Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (64.9%)
U.S. Government Securities (43.7%)
	United States Treasury Note/Bond	0.500%	3/15/23	972	961
	United States Treasury Note/Bond	0.125%	5/15/23	142,170	139,438
	United States Treasury Note/Bond	1.750%	5/15/23	994,591	993,037
	United States Treasury Note/Bond	0.125%	5/31/23	84,005	82,272
	United States Treasury Note/Bond	1.625%	5/31/23	367,450	366,187
	United States Treasury Note/Bond	2.750%	5/31/23	186,365	188,170
	United States Treasury Note/Bond	0.250%	6/15/23	2,126,420	2,084,556
	United States Treasury Note/Bond	0.125%	6/30/23	1,170,471	1,143,953
	United States Treasury Note/Bond	1.375%	6/30/23	275,345	273,280
	United States Treasury Note/Bond	2.625%	6/30/23	254,388	256,455
	United States Treasury Note/Bond	0.125%	7/15/23	810,780	791,271
	United States Treasury Note/Bond	0.125%	7/31/23	441,988	430,800
	United States Treasury Note/Bond	1.250%	7/31/23	165,261	163,505
	United States Treasury Note/Bond	2.750%	7/31/23	355,760	358,984
	United States Treasury Note/Bond	0.125%	8/15/23	556,915	542,296
	United States Treasury Note/Bond	2.500%	8/15/23	361,760	363,795
[1]	United States Treasury Note/Bond	6.250%	8/15/23	208,228	219,746
	United States Treasury Note/Bond	0.125%	8/31/23	662,490	644,375
	United States Treasury Note/Bond	1.375%	8/31/23	278,085	275,304
	United States Treasury Note/Bond	2.750%	8/31/23	725,366	731,940
	United States Treasury Note/Bond	0.125%	9/15/23	704,085	684,063
	United States Treasury Note/Bond	0.250%	9/30/23	704,868	685,374
	United States Treasury Note/Bond	1.375%	9/30/23	351,230	347,334
	United States Treasury Note/Bond	2.875%	9/30/23	390,104	394,371
	United States Treasury Note/Bond	0.125%	10/15/23	954,900	925,507
	United States Treasury Note/Bond	0.375%	10/31/23	524,365	509,781
	United States Treasury Note/Bond	1.625%	10/31/23	202,790	201,079
	United States Treasury Note/Bond	2.875%	10/31/23	350,246	353,913
	United States Treasury Note/Bond	0.250%	11/15/23	343,875	333,183
	United States Treasury Note/Bond	2.750%	11/15/23	275,962	278,247
	United States Treasury Note/Bond	0.500%	11/30/23	545,608	530,348
	United States Treasury Note/Bond	2.125%	11/30/23	393,035	392,421
	United States Treasury Note/Bond	2.875%	11/30/23	261,591	264,289
	United States Treasury Note/Bond	0.125%	12/15/23	843,655	813,732
	United States Treasury Note/Bond	0.750%	12/31/23	50,115	48,815
	United States Treasury Note/Bond	2.250%	12/31/23	156,558	156,509
	United States Treasury Note/Bond	2.625%	12/31/23	132,471	133,278
	United States Treasury Note/Bond	0.125%	1/15/24	396,240	381,319
	United States Treasury Note/Bond	0.875%	1/31/24	896,242	873,416
	United States Treasury Note/Bond	2.250%	1/31/24	194,225	193,982
	United States Treasury Note/Bond	2.500%	1/31/24	678,645	680,872

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.125%	2/15/24	204,135	196,033
	United States Treasury Note/Bond	2.750%	2/15/24	589,749	594,264
	United States Treasury Note/Bond	1.500%	2/29/24	536,806	529,006
	United States Treasury Note/Bond	2.125%	2/29/24	485,224	483,480
	United States Treasury Note/Bond	2.375%	2/29/24	510,641	511,120
	United States Treasury Note/Bond	0.250%	3/15/24	180,705	173,590
	United States Treasury Note/Bond	2.125%	3/31/24	962,029	957,970
	United States Treasury Note/Bond	2.250%	3/31/24	665,910	664,974
	United States Treasury Note/Bond	0.375%	4/15/24	777,825	747,077
	United States Treasury Note/Bond	2.000%	4/30/24	300,822	298,472
	United States Treasury Note/Bond	2.250%	4/30/24	885,657	883,305
	United States Treasury Note/Bond	0.250%	5/15/24	450,160	430,254
	United States Treasury Note/Bond	2.500%	5/15/24	672,918	674,285
[1]	United States Treasury Note/Bond	2.000%	5/31/24	1,596,399	1,582,929
	United States Treasury Note/Bond	0.250%	6/15/24	742,578	708,234
	United States Treasury Note/Bond	1.750%	6/30/24	391,554	385,864
	United States Treasury Note/Bond	2.000%	6/30/24	419,533	415,731
	United States Treasury Note/Bond	0.375%	7/15/24	446,747	426,364
	United States Treasury Note/Bond	1.750%	7/31/24	345,514	340,115
	United States Treasury Note/Bond	2.125%	7/31/24	254,475	252,646
	United States Treasury Note/Bond	0.375%	8/15/24	580,000	552,359
	United States Treasury Note/Bond	2.375%	8/15/24	491,390	490,315
	United States Treasury Note/Bond	1.250%	8/31/24	382,444	371,568
	United States Treasury Note/Bond	1.875%	8/31/24	306,793	302,526
	United States Treasury Note/Bond	0.375%	9/15/24	390,820	371,279
	United States Treasury Note/Bond	1.500%	9/30/24	304,503	297,319
	United States Treasury Note/Bond	2.125%	9/30/24	482,058	477,915
	United States Treasury Note/Bond	0.625%	10/15/24	631,945	603,211
	United States Treasury Note/Bond	1.500%	10/31/24	704,346	687,068
	United States Treasury Note/Bond	2.250%	10/31/24	282,595	280,873
	United States Treasury Note/Bond	0.750%	11/15/24	50,701	48,459
	United States Treasury Note/Bond	2.250%	11/15/24	606,889	603,096
	United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,493
	United States Treasury Note/Bond	1.500%	11/30/24	1,146,866	1,117,119
	United States Treasury Note/Bond	2.125%	11/30/24	1,109,980	1,098,880
	United States Treasury Note/Bond	1.000%	12/15/24	667,621	641,542
	United States Treasury Note/Bond	1.750%	12/31/24	454,053	444,972
	United States Treasury Note/Bond	2.250%	12/31/24	361,825	359,337
	United States Treasury Note/Bond	1.125%	1/15/25	576,640	555,376
	United States Treasury Note/Bond	1.375%	1/31/25	261,760	253,703
	United States Treasury Note/Bond	2.500%	1/31/25	212,880	212,813
	United States Treasury Note/Bond	1.500%	2/15/25	543,905	528,778
	United States Treasury Note/Bond	2.000%	2/15/25	289,129	285,063
	United States Treasury Note/Bond	7.625%	2/15/25	2,112	2,411
	United States Treasury Note/Bond	1.125%	2/28/25	34,711	33,366
	United States Treasury Note/Bond	2.750%	2/28/25	78,661	79,177
	United States Treasury Note/Bond	1.750%	3/15/25	678,400	663,984
	United States Treasury Note/Bond	0.500%	3/31/25	9,630	9,073
	United States Treasury Note/Bond	2.625%	3/31/25	300,621	301,607
	United States Treasury Note/Bond	0.375%	4/30/25	320,390	300,015
	United States Treasury Note/Bond	2.875%	4/30/25	208,494	210,644
	United States Treasury Note/Bond	2.125%	5/15/25	922,386	911,001
	United States Treasury Note/Bond	0.250%	5/31/25	614,131	571,718
	United States Treasury Note/Bond	2.875%	5/31/25	255,590	258,146
	United States Treasury Note/Bond	0.250%	6/30/25	1,084,640	1,007,698
	United States Treasury Note/Bond	2.750%	6/30/25	251,462	253,112
	United States Treasury Note/Bond	0.250%	7/31/25	714,990	662,818
	United States Treasury Note/Bond	2.875%	7/31/25	293,610	296,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	United States Treasury Note/Bond	2.000%	8/15/25	1,620,189	1,591,583
[1]	United States Treasury Note/Bond	6.875%	8/15/25	48,414	55,162
	United States Treasury Note/Bond	0.250%	8/31/25	468,100	433,139
	United States Treasury Note/Bond	2.750%	8/31/25	350,365	352,719
	United States Treasury Note/Bond	0.250%	9/30/25	146,010	134,854
	United States Treasury Note/Bond	3.000%	9/30/25	259,032	262,998
	United States Treasury Note/Bond	0.250%	10/31/25	530,514	489,068
	United States Treasury Note/Bond	3.000%	10/31/25	204,006	207,194
	United States Treasury Note/Bond	2.250%	11/15/25	742,427	734,771
	United States Treasury Note/Bond	0.375%	11/30/25	874,670	808,523
	United States Treasury Note/Bond	2.875%	11/30/25	275,005	278,185
	United States Treasury Note/Bond	0.375%	12/31/25	169,153	156,176
	United States Treasury Note/Bond	2.625%	12/31/25	360,095	361,277
	United States Treasury Note/Bond	0.375%	1/31/26	964,285	888,498
	United States Treasury Note/Bond	2.625%	1/31/26	539,960	541,985
	United States Treasury Note/Bond	1.625%	2/15/26	1,076,077	1,040,096
	United States Treasury Note/Bond	0.500%	2/28/26	312,549	288,961
	United States Treasury Note/Bond	2.500%	2/28/26	351,250	350,701
	United States Treasury Note/Bond	0.750%	3/31/26	445,505	415,433
	United States Treasury Note/Bond	2.250%	3/31/26	473,185	468,231
[1]	United States Treasury Note/Bond	0.750%	4/30/26	1,903,157	1,772,612
	United States Treasury Note/Bond	2.375%	4/30/26	354,170	352,067
	United States Treasury Note/Bond	1.625%	5/15/26	984,824	950,202
	United States Treasury Note/Bond	0.750%	5/31/26	981,245	912,558
	United States Treasury Note/Bond	2.125%	5/31/26	322,175	317,141
	United States Treasury Note/Bond	0.875%	6/30/26	286,605	267,662
	United States Treasury Note/Bond	1.875%	6/30/26	323,405	315,219
	United States Treasury Note/Bond	0.625%	7/31/26	703,524	649,221
	United States Treasury Note/Bond	1.875%	7/31/26	302,795	295,036
	United States Treasury Note/Bond	1.500%	8/15/26	637,414	610,822
[1]	United States Treasury Note/Bond	6.750%	8/15/26	32,360	37,998
	United States Treasury Note/Bond	0.750%	8/31/26	631,854	585,650
	United States Treasury Note/Bond	1.375%	8/31/26	585,567	558,118
	United States Treasury Note/Bond	0.875%	9/30/26	428,350	398,767
	United States Treasury Note/Bond	1.625%	9/30/26	396,425	381,683
	United States Treasury Note/Bond	1.125%	10/31/26	571,987	538,025
	United States Treasury Note/Bond	1.625%	10/31/26	404,254	389,094
	United States Treasury Note/Bond	2.000%	11/15/26	522,821	511,303
[1]	United States Treasury Note/Bond	6.500%	11/15/26	50,779	59,554
	United States Treasury Note/Bond	1.250%	11/30/26	401,205	379,515
	United States Treasury Note/Bond	1.625%	11/30/26	707,440	680,801
	United States Treasury Note/Bond	1.250%	12/31/26	695,530	657,167
	United States Treasury Note/Bond	1.750%	12/31/26	485,524	469,744
	United States Treasury Note/Bond	1.500%	1/31/27	842,824	805,424
	United States Treasury Note/Bond	2.250%	2/15/27	413,015	408,626
	United States Treasury Note/Bond	1.125%	2/28/27	1,892	1,775
	United States Treasury Note/Bond	1.875%	2/28/27	371,856	361,920
	United States Treasury Note/Bond	0.625%	3/31/27	3,245	2,966
	United States Treasury Note/Bond	2.500%	3/31/27	759,440	761,101
	United States Treasury Note/Bond	0.500%	4/30/27	126,813	114,984
	United States Treasury Note/Bond	2.375%	5/15/27	522,299	519,932
	United States Treasury Note/Bond	0.500%	5/31/27	839,455	759,444
	United States Treasury Note/Bond	0.500%	6/30/27	386,210	348,977
	United States Treasury Note/Bond	0.375%	7/31/27	691,045	619,565
	United States Treasury Note/Bond	2.250%	8/15/27	508,974	503,327
[1]	United States Treasury Note/Bond	6.375%	8/15/27	33,585	40,103
	United States Treasury Note/Bond	0.500%	8/31/27	1,111,625	1,000,810
	United States Treasury Note/Bond	0.375%	9/30/27	299,065	266,916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.500%	10/31/27	560,407	503,140
	United States Treasury Note/Bond	2.250%	11/15/27	813,084	803,428
	United States Treasury Note/Bond	0.625%	11/30/27	859,020	775,266
	United States Treasury Note/Bond	0.625%	12/31/27	647,600	583,751
	United States Treasury Note/Bond	0.750%	1/31/28	780,282	707,618
	United States Treasury Note/Bond	2.750%	2/15/28	667,601	677,824
	United States Treasury Note/Bond	1.125%	2/29/28	443,220	410,948
	United States Treasury Note/Bond	1.250%	3/31/28	623,400	581,418
	United States Treasury Note/Bond	1.250%	4/30/28	1,519,613	1,415,614
	United States Treasury Note/Bond	2.875%	5/15/28	755,131	772,712
	United States Treasury Note/Bond	1.250%	5/31/28	632,190	588,529
	United States Treasury Note/Bond	1.250%	6/30/28	702,448	653,496
	United States Treasury Note/Bond	1.000%	7/31/28	775,821	709,876
	United States Treasury Note/Bond	2.875%	8/15/28	953,238	976,473
	United States Treasury Note/Bond	5.500%	8/15/28	71,225	83,890
	United States Treasury Note/Bond	1.125%	8/31/28	627,455	578,141
	United States Treasury Note/Bond	1.250%	9/30/28	483,265	448,455
	United States Treasury Note/Bond	1.375%	10/31/28	445,915	416,791
	United States Treasury Note/Bond	3.125%	11/15/28	866,900	902,389
[1]	United States Treasury Note/Bond	5.250%	11/15/28	45,485	53,232
	United States Treasury Note/Bond	1.500%	11/30/28	1,305,215	1,229,553
	United States Treasury Note/Bond	1.375%	12/31/28	25	23
	United States Treasury Note/Bond	1.750%	1/31/29	221,125	211,762
	United States Treasury Note/Bond	2.625%	2/15/29	697,211	705,490
[1]	United States Treasury Note/Bond	5.250%	2/15/29	45,278	53,279
	United States Treasury Note/Bond	1.875%	2/28/29	329,815	318,375
	United States Treasury Note/Bond	2.375%	3/31/29	444,375	443,055
	United States Treasury Note/Bond	2.375%	5/15/29	903,778	901,236
	United States Treasury Note/Bond	1.625%	8/15/29	679,659	644,508
[1]	United States Treasury Note/Bond	6.125%	8/15/29	50,571	63,245
	United States Treasury Note/Bond	1.750%	11/15/29	549,757	525,963
	United States Treasury Note/Bond	1.500%	2/15/30	247,629	232,114
	United States Treasury Note/Bond	0.625%	5/15/30	1,241,512	1,082,249
[1]	United States Treasury Note/Bond	6.250%	5/15/30	131,653	169,174
	United States Treasury Note/Bond	0.625%	8/15/30	1,323,619	1,149,481
[1]	United States Treasury Note/Bond	0.875%	11/15/30	1,921,544	1,702,068
	United States Treasury Note/Bond	1.125%	2/15/31	1,472,821	1,330,141
[1]	United States Treasury Note/Bond	5.375%	2/15/31	350,937	435,710
	United States Treasury Note/Bond	1.625%	5/15/31	1,222,142	1,150,914
	United States Treasury Note/Bond	1.250%	8/15/31	1,452,389	1,320,312
	United States Treasury Note/Bond	1.375%	11/15/31	1,301,602	1,194,423
	United States Treasury Note/Bond	1.875%	2/15/32	937,975	900,603
	United States Treasury Note/Bond	4.500%	2/15/36	281,048	355,438
	United States Treasury Note/Bond	4.750%	2/15/37	20,000	26,075
[1]	United States Treasury Note/Bond	5.000%	5/15/37	31,670	42,339
	United States Treasury Note/Bond	4.375%	2/15/38	55,118	69,698
	United States Treasury Note/Bond	4.500%	5/15/38	5,613	7,194
[1]	United States Treasury Note/Bond	3.500%	2/15/39	132,956	152,151
	United States Treasury Note/Bond	4.250%	5/15/39	109,385	136,816
[1]	United States Treasury Note/Bond	4.500%	8/15/39	120,862	155,723
	United States Treasury Note/Bond	4.375%	11/15/39	233,466	296,283
	United States Treasury Note/Bond	4.625%	2/15/40	260,527	341,046
	United States Treasury Note/Bond	1.125%	5/15/40	90,635	71,318
	United States Treasury Note/Bond	4.375%	5/15/40	184,735	234,758
	United States Treasury Note/Bond	1.125%	8/15/40	870,495	681,706
	United States Treasury Note/Bond	3.875%	8/15/40	211,862	252,811
	United States Treasury Note/Bond	1.375%	11/15/40	441,620	360,748
	United States Treasury Note/Bond	4.250%	11/15/40	203,132	253,502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.875%	2/15/41	1,348,664	1,199,890
	United States Treasury Note/Bond	4.750%	2/15/41	193,930	257,745
	United States Treasury Note/Bond	2.250%	5/15/41	391,692	369,659
	United States Treasury Note/Bond	4.375%	5/15/41	174,018	220,921
	United States Treasury Note/Bond	1.750%	8/15/41	428,011	370,698
	United States Treasury Note/Bond	3.750%	8/15/41	89,325	104,915
	United States Treasury Note/Bond	2.000%	11/15/41	445,755	402,921
	United States Treasury Note/Bond	3.125%	11/15/41	78,330	84,376
	United States Treasury Note/Bond	2.375%	2/15/42	321,960	310,440
	United States Treasury Note/Bond	3.125%	2/15/42	190,872	205,784
	United States Treasury Note/Bond	3.000%	5/15/42	163,799	173,217
[1]	United States Treasury Note/Bond	2.750%	8/15/42	374,404	380,196
	United States Treasury Note/Bond	2.750%	11/15/42	473,324	480,055
	United States Treasury Note/Bond	3.125%	2/15/43	324,938	349,258
	United States Treasury Note/Bond	2.875%	5/15/43	512,230	529,518
	United States Treasury Note/Bond	3.625%	8/15/43	394,910	457,540
[1]	United States Treasury Note/Bond	3.750%	11/15/43	388,181	458,539
	United States Treasury Note/Bond	3.625%	2/15/44	341,732	396,943
	United States Treasury Note/Bond	3.375%	5/15/44	432,981	485,548
	United States Treasury Note/Bond	3.125%	8/15/44	484,184	522,617
	United States Treasury Note/Bond	3.000%	11/15/44	365,342	386,806
	United States Treasury Note/Bond	2.500%	2/15/45	434,671	423,261
	United States Treasury Note/Bond	3.000%	5/15/45	451,132	479,045
	United States Treasury Note/Bond	2.875%	8/15/45	304,028	316,664
	United States Treasury Note/Bond	3.000%	11/15/45	177,935	189,668
	United States Treasury Note/Bond	2.500%	2/15/46	314,180	307,455
	United States Treasury Note/Bond	2.500%	5/15/46	499,970	489,580
	United States Treasury Note/Bond	2.250%	8/15/46	427,789	399,782
	United States Treasury Note/Bond	2.875%	11/15/46	503,620	529,509
	United States Treasury Note/Bond	3.000%	2/15/47	131,015	140,943
	United States Treasury Note/Bond	3.000%	5/15/47	90,069	97,119
	United States Treasury Note/Bond	2.750%	8/15/47	381,063	394,519
	United States Treasury Note/Bond	2.750%	11/15/47	432,499	448,177
	United States Treasury Note/Bond	3.000%	2/15/48	617,611	671,942
	United States Treasury Note/Bond	3.125%	5/15/48	558,044	622,393
[1]	United States Treasury Note/Bond	3.000%	8/15/48	561,717	612,535
	United States Treasury Note/Bond	3.375%	11/15/48	423,844	495,897
	United States Treasury Note/Bond	3.000%	2/15/49	577,056	633,409
	United States Treasury Note/Bond	2.875%	5/15/49	584,848	628,072
	United States Treasury Note/Bond	2.250%	8/15/49	29,645	28,153
	United States Treasury Note/Bond	2.375%	11/15/49	2,256	2,204
	United States Treasury Note/Bond	2.000%	2/15/50	165,121	148,557
	United States Treasury Note/Bond	1.250%	5/15/50	1,036,882	773,935
	United States Treasury Note/Bond	1.375%	8/15/50	1,017,569	783,847
	United States Treasury Note/Bond	1.625%	11/15/50	1,356,547	1,112,793
	United States Treasury Note/Bond	1.875%	2/15/51	1,001,460	874,400
	United States Treasury Note/Bond	2.375%	5/15/51	981,973	961,873
	United States Treasury Note/Bond	2.000%	8/15/51	1,023,661	922,095
	United States Treasury Note/Bond	1.875%	11/15/51	873,585	765,206
	United States Treasury Note/Bond	2.250%	2/15/52	888,150	850,542
					130,195,254
Agency Bonds and Notes (1.4%)
[2]	AID-Israel	5.500%	9/18/23	542	567
[2]	AID-Israel	5.500%	12/4/23	4,768	5,013
[2]	AID-Israel	5.500%	4/26/24	20,405	21,633
[2]	AID-Israel	5.500%	9/18/33	6,775	8,538
[2]	AID-Jordan	3.000%	6/30/25	5,200	5,254
	Federal Farm Credit Banks	0.125%	4/13/23	53,000	52,148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Farm Credit Banks	0.125%	5/10/23	32,500	31,905
	Federal Farm Credit Banks	1.770%	6/26/23	8,000	7,980
	Federal Farm Credit Banks	0.500%	12/1/23	36,350	35,314
	Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,104
	Federal Farm Credit Banks	0.900%	1/18/24	14,000	13,656
	Federal Farm Credit Banks	0.250%	2/26/24	20,700	19,906
	Federal Farm Credit Banks	0.875%	11/18/24	26,269	25,214
	Federal Farm Credit Banks	1.125%	1/6/25	13,020	12,544
	Federal Farm Credit Banks	1.750%	2/14/25	20,060	19,634
[3]	Federal Farm Credit Banks	2.510%	4/1/25	11,125	11,115
	Federal Home Loan Banks	0.125%	6/2/23	42,500	41,636
	Federal Home Loan Banks	0.125%	8/28/23	14,525	14,127
	Federal Home Loan Banks	0.500%	11/9/23	14,650	14,252
	Federal Home Loan Banks	0.625%	12/22/23	18,000	17,504
	Federal Home Loan Banks	2.500%	2/13/24	57,095	57,289
	Federal Home Loan Banks	2.125%	2/28/24	18,725	18,657
	Federal Home Loan Banks	2.875%	6/14/24	40,400	40,815
	Federal Home Loan Banks	1.500%	8/15/24	19,950	19,529
	Federal Home Loan Banks	5.375%	8/15/24	24,750	26,425
	Federal Home Loan Banks	2.875%	9/13/24	14,985	15,139
[4]	Federal Home Loan Banks	1.000%	12/20/24	18,000	17,303
	Federal Home Loan Banks	0.500%	4/14/25	52,350	49,247
	Federal Home Loan Banks	0.375%	9/4/25	11,000	10,219
	Federal Home Loan Banks	1.250%	12/21/26	10,500	9,890
	Federal Home Loan Banks	3.250%	11/16/28	264,785	276,319
	Federal Home Loan Banks	5.500%	7/15/36	19,780	26,069
[5]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	16,100	15,873
[5]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	49,050	48,311
[4,5]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	50,000	50,483
[5]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	54,475	53,335
[5]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	68,975	67,215
[5]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	55,750	54,266
[5]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	25,000	24,213
[5]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	52,000	50,391
[5]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	57,670	55,782
[5]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	39,850	38,733
[4,5]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	44,250	41,226
[5]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	172,535	160,159
[4,5]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	191,366	245,339
[5]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	90,654	120,376
[5]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	11,429	15,138
[5]	Federal National Mortgage Assn.	0.250%	5/22/23	71,700	70,401
[5]	Federal National Mortgage Assn.	0.250%	7/10/23	38,050	37,196
[5]	Federal National Mortgage Assn.	2.875%	9/12/23	23,000	23,239
[5]	Federal National Mortgage Assn.	0.250%	11/27/23	292,575	283,152
[5]	Federal National Mortgage Assn.	2.500%	2/5/24	90,320	90,623
[5]	Federal National Mortgage Assn.	1.750%	7/2/24	26,717	26,332
[5]	Federal National Mortgage Assn.	2.625%	9/6/24	462,745	464,742
[5]	Federal National Mortgage Assn.	1.625%	10/15/24	29,170	28,581
[5]	Federal National Mortgage Assn.	1.625%	1/7/25	36,330	35,484
[5]	Federal National Mortgage Assn.	0.625%	4/22/25	27,300	25,770
[5]	Federal National Mortgage Assn.	0.500%	6/17/25	41,000	38,411
[5]	Federal National Mortgage Assn.	0.375%	8/25/25	84,475	78,545
[5]	Federal National Mortgage Assn.	0.500%	11/7/25	77,575	72,206
[5]	Federal National Mortgage Assn.	2.125%	4/24/26	34,025	33,466
[5]	Federal National Mortgage Assn.	1.875%	9/24/26	48,275	46,877
[5]	Federal National Mortgage Assn.	0.750%	10/8/27	150,600	136,934
[5]	Federal National Mortgage Assn.	6.250%	5/15/29	27,789	34,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Federal National Mortgage Assn.	7.125%	1/15/30	26,389	34,870
[5]	Federal National Mortgage Assn.	7.250%	5/15/30	47,677	63,860
[5]	Federal National Mortgage Assn.	0.875%	8/5/30	151,330	132,187
[5]	Federal National Mortgage Assn.	6.625%	11/15/30	29,700	38,882
[5]	Federal National Mortgage Assn.	5.625%	7/15/37	10,765	14,499
[4]	Private Export Funding Corp.	3.550%	1/15/24	4,200	4,265
[4]	Private Export Funding Corp.	2.450%	7/15/24	8,300	8,234
[4]	Private Export Funding Corp.	1.750%	11/15/24	4,050	3,944
[4]	Private Export Funding Corp.	3.250%	6/15/25	2,475	2,497
[4]	Private Export Funding Corp.	1.400%	7/15/28	11,650	10,597
[4]	Resolution Funding Corp.	8.625%	1/15/30	110	154
	Tennessee Valley Authority	2.875%	9/15/24	9,637	9,706
	Tennessee Valley Authority	0.750%	5/15/25	6,825	6,452
[4]	Tennessee Valley Authority	6.750%	11/1/25	17,306	19,696
[4]	Tennessee Valley Authority	2.875%	2/1/27	30,250	30,606
	Tennessee Valley Authority	7.125%	5/1/30	27,165	35,822
	Tennessee Valley Authority	1.500%	9/15/31	13,725	12,293
[4]	Tennessee Valley Authority	4.700%	7/15/33	7,950	9,261
	Tennessee Valley Authority	4.650%	6/15/35	15,169	17,715
	Tennessee Valley Authority	5.880%	4/1/36	10,800	14,168
	Tennessee Valley Authority	6.150%	1/15/38	920	1,276
	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,326
	Tennessee Valley Authority	5.250%	9/15/39	30,250	38,432
	Tennessee Valley Authority	3.500%	12/15/42	2,100	2,145
	Tennessee Valley Authority	4.875%	1/15/48	6,951	8,983
	Tennessee Valley Authority	5.375%	4/1/56	6,250	8,967
	Tennessee Valley Authority	4.625%	9/15/60	7,468	9,640
	Tennessee Valley Authority	4.250%	9/15/65	14,725	18,199
					4,057,863
Conventional Mortgage-Backed Securities (19.8%)
[4,5]	Fannie Mae Pool	6.000%	1/1/26–3/1/35	187	209
[4,5]	Fannie Mae Pool	6.500%	2/1/29–9/1/32	108	114
[4,5]	Fannie Mae Pool	8.000%	8/1/24	1	1
[4,5]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	26,034	25,306
[4,5]	Freddie Mac Gold Pool	2.500%	6/1/22–3/1/43	379,262	376,620
[4,5]	Freddie Mac Gold Pool	3.000%	12/1/22–12/1/47	1,199,740	1,195,203
[4,5]	Freddie Mac Gold Pool	3.500%	4/1/24–7/1/48	1,272,728	1,293,704
[4,5]	Freddie Mac Gold Pool	4.000%	5/1/23–2/1/49	777,008	803,550
[4,5]	Freddie Mac Gold Pool	4.500%	2/1/23–1/1/49	390,899	413,400
[4,5]	Freddie Mac Gold Pool	5.000%	7/1/22–11/1/48	135,300	145,621
[4,5]	Freddie Mac Gold Pool	5.500%	7/1/22–6/1/41	88,899	98,290
[4,5]	Freddie Mac Gold Pool	6.000%	7/1/22–5/1/40	44,192	50,630
[4,5]	Freddie Mac Gold Pool	7.000%	9/1/23–12/1/38	5,782	6,300
[4,5]	Freddie Mac Gold Pool	7.500%	6/1/24–2/1/32	370	397
[4,5]	Freddie Mac Gold Pool	8.000%	8/1/23–12/1/31	494	542
[4,5]	Freddie Mac Gold Pool	8.500%	5/1/24–7/1/31	77	83
[4,5]	Freddie Mac Gold Pool	9.000%	12/1/24–3/1/31	69	76
[4]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	67,080	66,709
[4]	Ginnie Mae I Pool	3.500%	11/15/25–7/15/45	79,975	82,244
[4]	Ginnie Mae I Pool	4.000%	6/15/24–6/15/46	99,845	104,236
[4]	Ginnie Mae I Pool	4.500%	6/15/23–2/15/49	99,911	109,338
[4]	Ginnie Mae I Pool	5.000%	3/15/34–4/15/41	46,673	52,061
[4]	Ginnie Mae I Pool	5.500%	8/15/23–2/15/41	60	65
[4]	Ginnie Mae I Pool	6.000%	11/15/22–6/15/41	2,726	3,020
[4]	Ginnie Mae I Pool	6.500%	11/15/23–1/15/39	7,162	7,745
[4]	Ginnie Mae I Pool	7.000%	6/15/23–9/15/36	1,775	1,923
[4]	Ginnie Mae I Pool	7.500%	5/15/23–6/15/32	778	829
[4]	Ginnie Mae I Pool	8.000%	12/15/22–12/15/30	455	485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Ginnie Mae I Pool	8.250%	6/15/27	1	1
[4]	Ginnie Mae I Pool	8.500%	6/15/24–2/15/31	90	95
[4]	Ginnie Mae I Pool	9.000%	9/15/24–1/15/31	113	128
[4]	Ginnie Mae I Pool	9.500%	12/15/24–9/15/25	3	3
[4]	Ginnie Mae II Pool	1.500%	3/20/51–12/20/51	71,814	65,898
[3,4]	Ginnie Mae II Pool	2.000%	8/20/50–4/15/52	2,896,975	2,761,276
[3,4]	Ginnie Mae II Pool	2.500%	6/20/27–4/15/52	2,719,672	2,645,055
[3,4]	Ginnie Mae II Pool	3.000%	10/20/26–4/15/52	2,695,938	2,677,683
[3,4]	Ginnie Mae II Pool	3.500%	9/20/25–4/15/52	1,942,585	1,978,410
[4]	Ginnie Mae II Pool	4.000%	9/20/25–5/20/50	929,866	965,305
[4]	Ginnie Mae II Pool	4.500%	8/20/33–9/20/49	476,557	504,020
[4]	Ginnie Mae II Pool	5.000%	12/20/32–12/20/49	165,551	181,695
[4]	Ginnie Mae II Pool	5.500%	8/20/23–1/20/49	2,578	2,799
[4]	Ginnie Mae II Pool	6.000%	7/20/23–10/20/38	112	122
[4]	Ginnie Mae II Pool	6.500%	3/20/31–9/20/40	7,755	8,771
[4]	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	990	1,138
[4]	Ginnie Mae II Pool	7.500%	8/20/30	2	2
[4]	Ginnie Mae II Pool	8.500%	10/20/30	4	5
[3,4,5]	UMBS Pool	1.500%	7/1/35–9/1/51	3,727,885	3,409,214
[3,4,5]	UMBS Pool	2.000%	7/1/23–4/25/52	15,591,261	14,604,176
[3,4,5]	UMBS Pool	2.500%	10/1/22–4/25/52	10,921,088	10,497,724
[3,4,5]	UMBS Pool	3.000%	11/1/25–4/25/52	6,357,445	6,280,295
[3,4,5]	UMBS Pool	3.500%	5/1/23–4/25/52	3,353,724	3,399,022
[4,5]	UMBS Pool	4.000%	3/1/23–3/1/51	2,328,800	2,400,675
[4,5]	UMBS Pool	4.500%	6/1/22–7/1/50	1,044,036	1,100,094
[4,5]	UMBS Pool	5.000%	5/1/23–3/1/50	392,027	419,248
[4,5]	UMBS Pool	5.500%	6/1/22–6/1/49	178,462	198,572
[4,5]	UMBS Pool	6.000%	8/1/22–5/1/41	98,614	112,406
[4,5]	UMBS Pool	7.000%	12/1/22–11/1/38	9,381	10,499
[4,5]	UMBS Pool	7.500%	11/1/22–12/1/32	789	864
[4,5]	UMBS Pool	8.000%	7/1/24–9/1/31	268	293
[4,5]	UMBS Pool	8.500%	7/1/24–5/1/32	104	113
[4,5]	UMBS Pool	9.000%	8/1/24–8/1/30	24	26
[4,5]	UMBS Pool	9.500%	1/1/25–11/1/25	26	27
					59,064,355
Nonconventional Mortgage-Backed Securities (0.0%)
[4,5,6]	Fannie Mae Pool, 1 YR CMT + 2.155%	2.280%	12/1/37	374	386
[4,5,6]	Fannie Mae Pool, 1 YR CMT + 2.185%	2.333%	5/1/36	31	33
[4,5,6]	Fannie Mae Pool, 1 YR CMT + 2.190%	2.315%	12/1/36	4	4
[4,5,6]	Fannie Mae Pool, 1 YR CMT + 2.235%	2.360%	12/1/35	2	2
[4,5,6]	Fannie Mae Pool, 1 YR CMT + 2.268%	2.393%	9/1/33	2	2
[4,5,6]	Fannie Mae Pool, 1 YR CMT + 2.268%	2.643%	5/1/33	2	2
[4,5,6]	Fannie Mae Pool, 1 YR CMT + 2.275%	2.400%	11/1/32	5	5
[4,5,6]	Fannie Mae Pool, 1 YR CMT + 2.313%	2.438%	1/1/35	158	166
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.779%	12/1/41	426	432
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.560%	9/1/37	638	655
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.387%	1.724%	1/1/35	22	22
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.388%	1.638%	10/1/37	508	522
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.432%	1.682%	7/1/36	141	143
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.460%	1.835%	2/1/37	1	1
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.470%	1.828%	3/1/43	1,533	1,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	1.780%	12/1/43	377	385
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.555%	1.805%	9/1/43	159	161
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.305%	7/1/43	2,688	2,737
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.585%	1.835%	10/1/34	2	2
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.596%	1.846%	11/1/33	78	79
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	1.847%	8/1/35	430	442
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	1.851%	10/1/37	271	278
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.604%	2.221%	4/1/37	10	10
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.606%	1.906%	6/1/43	528	541
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	2.078%	2/1/36	292	296
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.127%	3/1/38	99	101
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.633%	1.883%	1/1/35	1	1
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	1.885%	11/1/36	61	60
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	1.908%	7/1/35	345	354
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	1.910%	9/1/40	159	165
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.662%	2.006%	1/1/37	127	131
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	1.915%	6/1/36	19	19
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.671%	1.920%	10/1/42	475	494
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.678%	1.933%	1/1/42	557	574
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.680%	1.948%	8/1/39	692	710
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	1.960%	6/1/42	565	580
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.935%	12/1/33	151	153
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.688%	2.304%	4/1/36	134	140
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.940%	10/1/39–9/1/42	1,273	1,312
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.947%	5/1/40	182	188
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	1.945%	7/1/39	136	141
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	1.948%	8/1/40	281	292
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	1.950%	12/1/40	291	300
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	7/1/37	142	148
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	1.951%	10/1/42	528	546

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	1.955%	11/1/39	140	145
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.711%	2.087%	4/1/36	54	55
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.716%	2.173%	5/1/42	638	656
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.735%	1.993%	9/1/43	1,056	1,099
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.736%	1.986%	6/1/41	129	136
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	1.997%	7/1/41	874	921
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	2.408%	5/1/35	110	113
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.000%	10/1/40	179	186
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.167%	2/1/36	113	117
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.752%	2.002%	9/1/34	133	135
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.764%	2.035%	11/1/39	227	234
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.769%	2.136%	5/1/42	75	78
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.280%	2/1/41	196	202
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	2.146%	7/1/42	407	422
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.791%	2.157%	4/1/37	47	50
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.135%	8/1/42	1,304	1,351
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.410%	3/1/42	589	606
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	2.080%	3/1/42	248	261
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.053%	9/1/40	511	539
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.055%	11/1/41	625	648
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.060%	9/1/33–12/1/40	916	953
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.063%	11/1/41	384	396
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.074%	1/1/42	315	325
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.065%	11/1/40–12/1/41	882	912
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.066%	5/1/41	396	417
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.214%	3/1/41	397	412
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.230%	2/1/41	333	345
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.070%	12/1/40	74	76
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.821%	2.077%	2/1/42	500	526
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.575%	3/1/41	387	399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	2.076%	7/1/38	137	142
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.080%	6/1/41	551	574
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.308%	4/1/41	570	590
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.834%	2.156%	2/1/41	231	232
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.107%	1/1/40	321	332
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	2.089%	12/1/39	241	251
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.090%	8/1/39	328	340
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.864%	2.114%	5/1/40	112	117
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.875%	2.125%	1/1/37	15	16
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.165%	11/1/34	203	211
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.162%	5/1/36	71	71
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	2.164%	4/1/37	205	217
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.925%	2.175%	10/1/37	12	12
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.965%	2.340%	4/1/37	14	14
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	2.629%	10/1/36	186	195
[4,5,6]	Fannie Mae Pool, 6M USD LIBOR + 1.058%	1.506%	4/1/37	383	388
[4,5,6]	Fannie Mae Pool, 6M USD LIBOR + 1.415%	1.615%	7/1/34	84	86
[4,5,6]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.090%	8/1/37	295	309
[4,5]	Fannie Mae REMICS	2.418%	3/25/23	5,286	5,287
[4,5,6]	Freddie Mac Non Gold Pool, 1 YR CMT + 2.125%	2.250%	6/1/35	1	1
[4,5,6]	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	2.283%	11/1/36	98	101
[4,5,6]	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	2.325%	6/1/34	1	1
[4,5,6]	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	2.375%	11/1/34–5/1/36	588	585
[4,5,6]	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	2.490%	2/1/36	154	161
[4,5,6]	Freddie Mac Non Gold Pool, 1 YR CMT + 2.315%	2.440%	12/1/34	21	22
[4,5,6]	Freddie Mac Non Gold Pool, 1 YR CMT + 2.409%	2.534%	11/1/33	1	1
[4,5,6]	Freddie Mac Non Gold Pool, 1 YR CMT + 2.410%	2.533%	10/1/36	345	362
[4,5,6]	Freddie Mac Non Gold Pool, 1 YR CMT + 2.565%	2.690%	3/1/37	63	63
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.464%	1.888%	3/1/37	11	11
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.516%	1.781%	9/1/37	87	89
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.550%	2.050%	4/1/37	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	2.057%	3/1/37	20	20
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	1.875%	1/1/38	73	75
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	12/1/36–11/1/43	522	537
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	1.910%	10/1/37	170	175
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	1.915%	12/1/34	91	92
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.075%	2/1/37	170	175
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	1.993%	1/1/35	32	33
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	1.992%	12/1/36	352	348
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	1.995%	12/1/40	626	642
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	5/1/33–5/1/38	54	55
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.125%	4/1/33	1	1
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.168%	3/1/36	9	9
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.015%	12/1/36	49	48
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.772%	2.021%	12/1/34	6	6
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.780%	2.052%	3/1/36	3	3
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.784%	2.091%	6/1/37	300	312
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	2.050%	12/1/35	142	147
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.809%	2.058%	6/1/41	14	15
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	2.079%	3/1/42	267	277
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.831%	2.081%	1/1/37	124	131
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	2.090%	6/1/37	64	67
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.845%	2.139%	2/1/42	138	142
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.870%	2.120%	8/1/37	164	170
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	5/1/40–6/1/41	608	629
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.132%	6/1/40	161	169
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.223%	1/1/41	702	719
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.380%	3/1/41	51	53
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	2.317%	2/1/42	178	178
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.895%	2.144%	9/1/40	321	337
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.149%	12/1/39	89	92

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.150%	6/1/40–11/1/40	503	520
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.201%	1/1/41	96	99
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.393%	2/1/41	125	127
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.410%	2/1/41	139	144
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	2.451%	3/1/37	202	210
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.005%	2.255%	5/1/37	223	232
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.585%	3/1/38	69	71
[4,5,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	1.480%	5/1/37–6/1/37	293	300
[4,5,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	1.945%	3/1/37	42	44
[4,5,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	1.867%	1/1/37	483	501
[4,6]	Ginnie Mae II Pool, 1 YR CMT + 1.500%	1.625%	7/20/38–8/20/41	964	979
[4,6]	Ginnie Mae II Pool, 1 YR CMT + 1.500%	1.750%	10/20/38–12/20/43	3,342	3,410
[4,6]	Ginnie Mae II Pool, 1 YR CMT + 1.500%	1.875%	6/20/29–6/20/43	2,403	2,452
[4,6]	Ginnie Mae II Pool, 1 YR CMT + 1.500%	2.000%	1/20/41–1/20/44	3,966	4,074
[4,6]	Ginnie Mae II Pool, 1 YR CMT + 2.000%	2.000%	5/20/41	122	126
[4,6]	Ginnie Mae II Pool, 1 YR CMT + 2.000%	2.250%	11/20/40	55	57
[4,6]	Ginnie Mae II Pool, 1 YR CMT + 2.000%	2.375%	5/20/41	125	128
					57,906
Total U.S. Government and Agency Obligations (Cost $200,955,962)					193,375,378
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
[4]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	1,875	1,881
[4]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	1,600	1,596
[4]	American Express Credit Account Master Trust Series 2018-2	3.010%	10/15/25	14,150	14,282
[4]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	28,300	27,003
[4]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.500%	1/18/24	1,062	1,065
[4]	AmeriCredit Automobile Receivables Trust Series 2020-1	1.110%	8/19/24	4,054	4,052
[4]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	897	893
[4]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.530%	6/18/25	14,525	14,382
[4]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	1,375	1,336
[4]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	3,650	3,606
[4]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	2,150	2,073
[4]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	1,350	1,283
[4]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	1,150	1,118
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	1,050	1,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	525	498
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	1,150	1,092
[4]	BA Credit Card Trust Series 2019-A1	1.740%	1/15/25	10,750	10,767
[4]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	15,700	15,097
[4]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	3,715	3,548
[4]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	1,714	1,727
[4]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	4,100	4,128
[4]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	9,108	9,178
[4]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	3,542	3,545
[4]	BANK Series 2017-BNK5	3.390%	6/15/60	9,750	9,759
[4]	BANK Series 2017-BNK5	3.624%	6/15/60	4,450	4,427
[4]	BANK Series 2017-BNK6	3.254%	7/15/60	5,500	5,466
[4]	BANK Series 2017-BNK6	3.518%	7/15/60	3,388	3,412
[4]	BANK Series 2017-BNK6	3.741%	7/15/60	3,388	3,386
[4]	BANK Series 2017-BNK7	3.175%	9/15/60	6,984	6,856
[4]	BANK Series 2017-BNK7	3.435%	9/15/60	5,790	5,811
[4]	BANK Series 2017-BNK7	3.748%	9/15/60	4,100	4,111
[4]	BANK Series 2017-BNK8	3.488%	11/15/50	8,000	8,050
[4]	BANK Series 2017-BNK8	3.731%	11/15/50	1,325	1,329
[4]	BANK Series 2017-BNK8	4.069%	11/15/50	1,955	1,894
[4]	BANK Series 2017-BNK9	3.279%	11/15/54	8,000	7,958
[4]	BANK Series 2017-BNK9	3.538%	11/15/54	8,000	8,073
[4]	BANK Series 2018-BN10	3.641%	2/15/61	1,802	1,805
[4]	BANK Series 2018-BN10	3.688%	2/15/61	7,600	7,728
[4]	BANK Series 2018-BN10	3.898%	2/15/61	2,100	2,126
[4]	BANK Series 2018-BN11	4.046%	3/15/61	5,550	5,753
[4]	BANK Series 2018-BN12	4.255%	5/15/61	6,550	6,868
[4]	BANK Series 2018-BN12	4.355%	5/15/61	2,100	2,168
[4]	BANK Series 2018-BN13	3.953%	8/15/61	2,300	2,355
[4]	BANK Series 2018-BN13	4.217%	8/15/61	8,600	9,003
[4]	BANK Series 2018-BN14	3.966%	9/15/60	1,600	1,646
[4]	BANK Series 2018-BN14	4.128%	9/15/60	1,948	1,975
[4]	BANK Series 2018-BN14	4.231%	9/15/60	3,575	3,748
[4]	BANK Series 2018-BN14	4.481%	9/15/60	1,550	1,620
[4]	BANK Series 2018-BN15	4.407%	11/15/61	7,690	8,153
[4]	BANK Series 2019-BN16	4.005%	2/15/52	6,625	6,882
[4]	BANK Series 2019-BN17	3.714%	4/15/52	7,350	7,517
[4]	BANK Series 2019-BN17	3.976%	4/15/52	1,750	1,773
[4]	BANK Series 2019-BN18	3.584%	5/15/62	21,125	21,428
[4]	BANK Series 2019-BN18	3.826%	5/15/62	2,575	2,590
[4]	BANK Series 2019-BN19	3.183%	8/15/61	15,850	15,675
[4]	BANK Series 2019-BN19	4.032%	8/15/61	2,240	2,171
[4]	BANK Series 2019-BN20	3.011%	9/15/62	10,250	10,013
[4]	BANK Series 2019-BN21	2.851%	10/17/52	21,600	20,872
[4]	BANK Series 2019-BN21	3.093%	10/17/52	4,325	4,150
[4]	BANK Series 2019-BN22	2.978%	11/15/62	16,943	16,495
[4]	BANK Series 2019-BN23	2.920%	12/15/52	10,705	10,377
[4]	BANK Series 2019-BN23	3.203%	12/15/52	4,000	3,890
[4]	BANK Series 2019-BN24	2.960%	11/15/62	8,050	7,823
[4]	BANK Series 2019-BN24	3.283%	11/15/62	3,750	3,617
[4]	BANK Series 2020-BN25	2.649%	1/15/63	11,830	11,246
[4]	BANK Series 2020-BN25	2.841%	1/15/63	3,685	3,414
[4]	BANK Series 2020-BN26	2.403%	3/15/63	10,460	9,762

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BANK Series 2020-BN26	2.687%	3/15/63	3,310	3,089
[4]	BANK Series 2020-BN27	2.144%	4/15/63	9,540	8,732
[4]	BANK Series 2020-BN27	2.551%	4/15/63	2,825	2,603
[4]	BANK Series 2020-BN28	1.844%	3/15/63	2,810	2,500
[4]	BANK Series 2020-BN29	1.997%	11/15/53	3,900	3,503
[4]	BANK Series 2020-BN30	1.925%	12/15/53	4,700	4,197
[4]	BANK Series 2020-BN30	2.111%	12/15/53	550	485
[4]	BANK Series 2021-BN31	2.036%	2/15/54	3,300	2,973
[4]	BANK Series 2021-BN31	2.211%	2/15/54	1,925	1,715
[4]	BANK Series 2021-BN32	2.643%	4/15/54	5,350	5,059
[4]	BANK Series 2021-BN33	2.556%	5/15/64	2,535	2,377
[4]	BANK Series 2021-BN34	2.438%	6/15/63	9,750	9,046
[4]	BANK Series 2021-BN35	2.285%	6/15/64	5,829	5,328
[4]	BANK Series 2021-BN36	2.470%	9/15/64	8,550	7,947
[4]	BANK Series 2021-BN36	2.695%	9/15/64	2,625	2,418
[4]	BANK Series 2021-BN37	2.618%	11/15/64	8,250	7,755
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	21,595	21,834
[4]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	15,870	15,387
[4]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,325	1,291
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	8,975	8,777
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	5,375	5,259
[4]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	17,475	17,671
[4]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	4,675	4,669
[4]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	8,350	8,813
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	7,635	7,242
[4]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	2,000	1,894
[4]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	2,520	2,285
[4]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	8,225	7,413
[4]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,685	1,523
[4]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	9,525	8,746
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	3,175	2,913
[4]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,325	1,208
[4]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	5,225	4,936
[4]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	13,150	12,693
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	9,500	8,867
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	7,960	8,072
[4]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,600	2,621
[4]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	6,050	6,071
[4]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	17,575	18,018
[4]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	8,225	8,379
[4]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	3,627	3,659
[4]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	13,150	13,580
[4]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	18,625	19,350
[4]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	3,250	3,282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	8,850	9,264
[4]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,814
[4]	Benchmark Mortgage Trust Series 2018-B6	4.203%	10/10/51	2,501	2,521
[4]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	4,025	4,223
[4]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	1,250	1,304
[4]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	22,400	23,849
[4]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	10,690	11,212
[4]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	3,400	3,554
[4]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,682	2,695
[4]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,281	6,514
[4]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	6,100	6,223
[4]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	2,600	2,626
[4]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	2,400	2,386
[4]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	15,840	15,995
[4]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	4,225	4,210
[4]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	3,600	3,495
[4]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	13,650	13,334
[4]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	13,355	12,945
[4]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	25,275	24,135
[4]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,295	1,227
[4]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	2,500	2,407
[4]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	5,530	5,110
[4]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,655	1,524
[4]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	3,375	3,011
[4]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	1,125	1,001
[4]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	6,725	6,066
[4]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	555	502
[4]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	8,350	7,487
[4]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	850	760
[4]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	6,100	5,464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	7,900	7,495
[4]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,640	2,497
[4]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	12,150	10,974
[4]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	4,400	3,933
[4]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	7,550	7,100
[4]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,625	1,512
[4]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	7,850	7,378
[4]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,675	3,437
[4]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	5,275	4,971
[4]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	5,275	4,800
[4]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	1,075	1,011
[4]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	3,175	2,934
[4]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	1,075	983
[4]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	13,225	12,395
[4]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	10,475	10,167
[4]	Benchmark Mortgage Trust Series 2022-B32	3.411%	1/15/55	4,200	4,114
[4]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	4,225	4,260
[3,4]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	3,275	3,373
[4]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	3,675	3,650
[4]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	3,925	3,885
[4]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	1,250	1,219
[4]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	4,700	4,587
[4]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	2,975	2,860
[4]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	1,300	1,259
[4]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	1,012	1,004
[4]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	575	558
[4]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	4,025	4,095
[4]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	8,100	7,834
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	8,000	7,721
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	3,434	3,327
[4]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	15,540	15,019
[4]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	12,375	11,770
[4]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	27,900	25,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/16/26	26,100	24,993
[4]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	26,150	26,046
[4]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	1,260	1,263
[4]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	2,125	2,135
[4]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	800	789
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	5,700	5,452
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	1,400	1,324
[4]	CarMax Auto Owner Trust Series 2018-2	3.160%	7/17/23	970	972
[4]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	1,350	1,340
[4]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	7,723	7,715
[4]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	790	784
[4]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	6,402	6,346
[4]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	850	824
[4]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	4,225	4,148
[4]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	1,120	1,069
[4]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	275	260
[4]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	3,820	3,726
[4]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	825	776
[4]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	6,900	6,740
[4]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,600	1,536
[4]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	7,125	6,849
[4]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,325	1,250
[4]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	6,800	6,583
[4]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	2,625	2,516
[4]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	1,325	1,283
[4]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	4,500	4,333
[4]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	850	797
[4]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	9,075	8,797
[4]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	7,300	7,314
[4]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	1,223	1,223
[4]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	9,773	9,842
[4]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	2,542	2,527
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	5,133	5,140
[4]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	3,000	2,993
[4]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,489
[4]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	3,300	3,317
[4]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	6,575	6,560
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	3,825	3,749
[4]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	850	869
[4]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	7,375	7,716
[4]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	6,810	6,448
[4]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	18,130	17,429
[4]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	6,514	6,521
[4]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	5,800	5,873
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	8,250	8,149
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	5,900	5,838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	14,300	14,159
[4]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,650	3,661
[4]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	13,430	13,441
[4]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	2,675	2,670
[4]	Citibank Credit Card Issuance Trust Series 2018-A3	3.290%	5/23/25	26,125	26,451
[4]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	12,840	13,677
[4]	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	3,792	3,792
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	3,165	3,173
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	2,000	2,001
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC15	3.942%	9/10/46	332	335
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	3,475	3,525
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	2,875	2,920
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	285	288
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	3,150	3,192
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	1,150	1,169
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	1,150	1,164
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/10/47	440	445
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	1,700	1,714
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/10/47	1,425	1,443
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.477%	5/10/47	252	255
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	3,025	3,047
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	2,450	2,440
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	3,875	3,878
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	8,525	8,521
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	11,450	11,337
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	4,550	4,495
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	9,075	8,940
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	4,365	4,336
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	4,625	4,655
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	2,842	2,824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	5,725	5,769
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	2,195	2,194
[4]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	2,765	2,764
[4]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	6,500	6,434
[4]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	3,500	3,407
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	2,900	2,858
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	14,925	14,942
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	11,645	11,536
[4]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	3,115	2,950
[4]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	3,825	3,741
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,250	1,237
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	10,700	10,711
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	2,125	2,125
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	2,500	2,533
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	2,950	2,959
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	17,325	17,861
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	5,369	5,373
[4]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	2,300	2,430
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	7,722	7,527
[4]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	22,410	21,662
[4]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	16,100	15,709
[4]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	14,355	13,654
[4]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,655	2,523
[4]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	4,050	3,868
[4]	CNH Equipment Trust Series 2021-C	1.160%	10/16/28	700	656
[4]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	2,475	2,466
[4]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	1,450	1,444
[4]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	2,429	2,423
[4]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	2,950	2,965
[4]	COMM Mortgage Trust Series 2012-CR3	2.822%	10/15/45	3,934	3,920
[4]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	5,119	5,126
[4]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	1,500	1,501
[4]	COMM Mortgage Trust Series 2013-CR6	3.101%	3/10/46	5,858	5,857
[4]	COMM Mortgage Trust Series 2013-CR7	3.213%	3/10/46	1,405	1,408
[4]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	3,762	3,786
[4]	COMM Mortgage Trust Series 2013-CR9	4.255%	7/10/45	5,784	5,875
[4]	COMM Mortgage Trust Series 2013-CR10	4.210%	8/10/46	1,120	1,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	1,909	1,926
[4]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	8,590	8,727
[4]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	1,430	1,456
[4]	COMM Mortgage Trust Series 2013-CR12	3.623%	10/10/46	534	539
[4]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	2,095	2,084
[4]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	1,700	1,715
[4]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	1,150	1,154
[4]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	575	572
[4]	COMM Mortgage Trust Series 2013-CR13	3.706%	11/10/46	209	211
[4]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	5,850	5,924
[4]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	1,750	1,768
[4]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	974	979
[4]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	2,916	2,949
[4]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	643	644
[4]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	1,775	1,800
[4]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	1,950	1,975
[4]	COMM Mortgage Trust Series 2014-CR14	4.600%	2/10/47	1,175	1,190
[4]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	536	542
[4]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	2,641	2,683
[4]	COMM Mortgage Trust Series 2014-CR15	4.640%	2/10/47	1,320	1,348
[4]	COMM Mortgage Trust Series 2014-CR15	4.690%	2/10/47	2,730	2,759
[4]	COMM Mortgage Trust Series 2014-CR16	3.653%	4/10/47	767	776
[4]	COMM Mortgage Trust Series 2014-CR16	4.278%	4/10/47	2,950	2,970
[4]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	573	578
[4]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	2,225	2,239
[4]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	1,375	1,374
[4]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	1,396	1,408
[4]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	1,400	1,409
[4]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	1,845	1,851
[4]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	8,400	8,454
[4]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	2,250	2,256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	5,430	5,379
[4]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	2,375	2,386
[4]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	7,834	7,827
[4]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	11,435	11,550
[4]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	3,460	3,493
[4]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	379	383
[4]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	2,533	2,556
[4]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	709	710
[4]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	449	456
[4]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	5,700	5,737
[4]	COMM Mortgage Trust Series 2014-UBS4	3.420%	8/10/47	1,425	1,418
[4]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	5,575	5,575
[4]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	2,144	2,139
[4]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	8,050	8,082
[4]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	3,025	3,049
[4]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	10,725	10,743
[4]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	2,800	2,809
[4]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	7,950	7,902
[4]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	9,525	9,485
[4]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	2,128	2,135
[4]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	5,729	5,715
[4]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	2,325	2,324
[4]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	630	627
[4]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	5,725	5,772
[4]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	16,170	16,217
[4]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	4,307	4,334
[4]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	5,900	5,907
[4]	COMM Mortgage Trust Series 2015-CR27	4.338%	10/10/48	1,200	1,216
[4]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	5,960	5,933
[4]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	619	623
[4]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	5,894	5,828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,687	2,669
[4]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	594	588
[4]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	11,545	11,639
[4]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	6,600	6,669
[4]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	15,475	15,608
[4]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	5,414	5,476
[4]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	750	745
[4]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	2,060	2,061
[4]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	3,500	3,544
[4]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,437	6,714
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	19,400	18,806
[4]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	3,000	2,891
[4]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	5,550	5,541
[4]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	2,825	2,797
[4]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	2,250	2,150
[4]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	7,400	7,383
[4]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	2,900	2,863
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	2,846	2,869
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	11,085	11,115
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.118%	8/15/48	2,625	2,530
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	2,517	2,545
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	6,605	6,442
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	11,675	11,642
[4]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	10,250	10,189
[4]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	3,275	3,267
[4]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	8,000	7,983
[4]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	15,825	16,199
[4]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	16,475	17,092
[4]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	26,700	27,606
[4]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	15,960	15,738
[4]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	16,000	15,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,675	2,549
[4]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	7,275	7,686
[4]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	4,275	4,235
[4]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	5,000	4,882
[4]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	7,900	7,892
[4]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	2,174	2,146
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	3,100	2,787
[4]	Discover Card Execution Note Trust Series 2018-A1	3.030%	8/15/25	13,150	13,259
[4]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	12,175	11,545
[4]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	10,325	9,559
[4]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	14,100	13,756
[4]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	2,175	2,196
[4]	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	6,069	6,120
[4]	Drive Auto Receivables Trust Series 2020-2	1.420%	3/17/25	350	349
[4]	Drive Auto Receivables Trust Series 2021-1	0.650%	7/15/25	1,725	1,710
[4]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	1,450	1,429
[4]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	4,350	4,243
[4]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	3,725	3,579
[4]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	3,175	2,998
[4]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	1,200	1,167
[4]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	1,375	1,330
[4]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	4,665	4,622
[4]	Exeter Automobile Receivables Trust Series 2021-1A	0.500%	2/18/25	2,007	2,003
[4]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	5,240	5,140
[4]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	2,375	2,313
[4]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	2,650	2,548
[4]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	3,625	3,445
[4]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	1,575	1,543
[4]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	2,100	2,053
[4,5]	Fannie Mae-Aces Series 2013-M7	2.280%	12/27/22	1,673	1,670
[4,5]	Fannie Mae-Aces Series 2013-M14	2.618%	4/25/23	968	960
[4,5]	Fannie Mae-Aces Series 2013-M14	3.329%	10/25/23	9,481	9,584
[4,5]	Fannie Mae-Aces Series 2014-M1	3.098%	7/25/23	8,815	8,902
[4,5]	Fannie Mae-Aces Series 2014-M2	3.513%	12/25/23	7,934	8,022
[4,5]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	2,186	2,212
[4,5]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	5,537	5,575
[4,5]	Fannie Mae-Aces Series 2014-M7	3.228%	6/25/24	10,456	10,534
[4,5]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	6,115	6,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	7,619	7,629
[4,5]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	6,739	6,735
[4,5]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	11,890	11,834
[4,5]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	7,452	7,418
[4,5]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	4,840	4,816
[4,5]	Fannie Mae-Aces Series 2015-M4	2.509%	7/25/22	192	192
[4,5]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	7,040	7,003
[4,5]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	5,589	5,608
[4,5]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	5,029	5,064
[4,5]	Fannie Mae-Aces Series 2015-M11	2.822%	4/25/25	3,000	3,004
[4,5]	Fannie Mae-Aces Series 2015-M12	2.799%	5/25/25	9,227	9,203
[4,5]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	11,537	11,545
[4,5]	Fannie Mae-Aces Series 2016-M2	2.152%	1/25/23	2,886	2,887
[4,5]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	5,520	5,483
[4,5]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	5,775	5,698
[4,5]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	15,761	15,514
[4,5]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	10,500	10,413
[4,5]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	1,113	1,104
[4,5]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	3,529	3,437
[4,5]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	18,939	18,481
[4,5]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	17,000	16,675
[4,5]	Fannie Mae-Aces Series 2016-M12	2.308%	10/25/23	747	743
[4,5]	Fannie Mae-Aces Series 2016-M12	2.453%	9/25/26	17,200	16,963
[4,5]	Fannie Mae-Aces Series 2016-M13	2.496%	9/25/26	6,595	6,522
[4,5]	Fannie Mae-Aces Series 2017-M1	2.416%	10/25/26	10,885	10,686
[4,5]	Fannie Mae-Aces Series 2017-M2	2.796%	2/25/27	7,195	7,213
[4,5]	Fannie Mae-Aces Series 2017-M3	2.491%	12/25/26	8,878	8,780
[4,5]	Fannie Mae-Aces Series 2017-M4	2.570%	12/25/26	13,000	12,796
[4,5]	Fannie Mae-Aces Series 2017-M5	3.120%	4/25/29	1,356	1,385
[4,5]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	11,948	11,942
[4,5]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	14,684	14,816
[4,5]	Fannie Mae-Aces Series 2017-M10	2.554%	7/25/24	5,530	5,503
[4,5]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	4,000	4,007
[4,5]	Fannie Mae-Aces Series 2017-M12	3.070%	6/25/27	16,391	16,562
[4,5]	Fannie Mae-Aces Series 2017-M13	2.926%	9/25/27	1,306	1,311
[4,5]	Fannie Mae-Aces Series 2017-M14	2.867%	11/25/27	5,246	5,291
[4,5]	Fannie Mae-Aces Series 2017-M15	3.161%	11/25/27	14,873	14,873
[4,5]	Fannie Mae-Aces Series 2018-M1	2.991%	12/25/27	8,889	8,938
[4,5]	Fannie Mae-Aces Series 2018-M2	2.902%	1/25/28	27,525	27,572
[4,5]	Fannie Mae-Aces Series 2018-M3	3.085%	2/25/30	3,490	3,578
[4,5]	Fannie Mae-Aces Series 2018-M4	3.059%	3/25/28	11,123	11,236
[4,5]	Fannie Mae-Aces Series 2018-M7	3.046%	3/25/28	7,114	7,217
[4,5]	Fannie Mae-Aces Series 2018-M8	3.320%	6/25/28	5,196	5,356
[4,5]	Fannie Mae-Aces Series 2018-M10	3.364%	7/25/28	3,600	3,734
[4,5]	Fannie Mae-Aces Series 2018-M12	3.638%	8/25/30	2,530	2,661
[4,5]	Fannie Mae-Aces Series 2018-M13	3.713%	9/25/30	10,320	10,954
[4,5]	Fannie Mae-Aces Series 2018-M14	3.581%	8/25/28	10,013	10,433
[4,5]	Fannie Mae-Aces Series 2019-M1	3.553%	9/25/28	20,675	21,626
[4,5]	Fannie Mae-Aces Series 2019-M2	3.630%	11/25/28	11,219	11,763
[4,5]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	17,675	18,586
[4,5]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	10,525	10,792
[4,5]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	13,613	13,899
[4,5]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	18,875	19,185
[4,5]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	41,325	41,968
[4,5]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	14,145	13,764
[4,5]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	8,700	8,654
[4,5]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	7,000	6,793
[4,5]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	25,182	24,742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	9,339	9,119
[4,5]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	13,285	12,958
[4,5]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	7,180	6,937
[4,5]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	10,346	9,661
[4,5]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	9,575	8,746
[4,5]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	18,015	15,851
[4,5]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	14,000	12,771
[4,5]	Fannie Mae-Aces Series 2020-M52	1.320%	10/25/30	15,325	13,783
[4,5]	Fannie Mae-Aces Series 2021-M1	1.390%	11/25/30	8,700	7,953
[4,5]	Fannie Mae-Aces Series 2021-M3G	1.250%	1/25/31	15,100	13,252
[4,5]	Fannie Mae-Aces Series 2021-M4	1.466%	2/25/31	14,675	13,111
[4,5]	Fannie Mae-Aces Series 2021-M11	1.459%	3/25/31	20,925	18,906
[4,5]	Fannie Mae-Aces Series 2021-M13	1.605%	4/25/31	3,120	2,854
[4,5]	Fannie Mae-Aces Series 2021-M13	1.629%	3/25/33	9,000	8,112
[4,5]	Fannie Mae-Aces Series 2021-M19	1.741%	10/25/31	18,150	16,811
[4,5]	Fannie Mae-Aces Series 2022-M1	1.669%	10/25/31	20,350	18,342
[4,5]	Fannie Mae-Aces Series 2022-M1G	1.531%	9/25/31	4,575	4,100
[4,5]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/31	6,150	5,542
[4,5]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	10,250	9,858
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K022	2.355%	7/25/22	724	725
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K029	3.320%	2/25/23	15,838	15,951
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	3.250%	4/25/23	17,467	17,584
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K031	3.300%	4/25/23	16,452	16,618
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.310%	5/25/23	17,660	17,872
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	3.060%	7/25/23	19,075	19,202
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K034	3.531%	7/25/23	15,354	15,524
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K035	3.458%	8/25/23	19,775	19,991
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	17,403	17,626
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	6,475	6,537
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	611	613
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	19,450	19,622
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	803	808
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	10,850	10,944
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	2,544	2,560
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	14,400	14,516
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	14,025	14,126
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	1,046	1,048
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,970	32,829
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	895	899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	10,900	10,941
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K044	2.811%	1/25/25	3,000	2,992
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	2.493%	11/25/24	2,572	2,546
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	11/25/25	9,050	9,076
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	9,175	9,246
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	959	965
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	6,850	6,929
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	11,600	11,717
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	9,350	9,371
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	10,325	10,448
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	7,025	7,072
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	4,050	4,056
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	15,825	15,717
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.263%	4/25/25	228	227
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	14,200	14,070
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	11,625	11,449
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	18,025	17,792
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	11,575	11,467
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	6,500	6,560
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	4,321	4,398
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	12,800	13,056
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	12,850	13,150
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	29,250	29,953
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	14,200	14,432
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	3,000	3,057
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	10,060	10,194
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	18,126	18,459
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,675	7,837
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	14,000	14,253
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	4,875	4,996

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	10,048	10,299
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	7,300	7,540
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	9,650	9,925
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	16,150	16,822
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	10,950	11,443
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	35,850	37,904
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	17,950	18,978
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	6,500	6,868
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	10,157	10,774
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	898	927
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	11,250	11,931
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	31,075	32,987
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	11,640	12,326
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	9,580	10,211
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	36,100	37,666
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	37,950	40,224
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	1,605	1,645
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	15,101	15,838
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	16,080	16,800
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,500	10,892
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	12,175	12,530
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	20,400	21,116
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	13,215	13,518
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	23,400	23,476
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	15,725	15,697
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	15,850	15,713
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	13,750	13,403
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	26,450	25,613
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	12,180	11,926
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	21,365	20,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	19,195	18,729
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	16,700	16,416
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	25,885	24,738
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	5,665	5,263
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	25,000	23,559
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K107	1.639%	1/25/30	6,450	5,893
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	9,825	8,881
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	6,150	5,571
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	5,375	4,842
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	11,555	10,287
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	15,520	13,790
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	19,720	17,505
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	19,215	17,081
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	25,215	22,561
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	3,500	3,150
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	17,380	15,541
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,820	1,658
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	10,880	9,759
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	11/25/30	787	715
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	10,900	9,749
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	22,275	20,090
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	18,650	16,851
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	43,265	39,696
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	22,825	21,326
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	27,475	25,737
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	15,240	14,172
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	3,591	3,282
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	26,225	24,156
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	10,025	9,075
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	26,325	24,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	7,750	7,177
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	12,800	11,915
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	1,046	978
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	11,675	11,005
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	7,675	7,179
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	10,200	9,803
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	7,650	7,206
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	5,800	5,864
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	10,000	10,293
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,700	8,839
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	4,100	4,225
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	5,468	5,724
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	5,202	5,514
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	11,212	11,896
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	3,600	3,859
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	4,625	4,929
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	5,000	5,391
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,075	3,295
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K722	2.406%	3/25/23	1,855	1,862
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	9,830	9,789
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	9,500	9,543
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	26,090	26,044
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	10,674	10,683
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	12,500	12,424
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	26,598	26,585
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	42,975	42,977
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	15,975	16,119
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	13,200	13,295
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	13,200	13,433
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	20,400	20,543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	20,000	19,888
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	23,725	23,298
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	8,325	7,824
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	23,650	21,887
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	2,325	2,171
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	12,400	11,658
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	8,250	7,742
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	5,755	5,385
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	15,675	14,567
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	10,275	9,765
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	9,175	8,724
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	4,175	4,295
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	23,775	24,992
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	5,225	5,473
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	13,170	13,516
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	22,265	21,334
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	13,375	12,917
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	14,450	12,601
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	14,075	11,916
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	19,930	16,872
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	6,005	5,154
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	11,525	10,067
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	3,645	3,448
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	13,075	12,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	10,075	8,944
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	9,220	8,345
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	9,874	9,914
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KS03	3.161%	5/25/25	7,100	7,166
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KS06	2.720%	7/25/26	10,806	10,709
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	11,600	11,540
[4]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	2,375	2,388
[4]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	6,700	6,647
[4]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	1,365	1,342
[4]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	8,325	8,092
[4]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	1,250	1,252
[4]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	3,700	3,720
[4]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	521	518
[4]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	7,159	7,106
[4]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	1,965	1,906
[4]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	4,450	4,359
[4]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,890	1,787
[4]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	9,800	9,570
[4]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	3,535	3,357
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	3,075	2,962
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	800	766
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	11,925	12,023
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	9,200	9,557
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	10,300	10,349
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	11,408	11,227
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	16,825	16,324
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,865	9,211
[4]	GM Financial Automobile Leasing Trust Series 2020-1	1.670%	12/20/22	122	122
[4]	GM Financial Automobile Leasing Trust Series 2020-1	1.700%	12/20/23	530	530
[4]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	778	777

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	575	568
[4]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	5,800	5,707
[4]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	850	824
[4]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	7,925	7,697
[4]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	1,275	1,215
[4]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	11,500	11,355
[4]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	2,350	2,314
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	1,580	1,570
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	9,202	9,088
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	1,700	1,627
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	7,165	7,054
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	1,000	949
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	5,085	4,985
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	4,945	4,713
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	3,450	3,362
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	1,050	1,007
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	6,425	6,225
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	3,150	2,991
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	3,850	3,678
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	1,450	1,377
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	2,750	2,677
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	925	883
[4]	GM Financial Leasing Trust Series 2021-1	0.330%	2/20/25	1,085	1,061
[4]	GM Financial Leasing Trust Series 2021-1	0.540%	2/20/25	690	671
[4]	GS Mortgage Securities Corp. II Series 2013-GC10	2.943%	2/10/46	4,077	4,086
[4]	GS Mortgage Securities Corp. II Series 2013-GC10	3.279%	2/10/46	1,529	1,525
[4]	GS Mortgage Securities Trust Series 2012-GCJ9	2.773%	11/10/45	5,369	5,362
[4]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	5,682	5,711
[4]	GS Mortgage Securities Trust Series 2013-GC12	3.375%	6/10/46	1,792	1,790
[4]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	353	357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GS Mortgage Securities Trust Series 2013-GC14	4.243%	8/10/46	7,350	7,437
[4]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	426	432
[4]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	8,725	8,802
[4]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	18,304	18,494
[4]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	1,975	1,983
[4]	GS Mortgage Securities Trust Series 2014-GC22	3.467%	6/10/47	843	851
[4]	GS Mortgage Securities Trust Series 2014-GC22	3.516%	6/10/47	124	125
[4]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	1,950	1,959
[4]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	7,125	7,164
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.512%	9/10/47	1,675	1,639
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	1,788	1,792
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	11,450	11,441
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	2,000	2,006
[4]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,700	1,663
[4]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	6,200	6,179
[4]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5,700	5,651
[4]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	3,966	3,981
[4]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	2,275	2,281
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,358	2,316
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	4,633	4,632
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	5,600	5,595
[4]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	4,425	4,335
[4]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	11,450	11,115
[4]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	3,950	3,928
[4]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	2,925	2,873
[4]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	8,350	8,447
[4]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	3,350	3,353
[4]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	12,250	12,204
[4]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	600	598
[4]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	1,000	981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	13,194	13,239
[4]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,519	3,439
[4]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	10,000	9,909
[4]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	3,150	3,247
[4]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	7,675	7,737
[4]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	2,525	2,452
[4]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	7,970	7,866
[4]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	16,200	15,730
[4]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	3,775	3,561
[4]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	7,164	6,975
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	7,370	7,110
[4]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	2,110	2,035
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	4,270	3,950
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	7,200	6,430
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	1,100	971
[4]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	10,000	9,725
[4]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,875	1,777
[4]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	1,720	1,728
[4]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	965	955
[4]	Honda Auto Receivables Owner Trust Series 2020-3	0.370%	10/18/24	22,195	21,920
[4]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	1,275	1,231
[4]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	6,400	6,260
[4]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	2,725	2,604
[4]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	7,900	7,677
[4]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	4,225	4,073
[4]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	925	877
[4]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	5,700	5,520
[4]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	1,050	1,000
[4]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	2,750	2,709
[4]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	1,050	1,023

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	975	973
[4]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	604	601
[4]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	2,320	2,300
[4]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	1,125	1,087
[4]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	3,250	3,187
[4]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	850	810
[4]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	2,375	2,314
[4]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	1,050	993
[4]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	3,150	3,025
[4]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,325	1,247
[4]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	5,775	5,518
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6	3.507%	5/15/45	1,238	1,233
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8	2.829%	10/15/45	3,050	3,049
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX	3.483%	6/15/45	842	841
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9	2.840%	12/15/47	2,337	2,334
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	2,273	2,274
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	1,735	1,736
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	475	480
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	1,374	1,374
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	9,173	9,255
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	1,600	1,622
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.941%	12/15/46	1,600	1,641
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	11,478	11,460
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	2,590	2,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	3,055	3,118
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	4,600	4,664
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	14,325	13,885
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	725	699
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	5,800	5,845
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	4,650	4,669
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	1,776	1,785
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.031%	7/15/45	1,184	1,189
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	509	515
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	3,369	3,387
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	1,260	1,264
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	122	123
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	2,940	2,978
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	1,680	1,704
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	601	606
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	5,500	5,572
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	1,100	1,117
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.885%	1/15/47	1,650	1,666
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	15,816	15,953
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	1,173	1,184
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.793%	2/15/47	1,422	1,437
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	770	769
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	2,800	2,822
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	2,225	2,233
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	595	599
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	1,375	1,382
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	1,670	1,675
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	8,325	8,373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	2,225	2,206
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	4,175	4,213
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	2,462	2,469
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	67	66
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	2,275	2,278
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	4,125	4,108
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	9,975	10,006
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	2,775	2,774
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	17,150	17,132
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	2,875	2,873
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	2,875	2,853
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	3,488	3,482
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	3,048	3,018
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	6,775	6,705
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,725	1,689
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	1,799	1,813
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	4,650	4,646
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	3,479	3,513
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	5,675	5,728
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	2,900	2,935
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	1,858	1,880
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	9,734	9,734
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	3,772	3,802
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	5,875	5,810
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	4,230	4,269
[4]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	3,502	3,526
[4]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	4.732%	3/17/49	330	337
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	17,175	17,419
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	3,200	3,158
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.050%	7/15/50	1,031	1,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	10,755	10,814
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	4,500	4,466
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	2,034	2,042
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	17,650	18,289
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	11,975	11,949
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	1,075	1,070
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	4,400	4,338
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	2,050	1,999
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	879	837
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	3,480	3,467
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	14,250	14,434
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	5,600	5,558
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	3,850	3,857
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	2,400	2,393
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	13,125	13,679
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,575	1,618
[4]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	15,695	15,316
[4]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	3,940	3,603
[4]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.840%	12/15/22	452	452
[4]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.880%	9/15/25	1,600	1,602
[4]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	700	690
[4]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	4,655	4,611
[4]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	1,915	1,865
[4]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	3,450	3,356
[4]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	1,450	1,394
[4]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	550	530
[4]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	4,550	4,377
[4]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	750	705
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5	3.176%	8/15/45	1,359	1,359
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	1,946	1,945

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	2.918%	2/15/46	3,011	3,015
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	599	598
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.134%	12/15/48	3,475	3,479
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.376%	12/15/48	1,800	1,807
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.102%	5/15/46	3,475	3,476
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.456%	5/15/46	2,150	2,152
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.074%	7/15/46	8,000	8,084
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.151%	8/15/46	1,680	1,692
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.351%	8/15/46	840	819
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	3,915	3,949
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	3,500	3,530
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.745%	11/15/46	1,750	1,760
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	4,475	4,533
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.861%	2/15/47	1,600	1,632
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	467	470
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	4,200	4,228
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.332%	6/15/47	1,675	1,652
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	1,400	1,413
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.448%	10/15/47	1,675	1,668
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	2,083	2,099
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	5,050	5,049
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	1,377	1,383
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	10,125	10,049
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	6,625	6,589
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	3,098	3,110
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	4,500	4,472
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	2,875	2,822
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	1,097	1,106
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	5,775	5,834
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	4,900	4,926

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	4,890	4,921
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	5,672	5,676
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	2,698	2,722
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	4,925	4,934
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	2,109	2,132
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	3,500	3,522
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	3,548	3,521
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	2,557	2,576
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	11,975	11,952
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	1,847	1,840
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,250	1,241
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	11,700	11,404
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	14,200	13,998
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	13,521	13,684
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	4,625	4,573
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	8,150	8,202
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	5,200	5,200
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	5,725	5,682
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	8,325	8,366
[4]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	4,100	4,138
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	5,850	5,761
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	4,707	4,608
[4]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	11,700	11,382
[4]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	11,625	11,665
[4]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	5,000	4,853
[4]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	1,000	995
[4]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	7,500	7,541
[4]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	10,000	10,447
[4]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	14,885	14,768
[4]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,875	1,870

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,625	5,524
[4]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	4,100	4,177
[4]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	8,435	8,701
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	10,950	10,652
[4]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,595	6,848
[4]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	10,525	9,989
[4]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,575	1,495
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	5,275	4,847
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	900	828
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	525	482
[4]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	10,560	9,807
[3,4]	Morgan Stanley Capital I Trust Series 2022-L8	3.795%	3/15/32	10,450	10,811
[4]	New York City Housing Development Corp. Series 2014-8SPR	3.709%	2/15/48	150	154
[4]	Nissan Auto Lease Trust Series 2020-A	1.840%	1/17/23	394	394
[4]	Nissan Auto Lease Trust Series 2020-A	1.880%	4/15/25	1,050	1,051
[4]	Nissan Auto Lease Trust Series 2021-A	0.520%	8/15/24	5,025	4,897
[4]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	1,050	1,016
[4]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	1,850	1,856
[4]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	2,150	2,132
[4]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	1,667	1,660
[4]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	2,209	2,195
[4]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	850	827
[4]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	6,975	6,747
[4]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	3,300	3,100
[4]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	3,400	3,334
[4]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	2,100	2,044
[4]	PSNH Funding LLC 3 Series 2018-1	3.094%	2/1/26	777	782
[4]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	1,175	1,184
[4]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,825	2,937
[4]	Santander Drive Auto Receivables Trust Series 2020-1	4.110%	12/15/25	2,893	2,924
[4]	Santander Drive Auto Receivables Trust Series 2020-2	0.960%	11/15/24	551	551
[4]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	2,250	2,243
[4]	Santander Drive Auto Receivables Trust Series 2020-3	0.690%	3/17/25	1,655	1,653
[4]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	1,690	1,679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Santander Drive Auto Receivables Trust Series 2020-4	0.730%	3/17/25	1,675	1,672
[4]	Santander Drive Auto Receivables Trust Series 2020-4	1.010%	1/15/26	2,225	2,203
[4]	Santander Drive Auto Receivables Trust Series 2021-1	0.500%	4/15/25	5,700	5,674
[4]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	3,125	3,088
[4]	Santander Drive Auto Receivables Trust Series 2021-2	0.590%	9/15/25	1,975	1,955
[4]	Santander Drive Auto Receivables Trust Series 2021-2	0.900%	6/15/26	4,480	4,359
[4]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	3,900	3,743
[4]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	2,625	2,568
[4]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	3,700	3,541
[4]	Santander Drive Auto Receivables Trust Series 2021-4	0.880%	6/15/26	6,100	5,872
[4]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	3,175	3,029
[4]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	1,400	1,325
[4]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	4,175	4,088
[4]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	2,100	2,047
[4]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	3,675	3,658
[4]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	2,625	2,612
[4]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	9,000	8,856
[4]	Synchrony Card Funding LLC Series 2019-A2	2.340%	6/15/25	3,820	3,828
[4]	Synchrony Credit Card Master Note Trust Series 2018-2	3.470%	5/15/26	15,675	15,871
[4]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	525	527
[4]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	2,315	2,284
[4]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	527	525
[4]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	2,097	2,077
[4]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	4,775	4,719
[4]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	925	887
[4]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	3,675	3,605
[4]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	1,485	1,414
[4]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	21,050	20,360
[4]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	2,650	2,484
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	7,375	7,135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	1,575	1,487
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	3,675	3,546
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	1,150	1,080
[4]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	10,100	10,085
[4]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	4,800	4,808
[4]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	8,050	8,051
[4]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	2,150	2,119
[4]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	9,700	9,647
[4]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	4,050	3,972
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	6,450	6,413
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	8,050	8,025
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	3,562	3,532
[4]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	5,325	5,346
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	8,225	8,348
[4]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	4,375	4,406
[4]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	7,900	8,029
[4]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	15,850	16,326
[4]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	4,225	4,342
[4]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	15,800	16,346
[4]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	10,475	10,906
[4]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	2,650	2,776
[4]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	5,975	6,243
[4]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	4,206
[4]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	1,007	1,024
[4]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	5,825	6,092
[4]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,075	1,125
[4]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	12,950	13,564
[4]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	8,975	9,373
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	5,250	5,269
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,575	1,587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	6,475	6,230
[4]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	3,800	3,670
[4]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	2,300	2,236
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C5	3.185%	3/10/46	4,636	4,641
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	7,716	7,728
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	1,150	1,153
[4]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	36,015	34,275
[4]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	22,200	21,109
[4]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	8,625	8,302
[4]	Verizon Owner Trust Series 2020-B	0.470%	2/20/25	28,335	27,945
[4]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	14,090	13,808
[4]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	1,160	1,153
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	7,625	7,363
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	1,050	1,009
[4]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	2.918%	10/15/45	7,635	7,639
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	482	486
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	23,025	23,121
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	550	544
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	1,055	1,062
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.271%	12/15/47	1,178	1,179
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	5,650	5,631
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	2,850	2,845
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	3,344	3,355
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	3,150	3,120
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	2,275	2,261
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	8,905	8,783
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	8,500	8,509
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,619	1,618
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	3,638	3,673
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	8,500	8,529
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	901	905
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	14,401	14,260
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	2,850	2,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	1,607	1,619
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	3,425	3,461
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	2,925	2,955
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	107	107
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	2,104	2,114
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	2,275	2,251
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	3,567	3,604
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	2,950	2,980
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	10,237	10,264
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	13,850	13,405
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,800	1,699
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	2,378	2,367
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	6,700	6,716
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	2,350	2,345
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	4,700	4,616
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	2,800	2,727
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	4,675	4,748
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	4,530	4,514
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	9,053	8,872
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,530	1,544
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/49	1,160	1,135
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	11,445	11,481
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	3,243	3,283
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	9,675	9,690
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	5,375	5,368
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	5,350	5,327
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	8,025	8,097
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	2,150	2,149
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	13,300	13,321
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	4,786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	8,600	8,686
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	8,500	8,580
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	15,825	16,326
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,742	2,768
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	10,550	11,013
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	10,125	10,564
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	6,100	6,353
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	10,600	11,227
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	4,051	4,267
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	13,225	13,715
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	7,650	7,804
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	11,175	11,122
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	2,825	2,736
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	4,750	4,582
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	10,700	10,448
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	6,405	6,289
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	12,750	12,151
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	2,250	2,103
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	2,775	2,507
[4]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	5,820	5,482
[4]	WFRBS Commercial Mortgage Trust Series 2012-C7	3.431%	6/15/45	2,015	2,013
[4]	WFRBS Commercial Mortgage Trust Series 2012-C7	4.090%	6/15/45	4,400	4,398
[4]	WFRBS Commercial Mortgage Trust Series 2012-C8	3.001%	8/15/45	1,940	1,938
[4]	WFRBS Commercial Mortgage Trust Series 2012-C9	2.870%	11/15/45	4,900	4,894
[4]	WFRBS Commercial Mortgage Trust Series 2012-C10	2.875%	12/15/45	10,900	10,909
[4]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.198%	3/15/48	1,211	1,211
[4]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	820	823
[4]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	3,436	3,432
[4]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	673	673
[4]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.337%	6/15/46	6,000	6,004

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	3,000	3,003
[4]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	256	259
[4]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	4,470	4,501
[4]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	1,120	1,128
[4]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	407	411
[4]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	1,250	1,268
[4]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	2,100	2,138
[4]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	392	395
[4]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	1,450	1,464
[4]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	1,150	1,161
[4]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	1,150	1,171
[4]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	5,010	5,069
[4]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	575	583
[4]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.862%	12/15/46	862	868
[4]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	2,172	2,197
[4]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.039%	3/15/46	575	584
[4]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	364	368
[4]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.660%	3/15/47	702	701
[4]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	2,825	2,846
[4]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	950	954
[4]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	455	460
[4]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.723%	5/15/47	1,719	1,710
[4]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	1,675	1,685
[4]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	1,675	1,674
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	1,321	1,313
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	4,000	4,013
[4]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	8,200	8,245
[4]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,675	1,678
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	1,587	1,606
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,675	1,690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	1,125	1,134
[4]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.428%	11/15/47	1,084	1,084
[4]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,860	2,858
[4]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	3,050	3,066
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	992	1,001
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	6,720	6,784
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	2,800	2,828
[4]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	3,635	3,637
[4]	World Omni Auto Receivables Trust Series 2019-C	2.030%	12/15/25	1,705	1,700
[4]	World Omni Auto Receivables Trust Series 2020-A	1.700%	1/17/23	2,092	2,092
[4]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	1,575	1,575
[4]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	2,451	2,429
[4]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	615	592
[4]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	3,100	3,051
[4]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	1,125	1,073
[4]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	3,275	3,204
[4]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	875	830
[4]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	5,035	4,876
[4]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	5,275	5,094
[4]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,850	1,753
[4]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	5,200	4,996
[4]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	3,175	2,993
[4]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	5,300	5,189
[4]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	525	511
[4]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.450%	2/15/24	5,625	5,558
[4]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	1,125	1,101
[4]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	2,900	2,812
[4]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	1,050	1,014
[4]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	840	837
[4]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	1,850	1,793
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,947,157)					7,666,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (27.7%)
Communications (2.6%)
	Activision Blizzard Inc.	3.400%	9/15/26	12,676	12,900
	Activision Blizzard Inc.	3.400%	6/15/27	4,056	4,120
	Activision Blizzard Inc.	1.350%	9/15/30	7,000	6,074
	Activision Blizzard Inc.	4.500%	6/15/47	6,852	7,790
	Activision Blizzard Inc.	2.500%	9/15/50	20,075	16,493
	Alphabet Inc.	0.450%	8/15/25	11,373	10,613
	Alphabet Inc.	1.998%	8/15/26	10,031	9,783
	Alphabet Inc.	0.800%	8/15/27	14,267	12,910
	Alphabet Inc.	1.100%	8/15/30	27,986	24,435
	Alphabet Inc.	1.900%	8/15/40	16,085	13,147
	Alphabet Inc.	2.050%	8/15/50	29,699	23,496
	Alphabet Inc.	2.250%	8/15/60	23,644	18,488
	America Movil SAB de CV	3.625%	4/22/29	9,140	9,212
	America Movil SAB de CV	2.875%	5/7/30	4,715	4,505
	America Movil SAB de CV	6.375%	3/1/35	17,095	21,347
	America Movil SAB de CV	6.125%	11/15/37	6,308	7,681
	America Movil SAB de CV	6.125%	3/30/40	22,501	28,019
	America Movil SAB de CV	4.375%	7/16/42	15,901	16,582
	America Movil SAB de CV	4.375%	4/22/49	20,071	21,393
	AT&T Inc.	4.050%	12/15/23	6,985	7,160
	AT&T Inc.	3.800%	3/1/24	312	318
	AT&T Inc.	0.900%	3/25/24	27,592	26,741
	AT&T Inc.	4.450%	4/1/24	21,871	22,520
	AT&T Inc.	3.950%	1/15/25	21,793	22,354
	AT&T Inc.	3.400%	5/15/25	29,897	30,187
	AT&T Inc.	3.600%	7/15/25	15,068	15,315
	AT&T Inc.	4.125%	2/17/26	32,410	33,678
	AT&T Inc.	1.700%	3/25/26	42,510	40,328
	AT&T Inc.	2.950%	7/15/26	650	645
	AT&T Inc.	3.800%	2/15/27	15,749	16,132
	AT&T Inc.	4.250%	3/1/27	20,572	21,509
	AT&T Inc.	2.300%	6/1/27	28,577	27,273
	AT&T Inc.	1.650%	2/1/28	24,883	22,664
[4]	AT&T Inc.	4.100%	2/15/28	19,857	20,632
	AT&T Inc.	4.350%	3/1/29	41,740	44,084
[4]	AT&T Inc.	4.300%	2/15/30	35,816	37,870
	AT&T Inc.	2.750%	6/1/31	37,997	35,592
	AT&T Inc.	2.250%	2/1/32	31,592	27,999
	AT&T Inc.	2.550%	12/1/33	50,206	44,661
	AT&T Inc.	6.150%	9/15/34	1,675	1,990
	AT&T Inc.	4.500%	5/15/35	30,287	32,128
	AT&T Inc.	5.250%	3/1/37	25,071	28,543
	AT&T Inc.	4.900%	8/15/37	16,665	18,174
	AT&T Inc.	4.850%	3/1/39	24,373	26,538
	AT&T Inc.	5.350%	9/1/40	20,907	24,013
	AT&T Inc.	3.500%	6/1/41	33,005	30,392
	AT&T Inc.	5.550%	8/15/41	22,306	26,125
	AT&T Inc.	5.150%	3/15/42	9,672	10,897
	AT&T Inc.	4.900%	6/15/42	10,822	11,698
	AT&T Inc.	4.300%	12/15/42	21,514	21,747
	AT&T Inc.	3.100%	2/1/43	26,760	23,085
	AT&T Inc.	4.650%	6/1/44	14,222	14,825
	AT&T Inc.	4.350%	6/15/45	15,734	15,812
	AT&T Inc.	4.750%	5/15/46	24,987	27,243
[4]	AT&T Inc.	5.150%	11/15/46	11,024	12,574
	AT&T Inc.	5.650%	2/15/47	1,000	1,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	5.450%	3/1/47	21,575	25,748
	AT&T Inc.	4.500%	3/9/48	28,878	30,224
	AT&T Inc.	4.550%	3/9/49	13,567	14,267
	AT&T Inc.	5.150%	2/15/50	17,405	19,938
	AT&T Inc.	3.650%	6/1/51	40,552	36,941
	AT&T Inc.	3.300%	2/1/52	24,810	21,201
	AT&T Inc.	3.500%	9/15/53	93,730	82,873
	AT&T Inc.	3.550%	9/15/55	93,562	82,075
	AT&T Inc.	3.800%	12/1/57	66,384	60,619
	AT&T Inc.	3.650%	9/15/59	83,225	73,127
	AT&T Inc.	3.850%	6/1/60	19,303	17,376
	AT&T Inc.	3.500%	2/1/61	19,300	16,378
	Baidu Inc.	3.875%	9/29/23	11,335	11,449
	Baidu Inc.	4.375%	5/14/24	9,832	10,006
	Baidu Inc.	3.075%	4/7/25	6,750	6,638
	Baidu Inc.	1.720%	4/9/26	10,260	9,459
	Baidu Inc.	3.625%	7/6/27	9,679	9,578
	Baidu Inc.	4.375%	3/29/28	7,420	7,528
	Baidu Inc.	4.875%	11/14/28	8,849	9,233
	Baidu Inc.	3.425%	4/7/30	5,267	5,066
	Baidu Inc.	2.375%	10/9/30	4,000	3,542
	Baidu Inc.	2.375%	8/23/31	10,340	9,019
[4]	Bell Telephone Co. of Canada or Bell Canada	2.150%	2/15/32	400	356
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	1	1
[4]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	5,630	5,391
[4]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	5,500	4,875
	Booking Holdings Inc.	3.650%	3/15/25	9,977	10,140
	Booking Holdings Inc.	3.600%	6/1/26	16,856	17,179
	Booking Holdings Inc.	3.550%	3/15/28	8,871	8,969
	Booking Holdings Inc.	4.625%	4/13/30	19,491	21,167
	British Telecommunications plc	4.500%	12/4/23	5,450	5,567
	British Telecommunications plc	5.125%	12/4/28	6,000	6,323
	British Telecommunications plc	9.625%	12/15/30	33,338	45,553
[4]	Charter Communications Operating LLC	4.500%	2/1/24	16,699	17,109
	Charter Communications Operating LLC	4.908%	7/23/25	48,174	49,883
	Charter Communications Operating LLC	3.750%	2/15/28	29,766	29,498
	Charter Communications Operating LLC	4.200%	3/15/28	16,960	17,128
	Charter Communications Operating LLC	2.250%	1/15/29	17,215	15,535
	Charter Communications Operating LLC	5.050%	3/30/29	21,578	22,851
	Charter Communications Operating LLC	2.800%	4/1/31	20,279	18,326
	Charter Communications Operating LLC	2.300%	2/1/32	10,447	8,927
	Charter Communications Operating LLC	4.400%	4/1/33	6,200	6,190
	Charter Communications Operating LLC	6.384%	10/23/35	39,497	44,882
	Charter Communications Operating LLC	5.375%	4/1/38	11,133	11,461
	Charter Communications Operating LLC	3.500%	6/1/41	13,625	11,396
	Charter Communications Operating LLC	3.500%	3/1/42	19,335	16,063
	Charter Communications Operating LLC	6.484%	10/23/45	42,961	48,964
	Charter Communications Operating LLC	5.375%	5/1/47	34,210	34,972
	Charter Communications Operating LLC	5.750%	4/1/48	33,754	36,057
	Charter Communications Operating LLC	5.125%	7/1/49	16,508	16,436
	Charter Communications Operating LLC	4.800%	3/1/50	38,215	36,264
	Charter Communications Operating LLC	3.700%	4/1/51	27,769	22,591
	Charter Communications Operating LLC	3.900%	6/1/52	32,043	27,125
	Charter Communications Operating LLC	5.250%	4/1/53	6,000	6,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC	6.834%	10/23/55	11,599	13,776
	Charter Communications Operating LLC	3.850%	4/1/61	23,828	19,135
	Charter Communications Operating LLC	4.400%	12/1/61	20,673	18,060
	Charter Communications Operating LLC	3.950%	6/30/62	18,100	14,695
	Charter Communications Operating LLC	5.500%	4/1/63	6,000	6,052
	Comcast Corp.	3.700%	4/15/24	20,268	20,709
	Comcast Corp.	3.375%	2/15/25	26,630	27,033
	Comcast Corp.	3.375%	8/15/25	33,924	34,365
	Comcast Corp.	3.950%	10/15/25	40,062	41,374
	Comcast Corp.	3.150%	3/1/26	23,210	23,422
	Comcast Corp.	2.350%	1/15/27	30,966	30,093
	Comcast Corp.	3.300%	2/1/27	33,413	33,884
	Comcast Corp.	3.300%	4/1/27	14,260	14,448
	Comcast Corp.	3.150%	2/15/28	20,121	20,078
	Comcast Corp.	3.550%	5/1/28	3,055	3,113
	Comcast Corp.	4.150%	10/15/28	54,376	57,156
	Comcast Corp.	2.650%	2/1/30	24,072	23,131
	Comcast Corp.	3.400%	4/1/30	19,815	20,064
	Comcast Corp.	4.250%	10/15/30	25,735	27,441
	Comcast Corp.	1.950%	1/15/31	20,143	18,188
	Comcast Corp.	1.500%	2/15/31	15,248	13,280
	Comcast Corp.	4.250%	1/15/33	23,379	25,055
	Comcast Corp.	7.050%	3/15/33	6,749	8,819
	Comcast Corp.	4.200%	8/15/34	12,972	13,899
	Comcast Corp.	5.650%	6/15/35	6,356	7,618
	Comcast Corp.	4.400%	8/15/35	13,375	14,393
	Comcast Corp.	6.500%	11/15/35	5,327	6,898
	Comcast Corp.	3.200%	7/15/36	13,460	12,881
	Comcast Corp.	6.450%	3/15/37	14,039	18,349
	Comcast Corp.	3.900%	3/1/38	6,828	7,009
	Comcast Corp.	4.600%	10/15/38	45,442	50,196
	Comcast Corp.	6.550%	7/1/39	1,000	1,357
	Comcast Corp.	3.250%	11/1/39	18,844	17,835
	Comcast Corp.	3.750%	4/1/40	20,634	20,722
	Comcast Corp.	4.650%	7/15/42	16,147	17,777
	Comcast Corp.	4.600%	8/15/45	17,829	19,628
	Comcast Corp.	3.400%	7/15/46	16,746	15,785
	Comcast Corp.	4.000%	8/15/47	23,822	24,440
	Comcast Corp.	3.969%	11/1/47	35,043	35,812
	Comcast Corp.	4.000%	3/1/48	14,998	15,438
	Comcast Corp.	4.700%	10/15/48	21,571	24,389
	Comcast Corp.	3.999%	11/1/49	18,031	18,418
	Comcast Corp.	3.450%	2/1/50	20,438	19,245
	Comcast Corp.	2.800%	1/15/51	22,618	19,027
[7]	Comcast Corp.	2.887%	11/1/51	62,687	53,220
	Comcast Corp.	2.450%	8/15/52	17,482	13,902
	Comcast Corp.	4.049%	11/1/52	20,028	20,837
[7]	Comcast Corp.	2.937%	11/1/56	71,658	59,762
	Comcast Corp.	4.950%	10/15/58	14,379	17,080
	Comcast Corp.	2.650%	8/15/62	11,430	8,876
[7]	Comcast Corp.	2.987%	11/1/63	38,789	31,793
	Deutsche Telekom International Finance BV	8.750%	6/15/30	51,784	69,601
	Deutsche Telekom International Finance BV	9.250%	6/1/32	3,400	4,943
	Discovery Communications LLC	3.800%	3/13/24	5,609	5,659
	Discovery Communications LLC	3.900%	11/15/24	6,917	6,986
	Discovery Communications LLC	3.450%	3/15/25	4,594	4,560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	3.950%	6/15/25	11,916	11,992
	Discovery Communications LLC	4.900%	3/11/26	13,120	13,625
	Discovery Communications LLC	3.950%	3/20/28	24,476	24,462
	Discovery Communications LLC	4.125%	5/15/29	11,994	12,128
	Discovery Communications LLC	3.625%	5/15/30	10,629	10,326
	Discovery Communications LLC	5.000%	9/20/37	8,326	8,602
	Discovery Communications LLC	6.350%	6/1/40	8,556	9,822
	Discovery Communications LLC	4.875%	4/1/43	11,358	11,413
	Discovery Communications LLC	5.200%	9/20/47	11,758	12,222
	Discovery Communications LLC	5.300%	5/15/49	9,913	10,439
	Discovery Communications LLC	4.650%	5/15/50	13,085	12,772
	Discovery Communications LLC	4.000%	9/15/55	19,054	16,465
	Electronic Arts Inc.	4.800%	3/1/26	5,228	5,523
	Electronic Arts Inc.	1.850%	2/15/31	10,000	8,804
	Electronic Arts Inc.	2.950%	2/15/51	9,780	8,168
	Expedia Group Inc.	3.600%	12/15/23	4,537	4,567
	Expedia Group Inc.	4.500%	8/15/24	9,527	9,763
	Expedia Group Inc.	5.000%	2/15/26	24,340	25,442
	Expedia Group Inc.	4.625%	8/1/27	6,218	6,471
	Expedia Group Inc.	3.800%	2/15/28	13,245	13,182
	Expedia Group Inc.	3.250%	2/15/30	11,048	10,542
	Expedia Group Inc.	2.950%	3/15/31	14,005	12,995
	FactSet Research Systems Inc.	2.900%	3/1/27	2,600	2,532
	Fox Corp.	4.030%	1/25/24	18,727	19,118
	Fox Corp.	3.050%	4/7/25	6,965	6,965
	Fox Corp.	4.709%	1/25/29	29,748	31,738
	Fox Corp.	3.500%	4/8/30	7,734	7,668
	Fox Corp.	5.476%	1/25/39	16,720	18,916
	Fox Corp.	5.576%	1/25/49	20,925	24,385
	Grupo Televisa SAB	6.625%	3/18/25	2,765	3,000
	Grupo Televisa SAB	4.625%	1/30/26	2,825	2,919
	Grupo Televisa SAB	8.500%	3/11/32	610	803
	Grupo Televisa SAB	6.625%	1/15/40	10,456	12,517
	Grupo Televisa SAB	5.000%	5/13/45	26,022	26,906
	Grupo Televisa SAB	6.125%	1/31/46	6,071	7,374
	Grupo Televisa SAB	5.250%	5/24/49	7,669	8,443
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,177	4,260
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	5,684	5,950
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	9,191	9,856
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	5,132	4,646
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,175	1,942
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	7,260	8,691
	Koninklijke KPN NV	8.375%	10/1/30	8,650	11,128
[7]	Magallanes Inc.	3.428%	3/15/24	23,000	23,126
[7]	Magallanes Inc.	3.528%	3/15/24	7,000	6,998
[7]	Magallanes Inc.	3.638%	3/15/25	22,575	22,680
[7]	Magallanes Inc.	3.788%	3/15/25	7,000	7,002
[7]	Magallanes Inc.	3.755%	3/15/27	52,000	51,925
[7]	Magallanes Inc.	4.054%	3/15/29	17,500	17,585
[7]	Magallanes Inc.	4.279%	3/15/32	65,000	65,366
[7]	Magallanes Inc.	5.050%	3/15/42	58,000	59,171
[7]	Magallanes Inc.	5.141%	3/15/52	89,200	91,317
[7]	Magallanes Inc.	5.391%	3/15/62	39,000	40,296
	NBCUniversal Media LLC	6.400%	4/30/40	1,000	1,308
	NBCUniversal Media LLC	4.450%	1/15/43	11,041	11,899
	Omnicom Group Inc.	3.650%	11/1/24	15,291	15,472
	Omnicom Group Inc.	3.600%	4/15/26	29,909	30,314
	Omnicom Group Inc.	2.450%	4/30/30	9,438	8,746

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omnicom Group Inc.	4.200%	6/1/30	5,825	6,093
	Omnicom Group Inc.	2.600%	8/1/31	10,168	9,403
	Orange SA	9.000%	3/1/31	31,730	44,081
	Orange SA	5.375%	1/13/42	16,310	18,841
	Orange SA	5.500%	2/6/44	5,799	6,964
	Paramount Global	3.500%	1/15/25	2,034	2,042
	Paramount Global	4.750%	5/15/25	18,484	19,222
	Paramount Global	4.000%	1/15/26	12,804	13,038
	Paramount Global	2.900%	1/15/27	17,618	17,204
	Paramount Global	3.375%	2/15/28	7,548	7,408
	Paramount Global	3.700%	6/1/28	6,214	6,180
	Paramount Global	4.200%	6/1/29	10,406	10,595
	Paramount Global	7.875%	7/30/30	6,792	8,549
	Paramount Global	4.950%	1/15/31	28,805	30,619
	Paramount Global	4.200%	5/19/32	19,205	19,229
	Paramount Global	5.500%	5/15/33	4,321	4,762
	Paramount Global	6.875%	4/30/36	14,847	18,112
	Paramount Global	5.900%	10/15/40	5,138	5,837
	Paramount Global	4.850%	7/1/42	11,760	11,840
	Paramount Global	4.375%	3/15/43	22,255	21,162
	Paramount Global	5.850%	9/1/43	16,507	18,926
	Paramount Global	5.250%	4/1/44	520	542
	Paramount Global	4.900%	8/15/44	7,171	7,191
	Paramount Global	4.600%	1/15/45	7,855	7,663
	Paramount Global	4.950%	5/19/50	12,155	12,706
	Rogers Communications Inc.	4.100%	10/1/23	6,392	6,491
[7]	Rogers Communications Inc.	2.950%	3/15/25	12,700	12,625
	Rogers Communications Inc.	3.625%	12/15/25	6,634	6,694
	Rogers Communications Inc.	2.900%	11/15/26	13,874	13,658
[7]	Rogers Communications Inc.	3.200%	3/15/27	9,800	9,648
[7]	Rogers Communications Inc.	3.800%	3/15/32	10,000	9,922
	Rogers Communications Inc.	7.500%	8/15/38	3,184	4,330
[7]	Rogers Communications Inc.	4.500%	3/15/42	4,000	4,062
	Rogers Communications Inc.	4.500%	3/15/43	10,727	10,881
	Rogers Communications Inc.	5.000%	3/15/44	6,317	6,744
	Rogers Communications Inc.	4.300%	2/15/48	5,200	5,132
	Rogers Communications Inc.	4.350%	5/1/49	15,254	15,060
	Rogers Communications Inc.	3.700%	11/15/49	5,775	5,212
[7]	Rogers Communications Inc.	4.550%	3/15/52	12,600	12,668
	TCI Communications Inc.	7.875%	2/15/26	7,929	9,253
	TCI Communications Inc.	7.125%	2/15/28	6,786	8,068
	Telefonica Emisiones SA	4.103%	3/8/27	18,591	19,060
	Telefonica Emisiones SA	7.045%	6/20/36	26,986	33,886
	Telefonica Emisiones SA	4.665%	3/6/38	18,245	18,629
	Telefonica Emisiones SA	5.213%	3/8/47	31,597	34,018
	Telefonica Emisiones SA	4.895%	3/6/48	17,183	17,837
	Telefonica Emisiones SA	5.520%	3/1/49	20,613	23,133
	Telefonica Europe BV	8.250%	9/15/30	9,906	12,943
	TELUS Corp.	2.800%	2/16/27	9,695	9,536
	TELUS Corp.	3.400%	5/13/32	7,125	6,986
	TELUS Corp.	4.600%	11/16/48	2,192	2,418
	TELUS Corp.	4.300%	6/15/49	13,741	14,481
	Tencent Music Entertainment Group	2.000%	9/3/30	9,850	8,157
	Thomson Reuters Corp.	4.300%	11/23/23	9,389	9,584
	Thomson Reuters Corp.	3.350%	5/15/26	6,100	6,132
	Thomson Reuters Corp.	5.500%	8/15/35	8,250	9,425
	Thomson Reuters Corp.	5.850%	4/15/40	3,795	4,650
	Thomson Reuters Corp.	5.650%	11/23/43	4,525	5,448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Time Warner Cable LLC	6.550%	5/1/37	24,301	27,980
	Time Warner Cable LLC	7.300%	7/1/38	22,862	27,792
	Time Warner Cable LLC	6.750%	6/15/39	25,824	29,969
	Time Warner Cable LLC	5.875%	11/15/40	24,727	26,598
	Time Warner Cable LLC	5.500%	9/1/41	20,831	21,653
	Time Warner Cable LLC	4.500%	9/15/42	23,090	21,358
	Time Warner Entertainment Co. LP	8.375%	7/15/33	10,365	13,522
	T-Mobile USA Inc.	3.500%	4/15/25	40,385	40,630
	T-Mobile USA Inc.	1.500%	2/15/26	16,815	15,683
	T-Mobile USA Inc.	3.750%	4/15/27	55,200	55,599
	T-Mobile USA Inc.	2.050%	2/15/28	24,226	22,196
[7]	T-Mobile USA Inc.	2.400%	3/15/29	3,440	3,148
	T-Mobile USA Inc.	3.875%	4/15/30	89,672	90,049
	T-Mobile USA Inc.	2.550%	2/15/31	34,089	30,913
	T-Mobile USA Inc.	2.250%	11/15/31	9,225	8,067
[7]	T-Mobile USA Inc.	2.700%	3/15/32	6,000	5,462
	T-Mobile USA Inc.	4.375%	4/15/40	32,585	32,862
	T-Mobile USA Inc.	3.000%	2/15/41	32,185	27,192
	T-Mobile USA Inc.	4.500%	4/15/50	39,891	40,512
	T-Mobile USA Inc.	3.300%	2/15/51	39,691	33,525
[7]	T-Mobile USA Inc.	3.400%	10/15/52	22,475	19,198
	T-Mobile USA Inc.	3.600%	11/15/60	15,350	13,120
[7]	T-Mobile USA Inc.	3.600%	11/15/60	9,845	8,379
[4]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	18,001	18,107
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	11,170	11,191
[4]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	14,843	14,197
[4]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	1,534	1,530
[4]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	6,314	8,137
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	11,525	12,283
[4]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	12,774	13,273
[4]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	11,332	11,281
[4]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	9,025	9,504
[4]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	2,910	2,597
	VeriSign Inc.	4.750%	7/15/27	267	273
	VeriSign Inc.	2.700%	6/15/31	8,547	7,837
	Verizon Communications Inc.	3.376%	2/15/25	16,468	16,669
	Verizon Communications Inc.	0.850%	11/20/25	20,711	19,175
	Verizon Communications Inc.	1.450%	3/20/26	25,260	23,754
	Verizon Communications Inc.	2.625%	8/15/26	46,989	45,990
	Verizon Communications Inc.	4.125%	3/16/27	37,631	39,142
	Verizon Communications Inc.	3.000%	3/22/27	4,212	4,162
	Verizon Communications Inc.	2.100%	3/22/28	43,181	40,309
	Verizon Communications Inc.	4.329%	9/21/28	56,794	59,948
	Verizon Communications Inc.	3.875%	2/8/29	2,628	2,735
	Verizon Communications Inc.	4.016%	12/3/29	52,103	54,123
	Verizon Communications Inc.	3.150%	3/22/30	22,499	22,110
	Verizon Communications Inc.	1.500%	9/18/30	8,675	7,533
	Verizon Communications Inc.	1.680%	10/30/30	30,661	26,799
	Verizon Communications Inc.	1.750%	1/20/31	29,633	25,865
	Verizon Communications Inc.	2.550%	3/21/31	57,470	53,396
[7]	Verizon Communications Inc.	2.355%	3/15/32	61,778	55,854
	Verizon Communications Inc.	4.500%	8/10/33	39,341	42,223
	Verizon Communications Inc.	4.400%	11/1/34	39,235	41,752
	Verizon Communications Inc.	5.850%	9/15/35	1,000	1,196
	Verizon Communications Inc.	4.272%	1/15/36	18,464	19,475
	Verizon Communications Inc.	5.250%	3/16/37	30,880	35,964
	Verizon Communications Inc.	4.812%	3/15/39	18,865	21,316
	Verizon Communications Inc.	2.650%	11/20/40	49,777	42,331

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	3.400%	3/22/41	50,190	47,236
Verizon Communications Inc.	2.850%	9/3/41	14,075	12,390
Verizon Communications Inc.	3.850%	11/1/42	1,000	993
Verizon Communications Inc.	4.125%	8/15/46	19,024	19,607
Verizon Communications Inc.	4.862%	8/21/46	26,598	30,584
Verizon Communications Inc.	5.500%	3/16/47	2,300	2,862
Verizon Communications Inc.	4.522%	9/15/48	54,350	59,699
Verizon Communications Inc.	4.000%	3/22/50	20,024	20,341
Verizon Communications Inc.	2.875%	11/20/50	34,838	29,103
Verizon Communications Inc.	3.550%	3/22/51	57,273	54,020
Verizon Communications Inc.	5.012%	8/21/54	300	358
Verizon Communications Inc.	2.987%	10/30/56	62,172	51,444
Verizon Communications Inc.	3.000%	11/20/60	18,613	15,258
Verizon Communications Inc.	3.700%	3/22/61	45,945	43,100
Vodafone Group plc	3.750%	1/16/24	22,450	22,937
Vodafone Group plc	4.125%	5/30/25	19,139	19,725
Vodafone Group plc	4.375%	5/30/28	42,201	44,240
Vodafone Group plc	7.875%	2/15/30	3,008	3,829
Vodafone Group plc	6.250%	11/30/32	8,665	10,278
Vodafone Group plc	6.150%	2/27/37	9,775	11,704
Vodafone Group plc	5.000%	5/30/38	29,670	32,348
Vodafone Group plc	4.375%	2/19/43	21,613	21,666
Vodafone Group plc	5.250%	5/30/48	32,062	36,087
Vodafone Group plc	4.875%	6/19/49	23,295	25,332
Vodafone Group plc	4.250%	9/17/50	19,636	19,545
Vodafone Group plc	5.125%	6/19/59	6,272	7,002
Walt Disney Co.	1.750%	8/30/24	16,306	16,012
Walt Disney Co.	3.700%	9/15/24	8,626	8,809
Walt Disney Co.	3.350%	3/24/25	16,427	16,657
Walt Disney Co.	3.700%	10/15/25	13,695	14,012
Walt Disney Co.	1.750%	1/13/26	24,349	23,324
Walt Disney Co.	3.375%	11/15/26	10,034	10,169
Walt Disney Co.	3.700%	3/23/27	6,942	7,145
Walt Disney Co.	2.200%	1/13/28	14,646	13,960
Walt Disney Co.	2.000%	9/1/29	28,072	25,989
Walt Disney Co.	3.800%	3/22/30	16,645	17,335
Walt Disney Co.	2.650%	1/13/31	23,618	22,562
Walt Disney Co.	6.550%	3/15/33	13,018	16,465
Walt Disney Co.	6.200%	12/15/34	13,086	16,533
Walt Disney Co.	6.400%	12/15/35	19,865	25,542
Walt Disney Co.	6.150%	3/1/37	18,723	23,743
Walt Disney Co.	6.650%	11/15/37	5,710	7,623
Walt Disney Co.	4.625%	3/23/40	11,765	13,070
Walt Disney Co.	3.500%	5/13/40	21,520	20,972
Walt Disney Co.	6.150%	2/15/41	194	254
Walt Disney Co.	5.400%	10/1/43	8,225	10,005
Walt Disney Co.	4.750%	9/15/44	16,744	18,886
Walt Disney Co.	4.950%	10/15/45	2,381	2,755
Walt Disney Co.	4.750%	11/15/46	7,028	8,063
Walt Disney Co.	2.750%	9/1/49	26,073	22,243
Walt Disney Co.	4.700%	3/23/50	20,383	23,599
Walt Disney Co.	3.600%	1/13/51	26,238	25,924
Walt Disney Co.	3.800%	5/13/60	13,600	13,683
Weibo Corp.	3.500%	7/5/24	11,175	10,924
Weibo Corp.	3.375%	7/8/30	11,790	10,058
WPP Finance 2010	3.750%	9/19/24	10,465	10,583
				7,634,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consumer Discretionary (1.7%)
	Advance Auto Parts Inc.	3.900%	4/15/30	11,673	11,662
	Alibaba Group Holding Ltd.	2.800%	6/6/23	3,000	2,989
	Alibaba Group Holding Ltd.	3.600%	11/28/24	30,903	30,972
	Alibaba Group Holding Ltd.	3.400%	12/6/27	33,403	32,768
	Alibaba Group Holding Ltd.	2.125%	2/9/31	16,281	14,147
	Alibaba Group Holding Ltd.	4.500%	11/28/34	8,766	8,773
	Alibaba Group Holding Ltd.	4.000%	12/6/37	22,710	21,164
	Alibaba Group Holding Ltd.	2.700%	2/9/41	10,740	8,213
	Alibaba Group Holding Ltd.	4.200%	12/6/47	20,440	18,919
	Alibaba Group Holding Ltd.	3.150%	2/9/51	19,861	15,363
	Alibaba Group Holding Ltd.	4.400%	12/6/57	14,397	13,541
	Alibaba Group Holding Ltd.	3.250%	2/9/61	13,492	10,154
	Amazon.com Inc.	0.250%	5/12/23	14,100	13,855
	Amazon.com Inc.	0.400%	6/3/23	6,474	6,373
	Amazon.com Inc.	0.450%	5/12/24	33,250	32,050
	Amazon.com Inc.	2.800%	8/22/24	24,180	24,378
	Amazon.com Inc.	3.800%	12/5/24	7,218	7,437
	Amazon.com Inc.	0.800%	6/3/25	11,190	10,586
	Amazon.com Inc.	5.200%	12/3/25	18,953	20,432
	Amazon.com Inc.	1.000%	5/12/26	10,206	9,574
	Amazon.com Inc.	1.200%	6/3/27	25,909	23,953
	Amazon.com Inc.	3.150%	8/22/27	36,804	37,340
	Amazon.com Inc.	1.650%	5/12/28	43,270	40,200
	Amazon.com Inc.	2.100%	5/12/31	52,240	48,575
	Amazon.com Inc.	4.800%	12/5/34	13,665	15,727
	Amazon.com Inc.	3.875%	8/22/37	60,623	63,891
	Amazon.com Inc.	2.875%	5/12/41	27,205	25,100
	Amazon.com Inc.	4.950%	12/5/44	15,536	18,875
	Amazon.com Inc.	4.050%	8/22/47	45,743	49,825
	Amazon.com Inc.	2.500%	6/3/50	35,841	30,020
	Amazon.com Inc.	3.100%	5/12/51	32,263	30,305
	Amazon.com Inc.	4.250%	8/22/57	32,045	36,363
	Amazon.com Inc.	2.700%	6/3/60	26,875	22,292
	Amazon.com Inc.	3.250%	5/12/61	28,070	26,325
[4]	American Honda Finance Corp.	1.950%	5/10/23	12,989	12,931
[4]	American Honda Finance Corp.	0.875%	7/7/23	24,100	23,706
[4]	American Honda Finance Corp.	3.450%	7/14/23	5,373	5,441
[4]	American Honda Finance Corp.	0.650%	9/8/23	9,275	9,047
[4]	American Honda Finance Corp.	3.625%	10/10/23	2,682	2,723
[4]	American Honda Finance Corp.	3.550%	1/12/24	4,150	4,216
[4]	American Honda Finance Corp.	2.900%	2/16/24	13,973	14,019
[4]	American Honda Finance Corp.	2.400%	6/27/24	9,274	9,211
[4]	American Honda Finance Corp.	0.550%	7/12/24	11,110	10,581
[4]	American Honda Finance Corp.	2.150%	9/10/24	9,806	9,660
[4]	American Honda Finance Corp.	1.200%	7/8/25	5,850	5,507
[4]	American Honda Finance Corp.	1.000%	9/10/25	9,758	9,098
[4]	American Honda Finance Corp.	1.300%	9/9/26	1,284	1,192
[4]	American Honda Finance Corp.	2.300%	9/9/26	7,703	7,437
[4]	American Honda Finance Corp.	2.350%	1/8/27	4,980	4,802
[4]	American Honda Finance Corp.	3.500%	2/15/28	2,490	2,510
[4]	American Honda Finance Corp.	2.000%	3/24/28	10,766	9,997
[4]	American Honda Finance Corp.	2.250%	1/12/29	3,555	3,316
[4]	American Honda Finance Corp.	1.800%	1/13/31	14,688	13,002
[4]	American University	3.672%	4/1/49	6,734	6,542
	Aptiv plc	4.350%	3/15/29	2,025	2,088
	Aptiv plc	4.400%	10/1/46	4,245	4,117
	Aptiv plc	5.400%	3/15/49	4,975	5,497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aptiv plc	3.100%	12/1/51	17,590	13,985
	Aptiv plc	4.150%	5/1/52	10,400	9,791
	AutoNation Inc.	3.500%	11/15/24	5,183	5,192
	AutoNation Inc.	4.500%	10/1/25	6,029	6,186
	AutoNation Inc.	3.800%	11/15/27	7,920	7,929
	AutoNation Inc.	1.950%	8/1/28	155	139
	AutoNation Inc.	4.750%	6/1/30	1,490	1,555
	AutoNation Inc.	2.400%	8/1/31	3,473	3,027
	AutoZone Inc.	3.125%	7/15/23	2,639	2,658
	AutoZone Inc.	3.125%	4/18/24	5,500	5,516
	AutoZone Inc.	3.250%	4/15/25	7,735	7,726
	AutoZone Inc.	3.125%	4/21/26	10,180	10,115
	AutoZone Inc.	3.750%	6/1/27	12,062	12,366
	AutoZone Inc.	3.750%	4/18/29	10,069	10,169
	AutoZone Inc.	4.000%	4/15/30	16,040	16,458
	AutoZone Inc.	1.650%	1/15/31	8,299	7,083
	Best Buy Co. Inc.	4.450%	10/1/28	10,200	10,707
	Best Buy Co. Inc.	1.950%	10/1/30	4,282	3,759
	BorgWarner Inc.	3.375%	3/15/25	5,966	5,994
	BorgWarner Inc.	2.650%	7/1/27	14,005	13,545
	BorgWarner Inc.	4.375%	3/15/45	7,565	7,499
[4]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	6,806	6,228
	Brunswick Corp.	0.850%	8/18/24	4,500	4,255
	Brunswick Corp.	2.400%	8/18/31	11,300	9,587
	Brunswick Corp.	4.400%	9/15/32	7,000	6,924
	Brunswick Corp.	5.100%	4/1/52	5,000	4,773
[4]	California Endowment	2.498%	4/1/51	3,815	3,133
	California Institute of Technology	4.321%	8/1/45	1,060	1,151
	California Institute of Technology	4.700%	11/1/11	8,580	9,593
	California Institute of Technology	3.650%	9/1/19	6,375	5,518
	Choice Hotels International Inc.	3.700%	12/1/29	1,274	1,263
	Choice Hotels International Inc.	3.700%	1/15/31	900	873
	Claremont Mckenna College	3.775%	1/1/22	11,400	9,698
	Cleveland Clinic Foundation	4.858%	1/1/14	4,905	5,529
[7]	Daimler Finance North America LLC	0.750%	3/1/24	6,000	5,761
	Daimler Finance North America LLC	8.500%	1/18/31	8,282	11,154
[7]	Daimler Finance North America LLC	2.450%	3/2/31	3,000	2,743
	Darden Restaurants Inc.	3.850%	5/1/27	5,550	5,638
	Darden Restaurants Inc.	4.550%	2/15/48	5,270	5,125
	Dick's Sporting Goods Inc.	3.150%	1/15/32	3,105	2,846
	Dick's Sporting Goods Inc.	4.100%	1/15/52	9,800	8,361
	DR Horton Inc.	5.750%	8/15/23	7,932	8,205
	DR Horton Inc.	2.500%	10/15/24	10,418	10,271
	DR Horton Inc.	2.600%	10/15/25	8,224	8,000
	DR Horton Inc.	1.400%	10/15/27	3,922	3,503
[4]	Duke University	2.682%	10/1/44	9,500	8,362
[4]	Duke University	2.832%	10/1/55	11,720	10,290
	eBay Inc.	3.450%	8/1/24	8,346	8,451
	eBay Inc.	1.900%	3/11/25	12,900	12,485
	eBay Inc.	1.400%	5/10/26	9,670	8,996
	eBay Inc.	3.600%	6/5/27	12,887	13,087
	eBay Inc.	2.700%	3/11/30	18,458	17,390
	eBay Inc.	2.600%	5/10/31	10,915	10,056
	eBay Inc.	4.000%	7/15/42	9,480	9,348
	eBay Inc.	3.650%	5/10/51	13,100	12,159
[4]	Emory University	2.143%	9/1/30	10,200	9,572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Emory University	2.969%	9/1/50	4,475	4,024
[4]	Ford Foundation	2.415%	6/1/50	5,025	4,154
[4]	Ford Foundation	2.815%	6/1/70	10,450	8,661
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	7,173	7,313
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	9,201	9,372
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	8,125	7,822
	Fortune Brands Home & Security Inc.	4.000%	3/25/32	5,175	5,181
	Fortune Brands Home & Security Inc.	4.500%	3/25/52	4,000	3,917
	General Motors Co.	4.875%	10/2/23	19,479	20,072
	General Motors Co.	5.400%	10/2/23	2,330	2,414
	General Motors Co.	4.000%	4/1/25	6,366	6,434
	General Motors Co.	6.125%	10/1/25	3,736	4,015
	General Motors Co.	5.000%	10/1/28	9,284	9,690
	General Motors Co.	5.000%	4/1/35	19,606	19,898
	General Motors Co.	6.600%	4/1/36	16,756	19,437
	General Motors Co.	5.150%	4/1/38	13,669	13,900
	General Motors Co.	6.250%	10/2/43	29,452	33,610
	General Motors Co.	5.200%	4/1/45	14,045	14,219
	General Motors Co.	6.750%	4/1/46	17,067	20,639
	General Motors Co.	5.400%	4/1/48	16,352	17,132
	General Motors Co.	5.950%	4/1/49	4,323	4,826
	General Motors Financial Co. Inc.	3.700%	5/9/23	16,033	16,187
	General Motors Financial Co. Inc.	4.250%	5/15/23	13,937	14,179
	General Motors Financial Co. Inc.	4.150%	6/19/23	13,274	13,486
	General Motors Financial Co. Inc.	1.700%	8/18/23	16,475	16,297
	General Motors Financial Co. Inc.	5.100%	1/17/24	17,233	17,833
	General Motors Financial Co. Inc.	1.050%	3/8/24	6,145	5,918
	General Motors Financial Co. Inc.	3.950%	4/13/24	16,741	16,999
	General Motors Financial Co. Inc.	3.500%	11/7/24	20,848	20,908
	General Motors Financial Co. Inc.	4.000%	1/15/25	27,647	28,007
	General Motors Financial Co. Inc.	2.900%	2/26/25	31,263	30,691
	General Motors Financial Co. Inc.	4.350%	4/9/25	14,295	14,560
	General Motors Financial Co. Inc.	2.750%	6/20/25	9,536	9,271
	General Motors Financial Co. Inc.	4.300%	7/13/25	33,810	34,303
	General Motors Financial Co. Inc.	1.250%	1/8/26	10,228	9,345
	General Motors Financial Co. Inc.	5.250%	3/1/26	12,930	13,552
	General Motors Financial Co. Inc.	1.500%	6/10/26	24,738	22,592
	General Motors Financial Co. Inc.	4.000%	10/6/26	23,969	24,052
	General Motors Financial Co. Inc.	4.350%	1/17/27	24,736	25,183
	General Motors Financial Co. Inc.	2.700%	8/20/27	13,606	12,798
	General Motors Financial Co. Inc.	3.850%	1/5/28	7,798	7,693
	General Motors Financial Co. Inc.	2.400%	4/10/28	13,250	12,036
	General Motors Financial Co. Inc.	5.650%	1/17/29	10,681	11,566
	General Motors Financial Co. Inc.	3.600%	6/21/30	11,915	11,387
	General Motors Financial Co. Inc.	2.350%	1/8/31	1,973	1,705
	General Motors Financial Co. Inc.	2.700%	6/10/31	5,000	4,403
	General Motors Financial Co. Inc.	3.100%	1/12/32	5,000	4,499
	Genuine Parts Co.	1.750%	2/1/25	1,500	1,434
	Genuine Parts Co.	1.875%	11/1/30	7,093	6,145
[4]	George Washington University	4.300%	9/15/44	5,370	5,858
	George Washington University	4.868%	9/15/45	4,105	4,727
[4]	George Washington University	4.126%	9/15/48	10,235	10,848
[4]	Georgetown University	4.315%	4/1/49	4,350	4,610
[4]	Georgetown University	2.943%	4/1/50	8,360	6,868
[4]	Georgetown University	5.215%	10/1/18	3,412	3,904
	Harley-Davidson Inc.	3.500%	7/28/25	8,575	8,541
	Harley-Davidson Inc.	4.625%	7/28/45	13,200	12,218
	Hasbro Inc.	3.000%	11/19/24	1,612	1,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hasbro Inc.	3.550%	11/19/26	13,516	13,525
	Hasbro Inc.	3.500%	9/15/27	5,636	5,580
	Hasbro Inc.	3.900%	11/19/29	7,519	7,550
	Hasbro Inc.	6.350%	3/15/40	3,333	4,032
	Hasbro Inc.	5.100%	5/15/44	11,212	11,950
	Home Depot Inc.	2.700%	4/1/23	5,880	5,918
	Home Depot Inc.	3.750%	2/15/24	17,150	17,525
	Home Depot Inc.	2.700%	4/15/25	3,000	2,994
	Home Depot Inc.	3.350%	9/15/25	3,243	3,300
	Home Depot Inc.	3.000%	4/1/26	15,056	15,183
	Home Depot Inc.	2.125%	9/15/26	12,008	11,661
	Home Depot Inc.	2.500%	4/15/27	24,600	24,153
	Home Depot Inc.	2.800%	9/14/27	28,176	28,003
	Home Depot Inc.	0.900%	3/15/28	2,072	1,836
	Home Depot Inc.	1.500%	9/15/28	4,120	3,755
	Home Depot Inc.	3.900%	12/6/28	10,358	10,853
	Home Depot Inc.	2.950%	6/15/29	24,681	24,449
	Home Depot Inc.	2.700%	4/15/30	26,874	26,032
	Home Depot Inc.	1.375%	3/15/31	22,811	19,667
	Home Depot Inc.	1.875%	9/15/31	8,086	7,224
	Home Depot Inc.	3.250%	4/15/32	21,950	21,952
	Home Depot Inc.	5.875%	12/16/36	34,282	43,523
	Home Depot Inc.	3.300%	4/15/40	19,739	19,038
	Home Depot Inc.	5.400%	9/15/40	8,595	10,414
	Home Depot Inc.	5.950%	4/1/41	8,645	11,190
	Home Depot Inc.	4.200%	4/1/43	25,768	27,604
	Home Depot Inc.	4.875%	2/15/44	13,326	15,530
	Home Depot Inc.	4.400%	3/15/45	5,136	5,671
	Home Depot Inc.	4.250%	4/1/46	13,798	15,009
	Home Depot Inc.	3.900%	6/15/47	15,403	15,985
	Home Depot Inc.	4.500%	12/6/48	9,615	10,852
	Home Depot Inc.	3.125%	12/15/49	31,445	28,867
	Home Depot Inc.	3.350%	4/15/50	21,382	20,336
	Home Depot Inc.	2.375%	3/15/51	16,895	13,574
	Home Depot Inc.	2.750%	9/15/51	16,299	14,039
	Home Depot Inc.	3.625%	4/15/52	23,275	23,211
	Home Depot Inc.	3.500%	9/15/56	13,606	13,273
	Honda Motor Co. Ltd.	2.534%	3/10/27	3,000	2,910
	Honda Motor Co. Ltd.	2.967%	3/10/32	13,000	12,578
	Hyatt Hotels Corp.	3.375%	7/15/23	5,561	5,561
	Hyatt Hotels Corp.	1.300%	10/1/23	4,275	4,167
	Hyatt Hotels Corp.	1.800%	10/1/24	2,045	1,967
	Hyatt Hotels Corp.	4.850%	3/15/26	6,877	7,147
	Hyatt Hotels Corp.	4.375%	9/15/28	9,568	9,573
	Hyatt Hotels Corp.	5.750%	4/23/30	10,858	11,981
	JD.com Inc.	3.875%	4/29/26	6,620	6,587
	JD.com Inc.	3.375%	1/14/30	9,626	9,091
	JD.com Inc.	4.125%	1/14/50	4,840	4,173
[4]	Johns Hopkins University	4.083%	7/1/53	4,569	5,058
[4]	Johns Hopkins University	2.813%	1/1/60	5,450	4,490
	Kohl's Corp.	3.375%	5/1/31	8,057	7,730
	Kohl's Corp.	5.550%	7/17/45	8,711	8,659
	Las Vegas Sands Corp.	3.200%	8/8/24	23,235	22,424
	Las Vegas Sands Corp.	2.900%	6/25/25	8,335	7,763
	Las Vegas Sands Corp.	3.500%	8/18/26	6,835	6,452
	Las Vegas Sands Corp.	3.900%	8/8/29	7,135	6,540
	Lear Corp.	3.800%	9/15/27	1,351	1,354
	Lear Corp.	4.250%	5/15/29	9,779	9,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lear Corp.	3.500%	5/30/30	5,905	5,684
	Lear Corp.	2.600%	1/15/32	3,000	2,649
	Lear Corp.	5.250%	5/15/49	9,877	10,601
	Lear Corp.	3.550%	1/15/52	1,000	828
	Leggett & Platt Inc.	3.800%	11/15/24	4,600	4,641
	Leggett & Platt Inc.	3.500%	11/15/27	14,485	14,399
	Leggett & Platt Inc.	4.400%	3/15/29	5,400	5,622
	Leggett & Platt Inc.	3.500%	11/15/51	8,000	7,046
	Leland Stanford Junior University	1.289%	6/1/27	2,945	2,711
	Leland Stanford Junior University	3.647%	5/1/48	14,091	14,639
	Leland Stanford Junior University	2.413%	6/1/50	2,421	2,023
	Lennar Corp.	4.875%	12/15/23	3,500	3,589
	Lennar Corp.	4.500%	4/30/24	21,384	21,926
	Lennar Corp.	4.750%	5/30/25	8,900	9,212
	Lennar Corp.	5.250%	6/1/26	17,745	18,720
	Lennar Corp.	4.750%	11/29/27	16,922	17,645
	Lowe's Cos. Inc.	3.875%	9/15/23	14,801	15,052
	Lowe's Cos. Inc.	3.125%	9/15/24	9,724	9,760
	Lowe's Cos. Inc.	4.000%	4/15/25	5,022	5,164
	Lowe's Cos. Inc.	3.375%	9/15/25	17,098	17,270
	Lowe's Cos. Inc.	2.500%	4/15/26	14,499	14,148
	Lowe's Cos. Inc.	3.350%	4/1/27	7,900	7,955
	Lowe's Cos. Inc.	3.100%	5/3/27	14,575	14,463
	Lowe's Cos. Inc.	1.300%	4/15/28	8,869	7,911
	Lowe's Cos. Inc.	1.700%	9/15/28	4,030	3,652
	Lowe's Cos. Inc.	6.500%	3/15/29	1,540	1,813
	Lowe's Cos. Inc.	3.650%	4/5/29	27,276	27,689
	Lowe's Cos. Inc.	4.500%	4/15/30	13,789	14,740
	Lowe's Cos. Inc.	1.700%	10/15/30	16,965	14,821
	Lowe's Cos. Inc.	2.625%	4/1/31	32,875	30,775
	Lowe's Cos. Inc.	3.750%	4/1/32	28,450	28,778
	Lowe's Cos. Inc.	5.000%	4/15/40	9,193	10,224
	Lowe's Cos. Inc.	2.800%	9/15/41	9,955	8,542
	Lowe's Cos. Inc.	4.250%	9/15/44	1,119	1,096
	Lowe's Cos. Inc.	3.700%	4/15/46	16,978	16,209
	Lowe's Cos. Inc.	4.050%	5/3/47	23,757	23,747
	Lowe's Cos. Inc.	4.550%	4/5/49	15,951	17,148
	Lowe's Cos. Inc.	5.125%	4/15/50	7,410	8,678
	Lowe's Cos. Inc.	3.000%	10/15/50	18,417	15,657
	Lowe's Cos. Inc.	3.500%	4/1/51	6,300	5,782
	Lowe's Cos. Inc.	4.250%	4/1/52	17,800	18,420
	Lowe's Cos. Inc.	4.450%	4/1/62	25,360	26,289
	Magna International Inc.	3.625%	6/15/24	17,953	18,151
	Magna International Inc.	4.150%	10/1/25	3,914	4,010
	Magna International Inc.	2.450%	6/15/30	5,581	5,143
	Marriott International Inc.	2.125%	10/3/22	5,805	5,810
	Marriott International Inc.	3.750%	3/15/25	8,621	8,702
[4]	Marriott International Inc.	5.750%	5/1/25	573	608
	Marriott International Inc.	3.750%	10/1/25	6,926	6,907
[4]	Marriott International Inc.	3.125%	6/15/26	9,907	9,798
[4]	Marriott International Inc.	4.000%	4/15/28	10,506	10,579
[4]	Marriott International Inc.	4.650%	12/1/28	3,850	3,990
[4]	Marriott International Inc.	4.625%	6/15/30	12,013	12,539
[4]	Marriott International Inc.	2.850%	4/15/31	18,333	16,757
[4]	Marriott International Inc.	3.500%	10/15/32	12,357	11,767
	Masco Corp.	3.500%	11/15/27	7,352	7,307
	Masco Corp.	1.500%	2/15/28	8,005	7,065
	Masco Corp.	2.000%	10/1/30	4,081	3,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Masco Corp.	2.000%	2/15/31	5,313	4,610
	Masco Corp.	4.500%	5/15/47	9,555	9,863
	Masco Corp.	3.125%	2/15/51	2,824	2,356
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	7,875	8,267
[4]	Massachusetts Institute of Technology	2.989%	7/1/50	4,750	4,433
[4]	Massachusetts Institute of Technology	2.294%	7/1/51	300	243
	Massachusetts Institute of Technology	5.600%	7/1/11	10,611	14,863
	Massachusetts Institute of Technology	4.678%	7/1/14	7,246	8,417
	Massachusetts Institute of Technology	3.885%	7/1/16	6,240	6,168
[4]	McDonald's Corp.	3.350%	4/1/23	16,158	16,356
[4]	McDonald's Corp.	3.250%	6/10/24	3,414	3,457
[4]	McDonald's Corp.	3.375%	5/26/25	12,138	12,336
[4]	McDonald's Corp.	3.300%	7/1/25	6,693	6,766
[4]	McDonald's Corp.	1.450%	9/1/25	1,705	1,630
[4]	McDonald's Corp.	3.700%	1/30/26	19,737	20,229
[4]	McDonald's Corp.	3.500%	3/1/27	13,859	14,120
[4]	McDonald's Corp.	3.500%	7/1/27	7,790	7,928
[4]	McDonald's Corp.	3.800%	4/1/28	25,900	26,715
[4]	McDonald's Corp.	2.625%	9/1/29	16,806	16,041
[4]	McDonald's Corp.	2.125%	3/1/30	8,347	7,642
[4]	McDonald's Corp.	3.600%	7/1/30	8,595	8,745
[4]	McDonald's Corp.	4.700%	12/9/35	14,030	15,261
[4]	McDonald's Corp.	6.300%	10/15/37	5,791	7,408
[4]	McDonald's Corp.	6.300%	3/1/38	11,574	14,829
[4]	McDonald's Corp.	5.700%	2/1/39	13,750	16,551
[4]	McDonald's Corp.	4.875%	7/15/40	1,126	1,250
[4]	McDonald's Corp.	3.700%	2/15/42	8,683	8,375
[4]	McDonald's Corp.	3.625%	5/1/43	5,529	5,253
[4]	McDonald's Corp.	4.600%	5/26/45	7,432	8,020
[4]	McDonald's Corp.	4.875%	12/9/45	24,085	26,931
[4]	McDonald's Corp.	4.450%	3/1/47	13,063	13,967
[4]	McDonald's Corp.	4.450%	9/1/48	9,583	10,334
[4]	McDonald's Corp.	3.625%	9/1/49	17,655	16,891
[4]	McDonald's Corp.	4.200%	4/1/50	11,490	12,024
	MDC Holdings Inc.	6.000%	1/15/43	7,986	8,298
	Mohawk Industries Inc.	3.625%	5/15/30	6,540	6,424
	NIKE Inc.	2.250%	5/1/23	6,435	6,442
	NIKE Inc.	2.400%	3/27/25	7,895	7,851
	NIKE Inc.	2.375%	11/1/26	13,728	13,466
	NIKE Inc.	2.750%	3/27/27	7,375	7,343
	NIKE Inc.	2.850%	3/27/30	15,278	15,083
	NIKE Inc.	3.250%	3/27/40	16,286	15,831
	NIKE Inc.	3.625%	5/1/43	3,708	3,737
	NIKE Inc.	3.875%	11/1/45	8,229	8,608
	NIKE Inc.	3.375%	11/1/46	12,870	12,591
	NIKE Inc.	3.375%	3/27/50	13,176	13,086
[4]	Northwestern University	4.643%	12/1/44	11,125	12,524
[4]	Northwestern University	2.640%	12/1/50	4,242	3,508
[4]	Northwestern University	3.662%	12/1/57	5,372	5,844
	NVR Inc.	3.000%	5/15/30	11,700	10,940
	O'Reilly Automotive Inc.	3.850%	6/15/23	7,425	7,522
	O'Reilly Automotive Inc.	3.550%	3/15/26	5,451	5,507
	O'Reilly Automotive Inc.	3.600%	9/1/27	20,694	20,953
	O'Reilly Automotive Inc.	4.350%	6/1/28	4,217	4,385
	O'Reilly Automotive Inc.	3.900%	6/1/29	6,300	6,403
	O'Reilly Automotive Inc.	4.200%	4/1/30	5,833	6,045
	O'Reilly Automotive Inc.	1.750%	3/15/31	4,150	3,565
	Owens Corning	4.200%	12/1/24	10,215	10,452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Owens Corning	3.400%	8/15/26	5,350	5,354
	Owens Corning	3.950%	8/15/29	5,850	5,950
	Owens Corning	3.875%	6/1/30	5,000	5,051
	Owens Corning	7.000%	12/1/36	409	515
	Owens Corning	4.300%	7/15/47	9,000	8,841
	Owens Corning	4.400%	1/30/48	4,425	4,422
[7]	President & Fellows of Harvard College	6.500%	1/15/39	100	139
	President & Fellows of Harvard College	4.875%	10/15/40	6,100	7,262
	President & Fellows of Harvard College	3.150%	7/15/46	8,415	8,082
	President & Fellows of Harvard College	2.517%	10/15/50	9,345	7,985
	President & Fellows of Harvard College	3.300%	7/15/56	3,589	3,559
	PulteGroup Inc.	5.500%	3/1/26	7,650	8,154
	PulteGroup Inc.	5.000%	1/15/27	20,369	21,499
	PulteGroup Inc.	7.875%	6/15/32	250	322
	PulteGroup Inc.	6.375%	5/15/33	5,310	6,188
	PulteGroup Inc.	6.000%	2/15/35	5,232	5,899
	Ralph Lauren Corp.	3.750%	9/15/25	5,281	5,399
	Ralph Lauren Corp.	2.950%	6/15/30	11,367	10,965
[4]	Rockefeller Foundation	2.492%	10/1/50	14,850	12,241
	Ross Stores Inc.	4.600%	4/15/25	10,893	11,328
	Sands China Ltd.	5.125%	8/8/25	24,424	24,186
	Sands China Ltd.	3.800%	1/8/26	11,570	10,986
[7]	Sands China Ltd.	2.550%	3/8/27	5,290	4,581
	Sands China Ltd.	5.400%	8/8/28	29,378	28,926
[7]	Sands China Ltd.	3.100%	3/8/29	3,650	3,086
	Sands China Ltd.	4.375%	6/18/30	10,214	9,289
[7]	Sands China Ltd.	3.250%	8/8/31	5,200	4,222
	Snap-on Inc.	3.250%	3/1/27	2,667	2,698
	Snap-on Inc.	4.100%	3/1/48	3,824	4,054
	Snap-on Inc.	3.100%	5/1/50	9,171	8,405
	Stanley Black & Decker Inc.	3.400%	3/1/26	9,176	9,277
	Stanley Black & Decker Inc.	4.250%	11/15/28	2,248	2,354
	Stanley Black & Decker Inc.	2.300%	3/15/30	21,363	19,840
	Stanley Black & Decker Inc.	5.200%	9/1/40	7,473	8,586
	Stanley Black & Decker Inc.	4.850%	11/15/48	5,995	6,946
[4]	Stanley Black & Decker Inc.	4.000%	3/15/60	7,429	7,318
	Starbucks Corp.	3.850%	10/1/23	9,367	9,530
	Starbucks Corp.	3.800%	8/15/25	27,893	28,603
	Starbucks Corp.	2.450%	6/15/26	17,585	17,170
	Starbucks Corp.	2.000%	3/12/27	3,793	3,592
	Starbucks Corp.	3.500%	3/1/28	5,111	5,154
	Starbucks Corp.	4.000%	11/15/28	8,475	8,762
	Starbucks Corp.	3.550%	8/15/29	2,131	2,146
	Starbucks Corp.	2.250%	3/12/30	9,059	8,291
	Starbucks Corp.	2.550%	11/15/30	16,719	15,558
	Starbucks Corp.	4.300%	6/15/45	4,589	4,675
	Starbucks Corp.	3.750%	12/1/47	9,950	9,491
	Starbucks Corp.	4.500%	11/15/48	15,433	16,551
	Starbucks Corp.	4.450%	8/15/49	6,258	6,669
	Starbucks Corp.	3.350%	3/12/50	6,320	5,681
	Starbucks Corp.	3.500%	11/15/50	17,550	16,287
	Steelcase Inc.	5.125%	1/18/29	6,073	6,357
	Stellantis NV	5.250%	4/15/23	16,953	17,342
	Tapestry Inc.	4.125%	7/15/27	2,458	2,494
	Tapestry Inc.	3.050%	3/15/32	3,500	3,203
	Thomas Jefferson University	3.847%	11/1/57	7,000	6,584
	TJX Cos. Inc.	2.500%	5/15/23	10,440	10,461
	TJX Cos. Inc.	2.250%	9/15/26	20,923	20,351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TJX Cos. Inc.	1.150%	5/15/28	6,900	6,141
	TJX Cos. Inc.	3.875%	4/15/30	8,100	8,444
	TJX Cos. Inc.	1.600%	5/15/31	7,737	6,766
	TJX Cos. Inc.	4.500%	4/15/50	1,085	1,271
	Toll Brothers Finance Corp.	4.350%	2/15/28	8,400	8,467
	Toll Brothers Finance Corp.	3.800%	11/1/29	1,185	1,148
	Toyota Motor Corp.	3.419%	7/20/23	15,563	15,758
	Toyota Motor Corp.	0.681%	3/25/24	14,730	14,199
	Toyota Motor Corp.	2.358%	7/2/24	8,760	8,689
	Toyota Motor Corp.	1.339%	3/25/26	13,647	12,811
	Toyota Motor Corp.	3.669%	7/20/28	5,014	5,119
	Toyota Motor Corp.	2.760%	7/2/29	7,679	7,450
[4]	Toyota Motor Credit Corp.	0.400%	4/6/23	13,525	13,301
[4]	Toyota Motor Credit Corp.	0.500%	8/14/23	10,092	9,843
[4]	Toyota Motor Credit Corp.	1.350%	8/25/23	18,077	17,842
[4]	Toyota Motor Credit Corp.	3.450%	9/20/23	4,594	4,655
[4]	Toyota Motor Credit Corp.	2.250%	10/18/23	6,527	6,509
[4]	Toyota Motor Credit Corp.	0.450%	1/11/24	14,155	13,667
[4]	Toyota Motor Credit Corp.	2.900%	4/17/24	13,033	13,105
[4]	Toyota Motor Credit Corp.	0.500%	6/18/24	11,382	10,858
	Toyota Motor Credit Corp.	0.625%	9/13/24	21,685	20,623
[4]	Toyota Motor Credit Corp.	2.000%	10/7/24	155	152
[4]	Toyota Motor Credit Corp.	1.450%	1/13/25	9,840	9,476
[4]	Toyota Motor Credit Corp.	1.800%	2/13/25	15,906	15,447
[4]	Toyota Motor Credit Corp.	3.000%	4/1/25	798	799
[4]	Toyota Motor Credit Corp.	3.400%	4/14/25	12,527	12,662
[4]	Toyota Motor Credit Corp.	0.800%	10/16/25	12,947	12,020
[4]	Toyota Motor Credit Corp.	0.800%	1/9/26	8,803	8,145
[4]	Toyota Motor Credit Corp.	1.125%	6/18/26	15,644	14,509
[4]	Toyota Motor Credit Corp.	3.200%	1/11/27	12,350	12,420
[4]	Toyota Motor Credit Corp.	1.900%	1/13/27	4,784	4,547
[4]	Toyota Motor Credit Corp.	1.150%	8/13/27	10,654	9,623
[4]	Toyota Motor Credit Corp.	3.050%	1/11/28	11,596	11,514
[4]	Toyota Motor Credit Corp.	1.900%	4/6/28	7,738	7,190
	Toyota Motor Credit Corp.	3.650%	1/8/29	9,936	10,188
[4]	Toyota Motor Credit Corp.	2.150%	2/13/30	13,413	12,428
[4]	Toyota Motor Credit Corp.	3.375%	4/1/30	8,927	8,958
[4]	Toyota Motor Credit Corp.	1.650%	1/10/31	7,945	6,978
	Toyota Motor Credit Corp.	1.900%	9/12/31	20,365	18,073
[4]	Toyota Motor Credit Corp.	2.400%	1/13/32	2,280	2,105
	Tractor Supply Co.	1.750%	11/1/30	8,496	7,302
[4]	Trustees of Boston College	3.129%	7/1/52	4,590	4,152
[4]	Trustees of Boston University	4.061%	10/1/48	5,129	5,408
	Trustees of Princeton University	5.700%	3/1/39	8,015	10,337
[4]	Trustees of Princeton University	2.516%	7/1/50	6,825	5,870
[4]	Trustees of the University of Pennsylvania	2.396%	10/1/50	5,925	4,795
	Trustees of the University of Pennsylvania	4.674%	9/1/12	3,860	4,359
	Trustees of the University of Pennsylvania	3.610%	2/15/19	2,810	2,483
[4]	University of Chicago	2.761%	4/1/45	4,569	4,035
[4]	University of Chicago	2.547%	4/1/50	9,575	7,898
	University of Chicago	3.000%	10/1/52	2,945	2,678
[4]	University of Chicago	4.003%	10/1/53	7,140	7,583
[4]	University of Notre Dame du Lac	3.438%	2/15/45	12,334	12,090
[4]	University of Notre Dame du Lac	3.394%	2/15/48	5,703	5,791
[4]	University of Southern California	3.028%	10/1/39	7,915	7,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	University of Southern California	3.841%	10/1/47	12,750	13,510
	University of Southern California	2.805%	10/1/50	3,350	2,944
[4]	University of Southern California	2.945%	10/1/51	7,000	6,254
	University of Southern California	5.250%	10/1/11	3,863	4,883
[4]	University of Southern California	3.226%	10/1/20	1,484	1,236
	VF Corp.	2.400%	4/23/25	7,552	7,440
	VF Corp.	2.950%	4/23/30	13,780	13,127
	Whirlpool Corp.	4.000%	3/1/24	3,806	3,877
	Whirlpool Corp.	3.700%	5/1/25	3,838	3,888
	Whirlpool Corp.	4.750%	2/26/29	20,030	21,468
	Whirlpool Corp.	2.400%	5/15/31	2,450	2,238
	Whirlpool Corp.	4.500%	6/1/46	5,682	5,814
	Whirlpool Corp.	4.600%	5/15/50	12,630	13,246
[4]	William Marsh Rice University	3.574%	5/15/45	9,880	10,030
[4]	Yale University	0.873%	4/15/25	6,350	6,031
[4]	Yale University	1.482%	4/15/30	11,330	10,231
[4]	Yale University	2.402%	4/15/50	8,650	7,191
					5,138,225
Consumer Staples (1.9%)
	Ahold Finance USA LLC	6.875%	5/1/29	3,105	3,730
	Altria Group Inc.	4.000%	1/31/24	16,781	17,110
	Altria Group Inc.	3.800%	2/14/24	13,607	13,783
	Altria Group Inc.	2.350%	5/6/25	2,546	2,473
	Altria Group Inc.	4.400%	2/14/26	20,405	21,123
	Altria Group Inc.	2.625%	9/16/26	9,882	9,545
	Altria Group Inc.	4.800%	2/14/29	16,391	17,214
	Altria Group Inc.	3.400%	5/6/30	5,057	4,868
	Altria Group Inc.	2.450%	2/4/32	27,149	23,606
	Altria Group Inc.	5.800%	2/14/39	16,052	17,393
	Altria Group Inc.	3.400%	2/4/41	20,500	16,728
	Altria Group Inc.	4.250%	8/9/42	10,649	9,603
	Altria Group Inc.	4.500%	5/2/43	10,767	9,924
	Altria Group Inc.	5.375%	1/31/44	29,468	30,610
	Altria Group Inc.	3.875%	9/16/46	17,664	14,976
	Altria Group Inc.	5.950%	2/14/49	22,848	24,861
	Altria Group Inc.	4.450%	5/6/50	11,350	10,309
	Altria Group Inc.	3.700%	2/4/51	22,190	18,090
	Altria Group Inc.	6.200%	2/14/59	3,735	4,155
	Altria Group Inc.	4.000%	2/4/61	7,450	6,253
[4]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	40,949	41,882
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	73,780	80,188
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	127,081	141,197
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	24,126	25,932
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	18,402	18,024
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	22,702	24,089
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	35,530	39,291
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	41,520	43,101
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	79,340	86,028
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	24,895	25,277
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	4,508	5,011
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	2,167	2,548
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	28,244	29,661
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	7,579	11,225
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	13,300	15,524
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	3,979	5,806
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	5,041	5,255
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	19,612	21,704
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	7,737	7,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	44,803	48,220
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	24,572	25,722
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	34,203	41,535
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	16,454	17,663
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	27,236	29,493
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	20,924	26,242
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	14,705	15,600
	Archer-Daniels-Midland Co.	2.500%	8/11/26	15,354	15,087
	Archer-Daniels-Midland Co.	3.250%	3/27/30	13,607	13,716
	Archer-Daniels-Midland Co.	2.900%	3/1/32	9,500	9,296
	Archer-Daniels-Midland Co.	5.935%	10/1/32	3,472	4,212
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,153	2,597
	Archer-Daniels-Midland Co.	3.750%	9/15/47	6,890	7,220
	Archer-Daniels-Midland Co.	4.500%	3/15/49	7,215	8,389
	Archer-Daniels-Midland Co.	2.700%	9/15/51	8,995	7,976
	Avery Dennison Corp.	4.875%	12/6/28	6,888	7,359
	Avery Dennison Corp.	2.650%	4/30/30	10,119	9,402
	BAT Capital Corp.	3.222%	8/15/24	31,721	31,711
	BAT Capital Corp.	2.789%	9/6/24	14,990	14,802
	BAT Capital Corp.	3.215%	9/6/26	25,591	24,836
	BAT Capital Corp.	4.700%	4/2/27	12,314	12,617
	BAT Capital Corp.	3.557%	8/15/27	31,912	31,055
	BAT Capital Corp.	2.259%	3/25/28	25,335	22,777
	BAT Capital Corp.	3.462%	9/6/29	9,470	8,919
	BAT Capital Corp.	4.906%	4/2/30	17,798	18,312
	BAT Capital Corp.	2.726%	3/25/31	10,985	9,692
	BAT Capital Corp.	4.742%	3/16/32	10,000	10,061
	BAT Capital Corp.	4.390%	8/15/37	30,402	28,293
	BAT Capital Corp.	3.734%	9/25/40	12,200	10,013
	BAT Capital Corp.	4.540%	8/15/47	15,984	14,268
	BAT Capital Corp.	4.758%	9/6/49	4,876	4,471
	BAT Capital Corp.	5.282%	4/2/50	14,036	13,877
	BAT Capital Corp.	3.984%	9/25/50	14,575	11,894
	BAT Capital Corp.	5.650%	3/16/52	7,750	7,871
	BAT International Finance plc	1.668%	3/25/26	25,150	23,119
	BAT International Finance plc	4.448%	3/16/28	8,000	8,019
	Beam Suntory Inc.	3.250%	6/15/23	1,050	1,057
[4]	Bestfoods	7.250%	12/15/26	750	889
	Brown-Forman Corp.	3.500%	4/15/25	5,278	5,359
	Brown-Forman Corp.	4.000%	4/15/38	1,000	1,032
	Brown-Forman Corp.	4.500%	7/15/45	6,072	6,570
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	4,918	4,658
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	12,202	12,140
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	7,306	7,350
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	12,067	11,080
	Campbell Soup Co.	3.950%	3/15/25	15,361	15,653
	Campbell Soup Co.	3.300%	3/19/25	7,386	7,389
	Campbell Soup Co.	4.150%	3/15/28	11,740	12,052
	Campbell Soup Co.	2.375%	4/24/30	8,629	7,875
	Campbell Soup Co.	3.125%	4/24/50	7,386	6,167
	Church & Dwight Co. Inc.	3.150%	8/1/27	2,707	2,706
	Church & Dwight Co. Inc.	3.950%	8/1/47	4,896	5,048
	Clorox Co.	3.500%	12/15/24	8,475	8,589
	Clorox Co.	3.100%	10/1/27	7,162	7,113
	Clorox Co.	3.900%	5/15/28	6,400	6,569
	Clorox Co.	1.800%	5/15/30	6,950	6,102
	Coca-Cola Co.	1.750%	9/6/24	14,908	14,762
	Coca-Cola Co.	3.375%	3/25/27	9,931	10,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	2.900%	5/25/27	3,488	3,485
	Coca-Cola Co.	1.450%	6/1/27	12,883	12,103
	Coca-Cola Co.	1.500%	3/5/28	4,500	4,146
	Coca-Cola Co.	1.000%	3/15/28	13,508	12,108
	Coca-Cola Co.	2.125%	9/6/29	8,512	8,016
	Coca-Cola Co.	3.450%	3/25/30	13,947	14,305
	Coca-Cola Co.	1.650%	6/1/30	25,132	22,538
	Coca-Cola Co.	2.000%	3/5/31	5,245	4,794
	Coca-Cola Co.	1.375%	3/15/31	16,795	14,548
	Coca-Cola Co.	2.250%	1/5/32	11,935	11,141
	Coca-Cola Co.	4.125%	3/25/40	1,670	1,781
	Coca-Cola Co.	2.500%	6/1/40	22,434	19,911
	Coca-Cola Co.	2.875%	5/5/41	9,130	8,447
	Coca-Cola Co.	4.200%	3/25/50	11,140	12,474
	Coca-Cola Co.	2.600%	6/1/50	16,026	13,710
	Coca-Cola Co.	3.000%	3/5/51	6,200	5,724
	Coca-Cola Co.	2.500%	3/15/51	44,853	37,512
	Coca-Cola Co.	2.750%	6/1/60	2,244	1,905
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,300	8,497
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	8,122	7,768
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	4,317	3,743
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	13,500	15,455
[4]	Colgate-Palmolive Co.	2.100%	5/1/23	5,734	5,724
[4]	Colgate-Palmolive Co.	3.250%	3/15/24	7,150	7,267
[4]	Colgate-Palmolive Co.	4.000%	8/15/45	5,031	5,511
[4]	Colgate-Palmolive Co.	3.700%	8/1/47	4,853	5,155
	Conagra Brands Inc.	0.500%	8/11/23	5,000	4,863
	Conagra Brands Inc.	4.300%	5/1/24	16,233	16,680
	Conagra Brands Inc.	4.600%	11/1/25	12,945	13,413
	Conagra Brands Inc.	1.375%	11/1/27	12,825	11,401
	Conagra Brands Inc.	7.000%	10/1/28	1,920	2,265
	Conagra Brands Inc.	4.850%	11/1/28	12,242	12,981
	Conagra Brands Inc.	8.250%	9/15/30	8,697	11,255
	Conagra Brands Inc.	5.300%	11/1/38	23,090	25,350
	Conagra Brands Inc.	5.400%	11/1/48	12,336	14,106
	Constellation Brands Inc.	4.250%	5/1/23	24,725	25,189
	Constellation Brands Inc.	4.750%	11/15/24	11,631	12,101
	Constellation Brands Inc.	4.400%	11/15/25	14,403	14,902
	Constellation Brands Inc.	4.750%	12/1/25	9,539	10,001
	Constellation Brands Inc.	3.700%	12/6/26	12,193	12,337
	Constellation Brands Inc.	3.500%	5/9/27	9,506	9,566
	Constellation Brands Inc.	3.600%	2/15/28	12,315	12,279
	Constellation Brands Inc.	4.650%	11/15/28	5,731	6,051
	Constellation Brands Inc.	3.150%	8/1/29	19,111	18,452
	Constellation Brands Inc.	2.875%	5/1/30	2,334	2,192
	Constellation Brands Inc.	2.250%	8/1/31	12,798	11,294
	Constellation Brands Inc.	4.500%	5/9/47	25,213	25,801
	Constellation Brands Inc.	4.100%	2/15/48	9,730	9,447
	Constellation Brands Inc.	5.250%	11/15/48	7,970	8,966
	Constellation Brands Inc.	3.750%	5/1/50	7,250	6,729
	Costco Wholesale Corp.	2.750%	5/18/24	17,986	18,123
	Costco Wholesale Corp.	3.000%	5/18/27	12,845	12,927
	Costco Wholesale Corp.	1.375%	6/20/27	48,650	45,253
	Costco Wholesale Corp.	1.600%	4/20/30	36,645	32,858
	Costco Wholesale Corp.	1.750%	4/20/32	24,558	21,816
	Delhaize America LLC	9.000%	4/15/31	3,805	5,316
	Diageo Capital plc	2.625%	4/29/23	12,500	12,552
	Diageo Capital plc	3.500%	9/18/23	573	581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diageo Capital plc	2.125%	10/24/24	15,020	14,771
	Diageo Capital plc	1.375%	9/29/25	9,215	8,733
	Diageo Capital plc	3.875%	5/18/28	3,610	3,730
	Diageo Capital plc	2.375%	10/24/29	13,775	13,036
	Diageo Capital plc	2.000%	4/29/30	16,403	15,021
	Diageo Capital plc	2.125%	4/29/32	16,022	14,526
	Diageo Capital plc	5.875%	9/30/36	3,803	4,789
	Diageo Capital plc	3.875%	4/29/43	6,611	6,816
	Diageo Investment Corp.	7.450%	4/15/35	2,650	3,700
	Diageo Investment Corp.	4.250%	5/11/42	5,927	6,395
	Dollar General Corp.	3.250%	4/15/23	5,749	5,791
	Dollar General Corp.	4.150%	11/1/25	6,750	6,985
	Dollar General Corp.	3.875%	4/15/27	10,062	10,361
	Dollar General Corp.	4.125%	5/1/28	8,074	8,348
	Dollar General Corp.	3.500%	4/3/30	14,939	14,883
	Dollar General Corp.	4.125%	4/3/50	12,291	12,265
	Dollar Tree Inc.	4.000%	5/15/25	19,525	20,000
	Dollar Tree Inc.	4.200%	5/15/28	16,419	17,034
	Dollar Tree Inc.	3.375%	12/1/51	3,750	3,218
	Estee Lauder Cos. Inc.	2.000%	12/1/24	4,540	4,466
	Estee Lauder Cos. Inc.	3.150%	3/15/27	8,533	8,596
	Estee Lauder Cos. Inc.	2.375%	12/1/29	11,146	10,618
	Estee Lauder Cos. Inc.	2.600%	4/15/30	12,650	12,182
	Estee Lauder Cos. Inc.	1.950%	3/15/31	10,342	9,392
	Estee Lauder Cos. Inc.	6.000%	5/15/37	3,462	4,382
	Estee Lauder Cos. Inc.	4.375%	6/15/45	5,793	6,348
	Estee Lauder Cos. Inc.	4.150%	3/15/47	2,855	3,083
	Estee Lauder Cos. Inc.	3.125%	12/1/49	2,042	1,910
	Flowers Foods Inc.	3.500%	10/1/26	5,247	5,302
	Flowers Foods Inc.	2.400%	3/15/31	6,790	6,089
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,490	1,497
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	6,950	7,261
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	31,374	29,257
	General Mills Inc.	3.700%	10/17/23	13,553	13,776
	General Mills Inc.	3.650%	2/15/24	7,401	7,511
	General Mills Inc.	4.000%	4/17/25	1,527	1,561
	General Mills Inc.	3.200%	2/10/27	13,610	13,643
	General Mills Inc.	4.200%	4/17/28	20,766	21,684
	General Mills Inc.	2.875%	4/15/30	17,082	16,396
	General Mills Inc.	2.250%	10/14/31	7,075	6,348
	General Mills Inc.	3.000%	2/1/51	17,544	15,163
[7]	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	4,000	4,001
[7]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	23,000	23,011
[7]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	13,350	13,217
[7]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	24,300	24,310
	Hershey Co.	3.375%	5/15/23	10,005	10,115
	Hershey Co.	2.050%	11/15/24	2,000	1,977
	Hershey Co.	3.200%	8/21/25	7,370	7,417
	Hershey Co.	2.300%	8/15/26	9,767	9,548
	Hershey Co.	2.450%	11/15/29	3,900	3,759
	Hershey Co.	1.700%	6/1/30	5,373	4,836
	Hershey Co.	3.375%	8/15/46	485	469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hershey Co.	3.125%	11/15/49	3,176	2,945
	Hershey Co.	2.650%	6/1/50	2,660	2,258
	Hormel Foods Corp.	0.650%	6/3/24	8,216	7,886
	Hormel Foods Corp.	1.700%	6/3/28	4,329	3,992
	Hormel Foods Corp.	1.800%	6/11/30	12,668	11,350
	Hormel Foods Corp.	3.050%	6/3/51	10,550	9,511
	Ingredion Inc.	3.200%	10/1/26	5,485	5,449
	Ingredion Inc.	2.900%	6/1/30	10,500	9,894
	Ingredion Inc.	3.900%	6/1/50	5,725	5,572
	J M Smucker Co.	3.500%	3/15/25	13,771	13,961
	J M Smucker Co.	3.375%	12/15/27	13,100	13,126
	J M Smucker Co.	2.375%	3/15/30	10,035	9,182
	J M Smucker Co.	2.125%	3/15/32	4,550	3,981
	J M Smucker Co.	4.250%	3/15/35	7,654	7,860
	J M Smucker Co.	2.750%	9/15/41	2,815	2,303
	J M Smucker Co.	4.375%	3/15/45	3,130	3,199
	J M Smucker Co.	3.550%	3/15/50	4,897	4,436
	Kellogg Co.	2.650%	12/1/23	10,583	10,604
	Kellogg Co.	3.250%	4/1/26	10,018	10,057
	Kellogg Co.	3.400%	11/15/27	11,100	11,122
	Kellogg Co.	4.300%	5/15/28	5,750	6,011
	Kellogg Co.	2.100%	6/1/30	6,250	5,622
[4]	Kellogg Co.	7.450%	4/1/31	7,700	9,850
	Kellogg Co.	4.500%	4/1/46	7,850	8,532
	Keurig Dr Pepper Inc.	4.057%	5/25/23	9,409	9,571
	Keurig Dr Pepper Inc.	3.130%	12/15/23	6,729	6,780
	Keurig Dr Pepper Inc.	0.750%	3/15/24	5,624	5,436
	Keurig Dr Pepper Inc.	4.417%	5/25/25	18,988	19,565
	Keurig Dr Pepper Inc.	3.400%	11/15/25	8,165	8,218
	Keurig Dr Pepper Inc.	2.550%	9/15/26	9,134	8,862
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,497	8,526
	Keurig Dr Pepper Inc.	4.597%	5/25/28	24,939	26,373
	Keurig Dr Pepper Inc.	3.200%	5/1/30	23,272	22,627
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,000	2,698
	Keurig Dr Pepper Inc.	4.985%	5/25/38	4,035	4,446
	Keurig Dr Pepper Inc.	4.500%	11/15/45	4,229	4,352
	Keurig Dr Pepper Inc.	4.420%	12/15/46	3,876	4,014
	Keurig Dr Pepper Inc.	5.085%	5/25/48	983	1,113
	Keurig Dr Pepper Inc.	3.800%	5/1/50	10,000	9,479
	Keurig Dr Pepper Inc.	3.350%	3/15/51	5,155	4,555
	Kimberly-Clark Corp.	2.400%	6/1/23	5,913	5,913
	Kimberly-Clark Corp.	3.050%	8/15/25	4,930	4,964
	Kimberly-Clark Corp.	2.750%	2/15/26	10,377	10,360
	Kimberly-Clark Corp.	1.050%	9/15/27	4,210	3,827
	Kimberly-Clark Corp.	3.950%	11/1/28	4,300	4,508
	Kimberly-Clark Corp.	3.200%	4/25/29	6,913	6,984
	Kimberly-Clark Corp.	3.100%	3/26/30	9,694	9,707
	Kimberly-Clark Corp.	2.000%	11/2/31	10,125	9,232
	Kimberly-Clark Corp.	6.625%	8/1/37	3,058	4,133
	Kimberly-Clark Corp.	5.300%	3/1/41	10,559	12,723
	Kimberly-Clark Corp.	3.200%	7/30/46	6,500	6,099
	Kimberly-Clark Corp.	3.900%	5/4/47	5,405	5,632
	Kimberly-Clark Corp.	2.875%	2/7/50	2,394	2,153
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,419	2,940
	Kraft Heinz Foods Co.	3.000%	6/1/26	25,650	25,261
	Kraft Heinz Foods Co.	3.875%	5/15/27	8,450	8,581
	Kraft Heinz Foods Co.	3.750%	4/1/30	4,000	4,006
	Kraft Heinz Foods Co.	5.000%	7/15/35	4,000	4,285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kraft Heinz Foods Co.	6.875%	1/26/39	5,600	6,904
	Kraft Heinz Foods Co.	6.500%	2/9/40	19,875	23,879
	Kraft Heinz Foods Co.	5.000%	6/4/42	3,090	3,298
	Kraft Heinz Foods Co.	5.200%	7/15/45	29,950	32,404
	Kraft Heinz Foods Co.	4.375%	6/1/46	34,900	34,607
	Kraft Heinz Foods Co.	4.875%	10/1/49	18,000	18,978
	Kraft Heinz Foods Co.	5.500%	6/1/50	21,100	24,036
	Kroger Co.	3.850%	8/1/23	7,942	8,059
	Kroger Co.	4.000%	2/1/24	6,051	6,166
	Kroger Co.	3.500%	2/1/26	13,501	13,648
	Kroger Co.	2.650%	10/15/26	15,128	14,765
	Kroger Co.	3.700%	8/1/27	5,351	5,494
[4]	Kroger Co.	7.700%	6/1/29	5,250	6,665
	Kroger Co.	8.000%	9/15/29	4,085	5,258
	Kroger Co.	2.200%	5/1/30	4,410	4,035
	Kroger Co.	1.700%	1/15/31	5,000	4,355
	Kroger Co.	7.500%	4/1/31	2,685	3,463
	Kroger Co.	6.900%	4/15/38	5,744	7,566
	Kroger Co.	5.400%	7/15/40	4,382	5,072
	Kroger Co.	5.000%	4/15/42	5,847	6,512
	Kroger Co.	5.150%	8/1/43	3,625	4,153
	Kroger Co.	3.875%	10/15/46	6,090	5,983
	Kroger Co.	4.450%	2/1/47	6,648	7,066
	Kroger Co.	4.650%	1/15/48	16,051	17,504
	Kroger Co.	3.950%	1/15/50	7,854	7,918
	McCormick & Co. Inc.	3.150%	8/15/24	10,985	11,019
	McCormick & Co. Inc.	0.900%	2/15/26	6,266	5,739
	McCormick & Co. Inc.	3.400%	8/15/27	10,304	10,373
	McCormick & Co. Inc.	2.500%	4/15/30	10,457	9,707
	McCormick & Co. Inc.	1.850%	2/15/31	7,439	6,481
	McCormick & Co. Inc.	4.200%	8/15/47	6,333	6,601
	Mead Johnson Nutrition Co.	4.125%	11/15/25	12,200	12,492
	Mead Johnson Nutrition Co.	5.900%	11/1/39	6,850	8,625
	Mead Johnson Nutrition Co.	4.600%	6/1/44	13,586	15,356
	Molson Coors Beverage Co.	3.000%	7/15/26	28,248	27,841
	Molson Coors Beverage Co.	5.000%	5/1/42	15,834	16,795
	Molson Coors Beverage Co.	4.200%	7/15/46	24,839	24,003
	Mondelez International Inc.	1.500%	5/4/25	8,062	7,732
	Mondelez International Inc.	2.625%	3/17/27	9,000	8,785
	Mondelez International Inc.	2.750%	4/13/30	9,597	9,176
	Mondelez International Inc.	1.500%	2/4/31	9,425	8,065
	Mondelez International Inc.	3.000%	3/17/32	3,500	3,379
	Mondelez International Inc.	1.875%	10/15/32	8,975	7,742
	Mondelez International Inc.	2.625%	9/4/50	15,140	12,298
	PepsiCo Inc.	0.750%	5/1/23	16,872	16,635
	PepsiCo Inc.	3.600%	3/1/24	10,713	10,943
	PepsiCo Inc.	2.250%	3/19/25	18,390	18,207
	PepsiCo Inc.	2.750%	4/30/25	20,217	20,194
	PepsiCo Inc.	3.500%	7/17/25	13,403	13,717
	PepsiCo Inc.	2.850%	2/24/26	11,448	11,530
	PepsiCo Inc.	2.375%	10/6/26	17,518	17,231
	PepsiCo Inc.	2.625%	3/19/27	12,058	11,967
	PepsiCo Inc.	3.000%	10/15/27	22,268	22,439
	PepsiCo Inc.	2.625%	7/29/29	15,290	14,991
	PepsiCo Inc.	2.750%	3/19/30	30,937	30,325
	PepsiCo Inc.	1.625%	5/1/30	15,545	13,993
	PepsiCo Inc.	1.400%	2/25/31	11,614	10,198
	PepsiCo Inc.	1.950%	10/21/31	4,998	4,562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	3.500%	3/19/40	10,350	10,524
	PepsiCo Inc.	2.625%	10/21/41	8,060	7,279
	PepsiCo Inc.	4.000%	3/5/42	7,423	7,899
	PepsiCo Inc.	3.600%	8/13/42	10,234	10,362
	PepsiCo Inc.	4.250%	10/22/44	4,079	4,488
	PepsiCo Inc.	4.450%	4/14/46	14,548	16,807
	PepsiCo Inc.	3.450%	10/6/46	19,724	19,620
	PepsiCo Inc.	4.000%	5/2/47	6,573	7,129
	PepsiCo Inc.	3.375%	7/29/49	7,210	7,105
	PepsiCo Inc.	2.875%	10/15/49	13,219	12,172
	PepsiCo Inc.	3.625%	3/19/50	4,245	4,412
	PepsiCo Inc.	2.750%	10/21/51	5,250	4,695
	PepsiCo Inc.	3.875%	3/19/60	3,000	3,253
	Philip Morris International Inc.	1.125%	5/1/23	4,121	4,070
	Philip Morris International Inc.	2.125%	5/10/23	9,315	9,289
	Philip Morris International Inc.	3.600%	11/15/23	12,816	13,040
	Philip Morris International Inc.	2.875%	5/1/24	17,605	17,652
	Philip Morris International Inc.	3.250%	11/10/24	14,670	14,787
	Philip Morris International Inc.	1.500%	5/1/25	5,921	5,653
	Philip Morris International Inc.	3.375%	8/11/25	9,859	9,929
	Philip Morris International Inc.	2.750%	2/25/26	17,941	17,765
	Philip Morris International Inc.	0.875%	5/1/26	5,083	4,644
	Philip Morris International Inc.	3.125%	8/17/27	2,465	2,448
	Philip Morris International Inc.	3.125%	3/2/28	8,022	7,904
	Philip Morris International Inc.	3.375%	8/15/29	9,353	9,310
	Philip Morris International Inc.	2.100%	5/1/30	13,525	12,178
	Philip Morris International Inc.	1.750%	11/1/30	2,950	2,558
	Philip Morris International Inc.	6.375%	5/16/38	13,515	16,613
	Philip Morris International Inc.	4.375%	11/15/41	13,632	13,528
	Philip Morris International Inc.	4.500%	3/20/42	15,356	15,413
	Philip Morris International Inc.	3.875%	8/21/42	8,845	8,248
	Philip Morris International Inc.	4.125%	3/4/43	13,935	13,258
	Philip Morris International Inc.	4.875%	11/15/43	12,217	12,842
	Philip Morris International Inc.	4.250%	11/10/44	8,222	7,983
	Procter & Gamble Co.	3.100%	8/15/23	15,897	16,120
	Procter & Gamble Co.	0.550%	10/29/25	6,110	5,684
	Procter & Gamble Co.	2.700%	2/2/26	17,928	17,965
	Procter & Gamble Co.	2.450%	11/3/26	12,755	12,578
	Procter & Gamble Co.	2.800%	3/25/27	18,627	18,659
	Procter & Gamble Co.	2.850%	8/11/27	1,395	1,398
	Procter & Gamble Co.	3.000%	3/25/30	23,827	23,953
	Procter & Gamble Co.	1.200%	10/29/30	19,840	17,286
	Procter & Gamble Co.	5.550%	3/5/37	1,820	2,337
	Procter & Gamble Co.	3.550%	3/25/40	11,596	11,944
	Procter & Gamble Co.	3.500%	10/25/47	9,182	9,507
	Procter & Gamble Co.	3.600%	3/25/50	7,039	7,551
	Reynolds American Inc.	4.450%	6/12/25	36,553	37,318
	Reynolds American Inc.	5.700%	8/15/35	11,928	12,610
	Reynolds American Inc.	7.250%	6/15/37	3,518	4,167
[4]	Reynolds American Inc.	8.125%	5/1/40	2,569	3,190
[4]	Reynolds American Inc.	7.000%	8/4/41	3,375	3,885
	Reynolds American Inc.	6.150%	9/15/43	12,139	12,863
	Reynolds American Inc.	5.850%	8/15/45	28,652	29,287
	Sysco Corp.	3.750%	10/1/25	9,112	9,270
	Sysco Corp.	3.300%	7/15/26	19,621	19,713
	Sysco Corp.	3.250%	7/15/27	21,772	21,677
	Sysco Corp.	2.400%	2/15/30	3,550	3,296
	Sysco Corp.	5.950%	4/1/30	11,100	12,891

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sysco Corp.	2.450%	12/14/31	1,880	1,731
	Sysco Corp.	6.600%	4/1/40	13,747	17,888
	Sysco Corp.	4.850%	10/1/45	8,260	8,793
	Sysco Corp.	4.500%	4/1/46	9,084	9,411
	Sysco Corp.	4.450%	3/15/48	8,086	8,386
	Sysco Corp.	3.300%	2/15/50	7,200	6,270
	Sysco Corp.	6.600%	4/1/50	16,451	22,042
	Sysco Corp.	3.150%	12/14/51	8,055	6,893
	Target Corp.	3.500%	7/1/24	13,028	13,315
	Target Corp.	2.250%	4/15/25	14,700	14,494
	Target Corp.	2.500%	4/15/26	11,350	11,278
	Target Corp.	1.950%	1/15/27	5,710	5,523
	Target Corp.	3.375%	4/15/29	16,695	17,241
	Target Corp.	2.350%	2/15/30	8,909	8,495
	Target Corp.	2.650%	9/15/30	11,293	10,966
	Target Corp.	6.500%	10/15/37	5,687	7,572
	Target Corp.	7.000%	1/15/38	8,302	11,667
	Target Corp.	4.000%	7/1/42	5,790	6,230
	Target Corp.	3.625%	4/15/46	9,670	9,876
	Target Corp.	3.900%	11/15/47	725	774
	Target Corp.	2.950%	1/15/52	24,750	22,793
	Tyson Foods Inc.	3.900%	9/28/23	1,725	1,751
	Tyson Foods Inc.	3.950%	8/15/24	21,504	21,919
	Tyson Foods Inc.	4.000%	3/1/26	13,796	14,121
	Tyson Foods Inc.	3.550%	6/2/27	15,942	16,096
	Tyson Foods Inc.	4.350%	3/1/29	17,235	18,123
	Tyson Foods Inc.	4.875%	8/15/34	9,401	10,150
	Tyson Foods Inc.	5.150%	8/15/44	14,412	16,303
	Tyson Foods Inc.	4.550%	6/2/47	2,200	2,347
	Tyson Foods Inc.	5.100%	9/28/48	5,354	6,225
	Unilever Capital Corp.	0.375%	9/14/23	3,485	3,397
	Unilever Capital Corp.	3.250%	3/7/24	16,450	16,667
	Unilever Capital Corp.	2.600%	5/5/24	25,413	25,478
	Unilever Capital Corp.	0.626%	8/12/24	3,000	2,873
	Unilever Capital Corp.	3.375%	3/22/25	266	270
	Unilever Capital Corp.	3.100%	7/30/25	9,891	9,974
	Unilever Capital Corp.	2.000%	7/28/26	11,245	10,837
	Unilever Capital Corp.	2.900%	5/5/27	6,650	6,610
	Unilever Capital Corp.	3.500%	3/22/28	2,525	2,593
	Unilever Capital Corp.	2.125%	9/6/29	19,790	18,545
	Unilever Capital Corp.	1.375%	9/14/30	4,792	4,144
	Unilever Capital Corp.	1.750%	8/12/31	7,190	6,363
	Unilever Capital Corp.	5.900%	11/15/32	8,975	11,063
[4]	Unilever Capital Corp.	2.625%	8/12/51	7,075	5,925
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	13,253	13,484
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	28,602	28,771
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	3,955	3,859
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	6,204	6,464
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	10,390	10,056
	Walmart Inc.	2.550%	4/11/23	22,173	22,312
	Walmart Inc.	3.400%	6/26/23	14,877	15,130
	Walmart Inc.	3.300%	4/22/24	27,373	27,840
	Walmart Inc.	2.850%	7/8/24	8,894	8,993
	Walmart Inc.	2.650%	12/15/24	22,381	22,550
	Walmart Inc.	3.550%	6/26/25	31,587	32,491
	Walmart Inc.	3.050%	7/8/26	28,030	28,423
	Walmart Inc.	1.050%	9/17/26	6,069	5,660
	Walmart Inc.	3.700%	6/26/28	32,141	33,596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	1.500%	9/22/28	1,942	1,785
	Walmart Inc.	3.250%	7/8/29	20,885	21,515
	Walmart Inc.	2.375%	9/24/29	13,180	12,762
	Walmart Inc.	1.800%	9/22/31	6,118	5,569
	Walmart Inc.	5.250%	9/1/35	12,941	15,706
	Walmart Inc.	6.500%	8/15/37	483	668
	Walmart Inc.	6.200%	4/15/38	15,844	21,478
	Walmart Inc.	3.950%	6/28/38	14,369	15,570
	Walmart Inc.	5.625%	4/1/40	4,410	5,689
	Walmart Inc.	5.000%	10/25/40	4,065	4,900
	Walmart Inc.	5.625%	4/15/41	2,745	3,542
	Walmart Inc.	2.500%	9/22/41	1,990	1,772
	Walmart Inc.	4.000%	4/11/43	20,657	22,375
	Walmart Inc.	4.300%	4/22/44	5,500	6,113
	Walmart Inc.	3.625%	12/15/47	9,159	9,620
	Walmart Inc.	4.050%	6/29/48	10,854	12,305
	Walmart Inc.	2.950%	9/24/49	18,900	17,884
					5,582,333
Energy (2.1%)
	Baker Hughes Holdings LLC	1.231%	12/15/23	4,730	4,621
	Baker Hughes Holdings LLC	2.061%	12/15/26	5,840	5,565
	Baker Hughes Holdings LLC	3.337%	12/15/27	18,890	18,808
	Baker Hughes Holdings LLC	3.138%	11/7/29	6,405	6,259
	Baker Hughes Holdings LLC	4.486%	5/1/30	8,864	9,474
	Baker Hughes Holdings LLC	5.125%	9/15/40	15,164	17,159
	Baker Hughes Holdings LLC	4.080%	12/15/47	19,500	19,633
	Boardwalk Pipelines LP	4.950%	12/15/24	8,524	8,809
	Boardwalk Pipelines LP	5.950%	6/1/26	15,951	17,228
	Boardwalk Pipelines LP	4.450%	7/15/27	6,049	6,185
	Boardwalk Pipelines LP	3.600%	9/1/32	5,805	5,549
[4]	BP Capital Markets America Inc.	2.750%	5/10/23	21,099	21,208
	BP Capital Markets America Inc.	3.790%	2/6/24	7,259	7,386
	BP Capital Markets America Inc.	3.194%	4/6/25	9,435	9,498
	BP Capital Markets America Inc.	3.796%	9/21/25	21,076	21,689
	BP Capital Markets America Inc.	3.410%	2/11/26	15,424	15,607
[4]	BP Capital Markets America Inc.	3.119%	5/4/26	20,410	20,337
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	11,499	11,449
	BP Capital Markets America Inc.	3.543%	4/6/27	5,576	5,646
[4]	BP Capital Markets America Inc.	3.588%	4/14/27	6,617	6,712
	BP Capital Markets America Inc.	3.937%	9/21/28	15,657	16,197
	BP Capital Markets America Inc.	4.234%	11/6/28	17,910	18,817
	BP Capital Markets America Inc.	3.633%	4/6/30	24,396	24,776
	BP Capital Markets America Inc.	1.749%	8/10/30	7,050	6,244
	BP Capital Markets America Inc.	2.721%	1/12/32	12,072	11,376
	BP Capital Markets America Inc.	3.060%	6/17/41	19,195	17,313
	BP Capital Markets America Inc.	3.000%	2/24/50	31,206	27,024
	BP Capital Markets America Inc.	2.772%	11/10/50	27,019	22,404
	BP Capital Markets America Inc.	2.939%	6/4/51	11,300	9,641
	BP Capital Markets America Inc.	3.001%	3/17/52	16,960	14,579
	BP Capital Markets America Inc.	3.379%	2/8/61	24,755	22,026
	BP Capital Markets plc	2.750%	5/10/23	1,000	1,002
	BP Capital Markets plc	3.994%	9/26/23	8,160	8,321
	BP Capital Markets plc	3.814%	2/10/24	9,656	9,851
	BP Capital Markets plc	3.535%	11/4/24	26,151	26,573
	BP Capital Markets plc	3.506%	3/17/25	21,644	22,033
	BP Capital Markets plc	3.279%	9/19/27	28,452	28,726
	BP Capital Markets plc	3.723%	11/28/28	16,784	17,120
	Burlington Resources LLC	7.200%	8/15/31	3,405	4,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Resources LLC	7.400%	12/1/31	5,765	7,602
	Canadian Natural Resources Ltd.	3.800%	4/15/24	7,648	7,753
	Canadian Natural Resources Ltd.	3.900%	2/1/25	658	667
	Canadian Natural Resources Ltd.	2.050%	7/15/25	5,733	5,498
	Canadian Natural Resources Ltd.	3.850%	6/1/27	22,448	22,713
	Canadian Natural Resources Ltd.	2.950%	7/15/30	8,200	7,752
	Canadian Natural Resources Ltd.	7.200%	1/15/32	6,083	7,494
	Canadian Natural Resources Ltd.	6.450%	6/30/33	7,731	9,088
	Canadian Natural Resources Ltd.	5.850%	2/1/35	4,678	5,203
	Canadian Natural Resources Ltd.	6.500%	2/15/37	15,853	18,740
	Canadian Natural Resources Ltd.	6.250%	3/15/38	15,398	18,315
	Canadian Natural Resources Ltd.	6.750%	2/1/39	6,059	7,490
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	8,331	9,238
	Cenovus Energy Inc.	5.375%	7/15/25	10,021	10,576
	Cenovus Energy Inc.	4.250%	4/15/27	13,002	13,434
	Cenovus Energy Inc.	4.400%	4/15/29	9,259	9,611
	Cenovus Energy Inc.	2.650%	1/15/32	9,425	8,532
	Cenovus Energy Inc.	5.250%	6/15/37	9,091	9,878
	Cenovus Energy Inc.	6.800%	9/15/37	4,966	6,134
	Cenovus Energy Inc.	6.750%	11/15/39	24,491	30,355
	Cenovus Energy Inc.	5.400%	6/15/47	14,383	16,221
	Cenovus Energy Inc.	3.750%	2/15/52	10,100	9,080
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	12,662	13,478
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	15,073	15,953
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	28,242	30,114
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	20,120	20,056
[7]	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	11,190	9,792
	Chevron Corp.	1.141%	5/11/23	17,375	17,195
	Chevron Corp.	2.566%	5/16/23	6,015	6,035
	Chevron Corp.	3.191%	6/24/23	25,659	25,931
	Chevron Corp.	2.895%	3/3/24	12,686	12,820
	Chevron Corp.	1.554%	5/11/25	32,813	31,646
	Chevron Corp.	3.326%	11/17/25	9,719	9,857
	Chevron Corp.	2.954%	5/16/26	23,992	24,114
	Chevron Corp.	1.995%	5/11/27	7,804	7,497
	Chevron Corp.	2.236%	5/11/30	22,258	21,046
	Chevron Corp.	3.078%	5/11/50	13,653	12,941
	Chevron USA Inc.	0.426%	8/11/23	3,860	3,774
	Chevron USA Inc.	3.900%	11/15/24	7,440	7,668
	Chevron USA Inc.	0.687%	8/12/25	7,950	7,421
	Chevron USA Inc.	1.018%	8/12/27	11,025	10,009
	Chevron USA Inc.	3.850%	1/15/28	9,620	10,015
	Chevron USA Inc.	3.250%	10/15/29	11,924	12,116
	Chevron USA Inc.	5.250%	11/15/43	15,399	19,063
	Chevron USA Inc.	2.343%	8/12/50	9,701	7,900
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	2,325	2,328
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	1,600	1,533
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	8,700	8,275
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	9,300	7,411
	CNOOC Finance 2014 ULC	4.250%	4/30/24	2,600	2,656
	CNOOC Finance 2014 ULC	4.875%	4/30/44	6,500	6,733
	CNOOC Finance 2015 Australia Pty. Ltd.	4.200%	5/5/45	1,000	935
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	2,000	2,019
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	6,100	6,121
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	19,246	20,055
	CNOOC Petroleum North America ULC	7.875%	3/15/32	11,000	14,037
	CNOOC Petroleum North America ULC	5.875%	3/10/35	6,775	7,515
	CNOOC Petroleum North America ULC	6.400%	5/15/37	16,352	19,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNOOC Petroleum North America ULC	7.500%	7/30/39	5,100	6,688
	Columbia Pipeline Group Inc.	4.500%	6/1/25	18,669	19,278
	Columbia Pipeline Group Inc.	5.800%	6/1/45	6,138	7,191
	Conoco Funding Co.	7.250%	10/15/31	2,826	3,714
[7]	ConocoPhillips	4.300%	8/15/28	14,746	15,546
[7]	ConocoPhillips	2.400%	2/15/31	6,630	6,213
	ConocoPhillips	5.900%	10/15/32	9,636	11,649
	ConocoPhillips	5.900%	5/15/38	10,260	12,617
	ConocoPhillips	6.500%	2/1/39	15,633	20,904
[7]	ConocoPhillips	4.875%	10/1/47	8,456	9,926
	ConocoPhillips Co.	3.350%	11/15/24	3,123	3,160
	ConocoPhillips Co.	4.950%	3/15/26	18,111	19,400
	ConocoPhillips Co.	6.950%	4/15/29	15,213	18,788
[7]	ConocoPhillips Co.	3.758%	3/15/42	9,571	9,728
	ConocoPhillips Co.	4.300%	11/15/44	14,712	15,936
	ConocoPhillips Co.	3.800%	3/15/52	10,150	10,336
[7]	ConocoPhillips Co.	4.025%	3/15/62	23,108	23,449
	Continental Resources Inc.	3.800%	6/1/24	3,880	3,905
	Continental Resources Inc.	4.375%	1/15/28	8,482	8,602
	Continental Resources Inc.	4.900%	6/1/44	5,052	5,002
[7]	Coterra Energy Inc.	4.375%	6/1/24	11,297	11,532
[7]	Coterra Energy Inc.	3.900%	5/15/27	15,246	15,398
[7]	Coterra Energy Inc.	4.375%	3/15/29	2,911	3,034
	Devon Energy Corp.	5.250%	9/15/24	7,250	7,577
	Devon Energy Corp.	5.850%	12/15/25	6,251	6,770
	Devon Energy Corp.	5.250%	10/15/27	5,750	5,942
	Devon Energy Corp.	5.875%	6/15/28	5,364	5,666
	Devon Energy Corp.	4.500%	1/15/30	9,543	9,797
	Devon Energy Corp.	7.875%	9/30/31	7,787	10,111
	Devon Energy Corp.	7.950%	4/15/32	5,780	7,514
	Devon Energy Corp.	5.600%	7/15/41	16,252	18,777
	Devon Energy Corp.	4.750%	5/15/42	11,426	12,076
	Devon Energy Corp.	5.000%	6/15/45	10,638	11,587
	Diamondback Energy Inc.	3.250%	12/1/26	14,106	14,090
	Diamondback Energy Inc.	3.500%	12/1/29	17,014	16,850
	Diamondback Energy Inc.	3.125%	3/24/31	14,215	13,579
	Diamondback Energy Inc.	4.400%	3/24/51	6,375	6,463
	Diamondback Energy Inc.	4.250%	3/15/52	6,000	5,929
[7]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	2,631	2,653
[7]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,100	3,950
[7]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	6,535	6,839
[7]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,163	5,359
[7]	Eastern Gas Transmission & Storage Inc.	3.900%	11/15/49	200	189
	Enbridge Energy Partners LP	5.875%	10/15/25	9,241	9,961
[4]	Enbridge Energy Partners LP	7.500%	4/15/38	10,010	13,340
	Enbridge Energy Partners LP	5.500%	9/15/40	4,365	4,937
	Enbridge Energy Partners LP	7.375%	10/15/45	11,366	15,777
	Enbridge Inc.	4.000%	10/1/23	3,610	3,666
	Enbridge Inc.	0.550%	10/4/23	1,567	1,519
	Enbridge Inc.	2.150%	2/16/24	2,000	1,973
	Enbridge Inc.	2.500%	1/15/25	7,593	7,446
	Enbridge Inc.	2.500%	2/14/25	3,000	2,936
	Enbridge Inc.	1.600%	10/4/26	2,050	1,898
	Enbridge Inc.	4.250%	12/1/26	13,734	14,187
	Enbridge Inc.	3.700%	7/15/27	12,127	12,277
	Enbridge Inc.	3.125%	11/15/29	12,511	12,182
	Enbridge Inc.	2.500%	8/1/33	12,395	11,015
	Enbridge Inc.	4.500%	6/10/44	7,285	7,451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	4.000%	11/15/49	6,430	6,334
	Enbridge Inc.	3.400%	8/1/51	13,094	11,652
[4]	Energy Transfer LP	4.200%	9/15/23	7,647	7,751
	Energy Transfer LP	4.500%	11/1/23	7,775	7,897
	Energy Transfer LP	4.900%	2/1/24	2,554	2,614
	Energy Transfer LP	4.250%	4/1/24	9,115	9,258
	Energy Transfer LP	4.500%	4/15/24	1,400	1,428
	Energy Transfer LP	3.900%	5/15/24	14,121	14,218
	Energy Transfer LP	4.050%	3/15/25	15,025	15,217
	Energy Transfer LP	2.900%	5/15/25	10,939	10,737
	Energy Transfer LP	5.950%	12/1/25	6,654	7,111
	Energy Transfer LP	4.750%	1/15/26	15,758	16,363
	Energy Transfer LP	3.900%	7/15/26	7,679	7,728
	Energy Transfer LP	4.400%	3/15/27	12,757	13,009
	Energy Transfer LP	4.200%	4/15/27	8,370	8,506
[4]	Energy Transfer LP	5.500%	6/1/27	13,997	14,999
	Energy Transfer LP	4.000%	10/1/27	11,060	11,098
	Energy Transfer LP	4.950%	5/15/28	20,060	20,845
	Energy Transfer LP	4.950%	6/15/28	15,175	15,929
	Energy Transfer LP	5.250%	4/15/29	16,408	17,584
	Energy Transfer LP	3.750%	5/15/30	13,735	13,534
	Energy Transfer LP	4.900%	3/15/35	5,828	5,904
	Energy Transfer LP	6.625%	10/15/36	6,131	6,890
[4]	Energy Transfer LP	5.800%	6/15/38	10,125	11,024
	Energy Transfer LP	7.500%	7/1/38	6,482	8,002
	Energy Transfer LP	6.050%	6/1/41	8,690	9,659
	Energy Transfer LP	6.500%	2/1/42	12,275	14,120
	Energy Transfer LP	6.100%	2/15/42	10,846	11,712
	Energy Transfer LP	4.950%	1/15/43	1,150	1,117
	Energy Transfer LP	5.150%	2/1/43	2,669	2,637
	Energy Transfer LP	5.950%	10/1/43	5,388	5,780
	Energy Transfer LP	5.300%	4/1/44	7,978	8,143
	Energy Transfer LP	5.000%	5/15/44	1,448	1,415
	Energy Transfer LP	5.150%	3/15/45	6,058	6,130
	Energy Transfer LP	5.350%	5/15/45	19,266	19,860
	Energy Transfer LP	6.125%	12/15/45	18,683	20,619
	Energy Transfer LP	5.300%	4/15/47	10,803	11,079
	Energy Transfer LP	5.400%	10/1/47	13,422	14,016
	Energy Transfer LP	6.000%	6/15/48	17,068	18,974
	Energy Transfer LP	6.250%	4/15/49	20,950	24,030
	Energy Transfer LP	5.000%	5/15/50	26,919	27,294
	Enterprise Products Operating LLC	3.900%	2/15/24	11,050	11,255
	Enterprise Products Operating LLC	3.750%	2/15/25	21,659	22,064
	Enterprise Products Operating LLC	3.700%	2/15/26	5,366	5,442
	Enterprise Products Operating LLC	3.950%	2/15/27	3,872	3,971
	Enterprise Products Operating LLC	3.125%	7/31/29	32,123	31,577
	Enterprise Products Operating LLC	2.800%	1/31/30	11,492	11,037
[4]	Enterprise Products Operating LLC	6.875%	3/1/33	7,180	8,988
[4]	Enterprise Products Operating LLC	6.650%	10/15/34	2,460	3,030
	Enterprise Products Operating LLC	7.550%	4/15/38	3,994	5,335
	Enterprise Products Operating LLC	6.125%	10/15/39	7,968	9,607
	Enterprise Products Operating LLC	5.950%	2/1/41	9,976	11,843
	Enterprise Products Operating LLC	5.700%	2/15/42	7,820	9,053
	Enterprise Products Operating LLC	4.850%	8/15/42	9,912	10,495
	Enterprise Products Operating LLC	4.450%	2/15/43	17,123	17,249
	Enterprise Products Operating LLC	4.850%	3/15/44	12,302	13,033
	Enterprise Products Operating LLC	5.100%	2/15/45	5,175	5,658
	Enterprise Products Operating LLC	4.900%	5/15/46	25,839	27,951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	4.250%	2/15/48	16,760	16,832
	Enterprise Products Operating LLC	4.800%	2/1/49	16,191	17,370
	Enterprise Products Operating LLC	4.200%	1/31/50	20,371	20,248
	Enterprise Products Operating LLC	3.700%	1/31/51	9,830	9,009
	Enterprise Products Operating LLC	3.200%	2/15/52	9,000	7,647
	Enterprise Products Operating LLC	3.300%	2/15/53	13,325	11,395
	Enterprise Products Operating LLC	4.950%	10/15/54	9,888	10,840
	Enterprise Products Operating LLC	3.950%	1/31/60	18,800	17,531
[4]	Enterprise Products Operating LLC	5.250%	8/16/77	9,225	8,648
[4]	Enterprise Products Operating LLC	5.375%	2/15/78	9,766	9,069
	EOG Resources Inc.	3.150%	4/1/25	8,696	8,740
	EOG Resources Inc.	4.150%	1/15/26	15,252	15,794
	EOG Resources Inc.	4.375%	4/15/30	13,389	14,476
	EOG Resources Inc.	3.900%	4/1/35	615	633
	EOG Resources Inc.	4.950%	4/15/50	7,226	8,874
	EQT Corp.	6.625%	2/1/25	5,400	5,707
[7]	EQT Corp.	3.125%	5/15/26	6,400	6,206
	EQT Corp.	3.900%	10/1/27	4,500	4,491
	EQT Corp.	5.000%	1/15/29	3,700	3,821
	EQT Corp.	7.500%	2/1/30	4,000	4,638
	Exxon Mobil Corp.	1.571%	4/15/23	28,437	28,331
	Exxon Mobil Corp.	3.176%	3/15/24	525	532
	Exxon Mobil Corp.	2.019%	8/16/24	15,360	15,204
	Exxon Mobil Corp.	2.709%	3/6/25	12,871	12,856
	Exxon Mobil Corp.	2.992%	3/19/25	50,934	51,210
	Exxon Mobil Corp.	3.043%	3/1/26	18,887	19,041
	Exxon Mobil Corp.	2.275%	8/16/26	15,603	15,290
	Exxon Mobil Corp.	3.294%	3/19/27	9,800	10,000
	Exxon Mobil Corp.	2.440%	8/16/29	17,908	17,164
	Exxon Mobil Corp.	3.482%	3/19/30	22,560	23,132
	Exxon Mobil Corp.	2.610%	10/15/30	28,982	27,887
	Exxon Mobil Corp.	2.995%	8/16/39	11,422	10,568
	Exxon Mobil Corp.	4.227%	3/19/40	28,460	30,724
	Exxon Mobil Corp.	3.567%	3/6/45	17,365	16,984
	Exxon Mobil Corp.	4.114%	3/1/46	21,296	22,904
	Exxon Mobil Corp.	3.095%	8/16/49	26,759	24,482
	Exxon Mobil Corp.	4.327%	3/19/50	35,769	39,877
	Exxon Mobil Corp.	3.452%	4/15/51	35,296	34,137
	Halliburton Co.	3.500%	8/1/23	2,273	2,296
	Halliburton Co.	3.800%	11/15/25	3,378	3,451
	Halliburton Co.	2.920%	3/1/30	16,902	16,361
	Halliburton Co.	4.850%	11/15/35	20,757	22,330
	Halliburton Co.	6.700%	9/15/38	12,302	15,506
	Halliburton Co.	4.500%	11/15/41	4,420	4,471
	Halliburton Co.	4.750%	8/1/43	14,816	15,498
	Halliburton Co.	5.000%	11/15/45	25,612	27,797
[7]	Helmerich & Payne Inc.	2.900%	9/29/31	7,300	6,699
	Hess Corp.	3.500%	7/15/24	4,417	4,451
	Hess Corp.	4.300%	4/1/27	12,473	12,813
	Hess Corp.	7.875%	10/1/29	6,295	7,814
	Hess Corp.	7.300%	8/15/31	7,032	8,628
	Hess Corp.	7.125%	3/15/33	6,695	8,265
	Hess Corp.	6.000%	1/15/40	10,483	12,233
	Hess Corp.	5.600%	2/15/41	21,221	23,881
	Hess Corp.	5.800%	4/1/47	2,227	2,639
	HollyFrontier Corp.	2.625%	10/1/23	2,860	2,834
	HollyFrontier Corp.	5.875%	4/1/26	6,563	6,872
	HollyFrontier Corp.	4.500%	10/1/30	5,793	5,656

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	14,661	14,794
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	605	615
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	21,036	21,477
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	7,936	8,108
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,010	1,248
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	455	580
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,690	4,576
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	7,249	8,226
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	17,321	20,305
[4]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	8,495	10,649
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,145	9,677
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	9,018	10,832
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	7,825	10,188
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,973	2,321
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,514	13,598
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	6,239	6,426
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	11,974	11,924
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,306	5,462
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	12,869	14,019
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	3,280	3,550
	Kinder Morgan Inc.	4.300%	6/1/25	17,896	18,371
	Kinder Morgan Inc.	1.750%	11/15/26	6,375	5,926
	Kinder Morgan Inc.	4.300%	3/1/28	16,414	17,025
	Kinder Morgan Inc.	2.000%	2/15/31	9,765	8,560
[4]	Kinder Morgan Inc.	7.800%	8/1/31	5,675	7,252
[4]	Kinder Morgan Inc.	7.750%	1/15/32	10,900	14,061
	Kinder Morgan Inc.	5.300%	12/1/34	19,259	21,091
	Kinder Morgan Inc.	5.550%	6/1/45	22,592	25,308
	Kinder Morgan Inc.	5.050%	2/15/46	13,271	14,076
	Kinder Morgan Inc.	5.200%	3/1/48	1,025	1,116
	Kinder Morgan Inc.	3.250%	8/1/50	10,240	8,496
	Kinder Morgan Inc.	3.600%	2/15/51	5,631	4,988
	Magellan Midstream Partners LP	5.000%	3/1/26	10,746	11,337
	Magellan Midstream Partners LP	3.250%	6/1/30	3,077	2,999
	Magellan Midstream Partners LP	5.150%	10/15/43	410	442
	Magellan Midstream Partners LP	4.250%	9/15/46	5,149	5,092
	Magellan Midstream Partners LP	4.200%	10/3/47	11,766	11,450
	Magellan Midstream Partners LP	4.850%	2/1/49	6,550	6,994
	Magellan Midstream Partners LP	3.950%	3/1/50	9,205	8,699
	Marathon Oil Corp.	4.400%	7/15/27	17,052	17,604
	Marathon Oil Corp.	6.800%	3/15/32	7,130	8,545
	Marathon Oil Corp.	6.600%	10/1/37	13,180	16,061
	Marathon Oil Corp.	5.200%	6/1/45	3,975	4,305
	Marathon Petroleum Corp.	3.625%	9/15/24	8,695	8,765
	Marathon Petroleum Corp.	4.700%	5/1/25	16,215	16,871
	Marathon Petroleum Corp.	5.125%	12/15/26	19,830	21,131
	Marathon Petroleum Corp.	3.800%	4/1/28	9,117	9,181
	Marathon Petroleum Corp.	6.500%	3/1/41	19,070	23,483
	Marathon Petroleum Corp.	4.750%	9/15/44	8,132	8,276
	Marathon Petroleum Corp.	4.500%	4/1/48	5,331	5,358
	Marathon Petroleum Corp.	5.000%	9/15/54	7,869	8,171
	MPLX LP	4.500%	7/15/23	22,980	23,362
	MPLX LP	4.875%	12/1/24	14,283	14,803
	MPLX LP	4.000%	2/15/25	5,154	5,221
	MPLX LP	4.875%	6/1/25	15,295	15,856
	MPLX LP	1.750%	3/1/26	20,674	19,402
	MPLX LP	4.125%	3/1/27	8,676	8,886
	MPLX LP	4.250%	12/1/27	19,226	19,754

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MPLX LP	4.000%	3/15/28	14,717	14,945
MPLX LP	2.650%	8/15/30	19,820	18,202
MPLX LP	4.500%	4/15/38	21,638	22,051
MPLX LP	5.200%	3/1/47	15,880	17,119
MPLX LP	5.200%	12/1/47	15,458	16,451
MPLX LP	4.700%	4/15/48	20,393	20,558
MPLX LP	5.500%	2/15/49	16,445	18,263
MPLX LP	4.950%	3/14/52	2,000	2,083
MPLX LP	4.900%	4/15/58	5,519	5,583
NOV Inc.	3.950%	12/1/42	13,613	11,972
ONEOK Inc.	7.500%	9/1/23	15,593	16,407
ONEOK Inc.	2.750%	9/1/24	5,702	5,635
ONEOK Inc.	2.200%	9/15/25	2,850	2,725
ONEOK Inc.	4.000%	7/13/27	14,243	14,332
ONEOK Inc.	4.550%	7/15/28	10,238	10,549
ONEOK Inc.	4.350%	3/15/29	12,885	13,155
ONEOK Inc.	3.400%	9/1/29	14,615	14,072
ONEOK Inc.	3.100%	3/15/30	14,300	13,395
ONEOK Inc.	6.350%	1/15/31	3,775	4,370
ONEOK Inc.	6.000%	6/15/35	1,890	2,093
ONEOK Inc.	4.950%	7/13/47	15,150	15,439
ONEOK Inc.	5.200%	7/15/48	7,540	8,059
ONEOK Inc.	4.450%	9/1/49	10,622	10,303
ONEOK Inc.	4.500%	3/15/50	7,725	7,461
ONEOK Inc.	7.150%	1/15/51	6,145	7,901
ONEOK Partners LP	4.900%	3/15/25	8,872	9,161
ONEOK Partners LP	6.650%	10/1/36	9,740	11,127
ONEOK Partners LP	6.850%	10/15/37	7,996	9,302
ONEOK Partners LP	6.125%	2/1/41	6,292	6,921
ONEOK Partners LP	6.200%	9/15/43	3,461	3,801
Ovintiv Exploration Inc.	5.625%	7/1/24	4,132	4,343
Ovintiv Exploration Inc.	5.375%	1/1/26	2,585	2,742
Ovintiv Inc.	7.375%	11/1/31	6,910	8,491
Ovintiv Inc.	6.500%	8/15/34	7,940	9,434
Ovintiv Inc.	6.625%	8/15/37	13,977	16,601
Ovintiv Inc.	6.500%	2/1/38	5,600	6,654
Phillips 66	3.700%	4/6/23	3,350	3,395
Phillips 66	0.900%	2/15/24	5,000	4,841
Phillips 66	3.850%	4/9/25	10,983	11,202
Phillips 66	1.300%	2/15/26	9,625	8,999
Phillips 66	3.900%	3/15/28	8,910	9,064
Phillips 66	2.150%	12/15/30	29,105	25,919
Phillips 66	4.650%	11/15/34	11,905	12,705
Phillips 66	5.875%	5/1/42	14,532	17,906
Phillips 66	4.875%	11/15/44	17,620	19,513
Phillips 66	3.300%	3/15/52	13,375	11,774
Phillips 66 Partners LP	2.450%	12/15/24	4,300	4,232
Phillips 66 Partners LP	3.605%	2/15/25	9,516	9,600
Phillips 66 Partners LP	3.550%	10/1/26	2,500	2,505
Phillips 66 Partners LP	3.750%	3/1/28	5,725	5,724
Phillips 66 Partners LP	3.150%	12/15/29	11,123	10,740
Phillips 66 Partners LP	4.680%	2/15/45	7,300	7,813
Phillips 66 Partners LP	4.900%	10/1/46	5,933	6,523
Pioneer Natural Resources Co.	0.550%	5/15/23	3,100	3,031
Pioneer Natural Resources Co.	1.125%	1/15/26	6,435	5,972
Pioneer Natural Resources Co.	1.900%	8/15/30	14,494	12,847
Pioneer Natural Resources Co.	2.150%	1/15/31	7,930	7,140
Plains All American Pipeline LP	3.850%	10/15/23	5,786	5,838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plains All American Pipeline LP	3.600%	11/1/24	20,766	20,814
	Plains All American Pipeline LP	4.650%	10/15/25	12,669	13,024
	Plains All American Pipeline LP	4.500%	12/15/26	12,330	12,659
	Plains All American Pipeline LP	3.550%	12/15/29	10,208	9,869
	Plains All American Pipeline LP	3.800%	9/15/30	6,366	6,233
	Plains All American Pipeline LP	6.650%	1/15/37	6,839	7,812
	Plains All American Pipeline LP	5.150%	6/1/42	7,650	7,460
	Plains All American Pipeline LP	4.300%	1/31/43	1,855	1,656
	Plains All American Pipeline LP	4.700%	6/15/44	8,877	8,338
	Plains All American Pipeline LP	4.900%	2/15/45	6,531	6,251
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	18,033	18,461
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	24,854	26,030
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	28,641	30,283
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	15,703	16,990
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	24,097	25,505
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	21,945	22,579
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	25,851	27,090
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	2,920	2,768
	Schlumberger Investment SA	3.650%	12/1/23	19,501	19,815
	Schlumberger Investment SA	2.650%	6/26/30	16,815	15,985
	Shell International Finance BV	0.375%	9/15/23	7,034	6,855
	Shell International Finance BV	3.500%	11/13/23	11,991	12,209
	Shell International Finance BV	2.000%	11/7/24	11,926	11,770
	Shell International Finance BV	3.250%	5/11/25	36,791	37,161
	Shell International Finance BV	2.875%	5/10/26	18,301	18,344
	Shell International Finance BV	2.500%	9/12/26	21,373	21,059
	Shell International Finance BV	3.875%	11/13/28	18,515	19,320
	Shell International Finance BV	2.375%	11/7/29	25,995	24,641
	Shell International Finance BV	2.750%	4/6/30	28,037	27,202
	Shell International Finance BV	4.125%	5/11/35	15,520	16,407
	Shell International Finance BV	6.375%	12/15/38	30,873	40,934
	Shell International Finance BV	5.500%	3/25/40	9,428	11,610
	Shell International Finance BV	2.875%	11/26/41	10,686	9,609
	Shell International Finance BV	3.625%	8/21/42	9,954	9,734
	Shell International Finance BV	4.550%	8/12/43	23,984	26,623
	Shell International Finance BV	4.375%	5/11/45	36,344	39,438
	Shell International Finance BV	4.000%	5/10/46	39,063	40,677
	Shell International Finance BV	3.750%	9/12/46	8,375	8,465
	Shell International Finance BV	3.125%	11/7/49	22,950	20,930
	Shell International Finance BV	3.250%	4/6/50	17,567	16,528
	Shell International Finance BV	3.000%	11/26/51	13,465	12,023
	Spectra Energy Partners LP	4.750%	3/15/24	6,832	7,029
	Spectra Energy Partners LP	3.500%	3/15/25	7,815	7,865
	Spectra Energy Partners LP	3.375%	10/15/26	13,554	13,533
	Spectra Energy Partners LP	4.500%	3/15/45	16,625	16,970
	Suncor Energy Inc.	2.800%	5/15/23	9,132	9,152
	Suncor Energy Inc.	3.100%	5/15/25	6,652	6,623
	Suncor Energy Inc.	7.150%	2/1/32	5,960	7,384
	Suncor Energy Inc.	5.350%	7/15/33	3,930	4,301
	Suncor Energy Inc.	5.950%	12/1/34	3,972	4,593
	Suncor Energy Inc.	5.950%	5/15/35	8,689	10,158
	Suncor Energy Inc.	6.800%	5/15/38	13,821	17,823
	Suncor Energy Inc.	6.500%	6/15/38	22,573	28,528
	Suncor Energy Inc.	4.000%	11/15/47	15,752	15,726
	Suncor Energy Inc.	3.750%	3/4/51	5,700	5,472
[3]	Targa Resources Corp.	4.200%	2/1/33	9,500	9,586
[3]	Targa Resources Corp.	4.950%	4/15/52	8,200	8,345
	Targa Resources Partners LP	6.500%	7/15/27	3,600	3,793

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Targa Resources Partners LP	5.000%	1/15/28	9,000	9,129
	Targa Resources Partners LP	6.875%	1/15/29	8,000	8,585
	Targa Resources Partners LP	5.500%	3/1/30	4,550	4,728
	Targa Resources Partners LP	4.000%	1/15/32	14,000	13,437
	TC PipeLines LP	3.900%	5/25/27	7,888	8,056
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,580	1,820
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,906	5,763
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,967	2,482
[7]	Texas Eastern Transmission LP	2.800%	10/15/22	165	165
	Texas Eastern Transmission LP	7.000%	7/15/32	5,860	7,285
	Tosco Corp.	8.125%	2/15/30	1,150	1,508
	TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	27,034	27,115
	TotalEnergies Capital International SA	3.700%	1/15/24	26,424	26,876
	TotalEnergies Capital International SA	3.750%	4/10/24	3,776	3,850
	TotalEnergies Capital International SA	2.434%	1/10/25	11,399	11,270
	TotalEnergies Capital International SA	3.455%	2/19/29	18,640	18,929
	TotalEnergies Capital International SA	2.829%	1/10/30	20,473	19,983
	TotalEnergies Capital International SA	2.986%	6/29/41	8,050	7,357
	TotalEnergies Capital International SA	3.461%	7/12/49	9,422	9,102
	TotalEnergies Capital International SA	3.127%	5/29/50	32,279	29,475
	TotalEnergies Capital International SA	3.386%	6/29/60	2,320	2,146
	TotalEnergies Capital SA	3.883%	10/11/28	8,947	9,258
	TransCanada PipeLines Ltd.	3.750%	10/16/23	6,588	6,684
	TransCanada PipeLines Ltd.	1.000%	10/12/24	13,800	13,121
	TransCanada PipeLines Ltd.	4.875%	1/15/26	13,641	14,322
	TransCanada PipeLines Ltd.	4.250%	5/15/28	14,020	14,583
	TransCanada PipeLines Ltd.	4.100%	4/15/30	24,232	25,043
	TransCanada PipeLines Ltd.	2.500%	10/12/31	14,232	12,928
	TransCanada PipeLines Ltd.	4.625%	3/1/34	18,837	20,133
	TransCanada PipeLines Ltd.	5.600%	3/31/34	4,455	5,008
	TransCanada PipeLines Ltd.	5.850%	3/15/36	16,771	19,645
	TransCanada PipeLines Ltd.	6.200%	10/15/37	19,361	23,675
	TransCanada PipeLines Ltd.	4.750%	5/15/38	15,284	16,370
	TransCanada PipeLines Ltd.	7.250%	8/15/38	3,635	4,861
	TransCanada PipeLines Ltd.	6.100%	6/1/40	12,881	15,824
	TransCanada PipeLines Ltd.	5.000%	10/16/43	11,195	12,336
	TransCanada PipeLines Ltd.	4.875%	5/15/48	24,329	27,310
	TransCanada PipeLines Ltd.	5.100%	3/15/49	1,230	1,440
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	9,749	11,176
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	7,579	7,741
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	12,193	11,900
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	3,093	3,515
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	5,059	5,155
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	5,639	5,998
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	6,415	6,257
	Valero Energy Corp.	2.850%	4/15/25	1,579	1,560
	Valero Energy Corp.	3.400%	9/15/26	500	498
	Valero Energy Corp.	2.150%	9/15/27	7,225	6,762
	Valero Energy Corp.	4.350%	6/1/28	18,192	18,830
	Valero Energy Corp.	4.000%	4/1/29	8,383	8,565
	Valero Energy Corp.	2.800%	12/1/31	11,270	10,393
	Valero Energy Corp.	7.500%	4/15/32	11,404	14,370
	Valero Energy Corp.	6.625%	6/15/37	20,033	24,836
	Valero Energy Corp.	4.900%	3/15/45	9,345	9,904
	Valero Energy Corp.	3.650%	12/1/51	13,205	11,700
	Valero Energy Partners LP	4.500%	3/15/28	10,092	10,380
	Williams Cos. Inc.	4.500%	11/15/23	6,150	6,281
	Williams Cos. Inc.	4.300%	3/4/24	18,779	19,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	4.550%	6/24/24	29,599	30,421
	Williams Cos. Inc.	3.900%	1/15/25	17,719	17,964
	Williams Cos. Inc.	4.000%	9/15/25	10,375	10,526
	Williams Cos. Inc.	3.750%	6/15/27	16,973	17,187
	Williams Cos. Inc.	3.500%	11/15/30	14,730	14,575
[4]	Williams Cos. Inc.	7.500%	1/15/31	593	736
	Williams Cos. Inc.	2.600%	3/15/31	19,200	17,663
	Williams Cos. Inc.	6.300%	4/15/40	16,533	19,970
	Williams Cos. Inc.	5.800%	11/15/43	10,300	11,808
	Williams Cos. Inc.	5.400%	3/4/44	9,160	10,083
	Williams Cos. Inc.	5.750%	6/24/44	8,539	9,857
	Williams Cos. Inc.	4.900%	1/15/45	7,000	7,317
	Williams Cos. Inc.	5.100%	9/15/45	13,123	14,151
	Williams Cos. Inc.	4.850%	3/1/48	9,296	9,924
	Williams Cos. Inc.	3.500%	10/15/51	5,974	5,228
					6,238,683
Financials (7.7%)
	ACE Capital Trust II	9.700%	4/1/30	2,061	2,834
[4]	Aegon NV	5.500%	4/11/48	4,050	4,262
	AerCap Ireland Capital DAC	4.125%	7/3/23	3,344	3,360
	AerCap Ireland Capital DAC	4.500%	9/15/23	7,598	7,662
	AerCap Ireland Capital DAC	1.150%	10/29/23	23,661	22,653
	AerCap Ireland Capital DAC	4.875%	1/16/24	6,792	6,881
	AerCap Ireland Capital DAC	3.150%	2/15/24	7,260	7,145
	AerCap Ireland Capital DAC	2.875%	8/14/24	4,045	3,936
	AerCap Ireland Capital DAC	1.650%	10/29/24	32,650	30,845
[4]	AerCap Ireland Capital DAC	1.750%	10/29/24	10,175	9,598
	AerCap Ireland Capital DAC	3.500%	1/15/25	14,807	14,537
	AerCap Ireland Capital DAC	6.500%	7/15/25	22,190	23,533
	AerCap Ireland Capital DAC	4.450%	10/1/25	14,472	14,521
	AerCap Ireland Capital DAC	1.750%	1/30/26	13,120	12,055
	AerCap Ireland Capital DAC	4.450%	4/3/26	24,179	24,398
	AerCap Ireland Capital DAC	2.450%	10/29/26	52,325	48,371
	AerCap Ireland Capital DAC	3.650%	7/21/27	22,129	21,467
	AerCap Ireland Capital DAC	4.625%	10/15/27	11,623	11,765
	AerCap Ireland Capital DAC	3.875%	1/23/28	14,110	13,719
	AerCap Ireland Capital DAC	3.000%	10/29/28	49,325	45,470
	AerCap Ireland Capital DAC	3.300%	1/30/32	86,250	77,961
	AerCap Ireland Capital DAC	3.400%	10/29/33	13,875	12,487
	AerCap Ireland Capital DAC	3.850%	10/29/41	16,224	14,260
	Affiliated Managers Group Inc.	4.250%	2/15/24	8,675	8,898
	Affiliated Managers Group Inc.	3.500%	8/1/25	12,390	12,502
	Affiliated Managers Group Inc.	3.300%	6/15/30	8,802	8,562
	Aflac Inc.	3.625%	11/15/24	10,921	11,177
	Aflac Inc.	3.250%	3/17/25	6,937	7,014
	Aflac Inc.	1.125%	3/15/26	2,100	1,955
	Aflac Inc.	2.875%	10/15/26	10,828	10,824
	Aflac Inc.	3.600%	4/1/30	24,290	25,093
	Aflac Inc.	4.000%	10/15/46	4,650	4,728
	Aflac Inc.	4.750%	1/15/49	3,043	3,487
	Air Lease Corp.	3.875%	7/3/23	25,384	25,628
	Air Lease Corp.	3.000%	9/15/23	2,643	2,634
[4]	Air Lease Corp.	4.250%	2/1/24	11,550	11,700
[4]	Air Lease Corp.	0.700%	2/15/24	6,125	5,845
	Air Lease Corp.	0.800%	8/18/24	7,960	7,494
	Air Lease Corp.	4.250%	9/15/24	4,840	4,900
[4]	Air Lease Corp.	2.300%	2/1/25	12,918	12,421
	Air Lease Corp.	3.250%	3/1/25	13,810	13,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	3.375%	7/1/25	10,819	10,676
[4]	Air Lease Corp.	2.875%	1/15/26	9,037	8,723
[4]	Air Lease Corp.	3.750%	6/1/26	1,810	1,798
	Air Lease Corp.	1.875%	8/15/26	8,419	7,767
	Air Lease Corp.	2.200%	1/15/27	6,550	6,060
	Air Lease Corp.	3.625%	4/1/27	6,332	6,211
	Air Lease Corp.	3.625%	12/1/27	13,645	13,275
	Air Lease Corp.	2.100%	9/1/28	7,485	6,652
	Air Lease Corp.	4.625%	10/1/28	11,278	11,489
	Air Lease Corp.	3.250%	10/1/29	7,885	7,442
[4]	Air Lease Corp.	3.000%	2/1/30	10,592	9,752
	Air Lease Corp.	3.125%	12/1/30	7,300	6,746
	Air Lease Corp.	2.875%	1/15/32	10,000	8,934
	Aircastle Ltd.	5.000%	4/1/23	88	89
	Aircastle Ltd.	4.400%	9/25/23	11,475	11,506
	Aircastle Ltd.	4.125%	5/1/24	2,380	2,375
	Aircastle Ltd.	4.250%	6/15/26	20,846	20,557
	Alleghany Corp.	4.900%	9/15/44	6,030	6,629
	Alleghany Corp.	3.250%	8/15/51	10,690	9,320
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,461	10,659
	Allstate Corp.	3.150%	6/15/23	9,506	9,598
	Allstate Corp.	0.750%	12/15/25	3,355	3,109
	Allstate Corp.	3.280%	12/15/26	2,857	2,892
	Allstate Corp.	1.450%	12/15/30	7,615	6,578
	Allstate Corp.	5.350%	6/1/33	2,775	3,169
	Allstate Corp.	5.550%	5/9/35	3,056	3,632
	Allstate Corp.	5.950%	4/1/36	1,713	2,094
	Allstate Corp.	4.500%	6/15/43	8,975	9,614
	Allstate Corp.	4.200%	12/15/46	6,334	6,749
	Allstate Corp.	3.850%	8/10/49	14,511	14,702
[4]	Allstate Corp.	5.750%	8/15/53	13,241	13,197
[4]	Allstate Corp.	6.500%	5/15/57	6,890	8,286
	Ally Financial Inc.	1.450%	10/2/23	49,348	48,189
	Ally Financial Inc.	3.875%	5/21/24	3,129	3,168
	Ally Financial Inc.	5.125%	9/30/24	19,172	20,027
	Ally Financial Inc.	4.625%	3/30/25	1,293	1,337
	Ally Financial Inc.	5.800%	5/1/25	2,316	2,458
	Ally Financial Inc.	2.200%	11/2/28	15,000	13,557
[4]	Ally Financial Inc.	8.000%	11/1/31	28,731	36,037
	Ally Financial Inc.	8.000%	11/1/31	9,363	11,666
	American Equity Investment Life Holding Co.	5.000%	6/15/27	5,839	6,105
	American Express Co.	3.700%	8/3/23	24,562	25,018
	American Express Co.	0.750%	11/3/23	11,740	11,456
	American Express Co.	3.400%	2/22/24	16,237	16,461
	American Express Co.	2.500%	7/30/24	12,355	12,303
	American Express Co.	3.000%	10/30/24	49,984	50,209
	American Express Co.	3.625%	12/5/24	18,441	18,792
	American Express Co.	2.250%	3/4/25	20,000	19,640
	American Express Co.	4.200%	11/6/25	14,572	15,150
	American Express Co.	3.125%	5/20/26	10,995	11,028
	American Express Co.	1.650%	11/4/26	12,522	11,806
	American Express Co.	2.550%	3/4/27	24,870	24,170
[7]	American Express Co.	3.300%	5/3/27	27,917	28,054
	American Express Co.	4.050%	12/3/42	7,319	7,729
	American Financial Group Inc.	3.500%	8/15/26	4,210	4,248
	American Financial Group Inc.	5.250%	4/2/30	7,500	8,145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Financial Group Inc.	4.500%	6/15/47	7,190	7,344
	American International Group Inc.	4.125%	2/15/24	8,256	8,456
	American International Group Inc.	2.500%	6/30/25	32,824	32,173
	American International Group Inc.	3.750%	7/10/25	18,556	18,877
	American International Group Inc.	3.900%	4/1/26	14,853	15,230
	American International Group Inc.	4.200%	4/1/28	11,732	12,207
	American International Group Inc.	4.250%	3/15/29	3,497	3,669
	American International Group Inc.	3.400%	6/30/30	24,540	24,507
	American International Group Inc.	3.875%	1/15/35	15,371	15,646
	American International Group Inc.	4.700%	7/10/35	8,929	9,576
	American International Group Inc.	6.250%	5/1/36	11,161	13,784
	American International Group Inc.	4.500%	7/16/44	14,234	15,398
	American International Group Inc.	4.800%	7/10/45	9,156	10,318
	American International Group Inc.	4.750%	4/1/48	15,761	18,087
[4]	American International Group Inc.	5.750%	4/1/48	7,815	7,818
	American International Group Inc.	4.375%	6/30/50	6,424	7,040
	American International Group Inc.	4.375%	1/15/55	8,873	9,472
[4]	American International Group Inc.	8.175%	5/15/58	2,306	3,145
	Ameriprise Financial Inc.	4.000%	10/15/23	18,226	18,593
	Ameriprise Financial Inc.	3.700%	10/15/24	12,305	12,504
	Ameriprise Financial Inc.	3.000%	4/2/25	2,064	2,059
	Ameriprise Financial Inc.	2.875%	9/15/26	10,740	10,617
[4]	Andrew W Mellon Foundation	0.947%	8/1/27	3,435	3,110
[4]	Aon Corp.	8.205%	1/1/27	3,727	4,348
	Aon Corp.	2.850%	5/28/27	3,654	3,581
	Aon Corp.	4.500%	12/15/28	10,351	10,850
	Aon Corp.	3.750%	5/2/29	8,808	9,006
	Aon Corp.	2.800%	5/15/30	20,131	19,163
	Aon Corp.	6.250%	9/30/40	5,565	6,948
	Aon Corp.	2.900%	8/23/51	7,585	6,257
	Aon Corp.	3.900%	2/28/52	6,985	6,912
	Aon Global Ltd.	4.000%	11/27/23	860	875
	Aon Global Ltd.	3.500%	6/14/24	16,970	17,128
	Aon Global Ltd.	3.875%	12/15/25	8,602	8,788
	Aon Global Ltd.	4.600%	6/14/44	10,267	10,703
	Aon Global Ltd.	4.750%	5/15/45	2,052	2,208
[7]	Apollo Management Holdings LP	4.400%	5/27/26	150	156
	Arch Capital Finance LLC	4.011%	12/15/26	11,651	11,984
	Arch Capital Finance LLC	5.031%	12/15/46	4,707	5,136
	Arch Capital Group Ltd.	7.350%	5/1/34	4,565	5,978
	Arch Capital Group Ltd.	3.635%	6/30/50	11,760	10,811
	Arch Capital Group US Inc.	5.144%	11/1/43	4,623	5,079
	Ares Capital Corp.	4.200%	6/10/24	10,910	10,993
	Ares Capital Corp.	4.250%	3/1/25	5,035	5,031
	Ares Capital Corp.	3.250%	7/15/25	13,575	13,186
	Ares Capital Corp.	3.875%	1/15/26	2,575	2,530
	Ares Capital Corp.	2.150%	7/15/26	29,182	26,388
	Ares Capital Corp.	2.875%	6/15/27	5,650	5,153
	Ares Capital Corp.	3.200%	11/15/31	11,850	10,065
	Arthur J Gallagher & Co.	2.400%	11/9/31	6,700	5,958
	Arthur J Gallagher & Co.	3.500%	5/20/51	11,510	10,359
	Arthur J Gallagher & Co.	3.050%	3/9/52	2,750	2,254
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	10,990	11,254
	Assurant Inc.	4.200%	9/27/23	2,258	2,299
	Assurant Inc.	4.900%	3/27/28	3,279	3,444
	Assurant Inc.	3.700%	2/22/30	4,886	4,713
	Assurant Inc.	6.750%	2/15/34	1,103	1,295
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,312	4,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	2,875	2,733
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	2,798	2,421
	Athene Holding Ltd.	4.125%	1/12/28	13,254	13,345
	Athene Holding Ltd.	6.150%	4/3/30	17,501	19,714
	Athene Holding Ltd.	3.500%	1/15/31	11,416	10,923
	Athene Holding Ltd.	3.950%	5/25/51	19,836	18,171
	Athene Holding Ltd.	3.450%	5/15/52	8,033	6,774
[4]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	12,943	13,267
	AXA SA	8.600%	12/15/30	22,346	29,602
	AXIS Specialty Finance LLC	3.900%	7/15/29	3,000	3,001
[4]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,210	3,152
	AXIS Specialty Finance plc	4.000%	12/6/27	15,114	15,276
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	4,356	4,087
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	3,365	3,037
	Banco Santander SA	3.848%	4/12/23	11,772	11,932
	Banco Santander SA	2.706%	6/27/24	11,000	10,899
	Banco Santander SA	2.746%	5/28/25	11,079	10,803
	Banco Santander SA	5.179%	11/19/25	19,358	20,000
	Banco Santander SA	1.849%	3/25/26	2,065	1,931
	Banco Santander SA	4.250%	4/11/27	11,027	11,153
	Banco Santander SA	3.800%	2/23/28	11,163	10,996
	Banco Santander SA	4.379%	4/12/28	12,000	12,165
	Banco Santander SA	3.306%	6/27/29	11,890	11,523
	Banco Santander SA	3.490%	5/28/30	11,892	11,484
	Banco Santander SA	2.749%	12/3/30	16,790	14,761
	Banco Santander SA	2.958%	3/25/31	9,993	9,226
	Bank of America Corp.	4.100%	7/24/23	15,073	15,447
[4]	Bank of America Corp.	4.125%	1/22/24	19,774	20,297
[4]	Bank of America Corp.	4.000%	4/1/24	6,879	7,065
[4]	Bank of America Corp.	1.486%	5/19/24	7,003	6,907
[4]	Bank of America Corp.	0.523%	6/14/24	35,551	34,558
[4]	Bank of America Corp.	3.864%	7/23/24	18,878	19,103
[4]	Bank of America Corp.	4.200%	8/26/24	55,224	56,592
[4]	Bank of America Corp.	0.810%	10/24/24	50,486	48,827
[4]	Bank of America Corp.	4.000%	1/22/25	47,497	48,381
	Bank of America Corp.	1.843%	2/4/25	19,295	18,880
[4]	Bank of America Corp.	3.458%	3/15/25	28,635	28,815
[4]	Bank of America Corp.	3.950%	4/21/25	41,792	42,562
	Bank of America Corp.	0.976%	4/22/25	55,150	52,842
[4]	Bank of America Corp.	3.875%	8/1/25	3,153	3,239
[4]	Bank of America Corp.	3.093%	10/1/25	43,731	43,582
[4]	Bank of America Corp.	2.456%	10/22/25	22,125	21,735
[4]	Bank of America Corp.	1.530%	12/6/25	14,078	13,471
[4]	Bank of America Corp.	3.366%	1/23/26	34,392	34,387
[4]	Bank of America Corp.	2.015%	2/13/26	16,822	16,195
[4]	Bank of America Corp.	4.450%	3/3/26	32,359	33,479
[4]	Bank of America Corp.	3.384%	4/2/26	38,484	38,431
[4]	Bank of America Corp.	3.500%	4/19/26	21,491	21,789
[4]	Bank of America Corp.	1.319%	6/19/26	13,870	12,990
	Bank of America Corp.	6.220%	9/15/26	1,956	2,143
[4]	Bank of America Corp.	4.250%	10/22/26	31,703	32,668
[4]	Bank of America Corp.	1.197%	10/24/26	19,650	18,183
[4]	Bank of America Corp.	3.559%	4/23/27	34,375	34,499
	Bank of America Corp.	1.734%	7/22/27	73,189	68,034
[4]	Bank of America Corp.	3.248%	10/21/27	44,931	44,807
[4]	Bank of America Corp.	4.183%	11/25/27	42,275	43,137
[4]	Bank of America Corp.	3.824%	1/20/28	31,302	31,673

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	2.551%	2/4/28	12,235	11,702
[4]	Bank of America Corp.	3.705%	4/24/28	18,760	18,909
[4]	Bank of America Corp.	3.593%	7/21/28	63,858	64,014
[4]	Bank of America Corp.	3.419%	12/20/28	103,180	102,258
[4]	Bank of America Corp.	3.970%	3/5/29	21,794	22,163
[4]	Bank of America Corp.	2.087%	6/14/29	60,260	55,067
[4]	Bank of America Corp.	4.271%	7/23/29	86,268	89,093
[4]	Bank of America Corp.	3.974%	2/7/30	6,920	7,034
[4]	Bank of America Corp.	3.194%	7/23/30	28,042	27,151
[4]	Bank of America Corp.	2.884%	10/22/30	5,716	5,416
[4]	Bank of America Corp.	2.496%	2/13/31	92,993	85,329
[4]	Bank of America Corp.	2.592%	4/29/31	64,609	59,683
[4]	Bank of America Corp.	1.898%	7/23/31	2,337	2,041
[4]	Bank of America Corp.	1.922%	10/24/31	37,462	32,646
	Bank of America Corp.	2.687%	4/22/32	105,624	97,083
	Bank of America Corp.	2.299%	7/21/32	67,810	60,347
	Bank of America Corp.	2.572%	10/20/32	47,358	43,132
	Bank of America Corp.	2.972%	2/4/33	700	657
	Bank of America Corp.	2.482%	9/21/36	29,885	25,736
	Bank of America Corp.	6.110%	1/29/37	21,860	26,115
	Bank of America Corp.	3.846%	3/8/37	9,650	9,246
[4]	Bank of America Corp.	4.244%	4/24/38	34,268	35,449
	Bank of America Corp.	7.750%	5/14/38	28,364	39,581
[4]	Bank of America Corp.	4.078%	4/23/40	37,961	38,957
[4]	Bank of America Corp.	2.676%	6/19/41	95,737	81,140
[4]	Bank of America Corp.	5.875%	2/7/42	13,862	17,459
	Bank of America Corp.	3.311%	4/22/42	55,475	51,331
[4]	Bank of America Corp.	5.000%	1/21/44	30,547	35,134
[4]	Bank of America Corp.	4.875%	4/1/44	7,736	8,718
[4]	Bank of America Corp.	4.750%	4/21/45	5,950	6,371
[4]	Bank of America Corp.	4.443%	1/20/48	9,533	10,334
[4]	Bank of America Corp.	3.946%	1/23/49	10,933	11,092
[4]	Bank of America Corp.	4.330%	3/15/50	37,210	39,858
[4]	Bank of America Corp.	4.083%	3/20/51	98,135	101,326
[4]	Bank of America Corp.	2.831%	10/24/51	475	404
[4]	Bank of America Corp.	3.483%	3/13/52	2,400	2,274
	Bank of America Corp.	2.972%	7/21/52	38,998	33,326
[4]	Bank of America NA	6.000%	10/15/36	17,770	21,739
	Bank of Montreal	0.450%	12/8/23	6,500	6,269
[4]	Bank of Montreal	3.300%	2/5/24	17,935	18,185
[4]	Bank of Montreal	2.150%	3/8/24	9,600	9,505
[4]	Bank of Montreal	2.500%	6/28/24	11,500	11,448
[4]	Bank of Montreal	0.625%	7/9/24	5,390	5,126
[4]	Bank of Montreal	1.500%	1/10/25	10,213	9,786
[4]	Bank of Montreal	1.850%	5/1/25	27,527	26,520
[4]	Bank of Montreal	2.650%	3/8/27	5,000	4,837
[4]	Bank of Montreal	4.338%	10/5/28	5,975	6,070
[4]	Bank of Montreal	3.803%	12/15/32	26,015	25,761
[4]	Bank of New York Mellon Corp.	3.500%	4/28/23	8,346	8,458
[4]	Bank of New York Mellon Corp.	3.450%	8/11/23	10,044	10,182
[4]	Bank of New York Mellon Corp.	2.200%	8/16/23	13,471	13,464
[4]	Bank of New York Mellon Corp.	3.650%	2/4/24	8,635	8,788
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,578	1,604
[4]	Bank of New York Mellon Corp.	3.250%	9/11/24	17,022	17,208
[4]	Bank of New York Mellon Corp.	2.100%	10/24/24	9,319	9,201
[4]	Bank of New York Mellon Corp.	3.000%	2/24/25	14,932	15,017
[4]	Bank of New York Mellon Corp.	1.600%	4/24/25	4,395	4,244
[4]	Bank of New York Mellon Corp.	3.950%	11/18/25	8,262	8,514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bank of New York Mellon Corp.	2.800%	5/4/26	27,967	28,052
[4]	Bank of New York Mellon Corp.	2.450%	8/17/26	18,020	17,733
	Bank of New York Mellon Corp.	2.050%	1/26/27	5,200	5,015
[4]	Bank of New York Mellon Corp.	3.250%	5/16/27	26,698	26,997
[4]	Bank of New York Mellon Corp.	3.400%	1/29/28	6,571	6,666
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	17,175	17,395
[4]	Bank of New York Mellon Corp.	3.000%	10/30/28	7,040	6,861
[4]	Bank of New York Mellon Corp.	3.300%	8/23/29	4,975	4,963
	Bank of New York Mellon Corp.	2.500%	1/26/32	5,200	4,863
	Bank of Nova Scotia	1.625%	5/1/23	1,346	1,337
	Bank of Nova Scotia	0.400%	9/15/23	11,977	11,632
	Bank of Nova Scotia	3.400%	2/11/24	13,446	13,617
	Bank of Nova Scotia	0.700%	4/15/24	15,341	14,714
	Bank of Nova Scotia	0.650%	7/31/24	373	354
	Bank of Nova Scotia	1.450%	1/10/25	10,070	9,674
	Bank of Nova Scotia	2.200%	2/3/25	41,968	40,987
	Bank of Nova Scotia	1.300%	6/11/25	30,160	28,474
	Bank of Nova Scotia	4.500%	12/16/25	33,487	34,646
	Bank of Nova Scotia	2.700%	8/3/26	21,723	21,296
	Bank of Nova Scotia	1.300%	9/15/26	13,948	12,833
	Bank of Nova Scotia	1.950%	2/2/27	6,440	6,085
	Bank of Nova Scotia	2.450%	2/2/32	7,000	6,435
[4]	Barclays Bank plc	3.750%	5/15/24	1,600	1,625
[4]	Barclays plc	4.338%	5/16/24	24,761	25,158
	Barclays plc	4.375%	9/11/24	1,135	1,152
	Barclays plc	1.007%	12/10/24	21,080	20,239
	Barclays plc	3.650%	3/16/25	42,537	42,693
[4]	Barclays plc	3.932%	5/7/25	12,420	12,517
	Barclays plc	4.375%	1/12/26	29,820	30,481
[4]	Barclays plc	2.852%	5/7/26	31,918	31,032
	Barclays plc	5.200%	5/12/26	17,814	18,585
	Barclays plc	4.337%	1/10/28	15,789	16,055
	Barclays plc	4.836%	5/9/28	35,735	36,515
[4]	Barclays plc	4.972%	5/16/29	24,182	25,389
[4]	Barclays plc	5.088%	6/20/30	17,245	17,876
	Barclays plc	2.645%	6/24/31	28,067	25,506
	Barclays plc	2.667%	3/10/32	10,575	9,481
	Barclays plc	2.894%	11/24/32	10,000	9,076
	Barclays plc	3.564%	9/23/35	24,635	22,665
	Barclays plc	3.811%	3/10/42	6,055	5,397
	Barclays plc	5.250%	8/17/45	11,623	12,947
	Barclays plc	4.950%	1/10/47	21,033	22,962
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	5,000	4,897
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,158	1,971
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	11,160	10,823
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	4,276	5,380
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	11,576	12,525
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	8,808	9,390
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	42,958	46,192
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	39,574	43,108
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	34,253	29,694
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	5,216	4,240
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	35,277	36,064
	Berkshire Hathaway Inc.	3.125%	3/15/26	29,811	30,142
	Berkshire Hathaway Inc.	4.500%	2/11/43	3,544	3,898
	BGC Partners Inc.	3.750%	10/1/24	8,612	8,566
	BlackRock Inc.	3.500%	3/18/24	18,682	19,060
	BlackRock Inc.	3.200%	3/15/27	2,910	2,942

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BlackRock Inc.	3.250%	4/30/29	7,744	7,852
	BlackRock Inc.	2.400%	4/30/30	14,635	13,849
	BlackRock Inc.	1.900%	1/28/31	14,628	13,179
	BlackRock Inc.	2.100%	2/25/32	12,849	11,641
[7]	Blackstone Private Credit Fund	2.625%	12/15/26	7,071	6,346
[7]	Blackstone Private Credit Fund	3.250%	3/15/27	11,095	10,187
	Blackstone Secured Lending Fund	3.625%	1/15/26	9,725	9,542
	Blackstone Secured Lending Fund	2.750%	9/16/26	7,070	6,584
[7]	Blackstone Secured Lending Fund	2.850%	9/30/28	3,563	3,092
[4]	BNP Paribas SA	4.250%	10/15/24	2,818	2,890
[7]	BPCE SA	3.000%	5/22/22	5,500	5,512
	BPCE SA	4.000%	4/15/24	22,515	22,927
[4]	BPCE SA	3.375%	12/2/26	5,000	4,972
	Brighthouse Financial Inc.	5.625%	5/15/30	6,984	7,695
	Brighthouse Financial Inc.	4.700%	6/22/47	6,346	6,169
	Brighthouse Financial Inc.	3.850%	12/22/51	8,250	6,881
	Brookfield Asset Management Inc.	4.000%	1/15/25	8,076	8,187
	Brookfield Finance Inc.	4.000%	4/1/24	11,281	11,457
	Brookfield Finance Inc.	4.250%	6/2/26	2,500	2,576
	Brookfield Finance Inc.	3.900%	1/25/28	7,428	7,471
	Brookfield Finance Inc.	4.850%	3/29/29	22,402	23,857
	Brookfield Finance Inc.	4.350%	4/15/30	12,165	12,621
	Brookfield Finance Inc.	2.724%	4/15/31	7,650	7,071
	Brookfield Finance Inc.	4.700%	9/20/47	9,312	9,864
	Brookfield Finance Inc.	3.500%	3/30/51	5,180	4,580
	Brookfield Finance Inc.	3.625%	2/15/52	7,023	6,310
	Brookfield Finance LLC	3.450%	4/15/50	9,396	8,180
	Brown & Brown Inc.	4.200%	9/15/24	5,500	5,646
	Brown & Brown Inc.	4.500%	3/15/29	7,981	8,256
	Brown & Brown Inc.	2.375%	3/15/31	15,920	14,017
	Brown & Brown Inc.	4.200%	3/17/32	4,000	4,065
	Brown & Brown Inc.	4.950%	3/17/52	2,450	2,616
	Business Development Corp. of America	3.250%	3/30/26	4,175	3,872
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	15,222	14,860
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	15,145	14,866
[4]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	13,910	14,117
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	8,635	8,337
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	15,148	15,209
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	4,287	4,071
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	15,264	14,913
[3]	Canadian Imperial Bank of Commerce	3.300%	4/7/25	10,000	9,988
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	794	732
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	20,723	19,049
[3]	Canadian Imperial Bank of Commerce	3.450%	4/7/27	9,700	9,681
[3]	Canadian Imperial Bank of Commerce	3.600%	4/7/32	9,700	9,659
[4]	Capital One Bank USA NA	2.280%	1/28/26	617	599
	Capital One Financial Corp.	2.600%	5/11/23	11,902	11,939
	Capital One Financial Corp.	3.500%	6/15/23	6,319	6,388
	Capital One Financial Corp.	3.900%	1/29/24	10,105	10,270
	Capital One Financial Corp.	3.750%	4/24/24	9,891	10,037
	Capital One Financial Corp.	3.300%	10/30/24	21,542	21,674
	Capital One Financial Corp.	3.200%	2/5/25	12,819	12,839
	Capital One Financial Corp.	4.250%	4/30/25	9,704	9,971
	Capital One Financial Corp.	4.200%	10/29/25	19,089	19,572
	Capital One Financial Corp.	2.636%	3/3/26	16,035	15,700
	Capital One Financial Corp.	3.750%	7/28/26	37,230	37,488
	Capital One Financial Corp.	3.750%	3/9/27	39,056	39,360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.650%	5/11/27	9,609	9,635
	Capital One Financial Corp.	1.878%	11/2/27	4,072	3,771
	Capital One Financial Corp.	3.800%	1/31/28	28,378	28,623
	Capital One Financial Corp.	3.273%	3/1/30	12,040	11,639
	Capital One Financial Corp.	2.618%	11/2/32	7,313	6,567
	Cboe Global Markets Inc.	3.650%	1/12/27	16,846	17,174
	Cboe Global Markets Inc.	1.625%	12/15/30	7,000	6,106
	Charles Schwab Corp.	3.225%	9/1/22	3,955	3,978
	Charles Schwab Corp.	3.550%	2/1/24	11,296	11,480
	Charles Schwab Corp.	0.750%	3/18/24	1,365	1,320
	Charles Schwab Corp.	3.750%	4/1/24	168	171
	Charles Schwab Corp.	3.000%	3/10/25	1,461	1,462
	Charles Schwab Corp.	4.200%	3/24/25	7,400	7,668
	Charles Schwab Corp.	3.625%	4/1/25	7,980	8,120
	Charles Schwab Corp.	3.850%	5/21/25	6,632	6,800
	Charles Schwab Corp.	3.450%	2/13/26	7,585	7,709
	Charles Schwab Corp.	0.900%	3/11/26	20,383	18,867
	Charles Schwab Corp.	1.150%	5/13/26	19,315	18,006
	Charles Schwab Corp.	3.200%	3/2/27	13,923	14,011
	Charles Schwab Corp.	2.450%	3/3/27	16,860	16,370
	Charles Schwab Corp.	3.300%	4/1/27	13,046	13,144
	Charles Schwab Corp.	3.200%	1/25/28	7,201	7,206
	Charles Schwab Corp.	2.000%	3/20/28	1,230	1,152
	Charles Schwab Corp.	4.000%	2/1/29	9,408	9,825
	Charles Schwab Corp.	3.250%	5/22/29	9,167	9,146
	Charles Schwab Corp.	2.750%	10/1/29	9,785	9,428
	Charles Schwab Corp.	1.650%	3/11/31	13,865	12,120
	Charles Schwab Corp.	2.300%	5/13/31	16,662	15,324
	Charles Schwab Corp.	1.950%	12/1/31	10,648	9,426
	Charles Schwab Corp.	2.900%	3/3/32	14,000	13,477
	Chubb Corp.	6.000%	5/11/37	5,885	7,374
[4]	Chubb Corp.	6.500%	5/15/38	6,167	8,114
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,266	7,373
	Chubb INA Holdings Inc.	3.150%	3/15/25	16,698	16,891
	Chubb INA Holdings Inc.	3.350%	5/3/26	22,016	22,331
	Chubb INA Holdings Inc.	1.375%	9/15/30	17,774	15,485
	Chubb INA Holdings Inc.	6.700%	5/15/36	2,450	3,193
	Chubb INA Holdings Inc.	4.150%	3/13/43	5,033	5,228
	Chubb INA Holdings Inc.	4.350%	11/3/45	31,986	34,961
	Chubb INA Holdings Inc.	2.850%	12/15/51	4,915	4,267
	Chubb INA Holdings Inc.	3.050%	12/15/61	3,100	2,683
	CI Financial Corp.	3.200%	12/17/30	10,695	9,725
	CI Financial Corp.	4.100%	6/15/51	12,135	10,628
[4]	Cincinnati Financial Corp.	6.920%	5/15/28	4,281	5,097
	Cincinnati Financial Corp.	6.125%	11/1/34	2,170	2,667
[4]	Citibank NA	3.650%	1/23/24	5,524	5,624
	Citigroup Inc.	3.500%	5/15/23	20,833	21,139
	Citigroup Inc.	3.875%	10/25/23	15,805	16,157
[4]	Citigroup Inc.	1.678%	5/15/24	32,826	32,534
[4]	Citigroup Inc.	4.044%	6/1/24	40,559	41,084
	Citigroup Inc.	3.750%	6/16/24	22,043	22,427
	Citigroup Inc.	4.000%	8/5/24	19,385	19,836
	Citigroup Inc.	0.776%	10/30/24	15,755	15,223
	Citigroup Inc.	3.875%	3/26/25	15,861	16,064
[4]	Citigroup Inc.	3.352%	4/24/25	32,914	33,002
	Citigroup Inc.	3.300%	4/27/25	7,102	7,153
	Citigroup Inc.	0.981%	5/1/25	17,093	16,310
	Citigroup Inc.	4.400%	6/10/25	55,627	57,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	5.500%	9/13/25	19,967	21,329
	Citigroup Inc.	1.281%	11/3/25	4,875	4,638
	Citigroup Inc.	3.700%	1/12/26	25,561	25,891
	Citigroup Inc.	2.014%	1/25/26	18,115	17,443
	Citigroup Inc.	4.600%	3/9/26	27,530	28,573
	Citigroup Inc.	3.290%	3/17/26	15,000	14,956
[4]	Citigroup Inc.	3.106%	4/8/26	49,187	48,773
	Citigroup Inc.	3.400%	5/1/26	15,405	15,536
	Citigroup Inc.	3.200%	10/21/26	67,690	67,170
	Citigroup Inc.	4.300%	11/20/26	3,384	3,484
	Citigroup Inc.	1.462%	6/9/27	1,244	1,145
	Citigroup Inc.	4.450%	9/29/27	63,122	65,075
[4]	Citigroup Inc.	3.887%	1/10/28	64,631	65,332
[4]	Citigroup Inc.	3.070%	2/24/28	300	293
[4]	Citigroup Inc.	3.668%	7/24/28	47,767	47,811
	Citigroup Inc.	4.125%	7/25/28	11,338	11,517
[4]	Citigroup Inc.	3.520%	10/27/28	28,401	28,205
[4]	Citigroup Inc.	4.075%	4/23/29	18,748	19,143
[4]	Citigroup Inc.	3.980%	3/20/30	20,553	20,922
[4]	Citigroup Inc.	2.976%	11/5/30	19,379	18,431
[4]	Citigroup Inc.	2.666%	1/29/31	28,378	26,362
[4]	Citigroup Inc.	4.412%	3/31/31	61,277	63,806
[4]	Citigroup Inc.	2.572%	6/3/31	24,055	22,010
	Citigroup Inc.	2.561%	5/1/32	1,256	1,138
	Citigroup Inc.	6.625%	6/15/32	13,278	16,066
	Citigroup Inc.	2.520%	11/3/32	17,850	16,007
	Citigroup Inc.	5.875%	2/22/33	4,487	5,149
	Citigroup Inc.	6.000%	10/31/33	12,480	14,551
	Citigroup Inc.	6.125%	8/25/36	14,793	17,739
[4]	Citigroup Inc.	3.878%	1/24/39	23,635	23,713
	Citigroup Inc.	8.125%	7/15/39	26,656	40,370
[4]	Citigroup Inc.	5.316%	3/26/41	12,465	14,528
	Citigroup Inc.	5.875%	1/30/42	6,140	7,588
	Citigroup Inc.	2.904%	11/3/42	5,660	4,859
	Citigroup Inc.	6.675%	9/13/43	6,360	8,448
	Citigroup Inc.	4.950%	11/7/43	5,019	5,339
	Citigroup Inc.	5.300%	5/6/44	22,379	25,453
	Citigroup Inc.	4.650%	7/30/45	11,213	12,411
	Citigroup Inc.	4.750%	5/18/46	39,279	42,075
[4]	Citigroup Inc.	4.281%	4/24/48	12,858	13,799
	Citigroup Inc.	4.650%	7/23/48	19,910	22,517
[4]	Citizens Bank NA	3.750%	2/18/26	7,250	7,403
	Citizens Financial Group Inc.	2.850%	7/27/26	32,848	32,359
	Citizens Financial Group Inc.	2.500%	2/6/30	5,957	5,513
	Citizens Financial Group Inc.	3.250%	4/30/30	3,476	3,394
	Citizens Financial Group Inc.	4.300%	2/11/31	5,250	4,941
	Citizens Financial Group Inc.	2.638%	9/30/32	12,816	11,322
	CME Group Inc.	3.000%	3/15/25	9,861	9,934
	CME Group Inc.	3.750%	6/15/28	1,108	1,142
	CME Group Inc.	2.650%	3/15/32	2,105	2,014
	CME Group Inc.	5.300%	9/15/43	11,912	14,572
	CME Group Inc.	4.150%	6/15/48	9,740	10,669
	CNA Financial Corp.	3.950%	5/15/24	6,477	6,590
	CNA Financial Corp.	4.500%	3/1/26	3,694	3,850
	CNA Financial Corp.	3.450%	8/15/27	9,865	9,878
	CNA Financial Corp.	3.900%	5/1/29	2,695	2,753
	CNA Financial Corp.	2.050%	8/15/30	4,737	4,194
	CNO Financial Group Inc.	5.250%	5/30/29	8,337	8,787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Comerica Bank	2.500%	7/23/24	2,433	2,401
[4]	Comerica Bank	4.000%	7/27/25	3,261	3,325
	Comerica Inc.	3.700%	7/31/23	21,164	21,450
	Comerica Inc.	4.000%	2/1/29	2,218	2,297
	Cooperatieve Rabobank UA	0.375%	1/12/24	15,875	15,245
	Cooperatieve Rabobank UA	1.375%	1/10/25	8,650	8,278
[4]	Cooperatieve Rabobank UA	3.375%	5/21/25	23,120	23,274
	Cooperatieve Rabobank UA	4.375%	8/4/25	17,082	17,370
[4]	Cooperatieve Rabobank UA	3.750%	7/21/26	19,158	19,039
[4]	Cooperatieve Rabobank UA	5.250%	5/24/41	13,846	17,014
	Cooperatieve Rabobank UA	5.750%	12/1/43	16,314	19,815
	Cooperatieve Rabobank UA	5.250%	8/4/45	19,036	21,691
[3,7]	Corebridge Financial Inc.	3.500%	4/4/25	12,600	12,590
[3,7]	Corebridge Financial Inc.	3.650%	4/5/27	11,000	10,985
[3,7]	Corebridge Financial Inc.	3.900%	4/5/32	14,500	14,479
[3,7]	Corebridge Financial Inc.	4.350%	4/5/42	3,000	2,999
	Credit Suisse AG	1.000%	5/5/23	27,084	26,682
	Credit Suisse AG	0.495%	2/2/24	5,444	5,208
[4]	Credit Suisse AG	3.625%	9/9/24	24,580	24,865
	Credit Suisse AG	2.950%	4/9/25	3,155	3,122
	Credit Suisse AG	1.250%	8/7/26	6,920	6,326
	Credit Suisse Group AG	3.800%	6/9/23	17,471	17,638
	Credit Suisse Group AG	3.750%	3/26/25	65,484	65,290
	Credit Suisse Group AG	4.550%	4/17/26	15,199	15,463
[7]	Credit Suisse Group AG	4.282%	1/9/28	20,250	20,250
[7]	Credit Suisse Group AG	4.194%	4/1/31	3,250	3,212
	Credit Suisse Group AG	4.875%	5/15/45	24,496	25,412
	Credit Suisse USA Inc.	7.125%	7/15/32	14,499	18,772
[4]	Deutsche Bank AG	0.962%	11/8/23	12,450	12,097
[4]	Deutsche Bank AG	3.700%	5/30/24	30,495	30,632
	Deutsche Bank AG	3.700%	5/30/24	799	805
	Deutsche Bank AG	1.447%	4/1/25	5,633	5,384
[4]	Deutsche Bank AG	3.961%	11/26/25	1,350	1,349
[4]	Deutsche Bank AG	4.100%	1/13/26	9,154	9,223
	Deutsche Bank AG	2.129%	11/24/26	15,735	14,611
	Deutsche Bank AG	2.311%	11/16/27	14,000	12,881
	Deutsche Bank AG	2.552%	1/7/28	9,500	8,779
[4]	Discover Bank	4.200%	8/8/23	24,563	24,986
	Discover Bank	2.450%	9/12/24	16,291	16,014
[4]	Discover Bank	4.250%	3/13/26	12,774	13,116
[4]	Discover Bank	3.450%	7/27/26	18,563	18,500
[4]	Discover Bank	4.682%	8/9/28	8,417	8,532
[4]	Discover Bank	4.650%	9/13/28	15,997	16,569
[4]	Discover Bank	2.700%	2/6/30	4,116	3,766
	Discover Financial Services	3.950%	11/6/24	7,685	7,812
	Discover Financial Services	3.750%	3/4/25	10,684	10,797
	Discover Financial Services	4.500%	1/30/26	17,848	18,393
	Discover Financial Services	4.100%	2/9/27	33,133	33,845
	Eaton Vance Corp.	3.625%	6/15/23	3,750	3,794
	Eaton Vance Corp.	3.500%	4/6/27	4,605	4,614
	Enstar Group Ltd.	4.950%	6/1/29	11,969	12,422
	Enstar Group Ltd.	3.100%	9/1/31	5,000	4,477
	Equitable Holdings Inc.	3.900%	4/20/23	3,112	3,154
	Equitable Holdings Inc.	7.000%	4/1/28	4,300	4,998
	Equitable Holdings Inc.	4.350%	4/20/28	17,566	18,107
	Equitable Holdings Inc.	5.000%	4/20/48	24,837	26,915
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,775	5,198
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	13,310	11,882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	12,620	10,497
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	10,372	10,731
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	6,618	6,819
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	2,100	1,966
	Fidelity National Financial Inc.	4.500%	8/15/28	8,000	8,193
	Fidelity National Financial Inc.	3.400%	6/15/30	12,391	11,923
	Fidelity National Financial Inc.	2.450%	3/15/31	8,833	7,844
	Fidelity National Financial Inc.	3.200%	9/17/51	12,200	9,694
	Fifth Third Bancorp	1.625%	5/5/23	2,686	2,661
	Fifth Third Bancorp	4.300%	1/16/24	15,040	15,383
	Fifth Third Bancorp	3.650%	1/25/24	42,814	43,365
	Fifth Third Bancorp	2.375%	1/28/25	24,506	23,975
	Fifth Third Bancorp	2.550%	5/5/27	13,407	12,983
	Fifth Third Bancorp	1.707%	11/1/27	7,085	6,585
	Fifth Third Bancorp	3.950%	3/14/28	15,624	16,003
	Fifth Third Bancorp	8.250%	3/1/38	13,971	20,633
[4]	Fifth Third Bank NA	3.950%	7/28/25	12,659	13,007
[4]	Fifth Third Bank NA	3.850%	3/15/26	11,941	12,144
[4]	Fifth Third Bank NA	2.250%	2/1/27	7,025	6,762
	First American Financial Corp.	4.600%	11/15/24	5,160	5,310
	First American Financial Corp.	2.400%	8/15/31	9,768	8,568
	First Horizon Corp.	4.000%	5/26/25	4,550	4,607
[4]	First Republic Bank	4.375%	8/1/46	3,550	3,657
[4]	First Republic Bank	4.625%	2/13/47	4,404	4,721
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	6,235	6,898
	Franklin Resources Inc.	2.850%	3/30/25	6,177	6,169
	Franklin Resources Inc.	1.600%	10/30/30	6,266	5,427
	Franklin Resources Inc.	2.950%	8/12/51	4,920	4,092
	FS KKR Capital Corp.	4.625%	7/15/24	7,599	7,697
	FS KKR Capital Corp.	4.125%	2/1/25	6,657	6,639
	FS KKR Capital Corp.	3.400%	1/15/26	14,723	14,272
	FS KKR Capital Corp.	2.625%	1/15/27	5,125	4,712
	FS KKR Capital Corp.	3.125%	10/12/28	4,125	3,685
	GATX Corp.	4.350%	2/15/24	129	132
	GATX Corp.	3.250%	3/30/25	5,106	5,064
	GATX Corp.	3.250%	9/15/26	3,315	3,299
	GATX Corp.	3.850%	3/30/27	16,206	16,487
	GATX Corp.	3.500%	3/15/28	7,225	7,173
	GATX Corp.	4.550%	11/7/28	6,050	6,366
	GATX Corp.	4.700%	4/1/29	3,825	4,056
	GATX Corp.	4.000%	6/30/30	4,398	4,458
	GATX Corp.	1.900%	6/1/31	5,950	5,098
	GATX Corp.	3.500%	6/1/32	3,000	2,893
	GATX Corp.	5.200%	3/15/44	1,147	1,265
	GATX Corp.	4.500%	3/30/45	1,952	1,981
	GATX Corp.	3.100%	6/1/51	7,242	6,027
	GE Capital Funding LLC	3.450%	5/15/25	17,761	17,799
	GE Capital Funding LLC	4.550%	5/15/32	12,600	13,566
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	117,514	126,709
	Globe Life Inc.	4.550%	9/15/28	6,187	6,482
	Globe Life Inc.	2.150%	8/15/30	6,415	5,748
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,575	3,573
	Goldman Sachs BDC Inc.	2.875%	1/15/26	8,250	7,913
	Goldman Sachs Capital I	6.345%	2/15/34	13,172	15,530
	Goldman Sachs Group Inc.	1.217%	12/6/23	26,030	25,421
	Goldman Sachs Group Inc.	3.625%	2/20/24	24,913	25,242
	Goldman Sachs Group Inc.	4.000%	3/3/24	51,414	52,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	0.673%	3/8/24	65	64
	Goldman Sachs Group Inc.	3.000%	3/15/24	29,504	29,473
[4]	Goldman Sachs Group Inc.	3.850%	7/8/24	11,532	11,731
[4]	Goldman Sachs Group Inc.	0.657%	9/10/24	10,460	10,122
	Goldman Sachs Group Inc.	0.925%	10/21/24	40,074	38,844
	Goldman Sachs Group Inc.	3.500%	1/23/25	40,077	40,477
	Goldman Sachs Group Inc.	1.757%	1/24/25	34,686	33,824
	Goldman Sachs Group Inc.	3.500%	4/1/25	6,955	7,011
	Goldman Sachs Group Inc.	3.750%	5/22/25	25,194	25,589
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	61,781	61,803
	Goldman Sachs Group Inc.	4.250%	10/21/25	22,509	23,121
	Goldman Sachs Group Inc.	3.750%	2/25/26	34,424	35,010
	Goldman Sachs Group Inc.	3.500%	11/16/26	49,292	49,493
[4]	Goldman Sachs Group Inc.	1.093%	12/9/26	18,794	17,230
	Goldman Sachs Group Inc.	5.950%	1/15/27	20,324	22,344
	Goldman Sachs Group Inc.	3.850%	1/26/27	38,642	39,095
	Goldman Sachs Group Inc.	1.431%	3/9/27	7,755	7,157
	Goldman Sachs Group Inc.	1.542%	9/10/27	7,150	6,553
	Goldman Sachs Group Inc.	1.948%	10/21/27	32,501	30,219
	Goldman Sachs Group Inc.	2.640%	2/24/28	26,157	25,034
	Goldman Sachs Group Inc.	3.615%	3/15/28	32,565	32,567
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	35,247	35,329
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	85,213	85,795
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	21,961	22,496
	Goldman Sachs Group Inc.	2.600%	2/7/30	5,196	4,820
	Goldman Sachs Group Inc.	3.800%	3/15/30	71,514	72,045
	Goldman Sachs Group Inc.	1.992%	1/27/32	35,354	30,619
	Goldman Sachs Group Inc.	2.615%	4/22/32	66,588	60,525
	Goldman Sachs Group Inc.	2.383%	7/21/32	25,275	22,460
	Goldman Sachs Group Inc.	2.650%	10/21/32	40,600	36,877
	Goldman Sachs Group Inc.	6.125%	2/15/33	3,506	4,192
	Goldman Sachs Group Inc.	3.102%	2/24/33	90,696	85,581
	Goldman Sachs Group Inc.	6.450%	5/1/36	20,459	25,000
	Goldman Sachs Group Inc.	6.750%	10/1/37	50,210	63,427
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	60,001	60,454
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	57,275	60,315
	Goldman Sachs Group Inc.	6.250%	2/1/41	16,983	21,928
	Goldman Sachs Group Inc.	3.210%	4/22/42	29,528	26,517
	Goldman Sachs Group Inc.	3.436%	2/24/43	7,161	6,627
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	24,627	27,346
	Goldman Sachs Group Inc.	5.150%	5/22/45	34,704	38,942
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,662	1,862
	Golub Capital BDC Inc.	3.375%	4/15/24	7,312	7,244
	Golub Capital BDC Inc.	2.500%	8/24/26	2,677	2,464
	Hanover Insurance Group Inc.	4.500%	4/15/26	5,755	5,983
	Hanover Insurance Group Inc.	2.500%	9/1/30	975	886
	Hartford Financial Services Group Inc.	2.800%	8/19/29	6,220	5,917
	Hartford Financial Services Group Inc.	5.950%	10/15/36	4,545	5,370
	Hartford Financial Services Group Inc.	6.100%	10/1/41	5,901	7,318
	Hartford Financial Services Group Inc.	4.300%	4/15/43	7,465	7,534
	Hartford Financial Services Group Inc.	4.400%	3/15/48	2,500	2,590
	Hartford Financial Services Group Inc.	3.600%	8/19/49	17,606	16,529
	Hartford Financial Services Group Inc.	2.900%	9/15/51	5,400	4,462
[4]	HSBC Bank USA NA	5.875%	11/1/34	2,513	2,891
[4]	HSBC Bank USA NA	5.625%	8/15/35	55	62
[4]	HSBC Bank USA NA	7.000%	1/15/39	9,259	12,621
	HSBC Holdings plc	3.600%	5/25/23	28,317	28,647
	HSBC Holdings plc	4.250%	3/14/24	33,869	34,376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	HSBC Holdings plc	3.950%	5/18/24	22,030	22,249
	HSBC Holdings plc	0.732%	8/17/24	11,775	11,396
	HSBC Holdings plc	1.162%	11/22/24	30,110	29,092
[4]	HSBC Holdings plc	3.803%	3/11/25	31,009	31,173
	HSBC Holdings plc	0.976%	5/24/25	166	157
	HSBC Holdings plc	4.250%	8/18/25	7,087	7,170
[4]	HSBC Holdings plc	2.633%	11/7/25	29,177	28,474
	HSBC Holdings plc	4.300%	3/8/26	44,759	45,974
	HSBC Holdings plc	2.999%	3/10/26	5,000	4,903
[4]	HSBC Holdings plc	1.645%	4/18/26	20,792	19,600
	HSBC Holdings plc	3.900%	5/25/26	51,762	52,351
[4]	HSBC Holdings plc	2.099%	6/4/26	83,340	79,234
[4]	HSBC Holdings plc	4.292%	9/12/26	57,512	58,317
	HSBC Holdings plc	4.375%	11/23/26	22,095	22,512
	HSBC Holdings plc	1.589%	5/24/27	25,711	23,519
	HSBC Holdings plc	2.251%	11/22/27	30,710	28,610
[4]	HSBC Holdings plc	4.041%	3/13/28	30,048	30,169
[4]	HSBC Holdings plc	2.013%	9/22/28	56,340	51,137
[4]	HSBC Holdings plc	4.583%	6/19/29	29,032	29,949
	HSBC Holdings plc	2.206%	8/17/29	22,190	19,989
	HSBC Holdings plc	4.950%	3/31/30	30,280	32,396
[4]	HSBC Holdings plc	3.973%	5/22/30	37,997	38,084
[4]	HSBC Holdings plc	2.848%	6/4/31	16,228	15,014
[4]	HSBC Holdings plc	2.357%	8/18/31	17,979	15,967
[4]	HSBC Holdings plc	7.625%	5/17/32	7,590	9,641
	HSBC Holdings plc	2.804%	5/24/32	31,407	28,593
	HSBC Holdings plc	2.871%	11/22/32	40,367	36,749
[4]	HSBC Holdings plc	7.350%	11/27/32	2,040	2,550
	HSBC Holdings plc	4.762%	3/29/33	14,925	15,333
	HSBC Holdings plc	6.500%	5/2/36	20,259	24,590
	HSBC Holdings plc	6.500%	9/15/37	40,380	49,329
	HSBC Holdings plc	6.800%	6/1/38	10,989	13,758
	HSBC Holdings plc	6.100%	1/14/42	7,428	9,415
	HSBC Holdings plc	5.250%	3/14/44	37,605	41,432
	HSBC USA Inc.	3.500%	6/23/24	11,988	12,116
	Huntington Bancshares Inc.	2.625%	8/6/24	4,703	4,667
	Huntington Bancshares Inc.	4.000%	5/15/25	5,519	5,629
	Huntington Bancshares Inc.	2.550%	2/4/30	16,316	15,396
[4]	Huntington National Bank	3.550%	10/6/23	10,300	10,420
[4]	Huntington National Bank	4.270%	11/25/26	5,750	5,905
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	7,900	8,020
	ING Groep NV	4.100%	10/2/23	18,658	18,971
	ING Groep NV	3.550%	4/9/24	16,917	17,120
	ING Groep NV	3.869%	3/28/26	9,600	9,648
	ING Groep NV	3.950%	3/29/27	19,653	19,896
	ING Groep NV	4.017%	3/28/28	5,000	5,034
	ING Groep NV	4.550%	10/2/28	13,245	13,749
	ING Groep NV	4.050%	4/9/29	3,525	3,575
	ING Groep NV	2.727%	4/1/32	5,078	4,633
	Intercontinental Exchange Inc.	0.700%	6/15/23	75	74
	Intercontinental Exchange Inc.	3.450%	9/21/23	5,808	5,880
	Intercontinental Exchange Inc.	4.000%	10/15/23	16,737	17,117
	Intercontinental Exchange Inc.	3.750%	12/1/25	15,145	15,516
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,962	3,946
	Intercontinental Exchange Inc.	3.750%	9/21/28	7,375	7,544
	Intercontinental Exchange Inc.	2.100%	6/15/30	20,450	18,743
	Intercontinental Exchange Inc.	1.850%	9/15/32	21,746	18,843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	2.650%	9/15/40	14,782	12,685
	Intercontinental Exchange Inc.	4.250%	9/21/48	12,847	13,923
	Intercontinental Exchange Inc.	3.000%	6/15/50	18,385	16,104
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,724	23,538
	Invesco Finance plc	4.000%	1/30/24	13,599	13,843
	Invesco Finance plc	3.750%	1/15/26	2,346	2,392
	Invesco Finance plc	5.375%	11/30/43	10,862	12,369
[7]	Jackson Financial Inc.	1.125%	11/22/23	1,633	1,584
[7]	Jackson Financial Inc.	3.125%	11/23/31	6,778	6,168
[7]	Jackson Financial Inc.	4.000%	11/23/51	7,759	6,577
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	3,950	4,124
	Jefferies Financial Group Inc.	5.500%	10/18/23	8,700	8,890
	Jefferies Group LLC	4.850%	1/15/27	6,140	6,453
	Jefferies Group LLC	6.450%	6/8/27	2,473	2,786
	Jefferies Group LLC	4.150%	1/23/30	16,910	17,237
	Jefferies Group LLC	2.750%	10/15/32	450	403
	Jefferies Group LLC	6.250%	1/15/36	4,120	4,831
	Jefferies Group LLC	6.500%	1/20/43	5,434	6,519
[4]	JPMorgan Chase & Co.	3.207%	4/1/23	1,000	1,000
	JPMorgan Chase & Co.	3.375%	5/1/23	33,659	34,045
	JPMorgan Chase & Co.	2.700%	5/18/23	7,853	7,884
	JPMorgan Chase & Co.	3.875%	2/1/24	23,364	23,879
[4]	JPMorgan Chase & Co.	3.559%	4/23/24	41,947	42,373
	JPMorgan Chase & Co.	3.625%	5/13/24	32,243	32,898
[4]	JPMorgan Chase & Co.	1.514%	6/1/24	58,009	57,230
[4]	JPMorgan Chase & Co.	3.797%	7/23/24	18,092	18,301
	JPMorgan Chase & Co.	3.875%	9/10/24	64,248	65,630
[4]	JPMorgan Chase & Co.	0.653%	9/16/24	12,245	11,907
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	27,853	28,299
	JPMorgan Chase & Co.	3.125%	1/23/25	30,827	31,001
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	33,639	33,774
	JPMorgan Chase & Co.	0.824%	6/1/25	9,542	9,107
	JPMorgan Chase & Co.	0.969%	6/23/25	16,540	15,796
	JPMorgan Chase & Co.	3.900%	7/15/25	49,644	51,023
	JPMorgan Chase & Co.	0.768%	8/9/25	7,587	7,199
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	28,550	27,895
	JPMorgan Chase & Co.	1.561%	12/10/25	23,857	22,836
	JPMorgan Chase & Co.	2.595%	2/24/26	26,070	25,607
	JPMorgan Chase & Co.	3.300%	4/1/26	57,268	57,787
	JPMorgan Chase & Co.	3.200%	6/15/26	56,442	56,696
	JPMorgan Chase & Co.	2.950%	10/1/26	57,932	57,560
	JPMorgan Chase & Co.	7.625%	10/15/26	8,825	10,377
	JPMorgan Chase & Co.	1.045%	11/19/26	10,952	10,125
	JPMorgan Chase & Co.	4.125%	12/15/26	15,641	16,181
[4]	JPMorgan Chase & Co.	3.960%	1/29/27	49,732	50,819
	JPMorgan Chase & Co.	1.040%	2/4/27	2,070	1,896
	JPMorgan Chase & Co.	1.578%	4/22/27	5,392	5,023
	JPMorgan Chase & Co.	8.000%	4/29/27	7,294	8,794
	JPMorgan Chase & Co.	1.470%	9/22/27	20,355	18,818
	JPMorgan Chase & Co.	4.250%	10/1/27	18,167	18,769
	JPMorgan Chase & Co.	3.625%	12/1/27	15,251	15,318
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	77,773	78,760
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	34,505	34,608
[4]	JPMorgan Chase & Co.	2.182%	6/1/28	12,350	11,593
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	44,824	44,759
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	24,526	25,042
	JPMorgan Chase & Co.	2.069%	6/1/29	33,533	30,826
[4]	JPMorgan Chase & Co.	4.203%	7/23/29	34,539	35,659

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	24,893	26,020
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	48,009	48,345
[4]	JPMorgan Chase & Co.	8.750%	9/1/30	2,334	3,153
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	77,106	72,956
[4]	JPMorgan Chase & Co.	4.493%	3/24/31	37,457	39,755
[4]	JPMorgan Chase & Co.	2.522%	4/22/31	19,471	18,030
[4]	JPMorgan Chase & Co.	2.956%	5/13/31	43,159	40,464
	JPMorgan Chase & Co.	1.764%	11/19/31	26,317	22,764
	JPMorgan Chase & Co.	1.953%	2/4/32	53,696	46,915
	JPMorgan Chase & Co.	2.580%	4/22/32	63,785	58,495
	JPMorgan Chase & Co.	2.545%	11/8/32	25,170	22,974
	JPMorgan Chase & Co.	2.963%	1/25/33	47,679	44,998
	JPMorgan Chase & Co.	6.400%	5/15/38	15,885	20,758
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	42,845	43,532
	JPMorgan Chase & Co.	5.500%	10/15/40	15,476	18,586
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	44,726	40,410
	JPMorgan Chase & Co.	5.600%	7/15/41	7,931	9,634
	JPMorgan Chase & Co.	2.525%	11/19/41	33,119	27,419
	JPMorgan Chase & Co.	5.400%	1/6/42	12,686	15,172
	JPMorgan Chase & Co.	3.157%	4/22/42	24,296	22,021
	JPMorgan Chase & Co.	5.625%	8/16/43	13,135	15,964
	JPMorgan Chase & Co.	4.850%	2/1/44	5,560	6,308
	JPMorgan Chase & Co.	4.950%	6/1/45	12,870	14,607
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	25,489	27,173
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	30,087	31,136
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	84,950	86,865
[4]	JPMorgan Chase & Co.	3.897%	1/23/49	34,656	35,088
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	58,692	52,197
	JPMorgan Chase & Co.	3.328%	4/22/52	28,315	26,198
	Kemper Corp.	4.350%	2/15/25	2,553	2,609
	Kemper Corp.	2.400%	9/30/30	5,605	4,902
	Kemper Corp.	3.800%	2/23/32	4,735	4,568
[4]	KeyBank NA	3.300%	6/1/25	18,793	18,904
[4]	KeyBank NA	3.400%	5/20/26	17,225	17,189
[4]	KeyBank NA	6.950%	2/1/28	2,540	2,943
[4]	KeyCorp	4.150%	10/29/25	11,300	11,628
[4]	KeyCorp	2.250%	4/6/27	500	475
[4]	KeyCorp	4.100%	4/30/28	14,525	14,973
[4]	KeyCorp	2.550%	10/1/29	14,745	13,919
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	1,830	1,901
	Lazard Group LLC	3.750%	2/13/25	1,615	1,631
	Lazard Group LLC	3.625%	3/1/27	13,835	13,780
	Lazard Group LLC	4.500%	9/19/28	6,925	7,117
	Lazard Group LLC	4.375%	3/11/29	2,763	2,829
	Legg Mason Inc.	4.750%	3/15/26	5,010	5,284
	Legg Mason Inc.	5.625%	1/15/44	8,378	9,936
	Lincoln National Corp.	4.000%	9/1/23	6,155	6,262
	Lincoln National Corp.	3.350%	3/9/25	4,459	4,478
	Lincoln National Corp.	3.625%	12/12/26	6,555	6,664
	Lincoln National Corp.	3.800%	3/1/28	11,746	11,899
	Lincoln National Corp.	3.050%	1/15/30	9,613	9,239
	Lincoln National Corp.	3.400%	1/15/31	4,500	4,416
	Lincoln National Corp.	6.300%	10/9/37	4,329	5,263
	Lincoln National Corp.	7.000%	6/15/40	7,172	9,432
	Lincoln National Corp.	4.350%	3/1/48	2,021	2,041
	Lincoln National Corp.	4.375%	6/15/50	3,132	3,212
	Lloyds Bank plc	3.500%	5/14/25	433	434
	Lloyds Banking Group plc	4.050%	8/16/23	39,485	40,179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lloyds Banking Group plc	3.900%	3/12/24	11,381	11,559
	Lloyds Banking Group plc	4.500%	11/4/24	16,048	16,411
	Lloyds Banking Group plc	4.450%	5/8/25	8,524	8,735
[4]	Lloyds Banking Group plc	3.870%	7/9/25	13,828	13,957
	Lloyds Banking Group plc	4.582%	12/10/25	40,355	41,184
[4]	Lloyds Banking Group plc	2.438%	2/5/26	3,040	2,936
	Lloyds Banking Group plc	3.511%	3/18/26	6,850	6,818
	Lloyds Banking Group plc	4.650%	3/24/26	12,582	12,870
	Lloyds Banking Group plc	3.750%	1/11/27	27,438	27,504
	Lloyds Banking Group plc	3.750%	3/18/28	2,000	1,993
	Lloyds Banking Group plc	4.375%	3/22/28	37,011	37,804
	Lloyds Banking Group plc	4.550%	8/16/28	17,264	17,813
[4]	Lloyds Banking Group plc	3.574%	11/7/28	46,657	45,627
	Lloyds Banking Group plc	5.300%	12/1/45	7,002	7,692
	Lloyds Banking Group plc	4.344%	1/9/48	20,119	19,643
	Loews Corp.	2.625%	5/15/23	12,580	12,603
	Loews Corp.	3.750%	4/1/26	410	420
	Loews Corp.	3.200%	5/15/30	9,220	9,027
	Loews Corp.	6.000%	2/1/35	6,143	7,300
	Loews Corp.	4.125%	5/15/43	7,362	7,362
	M&T Bank Corp.	3.550%	7/26/23	8,790	8,885
	Main Street Capital Corp.	5.200%	5/1/24	4,406	4,496
	Main Street Capital Corp.	3.000%	7/14/26	8,135	7,574
[4]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	13,367	13,302
[4]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	3,501	3,477
	Manulife Financial Corp.	4.150%	3/4/26	17,568	18,072
[4]	Manulife Financial Corp.	4.061%	2/24/32	10,362	10,334
	Manulife Financial Corp.	3.703%	3/16/32	6,650	6,708
	Manulife Financial Corp.	5.375%	3/4/46	10,608	12,928
	Markel Corp.	3.500%	11/1/27	6,995	7,012
	Markel Corp.	3.350%	9/17/29	3,825	3,787
	Markel Corp.	5.000%	4/5/46	6,278	6,906
	Markel Corp.	4.300%	11/1/47	5,483	5,560
	Markel Corp.	5.000%	5/20/49	4,981	5,505
	Markel Corp.	4.150%	9/17/50	6,850	6,846
	Markel Corp.	3.450%	5/7/52	8,250	7,325
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	6,068	6,162
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	23,678	24,180
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,530	5,613
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	12,264	12,428
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	7,684	7,851
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	16,770	17,738
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	9,250	8,456
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	2,000	1,834
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,736	5,613
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	21,648	23,951
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	5,278	5,618
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	5,635	5,847
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	17,660	20,451
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	3,000	2,511
	Mastercard Inc.	3.375%	4/1/24	18,107	18,430
	Mastercard Inc.	2.000%	3/3/25	14,067	13,841
	Mastercard Inc.	2.950%	11/21/26	18,765	18,892
	Mastercard Inc.	3.300%	3/26/27	16,517	16,852
	Mastercard Inc.	3.500%	2/26/28	5,745	5,906
	Mastercard Inc.	2.950%	6/1/29	13,935	13,910
	Mastercard Inc.	3.350%	3/26/30	19,836	20,248
	Mastercard Inc.	1.900%	3/15/31	4,150	3,836

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	2.000%	11/18/31	15,776	14,418
	Mastercard Inc.	3.800%	11/21/46	8,788	9,235
	Mastercard Inc.	3.950%	2/26/48	8,853	9,490
	Mastercard Inc.	3.650%	6/1/49	11,766	12,209
	Mastercard Inc.	3.850%	3/26/50	20,852	22,078
	Mastercard Inc.	2.950%	3/15/51	6,919	6,344
	Mercury General Corp.	4.400%	3/15/27	4,945	5,081
[4]	MetLife Inc.	4.368%	9/15/23	12,240	12,602
	MetLife Inc.	3.600%	4/10/24	15,829	16,123
	MetLife Inc.	3.000%	3/1/25	15,804	15,847
	MetLife Inc.	3.600%	11/13/25	8,991	9,168
	MetLife Inc.	4.550%	3/23/30	30,826	33,649
	MetLife Inc.	6.375%	6/15/34	3,914	4,948
[4]	MetLife Inc.	6.400%	12/15/36	10,871	11,697
[4]	MetLife Inc.	10.750%	8/1/39	935	1,358
	MetLife Inc.	5.875%	2/6/41	22,619	28,163
	MetLife Inc.	4.125%	8/13/42	20,488	21,279
	MetLife Inc.	4.875%	11/13/43	11,496	12,971
	MetLife Inc.	4.721%	12/15/44	12,095	13,263
	MetLife Inc.	4.050%	3/1/45	8,145	8,374
	MetLife Inc.	4.600%	5/13/46	1,796	2,021
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	28,866	29,311
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,852	3,845
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	25,720	25,962
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	15,386	15,289
[4]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	31,424	30,439
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	21,039	20,367
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	36,524	37,149
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	14,004	13,117
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	14,904	14,473
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	57,731	58,366
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	10,090	9,274
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	26,758	26,545
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	19,600	18,520
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	16,129	16,394
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,830	5,955
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	21,688	21,929
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	23,434	22,756
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	32,295	29,895
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	10,000	8,864
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	25,160	22,506
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	4,446	4,019
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	19,200	17,889
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	3,619	3,806
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	4,120	4,263
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	20,418	20,149
[4]	Mizuho Financial Group Inc.	1.241%	7/10/24	1,995	1,954
[4]	Mizuho Financial Group Inc.	3.922%	9/11/24	12,677	12,822
[4]	Mizuho Financial Group Inc.	2.839%	7/16/25	29,155	28,783
[4]	Mizuho Financial Group Inc.	2.555%	9/13/25	16,525	16,193
[4]	Mizuho Financial Group Inc.	2.226%	5/25/26	1,932	1,854
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,029	2,038
	Mizuho Financial Group Inc.	1.234%	5/22/27	28,318	25,738
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,268	9,435
	Mizuho Financial Group Inc.	4.018%	3/5/28	20,741	21,049
[4]	Mizuho Financial Group Inc.	4.254%	9/11/29	17,520	17,998
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	31,955	30,755
[4]	Mizuho Financial Group Inc.	2.869%	9/13/30	5,070	4,783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mizuho Financial Group Inc.	2.201%	7/10/31	3,821	3,394
[4]	Mizuho Financial Group Inc.	1.979%	9/8/31	1,511	1,316
	Mizuho Financial Group Inc.	2.172%	5/22/32	25,055	21,971
[4]	Morgan Stanley	4.100%	5/22/23	27,772	28,269
[4]	Morgan Stanley	0.529%	1/25/24	250	246
[4]	Morgan Stanley	3.737%	4/24/24	33,689	34,024
[4]	Morgan Stanley	3.875%	4/29/24	45,567	46,493
[4]	Morgan Stanley	3.700%	10/23/24	41,034	41,766
[4]	Morgan Stanley	0.791%	1/22/25	22,837	21,925
	Morgan Stanley	0.790%	5/30/25	38,843	36,910
[4]	Morgan Stanley	2.720%	7/22/25	11,655	11,531
[4]	Morgan Stanley	4.000%	7/23/25	55,721	57,097
[4]	Morgan Stanley	0.864%	10/21/25	346	326
[4]	Morgan Stanley	1.164%	10/21/25	20,928	19,889
	Morgan Stanley	5.000%	11/24/25	28,574	30,120
[4]	Morgan Stanley	3.875%	1/27/26	43,510	44,336
	Morgan Stanley	2.630%	2/18/26	7,815	7,671
[4]	Morgan Stanley	2.188%	4/28/26	10,257	9,923
[4]	Morgan Stanley	3.125%	7/27/26	37,155	36,826
[4]	Morgan Stanley	6.250%	8/9/26	23,175	25,776
[4]	Morgan Stanley	4.350%	9/8/26	50,593	52,190
	Morgan Stanley	0.985%	12/10/26	11,525	10,599
	Morgan Stanley	3.625%	1/20/27	40,579	40,965
	Morgan Stanley	3.950%	4/23/27	49,949	50,899
	Morgan Stanley	1.593%	5/4/27	55,747	51,824
[4]	Morgan Stanley	1.512%	7/20/27	21,657	19,959
	Morgan Stanley	2.475%	1/21/28	9,944	9,483
[4]	Morgan Stanley	3.591%	7/22/28	54,557	54,775
[4]	Morgan Stanley	3.772%	1/24/29	14,550	14,665
[4]	Morgan Stanley	4.431%	1/23/30	35,018	36,666
[4]	Morgan Stanley	2.699%	1/22/31	76,300	71,378
[4]	Morgan Stanley	3.622%	4/1/31	60,695	60,519
[4]	Morgan Stanley	1.794%	2/13/32	38,142	32,892
	Morgan Stanley	7.250%	4/1/32	13,980	18,063
[4]	Morgan Stanley	1.928%	4/28/32	26,031	22,497
[4]	Morgan Stanley	2.239%	7/21/32	47,541	42,153
[4]	Morgan Stanley	2.511%	10/20/32	20,760	18,799
	Morgan Stanley	2.943%	1/21/33	34,785	32,594
	Morgan Stanley	2.484%	9/16/36	21,945	18,840
[4]	Morgan Stanley	3.971%	7/22/38	28,137	28,348
[4]	Morgan Stanley	4.457%	4/22/39	25,408	27,309
	Morgan Stanley	3.217%	4/22/42	9,712	8,941
	Morgan Stanley	6.375%	7/24/42	35,298	47,218
	Morgan Stanley	4.300%	1/27/45	48,227	50,729
	Morgan Stanley	4.375%	1/22/47	7,387	7,993
[4]	Morgan Stanley	5.597%	3/24/51	18,876	24,193
[4]	Morgan Stanley	2.802%	1/25/52	39,688	33,186
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	7,771	7,879
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	5,288	5,503
[4]	Munich Re America Corp.	7.450%	12/15/26	2,350	2,734
	Nasdaq Inc.	4.250%	6/1/24	5,148	5,308
	Nasdaq Inc.	3.850%	6/30/26	9,745	9,974
	Nasdaq Inc.	1.650%	1/15/31	9,750	8,288
	Nasdaq Inc.	2.500%	12/21/40	10,270	8,285
	Nasdaq Inc.	3.250%	4/28/50	8,936	7,733
	Nasdaq Inc.	3.950%	3/7/52	3,000	2,911
	National Australia Bank Ltd.	2.875%	4/12/23	3,750	3,776
	National Australia Bank Ltd.	3.625%	6/20/23	13,700	13,894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Australia Bank Ltd.	3.375%	1/14/26	8,526	8,632
[4]	National Australia Bank Ltd.	2.500%	7/12/26	23,475	22,930
[4]	National Bank of Canada	0.550%	11/15/24	5,640	5,428
[4]	Nationwide Financial Services Inc.	6.750%	5/15/37	1,259	1,392
	NatWest Group plc	3.875%	9/12/23	46,299	46,758
	NatWest Group plc	6.000%	12/19/23	5,262	5,476
[4]	NatWest Group plc	2.359%	5/22/24	6,531	6,479
	NatWest Group plc	5.125%	5/28/24	7,253	7,450
[4]	NatWest Group plc	4.519%	6/25/24	23,997	24,371
[4]	NatWest Group plc	4.269%	3/22/25	9,319	9,431
	NatWest Group plc	4.800%	4/5/26	8,671	8,969
[4]	NatWest Group plc	3.073%	5/22/28	28,049	26,945
[4]	NatWest Group plc	4.892%	5/18/29	39,935	41,497
[4]	NatWest Group plc	3.754%	11/1/29	5,218	5,172
[4]	NatWest Group plc	5.076%	1/27/30	45,516	48,462
[4]	NatWest Group plc	4.445%	5/8/30	7,175	7,363
[4]	NatWest Group plc	3.032%	11/28/35	21,493	19,091
[4]	New York Community Bancorp Inc.	5.900%	11/6/28	3,046	3,174
	Nomura Holdings Inc.	2.648%	1/16/25	11,678	11,379
	Nomura Holdings Inc.	1.851%	7/16/25	19,977	18,855
	Nomura Holdings Inc.	1.653%	7/14/26	16,000	14,712
	Nomura Holdings Inc.	2.329%	1/22/27	15,105	14,136
	Nomura Holdings Inc.	2.172%	7/14/28	10,225	9,177
	Nomura Holdings Inc.	3.103%	1/16/30	31,508	29,711
	Nomura Holdings Inc.	2.679%	7/16/30	3,800	3,456
	Nomura Holdings Inc.	2.608%	7/14/31	8,060	7,239
	Northern Trust Corp.	3.950%	10/30/25	12,056	12,416
	Northern Trust Corp.	3.650%	8/3/28	7,100	7,303
	Northern Trust Corp.	3.150%	5/3/29	10,779	10,829
	Northern Trust Corp.	1.950%	5/1/30	406	372
[4]	Northern Trust Corp.	3.375%	5/8/32	8,139	8,036
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	3,632	3,546
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	9,293	8,518
	Old Republic International Corp.	4.875%	10/1/24	6,830	7,066
	Old Republic International Corp.	3.875%	8/26/26	5,893	5,955
	Old Republic International Corp.	3.850%	6/11/51	9,875	9,181
	ORIX Corp.	4.050%	1/16/24	750	765
	ORIX Corp.	3.250%	12/4/24	4,450	4,462
	ORIX Corp.	3.700%	7/18/27	9,925	9,998
	ORIX Corp.	2.250%	3/9/31	10,400	9,505
	Owl Rock Capital Corp.	5.250%	4/15/24	3,225	3,299
	Owl Rock Capital Corp.	4.000%	3/30/25	6,783	6,676
	Owl Rock Capital Corp.	3.750%	7/22/25	11,658	11,299
	Owl Rock Capital Corp.	4.250%	1/15/26	10,542	10,307
	Owl Rock Capital Corp.	3.400%	7/15/26	5,372	5,061
	Owl Rock Capital Corp.	2.625%	1/15/27	10,609	9,553
	Owl Rock Capital Corp.	2.875%	6/11/28	2,327	2,036
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	7,851	7,086
	PartnerRe Finance B LLC	3.700%	7/2/29	7,738	7,765
	PartnerRe Finance B LLC	4.500%	10/1/50	2,000	1,923
	People's United Bank NA	4.000%	7/15/24	3,890	3,940
	PNC Bank NA	3.800%	7/25/23	22,518	22,843
	PNC Bank NA	2.500%	8/27/24	4,899	4,860
[4]	PNC Bank NA	3.300%	10/30/24	6,768	6,840
[4]	PNC Bank NA	2.950%	2/23/25	13,260	13,280
[4]	PNC Bank NA	3.875%	4/10/25	3,365	3,427
[4]	PNC Bank NA	3.250%	6/1/25	27,620	27,978
[4]	PNC Bank NA	4.200%	11/1/25	6,825	7,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	PNC Bank NA	3.100%	10/25/27	11,159	11,181
[4]	PNC Bank NA	3.250%	1/22/28	9,111	9,098
[4]	PNC Bank NA	4.050%	7/26/28	17,963	18,461
[4]	PNC Bank NA	2.700%	10/22/29	11,523	10,967
	PNC Financial Services Group Inc.	3.500%	1/23/24	26,539	26,948
	PNC Financial Services Group Inc.	3.900%	4/29/24	23,739	24,221
	PNC Financial Services Group Inc.	2.200%	11/1/24	5,850	5,776
	PNC Financial Services Group Inc.	2.600%	7/23/26	9,486	9,349
	PNC Financial Services Group Inc.	3.150%	5/19/27	13,745	13,784
	PNC Financial Services Group Inc.	3.450%	4/23/29	37,522	38,207
	PNC Financial Services Group Inc.	2.550%	1/22/30	25,497	24,332
	PNC Financial Services Group Inc.	2.307%	4/23/32	5,889	5,409
	Primerica Inc.	2.800%	11/19/31	5,312	4,906
	Principal Financial Group Inc.	3.125%	5/15/23	4,161	4,190
	Principal Financial Group Inc.	3.400%	5/15/25	13,809	13,859
	Principal Financial Group Inc.	3.100%	11/15/26	9,602	9,470
	Principal Financial Group Inc.	2.125%	6/15/30	15,197	13,793
	Principal Financial Group Inc.	6.050%	10/15/36	258	320
	Principal Financial Group Inc.	4.625%	9/15/42	5,408	5,763
	Principal Financial Group Inc.	4.350%	5/15/43	5,765	5,939
	Principal Financial Group Inc.	4.300%	11/15/46	7,436	7,836
	Progressive Corp.	2.450%	1/15/27	8,054	7,881
	Progressive Corp.	4.000%	3/1/29	7,805	8,142
	Progressive Corp.	6.625%	3/1/29	4,720	5,663
	Progressive Corp.	3.200%	3/26/30	5,962	5,918
	Progressive Corp.	6.250%	12/1/32	775	961
	Progressive Corp.	4.350%	4/25/44	3,740	3,964
	Progressive Corp.	4.125%	4/15/47	14,870	15,799
	Progressive Corp.	4.200%	3/15/48	5,487	5,873
	Progressive Corp.	3.950%	3/26/50	8,315	8,636
	Progressive Corp.	3.700%	3/15/52	1,250	1,258
	Prospect Capital Corp.	5.875%	3/15/23	513	523
	Prospect Capital Corp.	3.706%	1/22/26	6,072	5,695
	Prospect Capital Corp.	3.364%	11/15/26	2,952	2,705
[4]	Prudential Financial Inc.	3.878%	3/27/28	3,395	3,498
[4]	Prudential Financial Inc.	2.100%	3/10/30	3,371	3,118
[4]	Prudential Financial Inc.	5.750%	7/15/33	1,120	1,304
[4]	Prudential Financial Inc.	5.700%	12/14/36	6,153	7,399
[4]	Prudential Financial Inc.	6.625%	12/1/37	5,151	6,651
[4]	Prudential Financial Inc.	3.000%	3/10/40	3,860	3,485
[4]	Prudential Financial Inc.	6.625%	6/21/40	5,265	6,825
[4]	Prudential Financial Inc.	6.200%	11/15/40	3,325	4,080
[4]	Prudential Financial Inc.	5.625%	6/15/43	11,514	11,663
[4]	Prudential Financial Inc.	5.100%	8/15/43	3,450	3,712
[4]	Prudential Financial Inc.	5.200%	3/15/44	2,795	2,786
[4]	Prudential Financial Inc.	4.600%	5/15/44	3,245	3,517
[4]	Prudential Financial Inc.	5.375%	5/15/45	14,880	14,936
[4]	Prudential Financial Inc.	4.500%	9/15/47	8,557	8,269
	Prudential Financial Inc.	3.905%	12/7/47	32,618	33,018
[4]	Prudential Financial Inc.	5.700%	9/15/48	8,121	8,324
	Prudential Financial Inc.	3.935%	12/7/49	23,487	23,834
[4]	Prudential Financial Inc.	3.700%	10/1/50	12,325	11,282
[4]	Prudential Financial Inc.	3.700%	3/13/51	10,086	9,875
	Prudential Financial Inc.	5.125%	3/1/52	1,950	1,963
	Prudential plc	3.125%	4/14/30	12,839	12,436
	Prudential plc	3.625%	3/24/32	2,000	1,981
	Raymond James Financial Inc.	4.650%	4/1/30	17,121	18,135
	Raymond James Financial Inc.	4.950%	7/15/46	19,840	22,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raymond James Financial Inc.	3.750%	4/1/51	11,335	11,123
[4]	Regions Bank	6.450%	6/26/37	6,422	8,001
	Regions Financial Corp.	2.250%	5/18/25	9,134	8,894
	Regions Financial Corp.	1.800%	8/12/28	5,550	4,981
	Regions Financial Corp.	7.375%	12/10/37	5,493	7,280
[4]	Reinsurance Group of America Inc.	4.700%	9/15/23	3,525	3,613
	Reinsurance Group of America Inc.	3.950%	9/15/26	5,339	5,462
	Reinsurance Group of America Inc.	3.900%	5/15/29	14,889	15,035
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,450	2,364
	RenaissanceRe Finance Inc.	3.700%	4/1/25	6,682	6,772
	RenaissanceRe Finance Inc.	3.450%	7/1/27	4,850	4,903
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,700	1,702
[4]	Royal Bank of Canada	1.600%	4/17/23	26,877	26,723
[4]	Royal Bank of Canada	3.700%	10/5/23	27,257	27,736
[4]	Royal Bank of Canada	0.500%	10/26/23	4,722	4,578
[4]	Royal Bank of Canada	0.425%	1/19/24	13,852	13,368
[4]	Royal Bank of Canada	2.550%	7/16/24	12,407	12,346
	Royal Bank of Canada	0.650%	7/29/24	528	502
[4]	Royal Bank of Canada	0.750%	10/7/24	16,085	15,261
[4]	Royal Bank of Canada	2.250%	11/1/24	42,043	41,468
[4]	Royal Bank of Canada	1.600%	1/21/25	4,575	4,410
[4]	Royal Bank of Canada	1.150%	6/10/25	25,352	23,912
[4]	Royal Bank of Canada	0.875%	1/20/26	14,075	12,942
[4]	Royal Bank of Canada	4.650%	1/27/26	12,755	13,305
	Royal Bank of Canada	1.200%	4/27/26	11,020	10,213
[4]	Royal Bank of Canada	1.150%	7/14/26	25,036	22,978
[4]	Royal Bank of Canada	1.400%	11/2/26	23,981	22,143
[4]	Royal Bank of Canada	2.050%	1/21/27	3,900	3,702
[4]	Royal Bank of Canada	2.300%	11/3/31	34,248	31,187
	Santander Holdings USA Inc.	3.500%	6/7/24	7,960	7,981
	Santander Holdings USA Inc.	4.500%	7/17/25	25,680	26,266
	Santander Holdings USA Inc.	3.244%	10/5/26	51,635	50,331
	Santander Holdings USA Inc.	4.400%	7/13/27	29,273	29,777
[4]	Santander UK Group Holdings plc	4.796%	11/15/24	10,829	11,072
	Santander UK Group Holdings plc	1.089%	3/15/25	11,027	10,485
[4]	Santander UK Group Holdings plc	1.532%	8/21/26	20,170	18,601
[4]	Santander UK Group Holdings plc	3.823%	11/3/28	7,897	7,770
	Santander UK Group Holdings plc	2.896%	3/15/32	15,423	14,012
	Santander UK plc	4.000%	3/13/24	29,844	30,461
	Santander UK plc	2.875%	6/18/24	7,500	7,460
	Selective Insurance Group Inc.	5.375%	3/1/49	3,010	3,314
[4]	Signature Bank	4.000%	10/15/30	2,577	2,550
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	4,476	4,467
[7]	Societe Generale SA	3.000%	1/22/30	1,000	923
[7]	Standard Chartered plc	4.644%	4/1/31	1,000	1,031
	State Street Corp.	3.100%	5/15/23	16,329	16,469
	State Street Corp.	3.700%	11/20/23	15,879	16,232
[4]	State Street Corp.	3.776%	12/3/24	13,590	13,834
	State Street Corp.	3.300%	12/16/24	2,295	2,329
	State Street Corp.	3.550%	8/18/25	26,730	27,211
[4]	State Street Corp.	2.354%	11/1/25	11,780	11,609
	State Street Corp.	2.901%	3/30/26	9,540	9,487
	State Street Corp.	2.650%	5/19/26	13,617	13,512
[4]	State Street Corp.	4.141%	12/3/29	5,855	6,121
	State Street Corp.	2.400%	1/24/30	15,746	14,903
	State Street Corp.	2.200%	3/3/31	7,650	6,921
	State Street Corp.	3.152%	3/30/31	1,478	1,456
[4]	State Street Corp.	3.031%	11/1/34	26,800	25,669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stewart Information Services Corp.	3.600%	11/15/31	4,550	4,159
	Stifel Financial Corp.	4.250%	7/18/24	10,450	10,663
	Stifel Financial Corp.	4.000%	5/15/30	2,600	2,618
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	11,802	12,004
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	10,470	10,690
[4]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	11,925	12,005
[4]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,280	3,298
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	11,057	11,204
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	13,938	14,173
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	10,250	9,855
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	33,974	33,655
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	41,750	40,979
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	9,405	9,149
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	4,540	4,268
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	15,312	13,998
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	32,126	32,568
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	15,979	15,506
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	13,540	12,402
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	13,122	12,878
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	11,276	11,276
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	5,000	4,723
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	16,308	16,329
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	15,790	15,694
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	30,850	31,232
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	14,650	13,133
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	7,885	8,157
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	22,229	21,377
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,898	5,646
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	14,390	13,539
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	28,155	26,476
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	2,736	2,449
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	760	666
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	11,528	9,860
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	7,175	6,362
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	6,268	5,049
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	3,200	2,732
	SVB Financial Group	3.500%	1/29/25	10,115	10,166
	SVB Financial Group	1.800%	10/28/26	10,000	9,298
	SVB Financial Group	2.100%	5/15/28	3,000	2,737
	SVB Financial Group	3.125%	6/5/30	3,325	3,201
	SVB Financial Group	1.800%	2/2/31	5,875	5,059
[4]	Svenska Handelsbanken AB	3.900%	11/20/23	6,931	7,078
	Swiss Re America Holding Corp.	7.000%	2/15/26	1,319	1,501
	Synchrony Financial	4.375%	3/19/24	2,650	2,696
	Synchrony Financial	4.250%	8/15/24	9,031	9,165
	Synchrony Financial	4.500%	7/23/25	24,872	25,399
	Synchrony Financial	3.700%	8/4/26	11,469	11,361
	Synchrony Financial	3.950%	12/1/27	7,866	7,820
	Synchrony Financial	5.150%	3/19/29	8,181	8,596
[4]	Toronto-Dominion Bank	0.750%	6/12/23	23,251	22,822
[4]	Toronto-Dominion Bank	3.500%	7/19/23	9,899	10,062
[4]	Toronto-Dominion Bank	0.450%	9/11/23	23,722	23,065
[4]	Toronto-Dominion Bank	2.350%	3/8/24	19,242	19,128
[4]	Toronto-Dominion Bank	3.250%	3/11/24	58,267	58,962
[4]	Toronto-Dominion Bank	2.650%	6/12/24	12,784	12,771
	Toronto-Dominion Bank	1.250%	12/13/24	2,695	2,589
[4]	Toronto-Dominion Bank	1.450%	1/10/25	9,076	8,712
[4]	Toronto-Dominion Bank	1.150%	6/12/25	12,871	12,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Toronto-Dominion Bank	0.750%	9/11/25	11,216	10,352
[4]	Toronto-Dominion Bank	0.750%	1/6/26	10,907	10,009
[4]	Toronto-Dominion Bank	1.250%	9/10/26	200	184
[4]	Toronto-Dominion Bank	1.950%	1/12/27	9,600	9,099
[4]	Toronto-Dominion Bank	2.800%	3/10/27	14,111	13,886
[4]	Toronto-Dominion Bank	3.625%	9/15/31	1,941	1,948
[4]	Toronto-Dominion Bank	2.450%	1/12/32	6,451	5,959
[4]	Toronto-Dominion Bank	3.200%	3/10/32	30,000	29,543
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,588	6,650
	Travelers Cos. Inc.	6.750%	6/20/36	1,442	1,890
[4]	Travelers Cos. Inc.	6.250%	6/15/37	10,080	12,881
	Travelers Cos. Inc.	5.350%	11/1/40	5,198	6,228
	Travelers Cos. Inc.	4.600%	8/1/43	8,210	9,074
	Travelers Cos. Inc.	4.300%	8/25/45	2,327	2,468
	Travelers Cos. Inc.	3.750%	5/15/46	7,598	7,498
	Travelers Cos. Inc.	4.000%	5/30/47	5,885	6,027
	Travelers Cos. Inc.	4.100%	3/4/49	7,090	7,416
	Travelers Cos. Inc.	2.550%	4/27/50	8,160	6,618
	Travelers Cos. Inc.	3.050%	6/8/51	8,100	7,263
	Travelers Property Casualty Corp.	6.375%	3/15/33	2,489	3,158
	Trinity Acquisition plc	4.400%	3/15/26	7,571	7,812
[4]	Truist Bank	2.750%	5/1/23	9,080	9,127
[4]	Truist Bank	3.200%	4/1/24	42,327	42,811
[4]	Truist Bank	3.689%	8/2/24	22,367	22,674
[4]	Truist Bank	2.150%	12/6/24	12,000	11,808
[4]	Truist Bank	1.500%	3/10/25	15,585	14,983
[4]	Truist Bank	3.625%	9/16/25	24,460	24,751
[4]	Truist Bank	4.050%	11/3/25	1,331	1,374
[4]	Truist Bank	3.300%	5/15/26	14,766	14,856
[4]	Truist Bank	3.800%	10/30/26	3,979	4,066
[4]	Truist Bank	2.636%	9/17/29	2,959	2,903
[4]	Truist Bank	2.250%	3/11/30	3,595	3,289
[4]	Truist Financial Corp.	3.750%	12/6/23	13,799	14,066
[4]	Truist Financial Corp.	2.500%	8/1/24	6,374	6,332
[4]	Truist Financial Corp.	2.850%	10/26/24	16,220	16,217
	Truist Financial Corp.	4.000%	5/1/25	9,068	9,314
[4]	Truist Financial Corp.	3.700%	6/5/25	14,890	15,137
[4]	Truist Financial Corp.	1.200%	8/5/25	6,265	5,901
[4]	Truist Financial Corp.	1.267%	3/2/27	15,615	14,499
[4]	Truist Financial Corp.	1.125%	8/3/27	11,325	10,177
[4]	Truist Financial Corp.	3.875%	3/19/29	16,460	16,802
[4]	Truist Financial Corp.	1.887%	6/7/29	11,250	10,215
[4]	Truist Financial Corp.	1.950%	6/5/30	5,038	4,547
[7]	UBS Group AG	3.126%	8/13/30	3,450	3,321
	Unum Group	4.000%	3/15/24	5,060	5,143
	Unum Group	3.875%	11/5/25	175	176
	Unum Group	4.000%	6/15/29	3,050	3,106
	Unum Group	5.750%	8/15/42	6,798	7,255
	Unum Group	4.500%	12/15/49	8,336	7,679
	Unum Group	4.125%	6/15/51	9,650	8,473
[4]	US Bancorp	3.700%	1/30/24	7,208	7,368
	US Bancorp	3.375%	2/5/24	34,153	34,631
	US Bancorp	2.400%	7/30/24	17,183	17,077
[4]	US Bancorp	3.600%	9/11/24	5,587	5,678
	US Bancorp	1.450%	5/12/25	2,930	2,805
[4]	US Bancorp	3.950%	11/17/25	3,944	4,079
[4]	US Bancorp	3.100%	4/27/26	10,919	10,926
[4]	US Bancorp	2.375%	7/22/26	22,191	21,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	US Bancorp	3.150%	4/27/27	13,465	13,564
[4]	US Bancorp	3.900%	4/26/28	6,992	7,241
[4]	US Bancorp	3.000%	7/30/29	12,716	12,456
[4]	US Bancorp	1.375%	7/22/30	12,780	11,071
[4]	US Bancorp	2.677%	1/27/33	4,800	4,564
[4]	US Bank NA	3.400%	7/24/23	10,235	10,362
[4]	US Bank NA	2.050%	1/21/25	14,927	14,604
[4]	US Bank NA	2.800%	1/27/25	28,193	28,133
	Visa Inc.	3.150%	12/14/25	67,106	67,879
	Visa Inc.	1.900%	4/15/27	17,930	17,234
	Visa Inc.	0.750%	8/15/27	4,100	3,720
	Visa Inc.	2.750%	9/15/27	21,448	21,381
	Visa Inc.	2.050%	4/15/30	17,453	16,313
	Visa Inc.	1.100%	2/15/31	12,275	10,513
	Visa Inc.	4.150%	12/14/35	17,891	19,522
	Visa Inc.	2.700%	4/15/40	12,888	11,696
	Visa Inc.	4.300%	12/14/45	45,725	51,042
	Visa Inc.	3.650%	9/15/47	9,459	9,754
	Visa Inc.	2.000%	8/15/50	21,975	17,052
	Voya Financial Inc.	3.650%	6/15/26	4,077	4,102
	Voya Financial Inc.	5.700%	7/15/43	10,197	12,050
	Voya Financial Inc.	4.800%	6/15/46	2,742	3,016
[4]	Voya Financial Inc.	4.700%	1/23/48	4,120	3,832
	W R Berkley Corp.	4.750%	8/1/44	4,488	4,775
	W R Berkley Corp.	4.000%	5/12/50	6,030	5,915
	W R Berkley Corp.	3.550%	3/30/52	8,755	7,893
	W R Berkley Corp.	3.150%	9/30/61	12,250	9,632
	Wachovia Corp.	6.605%	10/1/25	3,175	3,480
	Wachovia Corp.	5.500%	8/1/35	19,742	22,341
	Wachovia Corp.	6.550%	10/15/35	7,625	9,292
	Webster Financial Corp.	4.100%	3/25/29	125	128
	Wells Fargo & Co.	4.125%	8/15/23	18,726	19,126
	Wells Fargo & Co.	4.480%	1/16/24	13,636	14,036
[4]	Wells Fargo & Co.	1.654%	6/2/24	45,777	45,232
[4]	Wells Fargo & Co.	3.300%	9/9/24	10,920	11,035
[4]	Wells Fargo & Co.	3.000%	2/19/25	36,834	36,839
[4]	Wells Fargo & Co.	3.550%	9/29/25	31,913	32,350
[4]	Wells Fargo & Co.	2.406%	10/30/25	55,035	53,932
[4]	Wells Fargo & Co.	2.164%	2/11/26	27,402	26,515
	Wells Fargo & Co.	3.000%	4/22/26	66,826	66,241
[4]	Wells Fargo & Co.	2.188%	4/30/26	6,687	6,456
[4]	Wells Fargo & Co.	4.100%	6/3/26	49,336	50,605
	Wells Fargo & Co.	3.000%	10/23/26	43,870	43,276
[4]	Wells Fargo & Co.	3.196%	6/17/27	13,654	13,490
[4]	Wells Fargo & Co.	4.300%	7/22/27	19,884	20,661
[4]	Wells Fargo & Co.	3.584%	5/22/28	37,479	37,469
[4]	Wells Fargo & Co.	2.393%	6/2/28	36,515	34,554
[4]	Wells Fargo & Co.	4.150%	1/24/29	2,535	2,631
[4]	Wells Fargo & Co.	2.879%	10/30/30	102,071	97,154
[4]	Wells Fargo & Co.	2.572%	2/11/31	33,980	31,575
[4]	Wells Fargo & Co.	4.478%	4/4/31	30,126	31,876
[4]	Wells Fargo & Co.	3.350%	3/2/33	300	292
	Wells Fargo & Co.	5.375%	2/7/35	1,075	1,240
[4]	Wells Fargo & Co.	5.950%	12/15/36	2,642	3,074
[4]	Wells Fargo & Co.	3.068%	4/30/41	44,278	39,907
	Wells Fargo & Co.	5.375%	11/2/43	15,715	18,163
	Wells Fargo & Co.	5.606%	1/15/44	24,465	29,277
[4]	Wells Fargo & Co.	4.650%	11/4/44	31,189	33,345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	3.900%	5/1/45	20,928	20,910
[4]	Wells Fargo & Co.	4.900%	11/17/45	32,453	35,922
[4]	Wells Fargo & Co.	4.400%	6/14/46	24,568	25,603
[4]	Wells Fargo & Co.	4.750%	12/7/46	34,579	37,784
[4]	Wells Fargo & Co.	5.013%	4/4/51	75,040	88,883
	Wells Fargo Bank NA	5.950%	8/26/36	8,534	10,179
[4]	Wells Fargo Bank NA	5.850%	2/1/37	17,079	20,520
[4]	Wells Fargo Bank NA	6.600%	1/15/38	13,599	17,829
	Western Union Co.	4.250%	6/9/23	230	233
	Western Union Co.	2.850%	1/10/25	6,622	6,543
	Western Union Co.	1.350%	3/15/26	4,336	4,005
	Western Union Co.	2.750%	3/15/31	5,090	4,633
	Western Union Co.	6.200%	11/17/36	7,535	8,261
	Western Union Co.	6.200%	6/21/40	3,400	3,719
	Westpac Banking Corp.	3.650%	5/15/23	9,101	9,240
	Westpac Banking Corp.	3.300%	2/26/24	18,014	18,261
	Westpac Banking Corp.	1.019%	11/18/24	13,270	12,698
	Westpac Banking Corp.	2.350%	2/19/25	22,457	22,065
	Westpac Banking Corp.	2.850%	5/13/26	29,670	29,423
	Westpac Banking Corp.	2.700%	8/19/26	27,058	26,614
	Westpac Banking Corp.	3.350%	3/8/27	21,296	21,492
	Westpac Banking Corp.	3.400%	1/25/28	5,418	5,451
	Westpac Banking Corp.	1.953%	11/20/28	5,325	4,904
	Westpac Banking Corp.	2.650%	1/16/30	4,015	3,838
[4]	Westpac Banking Corp.	2.894%	2/4/30	39,101	37,737
	Westpac Banking Corp.	2.150%	6/3/31	12,520	11,334
[4]	Westpac Banking Corp.	4.322%	11/23/31	34,046	34,232
	Westpac Banking Corp.	4.110%	7/24/34	8,631	8,518
	Westpac Banking Corp.	2.668%	11/15/35	17,245	15,061
	Westpac Banking Corp.	3.020%	11/18/36	9,950	8,819
	Westpac Banking Corp.	4.421%	7/24/39	8,973	9,175
	Westpac Banking Corp.	2.963%	11/16/40	16,922	14,178
	Willis North America Inc.	3.600%	5/15/24	7,480	7,519
	Willis North America Inc.	4.500%	9/15/28	6,377	6,562
	Willis North America Inc.	2.950%	9/15/29	12,391	11,652
	Willis North America Inc.	5.050%	9/15/48	8,183	8,808
	Willis North America Inc.	3.875%	9/15/49	18,478	16,876
	Wintrust Financial Corp.	4.850%	6/6/29	2,350	2,373
	XLIT Ltd.	4.450%	3/31/25	3,107	3,190
	XLIT Ltd.	5.250%	12/15/43	7,275	8,807
	XLIT Ltd.	5.500%	3/31/45	5,729	6,773
	Zions Bancorp NA	3.250%	10/29/29	6,610	6,368
					22,913,758
Health Care (3.0%)
	Abbott Laboratories	3.400%	11/30/23	7,864	7,993
	Abbott Laboratories	2.950%	3/15/25	9,466	9,532
	Abbott Laboratories	3.875%	9/15/25	8,579	8,871
	Abbott Laboratories	3.750%	11/30/26	13,034	13,528
	Abbott Laboratories	1.150%	1/30/28	10,025	9,140
	Abbott Laboratories	1.400%	6/30/30	5,080	4,538
	Abbott Laboratories	4.750%	11/30/36	35,451	41,293
	Abbott Laboratories	6.150%	11/30/37	3,935	5,155
	Abbott Laboratories	6.000%	4/1/39	3,725	4,859
	Abbott Laboratories	5.300%	5/27/40	6,156	7,540
	Abbott Laboratories	4.750%	4/15/43	8,974	10,387
	Abbott Laboratories	4.900%	11/30/46	50,043	61,087
	AbbVie Inc.	2.800%	3/15/23	9,290	9,302
	AbbVie Inc.	2.850%	5/14/23	16,065	16,153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	3.750%	11/14/23	14,335	14,618
	AbbVie Inc.	3.850%	6/15/24	26,998	27,527
	AbbVie Inc.	2.600%	11/21/24	37,361	37,102
	AbbVie Inc.	3.800%	3/15/25	44,772	45,695
	AbbVie Inc.	3.600%	5/14/25	54,777	55,596
	AbbVie Inc.	3.200%	5/14/26	35,627	35,723
	AbbVie Inc.	2.950%	11/21/26	38,141	37,834
	AbbVie Inc.	4.250%	11/14/28	22,243	23,410
	AbbVie Inc.	3.200%	11/21/29	76,724	75,812
	AbbVie Inc.	4.550%	3/15/35	22,694	24,457
	AbbVie Inc.	4.500%	5/14/35	32,137	34,558
	AbbVie Inc.	4.300%	5/14/36	18,708	19,631
	AbbVie Inc.	4.050%	11/21/39	61,435	63,374
	AbbVie Inc.	4.625%	10/1/42	9,519	10,176
	AbbVie Inc.	4.400%	11/6/42	22,773	24,140
	AbbVie Inc.	4.850%	6/15/44	20,343	22,561
	AbbVie Inc.	4.750%	3/15/45	10,300	11,238
	AbbVie Inc.	4.700%	5/14/45	27,069	29,496
	AbbVie Inc.	4.450%	5/14/46	31,380	33,414
	AbbVie Inc.	4.875%	11/14/48	23,237	26,369
	AbbVie Inc.	4.250%	11/21/49	82,370	85,947
	Adventist Health System	2.952%	3/1/29	6,875	6,701
	Adventist Health System	3.630%	3/1/49	5,300	5,113
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	3,042	3,111
[4]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	1,769	1,639
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	5,794	6,291
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	6,285	5,980
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	5,172	4,576
	Aetna Inc.	2.800%	6/15/23	13,125	13,182
	Aetna Inc.	3.500%	11/15/24	12,276	12,408
	Aetna Inc.	6.625%	6/15/36	10,650	13,425
	Aetna Inc.	6.750%	12/15/37	5,466	7,013
	Aetna Inc.	4.500%	5/15/42	6,117	6,355
	Aetna Inc.	4.125%	11/15/42	5,753	5,649
	Aetna Inc.	4.750%	3/15/44	6,052	6,470
	Aetna Inc.	3.875%	8/15/47	14,652	14,284
	Agilent Technologies Inc.	3.875%	7/15/23	7,478	7,589
	Agilent Technologies Inc.	3.050%	9/22/26	6,544	6,467
	Agilent Technologies Inc.	2.750%	9/15/29	2,155	2,055
	Agilent Technologies Inc.	2.100%	6/4/30	8,775	7,873
	Agilent Technologies Inc.	2.300%	3/12/31	9,782	8,850
	AHS Hospital Corp.	5.024%	7/1/45	5,175	6,139
[4]	AHS Hospital Corp.	2.780%	7/1/51	6,750	5,688
[4]	Allina Health System	3.887%	4/15/49	4,725	4,794
	AmerisourceBergen Corp.	3.400%	5/15/24	7,074	7,136
	AmerisourceBergen Corp.	3.250%	3/1/25	8,382	8,372
	AmerisourceBergen Corp.	3.450%	12/15/27	6,182	6,194
	AmerisourceBergen Corp.	2.800%	5/15/30	7,762	7,300
	AmerisourceBergen Corp.	2.700%	3/15/31	15,315	14,175
	AmerisourceBergen Corp.	4.250%	3/1/45	5,629	5,585
	AmerisourceBergen Corp.	4.300%	12/15/47	11,042	11,266
	Amgen Inc.	2.250%	8/19/23	3,650	3,649
	Amgen Inc.	3.625%	5/22/24	22,342	22,758
	Amgen Inc.	1.900%	2/21/25	15,118	14,701
	Amgen Inc.	3.125%	5/1/25	12,605	12,693
	Amgen Inc.	2.600%	8/19/26	21,264	20,986
	Amgen Inc.	2.200%	2/21/27	13,559	13,033
	Amgen Inc.	3.200%	11/2/27	11,965	12,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	1.650%	8/15/28	11,500	10,496
	Amgen Inc.	3.000%	2/22/29	9,400	9,230
	Amgen Inc.	2.450%	2/21/30	15,296	14,384
	Amgen Inc.	2.300%	2/25/31	16,750	15,411
	Amgen Inc.	2.000%	1/15/32	14,080	12,500
	Amgen Inc.	3.350%	2/22/32	19,174	19,015
	Amgen Inc.	3.150%	2/21/40	51,313	46,853
	Amgen Inc.	2.800%	8/15/41	24,975	21,497
	Amgen Inc.	4.950%	10/1/41	21,356	23,739
	Amgen Inc.	5.150%	11/15/41	5,603	6,362
	Amgen Inc.	4.400%	5/1/45	33,487	35,272
	Amgen Inc.	4.563%	6/15/48	4,718	5,116
	Amgen Inc.	3.375%	2/21/50	35,674	32,290
	Amgen Inc.	4.663%	6/15/51	29,188	32,299
	Amgen Inc.	3.000%	1/15/52	24,436	20,736
	Amgen Inc.	4.200%	2/22/52	14,250	14,758
	Amgen Inc.	2.770%	9/1/53	10,682	8,598
	Amgen Inc.	4.400%	2/22/62	16,100	16,715
	Anthem Inc.	3.500%	8/15/24	13,305	13,494
	Anthem Inc.	3.350%	12/1/24	22,198	22,384
	Anthem Inc.	2.375%	1/15/25	11,216	11,067
	Anthem Inc.	3.650%	12/1/27	33,362	34,048
	Anthem Inc.	4.101%	3/1/28	20,284	21,056
	Anthem Inc.	2.875%	9/15/29	5,075	4,909
	Anthem Inc.	2.250%	5/15/30	30,480	28,002
	Anthem Inc.	2.550%	3/15/31	22,712	21,249
	Anthem Inc.	5.950%	12/15/34	1,671	2,018
	Anthem Inc.	5.850%	1/15/36	4,708	5,686
	Anthem Inc.	6.375%	6/15/37	4,650	5,954
	Anthem Inc.	4.625%	5/15/42	18,240	19,985
	Anthem Inc.	4.650%	1/15/43	13,286	14,623
	Anthem Inc.	5.100%	1/15/44	9,602	11,079
	Anthem Inc.	4.650%	8/15/44	12,402	13,527
	Anthem Inc.	4.375%	12/1/47	22,796	24,520
	Anthem Inc.	4.550%	3/1/48	7,200	7,950
	Anthem Inc.	3.700%	9/15/49	10,775	10,509
	Anthem Inc.	3.125%	5/15/50	7,445	6,621
	Anthem Inc.	3.600%	3/15/51	7,513	7,235
	Anthem Inc.	4.850%	8/15/54	4,325	4,793
[4]	Ascension Health	2.532%	11/15/29	16,624	16,015
[4]	Ascension Health	3.106%	11/15/39	11,133	10,374
	Ascension Health	3.945%	11/15/46	7,850	8,214
[4]	Ascension Health	4.847%	11/15/53	9,550	11,901
	AstraZeneca Finance LLC	0.700%	5/28/24	10,390	9,966
	AstraZeneca Finance LLC	1.200%	5/28/26	9,025	8,408
	AstraZeneca Finance LLC	1.750%	5/28/28	17,403	16,073
	AstraZeneca Finance LLC	2.250%	5/28/31	9,392	8,745
	AstraZeneca plc	0.300%	5/26/23	5,687	5,566
	AstraZeneca plc	3.500%	8/17/23	13,307	13,505
	AstraZeneca plc	3.375%	11/16/25	27,561	27,975
	AstraZeneca plc	0.700%	4/8/26	21,336	19,527
	AstraZeneca plc	3.125%	6/12/27	9,524	9,592
	AstraZeneca plc	4.000%	1/17/29	15,737	16,585
	AstraZeneca plc	1.375%	8/6/30	15,479	13,516
	AstraZeneca plc	6.450%	9/15/37	34,740	46,320
	AstraZeneca plc	4.000%	9/18/42	16,090	17,013
	AstraZeneca plc	4.375%	11/16/45	14,184	15,810
	AstraZeneca plc	4.375%	8/17/48	3,112	3,541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	2.125%	8/6/50	12,160	9,452
	AstraZeneca plc	3.000%	5/28/51	16,796	15,531
	Banner Health	2.338%	1/1/30	6,600	6,132
	Banner Health	1.897%	1/1/31	2,325	2,062
	Banner Health	2.907%	1/1/42	3,675	3,232
[4]	Banner Health	3.181%	1/1/50	4,000	3,648
	Banner Health	2.913%	1/1/51	4,525	3,887
[4]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	3,725	3,014
[4]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	7,200	6,620
	Baxalta Inc.	3.600%	6/23/22	1,627	1,629
	Baxalta Inc.	4.000%	6/23/25	14,780	15,067
	Baxalta Inc.	5.250%	6/23/45	5,309	6,130
[7]	Baxter International Inc.	0.868%	12/1/23	13,100	12,684
[7]	Baxter International Inc.	1.322%	11/29/24	20,505	19,573
	Baxter International Inc.	2.600%	8/15/26	7,408	7,198
[7]	Baxter International Inc.	1.915%	2/1/27	22,400	20,948
[7]	Baxter International Inc.	2.272%	12/1/28	18,786	17,404
	Baxter International Inc.	3.950%	4/1/30	8,262	8,522
	Baxter International Inc.	1.730%	4/1/31	11,564	10,011
[7]	Baxter International Inc.	2.539%	2/1/32	27,510	25,156
	Baxter International Inc.	3.500%	8/15/46	4,085	3,745
[7]	Baxter International Inc.	3.132%	12/1/51	18,169	15,604
[4]	BayCare Health System Inc.	3.831%	11/15/50	3,030	3,126
[4]	Baylor Scott & White Holdings	1.777%	11/15/30	5,615	4,957
	Baylor Scott & White Holdings	4.185%	11/15/45	8,064	8,516
	Baylor Scott & White Holdings	3.967%	11/15/46	1,238	1,291
[4]	Baylor Scott & White Holdings	2.839%	11/15/50	11,715	9,866
	Becton Dickinson & Co.	3.363%	6/6/24	10,635	10,730
	Becton Dickinson & Co.	3.734%	12/15/24	6,103	6,206
	Becton Dickinson & Co.	3.700%	6/6/27	37,278	37,836
	Becton Dickinson & Co.	2.823%	5/20/30	2,214	2,106
	Becton Dickinson & Co.	1.957%	2/11/31	13,900	12,299
	Becton Dickinson & Co.	4.875%	5/15/44	1,428	1,522
	Becton Dickinson & Co.	4.685%	12/15/44	8,786	9,471
	Becton Dickinson & Co.	4.669%	6/6/47	20,587	22,510
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	2,575	2,232
[4]	BHSH System Obligated Group	3.487%	7/15/49	4,487	4,257
	Biogen Inc.	4.050%	9/15/25	21,572	22,170
	Biogen Inc.	2.250%	5/1/30	23,998	21,504
	Biogen Inc.	3.150%	5/1/50	32,624	26,737
[7]	Biogen Inc.	3.250%	2/15/51	6,266	5,200
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	4,262	4,209
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,000	5,929
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,966	4,946
[4]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	4,275	3,819
[4]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	4,025	3,506
	Boston Scientific Corp.	3.450%	3/1/24	4,716	4,773
	Boston Scientific Corp.	1.900%	6/1/25	8,352	8,015
	Boston Scientific Corp.	4.000%	3/1/29	1,000	1,033
	Boston Scientific Corp.	2.650%	6/1/30	14,867	13,984
	Boston Scientific Corp.	6.750%	11/15/35	6,515	8,177
	Boston Scientific Corp.	4.550%	3/1/39	9,810	10,472
	Boston Scientific Corp.	7.375%	1/15/40	4,770	6,727
	Boston Scientific Corp.	4.700%	3/1/49	11,889	13,255
	Bristol-Myers Squibb Co.	3.250%	11/1/23	6,125	6,203
	Bristol-Myers Squibb Co.	0.537%	11/13/23	8,875	8,630

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	3.625%	5/15/24	515	525
	Bristol-Myers Squibb Co.	2.900%	7/26/24	63,699	64,166
	Bristol-Myers Squibb Co.	0.750%	11/13/25	11,901	11,061
	Bristol-Myers Squibb Co.	3.200%	6/15/26	34,187	34,701
	Bristol-Myers Squibb Co.	3.250%	2/27/27	1,810	1,835
	Bristol-Myers Squibb Co.	1.125%	11/13/27	1,000	911
	Bristol-Myers Squibb Co.	3.450%	11/15/27	13,262	13,533
	Bristol-Myers Squibb Co.	3.900%	2/20/28	26,121	27,276
	Bristol-Myers Squibb Co.	3.400%	7/26/29	25,126	25,564
	Bristol-Myers Squibb Co.	1.450%	11/13/30	8,430	7,364
	Bristol-Myers Squibb Co.	2.950%	3/15/32	39,500	38,712
	Bristol-Myers Squibb Co.	4.125%	6/15/39	26,210	28,081
	Bristol-Myers Squibb Co.	3.550%	3/15/42	21,790	21,578
	Bristol-Myers Squibb Co.	3.250%	8/1/42	4,926	4,651
	Bristol-Myers Squibb Co.	4.625%	5/15/44	11,480	13,056
	Bristol-Myers Squibb Co.	4.350%	11/15/47	15,344	16,934
	Bristol-Myers Squibb Co.	4.550%	2/20/48	13,374	15,206
	Bristol-Myers Squibb Co.	4.250%	10/26/49	43,649	47,780
	Bristol-Myers Squibb Co.	2.550%	11/13/50	15,695	13,012
	Bristol-Myers Squibb Co.	3.700%	3/15/52	27,415	27,583
	Bristol-Myers Squibb Co.	3.900%	3/15/62	19,050	19,244
	Cardinal Health Inc.	3.079%	6/15/24	8,351	8,363
	Cardinal Health Inc.	3.500%	11/15/24	3,358	3,385
	Cardinal Health Inc.	3.750%	9/15/25	7,657	7,761
	Cardinal Health Inc.	3.410%	6/15/27	8,319	8,358
	Cardinal Health Inc.	4.600%	3/15/43	5,490	5,525
	Cardinal Health Inc.	4.500%	11/15/44	5,904	5,828
	Cardinal Health Inc.	4.900%	9/15/45	7,516	7,766
	Cardinal Health Inc.	4.368%	6/15/47	7,285	7,262
[4]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	6,886	5,945
	Children's Health System of Texas	2.511%	8/15/50	5,808	4,603
[4]	Children's Hospital	2.928%	7/15/50	5,150	4,236
[4]	Children's Hospital Corp.	4.115%	1/1/47	2,975	3,233
[4]	Children's Hospital Corp.	2.585%	2/1/50	3,700	3,098
	Children's Hospital Medical Center	4.268%	5/15/44	4,050	4,364
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	6,220	5,154
[4]	CHRISTUS Health	4.341%	7/1/28	6,750	6,963
[4]	Cigna Corp.	3.000%	7/15/23	25,656	25,801
	Cigna Corp.	3.750%	7/15/23	6,378	6,473
[4]	Cigna Corp.	3.500%	6/15/24	9,243	9,350
[4]	Cigna Corp.	3.250%	4/15/25	11,688	11,736
	Cigna Corp.	4.125%	11/15/25	23,228	23,957
[4]	Cigna Corp.	4.500%	2/25/26	23,008	24,067
	Cigna Corp.	1.250%	3/15/26	7,730	7,212
[4]	Cigna Corp.	3.400%	3/1/27	18,048	18,204
[4]	Cigna Corp.	7.875%	5/15/27	985	1,177
[4]	Cigna Corp.	3.050%	10/15/27	8,651	8,573
	Cigna Corp.	4.375%	10/15/28	33,090	34,805
	Cigna Corp.	2.400%	3/15/30	44,630	41,316
	Cigna Corp.	2.375%	3/15/31	20,879	19,129
	Cigna Corp.	4.800%	8/15/38	30,886	33,959
	Cigna Corp.	3.200%	3/15/40	16,966	15,432
[4]	Cigna Corp.	6.125%	11/15/41	5,782	7,252
[4]	Cigna Corp.	5.375%	2/15/42	633	707
[4]	Cigna Corp.	4.800%	7/15/46	24,962	27,591
[4]	Cigna Corp.	3.875%	10/15/47	18,319	17,815
	Cigna Corp.	4.900%	12/15/48	22,777	25,642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Corp.	3.400%	3/15/50	12,678	11,446
	Cigna Corp.	3.400%	3/15/51	5,980	5,405
[4]	City of Hope	5.623%	11/15/43	2,030	2,462
[4]	City of Hope	4.378%	8/15/48	9,600	10,411
	CommonSpirit Health	2.760%	10/1/24	8,618	8,547
	CommonSpirit Health	1.547%	10/1/25	6,007	5,636
	CommonSpirit Health	3.347%	10/1/29	14,166	13,752
	CommonSpirit Health	2.782%	10/1/30	5,346	4,938
[4]	CommonSpirit Health	4.350%	11/1/42	6,245	6,310
	CommonSpirit Health	3.817%	10/1/49	7,895	7,717
	CommonSpirit Health	4.187%	10/1/49	6,872	6,881
	CommonSpirit Health	3.910%	10/1/50	7,474	7,147
[4]	Community Health Network Inc.	3.099%	5/1/50	11,500	9,791
[4]	Cottage Health Obligated Group	3.304%	11/1/49	6,575	6,059
	CVS Health Corp.	3.375%	8/12/24	18,038	18,259
	CVS Health Corp.	2.625%	8/15/24	2,703	2,695
	CVS Health Corp.	3.875%	7/20/25	43,151	44,037
	CVS Health Corp.	2.875%	6/1/26	36,448	36,158
	CVS Health Corp.	3.000%	8/15/26	5,993	5,958
	CVS Health Corp.	3.625%	4/1/27	5,457	5,546
	CVS Health Corp.	6.250%	6/1/27	3,528	3,996
	CVS Health Corp.	1.300%	8/21/27	27,759	25,249
	CVS Health Corp.	4.300%	3/25/28	41,559	43,566
	CVS Health Corp.	3.250%	8/15/29	34,922	34,540
	CVS Health Corp.	3.750%	4/1/30	23,976	24,392
	CVS Health Corp.	1.750%	8/21/30	25,640	22,476
	CVS Health Corp.	1.875%	2/28/31	12,576	11,044
	CVS Health Corp.	2.125%	9/15/31	12,895	11,512
	CVS Health Corp.	4.875%	7/20/35	11,338	12,442
	CVS Health Corp.	4.780%	3/25/38	71,190	77,716
	CVS Health Corp.	6.125%	9/15/39	5,357	6,613
	CVS Health Corp.	4.125%	4/1/40	20,526	20,825
	CVS Health Corp.	2.700%	8/21/40	16,873	14,326
	CVS Health Corp.	5.300%	12/5/43	21,245	24,560
	CVS Health Corp.	5.125%	7/20/45	37,196	42,092
	CVS Health Corp.	5.050%	3/25/48	105,575	119,620
	CVS Health Corp.	4.250%	4/1/50	7,473	7,780
	Danaher Corp.	3.350%	9/15/25	6,569	6,605
	Danaher Corp.	4.375%	9/15/45	7,083	7,500
	Danaher Corp.	2.600%	10/1/50	5,932	4,898
	Danaher Corp.	2.800%	12/10/51	5,125	4,356
[4]	Dartmouth-Hitchcock Health	4.178%	8/1/48	4,600	4,773
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	9,868	9,509
	DH Europe Finance II Sarl	2.200%	11/15/24	8,800	8,630
	DH Europe Finance II Sarl	2.600%	11/15/29	11,835	11,275
	DH Europe Finance II Sarl	3.250%	11/15/39	11,196	10,658
	DH Europe Finance II Sarl	3.400%	11/15/49	5,603	5,290
	Dignity Health	3.812%	11/1/24	4,675	4,721
	Dignity Health	4.500%	11/1/42	9,050	9,328
	Dignity Health	5.267%	11/1/64	2,290	2,681
[4]	Duke University Health System Inc.	3.920%	6/1/47	6,905	7,206
	Edwards Lifesciences Corp.	4.300%	6/15/28	6,348	6,625
	Eli Lilly & Co.	2.750%	6/1/25	6,701	6,679
	Eli Lilly & Co.	3.375%	3/15/29	5,829	6,001
	Eli Lilly & Co.	3.950%	3/15/49	10,340	11,346
	Eli Lilly & Co.	2.250%	5/15/50	13,060	10,630
	Eli Lilly & Co.	2.500%	9/15/60	16,630	13,469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,350	2,303
	Gilead Sciences Inc.	2.500%	9/1/23	16,385	16,423
	Gilead Sciences Inc.	0.750%	9/29/23	6,000	5,856
	Gilead Sciences Inc.	3.700%	4/1/24	34,131	34,737
	Gilead Sciences Inc.	3.500%	2/1/25	27,537	27,920
	Gilead Sciences Inc.	3.650%	3/1/26	26,614	27,108
	Gilead Sciences Inc.	2.950%	3/1/27	10,501	10,406
	Gilead Sciences Inc.	1.200%	10/1/27	5,540	5,006
	Gilead Sciences Inc.	4.600%	9/1/35	14,729	16,032
	Gilead Sciences Inc.	4.000%	9/1/36	10,657	10,910
	Gilead Sciences Inc.	2.600%	10/1/40	9,643	8,103
	Gilead Sciences Inc.	5.650%	12/1/41	12,087	14,630
	Gilead Sciences Inc.	4.800%	4/1/44	27,994	30,817
	Gilead Sciences Inc.	4.500%	2/1/45	32,014	34,019
	Gilead Sciences Inc.	4.750%	3/1/46	15,181	16,806
	Gilead Sciences Inc.	4.150%	3/1/47	6,295	6,467
	Gilead Sciences Inc.	2.800%	10/1/50	21,476	17,653
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	16,245	16,459
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	20,195	20,629
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	29,825	31,163
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	7,099	8,500
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	29,405	39,189
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	5,430	5,770
	GlaxoSmithKline Capital plc	0.534%	10/1/23	12,611	12,277
	GlaxoSmithKline Capital plc	3.000%	6/1/24	14,749	14,868
	GlaxoSmithKline Capital plc	3.375%	6/1/29	11,577	11,806
[4]	Hackensack Meridian Health Inc.	2.675%	9/1/41	5,403	4,602
	Hackensack Meridian Health Inc.	4.211%	7/1/48	6,375	6,858
[4]	Hackensack Meridian Health Inc.	2.875%	9/1/50	6,400	5,440
	Hackensack Meridian Health Inc.	4.500%	7/1/57	3,050	3,431
[4]	Hartford HealthCare Corp.	3.447%	7/1/54	4,978	4,697
	HCA Inc.	4.750%	5/1/23	15,247	15,644
	HCA Inc.	5.000%	3/15/24	28,513	29,556
	HCA Inc.	5.250%	4/15/25	26,367	27,730
	HCA Inc.	5.250%	6/15/26	27,332	28,866
	HCA Inc.	4.500%	2/15/27	7,949	8,212
[7]	HCA Inc.	3.125%	3/15/27	14,000	13,679
[7]	HCA Inc.	3.375%	3/15/29	4,000	3,893
	HCA Inc.	4.125%	6/15/29	24,078	24,521
	HCA Inc.	2.375%	7/15/31	10,000	8,930
[7]	HCA Inc.	3.625%	3/15/32	28,250	27,684
	HCA Inc.	5.125%	6/15/39	18,719	20,222
[7]	HCA Inc.	4.375%	3/15/42	8,015	7,922
	HCA Inc.	5.500%	6/15/47	20,739	23,413
	HCA Inc.	5.250%	6/15/49	19,912	21,897
	HCA Inc.	3.500%	7/15/51	15,000	12,997
[7]	HCA Inc.	4.625%	3/15/52	27,735	28,096
	Humana Inc.	0.650%	8/3/23	10,768	10,505
	Humana Inc.	3.850%	10/1/24	10,139	10,325
	Humana Inc.	4.500%	4/1/25	2,776	2,870
	Humana Inc.	1.350%	2/3/27	7,300	6,632
	Humana Inc.	3.950%	3/15/27	4,540	4,621
	Humana Inc.	3.125%	8/15/29	6,805	6,592
	Humana Inc.	4.875%	4/1/30	5,838	6,306
	Humana Inc.	2.150%	2/3/32	11,960	10,498
	Humana Inc.	4.625%	12/1/42	14,192	15,159
	Humana Inc.	4.950%	10/1/44	4,277	4,825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humana Inc.	4.800%	3/15/47	6,365	7,062
	Humana Inc.	3.950%	8/15/49	1,690	1,683
	IHC Health Services Inc.	4.131%	5/15/48	5,185	5,856
	Illumina Inc.	2.550%	3/23/31	6,196	5,632
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	6,775	7,056
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	4,000	3,414
[4]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	7,750	7,692
[4]	Iowa Health System	3.665%	2/15/50	7,625	7,654
	Johns Hopkins Health System Corp.	3.837%	5/15/46	8,200	8,472
	Johnson & Johnson	3.375%	12/5/23	8,523	8,681
	Johnson & Johnson	2.625%	1/15/25	13,870	13,941
	Johnson & Johnson	0.550%	9/1/25	14,813	13,838
	Johnson & Johnson	2.450%	3/1/26	26,977	26,836
	Johnson & Johnson	2.950%	3/3/27	19,363	19,553
	Johnson & Johnson	0.950%	9/1/27	7,619	6,973
	Johnson & Johnson	2.900%	1/15/28	16,570	16,625
	Johnson & Johnson	6.950%	9/1/29	3,395	4,348
	Johnson & Johnson	1.300%	9/1/30	19,445	17,326
	Johnson & Johnson	4.950%	5/15/33	8,908	10,527
	Johnson & Johnson	4.375%	12/5/33	20,160	22,649
	Johnson & Johnson	3.550%	3/1/36	14,556	15,070
	Johnson & Johnson	3.625%	3/3/37	12,816	13,282
	Johnson & Johnson	5.950%	8/15/37	12,819	16,773
	Johnson & Johnson	3.400%	1/15/38	8,969	9,119
	Johnson & Johnson	2.100%	9/1/40	28,067	23,552
	Johnson & Johnson	4.500%	9/1/40	5,862	6,655
	Johnson & Johnson	4.850%	5/15/41	1,640	1,932
	Johnson & Johnson	4.500%	12/5/43	16,253	18,658
	Johnson & Johnson	3.700%	3/1/46	20,186	21,214
	Johnson & Johnson	3.750%	3/3/47	10,936	11,622
	Johnson & Johnson	3.500%	1/15/48	7,397	7,604
	Johnson & Johnson	2.250%	9/1/50	3,075	2,516
	Johnson & Johnson	2.450%	9/1/60	7,910	6,411
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,309	4,306
[4]	Kaiser Foundation Hospitals	2.810%	6/1/41	10,760	9,469
	Kaiser Foundation Hospitals	4.875%	4/1/42	10,622	12,227
	Kaiser Foundation Hospitals	4.150%	5/1/47	16,765	18,056
[4]	Kaiser Foundation Hospitals	3.266%	11/1/49	17,246	16,124
[4]	Kaiser Foundation Hospitals	3.002%	6/1/51	6,815	6,009
	Koninklijke Philips NV	6.875%	3/11/38	5,655	7,419
	Koninklijke Philips NV	5.000%	3/15/42	11,299	12,497
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,850	2,890
	Laboratory Corp. of America Holdings	3.250%	9/1/24	10,145	10,198
	Laboratory Corp. of America Holdings	2.300%	12/1/24	7,310	7,173
	Laboratory Corp. of America Holdings	3.600%	2/1/25	7,873	7,956
	Laboratory Corp. of America Holdings	1.550%	6/1/26	3,224	3,006
	Laboratory Corp. of America Holdings	3.600%	9/1/27	7,325	7,432
	Laboratory Corp. of America Holdings	2.950%	12/1/29	8,852	8,509
	Laboratory Corp. of America Holdings	2.700%	6/1/31	6,125	5,690
	Laboratory Corp. of America Holdings	4.700%	2/1/45	12,956	13,816
[4]	Mass General Brigham Inc.	3.765%	7/1/48	875	863
[4]	Mass General Brigham Inc.	3.192%	7/1/49	8,400	7,536
[4]	Mass General Brigham Inc.	4.117%	7/1/55	3,125	3,257
[4]	Mass General Brigham Inc.	3.342%	7/1/60	9,965	9,038
[4]	Mayo Clinic	3.774%	11/15/43	6,741	6,775
[4]	Mayo Clinic	4.000%	11/15/47	3,425	3,593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mayo Clinic	4.128%	11/15/52	2,635	2,860
[4]	Mayo Clinic	3.196%	11/15/61	5,418	4,885
	McKesson Corp.	3.796%	3/15/24	13,907	14,105
	McKesson Corp.	0.900%	12/3/25	6,170	5,667
[4]	MedStar Health Inc.	3.626%	8/15/49	4,108	3,851
	Medtronic Inc.	3.500%	3/15/25	16,878	17,233
	Medtronic Inc.	4.375%	3/15/35	48,961	54,399
	Medtronic Inc.	4.625%	3/15/45	12,705	14,769
	Memorial Health Services	3.447%	11/1/49	7,300	6,887
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	4,560	5,281
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,962	2,574
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,765	13,581
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	3,090	3,320
	Merck & Co. Inc.	2.800%	5/18/23	30,299	30,534
	Merck & Co. Inc.	2.900%	3/7/24	6,978	7,046
	Merck & Co. Inc.	2.750%	2/10/25	31,723	31,821
	Merck & Co. Inc.	0.750%	2/24/26	13,492	12,584
	Merck & Co. Inc.	1.700%	6/10/27	18,005	17,058
	Merck & Co. Inc.	3.400%	3/7/29	22,656	23,203
	Merck & Co. Inc.	1.450%	6/24/30	6,995	6,209
	Merck & Co. Inc.	2.150%	12/10/31	23,120	21,423
	Merck & Co. Inc.	6.500%	12/1/33	10,282	13,507
	Merck & Co. Inc.	3.900%	3/7/39	17,785	18,914
	Merck & Co. Inc.	2.350%	6/24/40	18,232	15,731
	Merck & Co. Inc.	3.600%	9/15/42	11,879	11,930
	Merck & Co. Inc.	4.150%	5/18/43	15,737	17,086
	Merck & Co. Inc.	3.700%	2/10/45	19,392	19,775
	Merck & Co. Inc.	4.000%	3/7/49	10,773	11,639
	Merck & Co. Inc.	2.450%	6/24/50	4,660	3,880
	Merck & Co. Inc.	2.750%	12/10/51	46,930	40,903
	Merck & Co. Inc.	2.900%	12/10/61	28,450	24,354
[4]	Mercy Health	4.302%	7/1/28	3,125	3,260
[4]	Methodist Hospital	2.705%	12/1/50	6,975	5,754
[4]	MidMichigan Health	3.409%	6/1/50	4,175	3,753
[4]	Montefiore Obligated Group	5.246%	11/1/48	9,900	9,826
[4]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	4,125	4,020
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	6,937	6,536
[4]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	8,100	7,166
	MultiCare Health System	2.803%	8/15/50	3,895	3,215
	Mylan Inc.	4.200%	11/29/23	14,550	14,800
	Mylan Inc.	4.550%	4/15/28	9,020	9,120
	Mylan Inc.	5.400%	11/29/43	7,035	6,954
	Mylan Inc.	5.200%	4/15/48	6,165	6,066
	New York & Presbyterian Hospital	2.256%	8/1/40	4,600	3,700
	New York & Presbyterian Hospital	4.024%	8/1/45	3,296	3,467
	New York & Presbyterian Hospital	4.063%	8/1/56	5,425	5,847
	New York & Presbyterian Hospital	2.606%	8/1/60	5,772	4,544
[4]	New York & Presbyterian Hospital	3.954%	8/1/19	5,557	5,142
	Northwell Healthcare Inc.	3.979%	11/1/46	9,775	9,455
	Northwell Healthcare Inc.	4.260%	11/1/47	11,500	11,540
	Northwell Healthcare Inc.	3.809%	11/1/49	5,784	5,425
	Novant Health Inc.	2.637%	11/1/36	7,000	6,152
	Novant Health Inc.	3.168%	11/1/51	11,000	9,843
	Novant Health Inc.	3.318%	11/1/61	8,500	7,540
	Novartis Capital Corp.	3.400%	5/6/24	19,433	19,792
	Novartis Capital Corp.	1.750%	2/14/25	17,383	16,966
	Novartis Capital Corp.	3.000%	11/20/25	18,103	18,205
	Novartis Capital Corp.	2.000%	2/14/27	19,116	18,421

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Novartis Capital Corp.	3.100%	5/17/27	17,637	17,827
	Novartis Capital Corp.	2.200%	8/14/30	20,527	19,284
	Novartis Capital Corp.	3.700%	9/21/42	9,021	9,244
	Novartis Capital Corp.	4.400%	5/6/44	18,257	20,726
	Novartis Capital Corp.	4.000%	11/20/45	18,408	19,744
	Novartis Capital Corp.	2.750%	8/14/50	11,928	10,694
[4]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	4,730	3,816
[4]	NYU Langone Hospitals	5.750%	7/1/43	4,840	5,919
	NYU Langone Hospitals	4.784%	7/1/44	4,116	4,514
[4]	NYU Langone Hospitals	4.368%	7/1/47	5,790	5,871
[4]	NYU Langone Hospitals	3.380%	7/1/55	8,350	7,373
[4]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,588	3,148
	OhioHealth Corp.	2.297%	11/15/31	5,500	5,035
	OhioHealth Corp.	2.834%	11/15/41	5,000	4,411
[4]	OhioHealth Corp.	3.042%	11/15/50	5,135	4,544
	Orlando Health Obligated Group	4.089%	10/1/48	4,010	4,170
	Orlando Health Obligated Group	3.327%	10/1/50	3,895	3,556
[4]	PeaceHealth Obligated Group	1.375%	11/15/25	2,825	2,664
[4]	PeaceHealth Obligated Group	4.787%	11/15/48	4,575	5,349
[4]	PeaceHealth Obligated Group	3.218%	11/15/50	7,025	6,136
	PerkinElmer Inc.	0.550%	9/15/23	3,092	3,004
	PerkinElmer Inc.	0.850%	9/15/24	7,500	7,119
	PerkinElmer Inc.	1.900%	9/15/28	6,254	5,658
	PerkinElmer Inc.	3.300%	9/15/29	13,995	13,663
	PerkinElmer Inc.	2.550%	3/15/31	6,000	5,495
	PerkinElmer Inc.	2.250%	9/15/31	8,800	7,785
	PerkinElmer Inc.	3.625%	3/15/51	5,000	4,737
	Pfizer Inc.	3.000%	6/15/23	8,513	8,605
	Pfizer Inc.	3.200%	9/15/23	8,055	8,170
	Pfizer Inc.	2.950%	3/15/24	8,600	8,694
	Pfizer Inc.	3.400%	5/15/24	7,765	7,918
	Pfizer Inc.	0.800%	5/28/25	7,796	7,364
	Pfizer Inc.	2.750%	6/3/26	32,718	32,713
	Pfizer Inc.	3.000%	12/15/26	14,168	14,294
	Pfizer Inc.	3.600%	9/15/28	7,567	7,877
	Pfizer Inc.	3.450%	3/15/29	34,751	35,779
	Pfizer Inc.	2.625%	4/1/30	18,986	18,441
	Pfizer Inc.	1.700%	5/28/30	14,997	13,636
	Pfizer Inc.	1.750%	8/18/31	14,715	13,234
	Pfizer Inc.	4.000%	12/15/36	16,207	17,218
	Pfizer Inc.	4.100%	9/15/38	13,297	14,394
	Pfizer Inc.	3.900%	3/15/39	8,054	8,569
	Pfizer Inc.	7.200%	3/15/39	17,389	25,537
	Pfizer Inc.	2.550%	5/28/40	12,225	10,949
	Pfizer Inc.	5.600%	9/15/40	1,924	2,438
	Pfizer Inc.	4.300%	6/15/43	9,546	10,580
	Pfizer Inc.	4.400%	5/15/44	10,449	11,763
	Pfizer Inc.	4.125%	12/15/46	17,959	20,068
	Pfizer Inc.	4.200%	9/15/48	17,625	19,822
	Pfizer Inc.	4.000%	3/15/49	15,092	16,483
	Pfizer Inc.	2.700%	5/28/50	20,345	18,036
	Pharmacia LLC	6.600%	12/1/28	9,769	11,610
[4]	Piedmont Healthcare Inc.	2.044%	1/1/32	5,600	4,917
[4]	Piedmont Healthcare Inc.	2.719%	1/1/42	2,000	1,649
	Piedmont Healthcare Inc.	2.864%	1/1/52	4,500	3,647

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,199	5,148
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	8,001	7,572
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	5,617	5,422
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	4,975	5,024
	Quest Diagnostics Inc.	4.250%	4/1/24	3,819	3,916
	Quest Diagnostics Inc.	3.500%	3/30/25	6,131	6,191
	Quest Diagnostics Inc.	3.450%	6/1/26	8,474	8,550
	Quest Diagnostics Inc.	4.200%	6/30/29	5,790	6,006
	Quest Diagnostics Inc.	2.950%	6/30/30	15,040	14,278
	Quest Diagnostics Inc.	2.800%	6/30/31	10,857	10,159
	Quest Diagnostics Inc.	5.750%	1/30/40	1,368	1,573
	Quest Diagnostics Inc.	4.700%	3/30/45	3,038	3,284
[4]	Rady Children's Hospital-San Diego	3.154%	8/15/51	4,000	3,573
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	16,327	14,143
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	11,216	8,986
	Royalty Pharma plc	0.750%	9/2/23	12,850	12,490
	Royalty Pharma plc	1.200%	9/2/25	17,292	15,999
	Royalty Pharma plc	1.750%	9/2/27	14,100	12,800
	Royalty Pharma plc	2.200%	9/2/30	15,401	13,486
	Royalty Pharma plc	2.150%	9/2/31	4,895	4,208
	Royalty Pharma plc	3.300%	9/2/40	9,950	8,496
	Royalty Pharma plc	3.550%	9/2/50	20,228	16,826
	Royalty Pharma plc	3.350%	9/2/51	6,313	5,068
[4]	Rush Obligated Group	3.922%	11/15/29	4,325	4,445
	RWJ Barnabas Health Inc.	3.949%	7/1/46	6,706	6,863
	RWJ Barnabas Health Inc.	3.477%	7/1/49	2,260	2,149
	Sanofi	3.375%	6/19/23	15,300	15,491
	Sanofi	3.625%	6/19/28	16,345	17,004
[4]	Seattle Children's Hospital	2.719%	10/1/50	8,000	6,592
[4]	Sharp HealthCare	2.680%	8/1/50	3,905	3,170
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	19,872	19,948
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	64,033	64,131
	Smith & Nephew plc	2.032%	10/14/30	13,366	11,652
[4]	SSM Health Care Corp.	3.688%	6/1/23	8,575	8,655
[4]	SSM Health Care Corp.	3.823%	6/1/27	5,200	5,311
[4]	Stanford Health Care	3.310%	8/15/30	371	369
[4]	Stanford Health Care	3.795%	11/15/48	8,939	9,036
	Stanford Health Care	3.027%	8/15/51	5,185	4,602
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	4,423	4,062
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	12,687	11,872
	Stryker Corp.	3.375%	5/15/24	14,272	14,420
	Stryker Corp.	1.150%	6/15/25	8,050	7,584
	Stryker Corp.	3.375%	11/1/25	13,945	14,060
	Stryker Corp.	3.500%	3/15/26	7,815	7,917
	Stryker Corp.	3.650%	3/7/28	7,992	8,110
	Stryker Corp.	1.950%	6/15/30	12,889	11,563
	Stryker Corp.	4.100%	4/1/43	5,045	5,114
	Stryker Corp.	4.375%	5/15/44	7,645	7,940
	Stryker Corp.	4.625%	3/15/46	5,820	6,473
	Stryker Corp.	2.900%	6/15/50	2,675	2,323
[4]	Sutter Health	1.321%	8/15/25	3,725	3,486
[4]	Sutter Health	3.695%	8/15/28	4,450	4,513
[4]	Sutter Health	2.294%	8/15/30	9,050	8,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Sutter Health	3.161%	8/15/40	5,250	4,621
[4]	Sutter Health	4.091%	8/15/48	4,950	5,033
[4]	Sutter Health	3.361%	8/15/50	8,300	7,512
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	22,491	23,042
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	28,360	30,798
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	25,685	23,139
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	19,228	17,189
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	42,467	37,272
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	15,099	13,201
	Texas Health Resources	2.328%	11/15/50	5,124	3,893
[4]	Texas Health Resources	4.330%	11/15/55	2,943	3,268
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	10,100	9,861
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	10,833	10,418
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	15,210	13,933
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	9,526	9,143
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	17,600	15,814
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	21,100	18,854
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	8,318	10,210
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	8,250	8,915
[4]	Toledo Hospital	5.325%	11/15/28	5,025	5,281
	Toledo Hospital	5.750%	11/15/38	6,204	6,744
	Toledo Hospital	6.015%	11/15/48	5,114	5,821
[4]	Trinity Health Corp.	2.632%	12/1/40	2,900	2,419
	Trinity Health Corp.	4.125%	12/1/45	7,815	8,099
[4]	Trinity Health Corp.	3.434%	12/1/48	2,723	2,542
	UnitedHealth Group Inc.	3.500%	6/15/23	6,751	6,859
	UnitedHealth Group Inc.	3.500%	2/15/24	8,642	8,796
	UnitedHealth Group Inc.	2.375%	8/15/24	5,481	5,456
	UnitedHealth Group Inc.	3.750%	7/15/25	15,458	15,897
	UnitedHealth Group Inc.	3.700%	12/15/25	6,991	7,184
	UnitedHealth Group Inc.	1.250%	1/15/26	9,221	8,685
	UnitedHealth Group Inc.	3.100%	3/15/26	9,661	9,751
	UnitedHealth Group Inc.	1.150%	5/15/26	3,025	2,824
	UnitedHealth Group Inc.	3.450%	1/15/27	9,136	9,372
	UnitedHealth Group Inc.	3.375%	4/15/27	40,062	40,785
	UnitedHealth Group Inc.	2.950%	10/15/27	9,163	9,168
	UnitedHealth Group Inc.	3.850%	6/15/28	5,167	5,385
	UnitedHealth Group Inc.	3.875%	12/15/28	5,224	5,480
	UnitedHealth Group Inc.	2.875%	8/15/29	22,023	21,729
	UnitedHealth Group Inc.	2.000%	5/15/30	15,083	13,924
	UnitedHealth Group Inc.	2.300%	5/15/31	26,062	24,465
	UnitedHealth Group Inc.	4.625%	7/15/35	12,032	13,472
	UnitedHealth Group Inc.	5.800%	3/15/36	7,908	9,824
	UnitedHealth Group Inc.	6.500%	6/15/37	7,130	9,441
	UnitedHealth Group Inc.	6.625%	11/15/37	12,467	16,685
	UnitedHealth Group Inc.	6.875%	2/15/38	23,346	32,510
	UnitedHealth Group Inc.	3.500%	8/15/39	22,390	22,252
	UnitedHealth Group Inc.	2.750%	5/15/40	14,185	12,726
	UnitedHealth Group Inc.	5.700%	10/15/40	3,233	4,056
	UnitedHealth Group Inc.	5.950%	2/15/41	7,700	9,875
	UnitedHealth Group Inc.	3.050%	5/15/41	15,450	14,404
	UnitedHealth Group Inc.	4.625%	11/15/41	12,200	13,774
	UnitedHealth Group Inc.	4.375%	3/15/42	2,955	3,218
	UnitedHealth Group Inc.	3.950%	10/15/42	18,553	19,212
	UnitedHealth Group Inc.	4.250%	3/15/43	7,891	8,501
	UnitedHealth Group Inc.	4.750%	7/15/45	16,730	19,392
	UnitedHealth Group Inc.	4.200%	1/15/47	15,750	17,084
	UnitedHealth Group Inc.	4.250%	4/15/47	12,905	14,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.750%	10/15/47	9,969	10,122
	UnitedHealth Group Inc.	4.250%	6/15/48	22,685	24,911
	UnitedHealth Group Inc.	4.450%	12/15/48	4,408	4,968
	UnitedHealth Group Inc.	3.700%	8/15/49	17,224	17,531
	UnitedHealth Group Inc.	2.900%	5/15/50	14,510	12,904
	UnitedHealth Group Inc.	3.250%	5/15/51	23,920	22,599
	UnitedHealth Group Inc.	3.875%	8/15/59	10,761	11,154
	UnitedHealth Group Inc.	3.125%	5/15/60	13,099	11,730
[7]	Universal Health Services Inc.	1.650%	9/1/26	1,472	1,350
[7]	Universal Health Services Inc.	2.650%	10/15/30	13,380	12,166
[4]	UPMC	3.600%	4/3/25	6,705	6,761
	Utah Acquisition Sub Inc.	3.950%	6/15/26	32,935	32,726
	Utah Acquisition Sub Inc.	5.250%	6/15/46	17,935	17,731
	Viatris Inc.	1.650%	6/22/25	8,435	7,852
	Viatris Inc.	2.300%	6/22/27	5,235	4,766
	Viatris Inc.	2.700%	6/22/30	28,235	24,907
	Viatris Inc.	3.850%	6/22/40	10,735	9,306
	Viatris Inc.	4.000%	6/22/50	16,450	13,889
[4]	WakeMed	3.286%	10/1/52	3,225	2,860
[4]	West Virginia United Health System Obligated Group	3.129%	6/1/50	1,900	1,605
[4]	Willis-Knighton Medical Center	4.813%	9/1/48	4,021	4,570
[4]	Willis-Knighton Medical Center	3.065%	3/1/51	8,000	6,713
	Wyeth LLC	7.250%	3/1/23	2,400	2,508
	Wyeth LLC	6.450%	2/1/24	11,948	12,788
	Wyeth LLC	6.500%	2/1/34	12,347	16,024
	Wyeth LLC	6.000%	2/15/36	5,565	7,012
	Wyeth LLC	5.950%	4/1/37	15,044	19,094
[4]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	5,500	4,302
	Zeneca Wilmington Inc.	7.000%	11/15/23	4,275	4,580
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	6,000	5,752
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	9,580	9,503
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	15,000	13,684
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,150	2,488
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	9,000	9,054
	Zoetis Inc.	4.500%	11/13/25	4,528	4,733
	Zoetis Inc.	3.000%	9/12/27	14,989	14,868
	Zoetis Inc.	3.900%	8/20/28	8,200	8,429
	Zoetis Inc.	2.000%	5/15/30	13,550	12,172
	Zoetis Inc.	4.700%	2/1/43	14,855	16,608
	Zoetis Inc.	3.950%	9/12/47	7,728	7,953
	Zoetis Inc.	4.450%	8/20/48	10,396	11,573
	Zoetis Inc.	3.000%	5/15/50	2,442	2,177
					8,844,453
Industrials (2.1%)
[4]	3M Co.	3.250%	2/14/24	15,174	15,382
	3M Co.	2.000%	2/14/25	10,699	10,468
	3M Co.	2.650%	4/15/25	16,225	16,123
[4]	3M Co.	3.000%	8/7/25	8,341	8,379
[4]	3M Co.	2.250%	9/19/26	14,797	14,395
	3M Co.	2.875%	10/15/27	6,864	6,834
[4]	3M Co.	3.625%	9/14/28	1,795	1,845
[4]	3M Co.	3.375%	3/1/29	15,200	15,454
	3M Co.	2.375%	8/26/29	17,871	16,999
	3M Co.	3.050%	4/15/30	5,225	5,186
[4]	3M Co.	5.700%	3/15/37	63	78
[4]	3M Co.	3.875%	6/15/44	1,401	1,418
[4]	3M Co.	3.125%	9/19/46	12,930	11,649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	3M Co.	3.625%	10/15/47	10,207	10,110
[4]	3M Co.	4.000%	9/14/48	15,345	16,267
	3M Co.	3.250%	8/26/49	6,991	6,538
	3M Co.	3.700%	4/15/50	6,454	6,496
	Acuity Brands Lighting Inc.	2.150%	12/15/30	5,789	5,088
	Allegion plc	3.500%	10/1/29	5,417	5,243
	Allegion US Holding Co. Inc.	3.200%	10/1/24	1,700	1,678
	Allegion US Holding Co. Inc.	3.550%	10/1/27	5,169	5,079
[4]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	8,800	7,885
[4]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	766	738
[4]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,639	2,534
[4]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	7,951	7,459
[4]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	4,631	4,333
[4]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	1,932	1,867
[4]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	2,973	2,830
[4]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	7,971	7,503
	Amphenol Corp.	3.200%	4/1/24	4,250	4,275
	Amphenol Corp.	2.050%	3/1/25	3,550	3,454
	Amphenol Corp.	4.350%	6/1/29	5,250	5,534
	Amphenol Corp.	2.800%	2/15/30	16,298	15,437
	Amphenol Corp.	2.200%	9/15/31	4,175	3,713
[4]	BNSF Funding Trust I	6.613%	12/15/55	800	848
	Boeing Co.	2.800%	3/1/23	9,441	9,463
	Boeing Co.	4.508%	5/1/23	38,804	39,467
	Boeing Co.	1.875%	6/15/23	13,224	13,086
	Boeing Co.	1.433%	2/4/24	30,977	29,970
	Boeing Co.	2.800%	3/1/24	6,075	6,044
	Boeing Co.	2.850%	10/30/24	7,983	7,874
	Boeing Co.	2.500%	3/1/25	2,831	2,772
	Boeing Co.	4.875%	5/1/25	49,870	51,500
	Boeing Co.	7.250%	6/15/25	675	750
	Boeing Co.	2.600%	10/30/25	4,700	4,537
	Boeing Co.	2.750%	2/1/26	9,246	8,974
	Boeing Co.	2.196%	2/4/26	74,902	70,868
	Boeing Co.	3.100%	5/1/26	10,285	10,095
	Boeing Co.	2.250%	6/15/26	7,101	6,696
	Boeing Co.	2.700%	2/1/27	14,371	13,802
	Boeing Co.	2.800%	3/1/27	6,944	6,632
	Boeing Co.	5.040%	5/1/27	28,250	29,715
	Boeing Co.	3.250%	2/1/28	14,563	14,065
	Boeing Co.	3.250%	3/1/28	5,257	5,057
	Boeing Co.	3.200%	3/1/29	11,117	10,611
	Boeing Co.	2.950%	2/1/30	13,171	12,206
	Boeing Co.	5.150%	5/1/30	65,865	70,150
	Boeing Co.	3.625%	2/1/31	26,866	26,145
	Boeing Co.	6.125%	2/15/33	7,993	9,063
	Boeing Co.	3.600%	5/1/34	28,023	26,187
	Boeing Co.	3.250%	2/1/35	14,381	12,864
	Boeing Co.	6.625%	2/15/38	8,325	9,896
	Boeing Co.	3.550%	3/1/38	4,603	4,096
	Boeing Co.	3.500%	3/1/39	6,584	5,726

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	6.875%	3/15/39	11,943	14,833
Boeing Co.	5.875%	2/15/40	7,390	8,273
Boeing Co.	5.705%	5/1/40	43,732	48,985
Boeing Co.	3.375%	6/15/46	10,200	8,438
Boeing Co.	3.650%	3/1/47	10,417	8,869
Boeing Co.	3.625%	3/1/48	4,625	3,953
Boeing Co.	3.850%	11/1/48	4,594	4,031
Boeing Co.	3.900%	5/1/49	13,090	11,822
Boeing Co.	3.750%	2/1/50	11,458	10,250
Boeing Co.	5.805%	5/1/50	70,835	81,743
Boeing Co.	3.825%	3/1/59	8,550	7,143
Boeing Co.	3.950%	8/1/59	6,805	5,922
Boeing Co.	5.930%	5/1/60	43,726	50,616
Burlington Northern Santa Fe LLC	3.850%	9/1/23	11,750	11,943
Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,867	10,060
Burlington Northern Santa Fe LLC	3.400%	9/1/24	14,404	14,652
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,150	12,237
Burlington Northern Santa Fe LLC	3.650%	9/1/25	11,502	11,766
Burlington Northern Santa Fe LLC	7.000%	12/15/25	2,116	2,400
Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,067	7,170
Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,700	4,734
Burlington Northern Santa Fe LLC	6.150%	5/1/37	4,346	5,597
Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,574	10,714
Burlington Northern Santa Fe LLC	5.050%	3/1/41	8,850	10,302
Burlington Northern Santa Fe LLC	5.400%	6/1/41	14,191	17,171
Burlington Northern Santa Fe LLC	4.950%	9/15/41	5,100	5,867
Burlington Northern Santa Fe LLC	4.400%	3/15/42	10,571	11,465
Burlington Northern Santa Fe LLC	4.375%	9/1/42	12,897	13,974
Burlington Northern Santa Fe LLC	4.450%	3/15/43	15,822	17,349
Burlington Northern Santa Fe LLC	5.150%	9/1/43	5,408	6,414
Burlington Northern Santa Fe LLC	4.900%	4/1/44	17,049	19,691
Burlington Northern Santa Fe LLC	4.550%	9/1/44	13,479	14,960
Burlington Northern Santa Fe LLC	4.150%	4/1/45	16,895	17,905
Burlington Northern Santa Fe LLC	4.700%	9/1/45	9,483	10,746
Burlington Northern Santa Fe LLC	3.900%	8/1/46	15,293	15,825
Burlington Northern Santa Fe LLC	4.125%	6/15/47	14,408	15,505
Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,526	5,868
Burlington Northern Santa Fe LLC	4.150%	12/15/48	7,101	7,679
Burlington Northern Santa Fe LLC	3.550%	2/15/50	15,575	15,445
Burlington Northern Santa Fe LLC	3.050%	2/15/51	6,050	5,500
Burlington Northern Santa Fe LLC	3.300%	9/15/51	4,312	4,111
Burlington Northern Santa Fe LLC	2.875%	6/15/52	8,250	7,301
Canadian National Railway Co.	2.950%	11/21/24	9,319	9,308
Canadian National Railway Co.	2.750%	3/1/26	7,947	7,875
Canadian National Railway Co.	6.900%	7/15/28	2,250	2,700
Canadian National Railway Co.	6.250%	8/1/34	1,620	2,045
Canadian National Railway Co.	6.200%	6/1/36	5,983	7,506
Canadian National Railway Co.	6.375%	11/15/37	4,348	5,584
Canadian National Railway Co.	3.200%	8/2/46	4,142	3,894
Canadian National Railway Co.	3.650%	2/3/48	21,991	22,091
Canadian National Railway Co.	4.450%	1/20/49	1,645	1,861
Canadian National Railway Co.	2.450%	5/1/50	15,850	12,923
Canadian Pacific Railway Co.	1.350%	12/2/24	6,070	5,831
Canadian Pacific Railway Co.	2.900%	2/1/25	7,576	7,553
Canadian Pacific Railway Co.	1.750%	12/2/26	4,850	4,578
Canadian Pacific Railway Co.	4.000%	6/1/28	1,811	1,891
Canadian Pacific Railway Co.	2.050%	3/5/30	4,311	3,953
Canadian Pacific Railway Co.	7.125%	10/15/31	1,660	2,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Pacific Railway Co.	2.450%	12/2/31	19,308	17,907
	Canadian Pacific Railway Co.	5.750%	3/15/33	375	448
	Canadian Pacific Railway Co.	4.800%	9/15/35	3,218	3,547
	Canadian Pacific Railway Co.	5.950%	5/15/37	15,804	19,451
	Canadian Pacific Railway Co.	3.000%	12/2/41	12,540	11,319
	Canadian Pacific Railway Co.	5.750%	1/15/42	12,745	15,475
	Canadian Pacific Railway Co.	4.800%	8/1/45	5,621	6,301
	Canadian Pacific Railway Co.	3.100%	12/2/51	32,055	28,505
	Canadian Pacific Railway Co.	6.125%	9/15/15	6,474	8,321
	Carrier Global Corp.	2.242%	2/15/25	27,008	26,244
	Carrier Global Corp.	2.493%	2/15/27	17,752	16,947
	Carrier Global Corp.	2.722%	2/15/30	41,237	38,761
	Carrier Global Corp.	2.700%	2/15/31	5,675	5,300
	Carrier Global Corp.	3.377%	4/5/40	25,251	22,983
	Carrier Global Corp.	3.577%	4/5/50	39,387	36,038
[4]	Caterpillar Financial Services Corp.	3.450%	5/15/23	7,181	7,273
	Caterpillar Financial Services Corp.	0.650%	7/7/23	9,493	9,308
[4]	Caterpillar Financial Services Corp.	0.450%	9/14/23	9,050	8,824
[4]	Caterpillar Financial Services Corp.	3.750%	11/24/23	10,606	10,868
[4]	Caterpillar Financial Services Corp.	3.650%	12/7/23	5,491	5,605
[4]	Caterpillar Financial Services Corp.	0.950%	1/10/24	13,755	13,407
[4]	Caterpillar Financial Services Corp.	2.850%	5/17/24	7,927	7,969
[4]	Caterpillar Financial Services Corp.	3.300%	6/9/24	7,838	7,961
[4]	Caterpillar Financial Services Corp.	0.600%	9/13/24	8,605	8,203
[4]	Caterpillar Financial Services Corp.	2.150%	11/8/24	11,248	11,145
[4]	Caterpillar Financial Services Corp.	3.250%	12/1/24	16,400	16,657
[4]	Caterpillar Financial Services Corp.	1.450%	5/15/25	6,707	6,443
[4]	Caterpillar Financial Services Corp.	0.800%	11/13/25	9,601	8,924
	Caterpillar Financial Services Corp.	0.900%	3/2/26	9,963	9,262
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,462	6,334
[4]	Caterpillar Financial Services Corp.	1.150%	9/14/26	5,100	4,736
[4]	Caterpillar Financial Services Corp.	1.700%	1/8/27	6,525	6,180
[4]	Caterpillar Financial Services Corp.	1.100%	9/14/27	7,842	7,147
	Caterpillar Inc.	3.400%	5/15/24	17,696	17,988
	Caterpillar Inc.	2.600%	9/19/29	11,644	11,307
	Caterpillar Inc.	2.600%	4/9/30	19,919	19,411
	Caterpillar Inc.	5.300%	9/15/35	3,533	4,195
	Caterpillar Inc.	6.050%	8/15/36	10,011	12,737
	Caterpillar Inc.	5.200%	5/27/41	10,140	12,299
	Caterpillar Inc.	3.803%	8/15/42	24,299	25,198
	Caterpillar Inc.	4.300%	5/15/44	5,661	6,214
	Caterpillar Inc.	3.250%	9/19/49	12,380	12,013
	Caterpillar Inc.	3.250%	4/9/50	6,023	5,850
	Caterpillar Inc.	4.750%	5/15/64	5,235	6,446
	CH Robinson Worldwide Inc.	4.200%	4/15/28	7,758	7,996
	CNH Industrial Capital LLC	1.950%	7/2/23	3,467	3,433
	CNH Industrial Capital LLC	4.200%	1/15/24	27,900	28,513
	CNH Industrial Capital LLC	1.875%	1/15/26	6,415	6,076
	CNH Industrial Capital LLC	1.450%	7/15/26	3,163	2,916
	CNH Industrial NV	4.500%	8/15/23	4,511	4,608
[4]	CNH Industrial NV	3.850%	11/15/27	6,719	6,765
[4]	Continental Airlines Pass-Through Trust Class A Series 2007-1	5.983%	4/19/22	577	572
[4]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	810	809
	Crane Co.	4.450%	12/15/23	6,450	6,596
	Crane Co.	4.200%	3/15/48	5,000	5,074
	CSX Corp.	3.400%	8/1/24	5,250	5,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	3.350%	11/1/25	15,086	15,213
	CSX Corp.	2.600%	11/1/26	9,258	9,074
	CSX Corp.	3.250%	6/1/27	14,809	14,877
	CSX Corp.	3.800%	3/1/28	17,247	17,760
	CSX Corp.	4.250%	3/15/29	18,808	19,927
	CSX Corp.	2.400%	2/15/30	8,450	7,980
	CSX Corp.	6.000%	10/1/36	6,969	8,561
	CSX Corp.	6.150%	5/1/37	9,942	12,471
	CSX Corp.	6.220%	4/30/40	9,791	12,594
	CSX Corp.	5.500%	4/15/41	10,057	12,026
	CSX Corp.	4.750%	5/30/42	4,185	4,630
	CSX Corp.	4.400%	3/1/43	913	962
	CSX Corp.	4.100%	3/15/44	10,705	10,955
	CSX Corp.	3.800%	11/1/46	5,437	5,452
	CSX Corp.	4.300%	3/1/48	1,990	2,126
	CSX Corp.	4.750%	11/15/48	8,026	9,189
	CSX Corp.	4.500%	3/15/49	13,671	15,013
	CSX Corp.	3.350%	9/15/49	9,917	9,249
	CSX Corp.	3.800%	4/15/50	2,390	2,413
	CSX Corp.	2.500%	5/15/51	4,769	3,855
	CSX Corp.	4.500%	8/1/54	1,400	1,546
	CSX Corp.	4.250%	11/1/66	9,430	9,748
	CSX Corp.	4.650%	3/1/68	12,349	13,642
	Cummins Inc.	3.650%	10/1/23	2,392	2,426
	Cummins Inc.	0.750%	9/1/25	4,028	3,741
	Cummins Inc.	1.500%	9/1/30	9,985	8,650
	Cummins Inc.	4.875%	10/1/43	9,230	10,318
	Cummins Inc.	2.600%	9/1/50	8,060	6,501
	Deere & Co.	2.750%	4/15/25	11,900	11,879
	Deere & Co.	5.375%	10/16/29	10,319	11,868
	Deere & Co.	3.100%	4/15/30	11,175	11,199
	Deere & Co.	7.125%	3/3/31	1,433	1,858
	Deere & Co.	3.900%	6/9/42	8,414	8,953
	Deere & Co.	2.875%	9/7/49	2,005	1,833
	Deere & Co.	3.750%	4/15/50	16,325	17,345
[7]	Delta Air Lines Inc.	7.000%	5/1/25	6,427	6,879
[7]	Delta Air Lines Inc.	4.500%	10/20/25	6,400	6,446
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,200	1,211
[4]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	6,000	5,991
[4]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	8,589	7,858
	Dover Corp.	3.150%	11/15/25	9,140	9,118
	Dover Corp.	2.950%	11/4/29	4,247	4,133
	Dover Corp.	5.375%	10/15/35	2,460	2,773
	Dover Corp.	5.375%	3/1/41	4,109	4,726
	Eaton Corp.	3.103%	9/15/27	14,800	14,817
	Eaton Corp.	4.000%	11/2/32	10,992	11,538
	Eaton Corp.	4.150%	11/2/42	5,937	6,158
	Eaton Corp.	3.915%	9/15/47	3,988	4,006
	Emerson Electric Co.	3.150%	6/1/25	7,008	7,045
	Emerson Electric Co.	0.875%	10/15/26	6,900	6,341
	Emerson Electric Co.	1.800%	10/15/27	16,505	15,474
	Emerson Electric Co.	2.000%	12/21/28	8,555	7,974
	Emerson Electric Co.	1.950%	10/15/30	7,000	6,360
	Emerson Electric Co.	2.200%	12/21/31	12,975	11,972
	Emerson Electric Co.	2.750%	10/15/50	9,803	8,323
	Emerson Electric Co.	2.800%	12/21/51	10,500	9,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FedEx Corp.	3.250%	4/1/26	9,805	9,928
	FedEx Corp.	3.400%	2/15/28	5,891	5,921
	FedEx Corp.	4.200%	10/17/28	80	84
	FedEx Corp.	3.100%	8/5/29	13,220	13,010
	FedEx Corp.	4.250%	5/15/30	9,403	9,863
	FedEx Corp.	2.400%	5/15/31	6,782	6,203
	FedEx Corp.	4.900%	1/15/34	5,167	5,721
	FedEx Corp.	3.900%	2/1/35	13,079	13,001
	FedEx Corp.	3.250%	5/15/41	7,870	7,062
	FedEx Corp.	3.875%	8/1/42	5,379	5,180
	FedEx Corp.	4.100%	4/15/43	6,795	6,685
	FedEx Corp.	5.100%	1/15/44	9,072	10,132
	FedEx Corp.	4.100%	2/1/45	5,632	5,508
	FedEx Corp.	4.750%	11/15/45	19,703	20,996
	FedEx Corp.	4.550%	4/1/46	16,140	16,962
	FedEx Corp.	4.400%	1/15/47	9,780	10,059
	FedEx Corp.	4.050%	2/15/48	13,396	13,216
	FedEx Corp.	4.950%	10/17/48	16,233	18,071
	FedEx Corp.	5.250%	5/15/50	11,642	13,519
	FedEx Corp.	4.500%	2/1/65	1,124	1,144
[4]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	19,224	17,414
	Fortive Corp.	3.150%	6/15/26	11,729	11,692
	Fortive Corp.	4.300%	6/15/46	7,500	7,886
	General Dynamics Corp.	3.375%	5/15/23	23,003	23,273
	General Dynamics Corp.	1.875%	8/15/23	21,375	21,257
	General Dynamics Corp.	2.375%	11/15/24	9,739	9,670
	General Dynamics Corp.	3.250%	4/1/25	1,711	1,730
	General Dynamics Corp.	3.500%	5/15/25	14,934	15,206
	General Dynamics Corp.	2.125%	8/15/26	7,134	6,897
	General Dynamics Corp.	2.625%	11/15/27	14,129	13,804
	General Dynamics Corp.	3.750%	5/15/28	11,239	11,559
	General Dynamics Corp.	3.625%	4/1/30	14,166	14,616
	General Dynamics Corp.	4.250%	4/1/40	10,375	11,302
	General Dynamics Corp.	3.600%	11/15/42	4,518	4,522
[4]	General Electric Co.	6.750%	3/15/32	42,333	53,335
[4]	General Electric Co.	5.875%	1/14/38	22,600	27,172
	Honeywell International Inc.	3.350%	12/1/23	5,860	5,939
	Honeywell International Inc.	2.300%	8/15/24	16,706	16,638
	Honeywell International Inc.	1.350%	6/1/25	15,900	15,274
	Honeywell International Inc.	2.500%	11/1/26	22,601	22,298
	Honeywell International Inc.	1.100%	3/1/27	15,713	14,481
	Honeywell International Inc.	2.700%	8/15/29	8,213	8,064
	Honeywell International Inc.	1.950%	6/1/30	12,780	11,790
	Honeywell International Inc.	1.750%	9/1/31	21,306	19,089
	Honeywell International Inc.	5.700%	3/15/36	5,344	6,621
	Honeywell International Inc.	5.700%	3/15/37	8,865	11,027
	Honeywell International Inc.	5.375%	3/1/41	5,500	6,824
	Honeywell International Inc.	3.812%	11/21/47	4,916	5,230
[7]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	2,350	2,282
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	8,728	8,823
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	9,221	9,112
[7]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	6,940	6,273
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	8,083	8,371
	IDEX Corp.	3.000%	5/1/30	5,240	4,925
	Illinois Tool Works Inc.	3.500%	3/1/24	6,330	6,437
	Illinois Tool Works Inc.	2.650%	11/15/26	19,621	19,406
	Illinois Tool Works Inc.	4.875%	9/15/41	4,670	5,419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Tool Works Inc.	3.900%	9/1/42	17,870	18,328
	JB Hunt Transport Services Inc.	3.875%	3/1/26	8,323	8,507
[4]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	6,776	6,734
[4]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	9,110	8,404
[4]	John Deere Capital Corp.	1.200%	4/6/23	1,139	1,127
[4]	John Deere Capital Corp.	3.450%	6/7/23	5,500	5,568
[4]	John Deere Capital Corp.	0.700%	7/5/23	3,847	3,777
[4]	John Deere Capital Corp.	0.400%	10/10/23	3,375	3,282
	John Deere Capital Corp.	3.650%	10/12/23	4,687	4,780
[4]	John Deere Capital Corp.	0.900%	1/10/24	5,000	4,863
[4]	John Deere Capital Corp.	2.600%	3/7/24	6,020	6,034
[4]	John Deere Capital Corp.	3.350%	6/12/24	21,467	21,805
[4]	John Deere Capital Corp.	2.650%	6/24/24	6,508	6,520
[4]	John Deere Capital Corp.	0.625%	9/10/24	6,250	5,977
[4]	John Deere Capital Corp.	2.050%	1/9/25	11,319	11,136
[4]	John Deere Capital Corp.	1.250%	1/10/25	13,200	12,705
[4]	John Deere Capital Corp.	3.450%	3/13/25	17,998	18,291
[4]	John Deere Capital Corp.	3.400%	9/11/25	5,310	5,398
[4]	John Deere Capital Corp.	0.700%	1/15/26	3,108	2,878
[4]	John Deere Capital Corp.	2.650%	6/10/26	7,325	7,255
[4]	John Deere Capital Corp.	1.050%	6/17/26	7,750	7,189
[4]	John Deere Capital Corp.	2.250%	9/14/26	24,987	24,290
[4]	John Deere Capital Corp.	1.700%	1/11/27	11,325	10,688
[4]	John Deere Capital Corp.	1.750%	3/9/27	7,006	6,631
[4]	John Deere Capital Corp.	2.800%	9/8/27	13,224	13,104
[4]	John Deere Capital Corp.	3.050%	1/6/28	14,276	14,293
[4]	John Deere Capital Corp.	3.450%	3/7/29	7,205	7,407
[4]	John Deere Capital Corp.	2.800%	7/18/29	10,606	10,443
[4]	John Deere Capital Corp.	2.450%	1/9/30	11,367	10,888
	John Deere Capital Corp.	1.450%	1/15/31	5,558	4,885
[4]	Johnson Controls International plc	3.625%	7/2/24	2,400	2,430
[4]	Johnson Controls International plc	3.900%	2/14/26	5,764	5,901
	Johnson Controls International plc	1.750%	9/15/30	8,647	7,739
	Johnson Controls International plc	2.000%	9/16/31	4,376	3,848
[4]	Johnson Controls International plc	6.000%	1/15/36	2,798	3,434
[4]	Johnson Controls International plc	4.625%	7/2/44	10,452	11,240
[4]	Johnson Controls International plc	5.125%	9/14/45	3,613	4,066
	Johnson Controls International plc	4.500%	2/15/47	9,066	9,560
[4]	Johnson Controls International plc	4.950%	7/2/64	5,257	5,548
[4]	Kansas City Southern	3.000%	5/15/23	17,791	17,842
	Kansas City Southern	2.875%	11/15/29	6,985	6,714
[4]	Kansas City Southern	4.300%	5/15/43	5,740	5,840
[4]	Kansas City Southern	4.950%	8/15/45	9,025	10,009
	Kansas City Southern	4.700%	5/1/48	10,942	12,114
	Kansas City Southern	3.500%	5/1/50	10,450	9,736
	Kennametal Inc.	4.625%	6/15/28	8,800	9,136
	Keysight Technologies Inc.	4.550%	10/30/24	13,592	13,988
	Keysight Technologies Inc.	4.600%	4/6/27	12,825	13,440
	Keysight Technologies Inc.	3.000%	10/30/29	2,400	2,291
	Kirby Corp.	4.200%	3/1/28	13,926	13,834
	L3Harris Technologies Inc.	3.850%	6/15/23	6,392	6,479
	L3Harris Technologies Inc.	3.950%	5/28/24	5,069	5,148
	L3Harris Technologies Inc.	3.832%	4/27/25	18,488	18,735
	L3Harris Technologies Inc.	3.850%	12/15/26	6,636	6,752
	L3Harris Technologies Inc.	4.400%	6/15/28	2,202	2,284
[4]	L3Harris Technologies Inc.	4.400%	6/15/28	16,594	17,258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	L3Harris Technologies Inc.	2.900%	12/15/29	7,349	7,065
	L3Harris Technologies Inc.	1.800%	1/15/31	6,370	5,542
	L3Harris Technologies Inc.	4.854%	4/27/35	6,316	6,877
	L3Harris Technologies Inc.	5.054%	4/27/45	6,891	7,847
	Lennox International Inc.	3.000%	11/15/23	1,075	1,077
	Lennox International Inc.	1.350%	8/1/25	5,850	5,486
	Lennox International Inc.	1.700%	8/1/27	5,850	5,363
	Lockheed Martin Corp.	2.900%	3/1/25	10,150	10,193
	Lockheed Martin Corp.	3.550%	1/15/26	26,259	26,910
	Lockheed Martin Corp.	3.600%	3/1/35	12,134	12,254
	Lockheed Martin Corp.	4.500%	5/15/36	9,910	10,937
[4]	Lockheed Martin Corp.	6.150%	9/1/36	8,485	10,765
	Lockheed Martin Corp.	5.720%	6/1/40	6,110	7,599
	Lockheed Martin Corp.	4.070%	12/15/42	22,310	23,677
	Lockheed Martin Corp.	3.800%	3/1/45	8,194	8,384
	Lockheed Martin Corp.	4.700%	5/15/46	19,961	23,098
	Lockheed Martin Corp.	2.800%	6/15/50	3,355	2,944
	Lockheed Martin Corp.	4.090%	9/15/52	20,336	22,319
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	17,000	17,699
	Norfolk Southern Corp.	3.850%	1/15/24	3,105	3,154
	Norfolk Southern Corp.	3.650%	8/1/25	2,313	2,344
	Norfolk Southern Corp.	2.900%	6/15/26	4,821	4,769
	Norfolk Southern Corp.	7.800%	5/15/27	2,900	3,497
	Norfolk Southern Corp.	3.150%	6/1/27	10,432	10,356
	Norfolk Southern Corp.	3.800%	8/1/28	10,700	10,945
	Norfolk Southern Corp.	2.550%	11/1/29	11,336	10,863
	Norfolk Southern Corp.	2.300%	5/15/31	5,913	5,501
	Norfolk Southern Corp.	3.000%	3/15/32	8,380	8,177
	Norfolk Southern Corp.	7.050%	5/1/37	1,347	1,756
	Norfolk Southern Corp.	4.837%	10/1/41	22,171	25,031
	Norfolk Southern Corp.	3.950%	10/1/42	1,678	1,694
	Norfolk Southern Corp.	4.450%	6/15/45	7,663	8,253
	Norfolk Southern Corp.	4.650%	1/15/46	7,172	8,032
	Norfolk Southern Corp.	3.942%	11/1/47	3,796	3,877
	Norfolk Southern Corp.	4.150%	2/28/48	3,719	3,905
	Norfolk Southern Corp.	4.100%	5/15/49	5,605	5,874
	Norfolk Southern Corp.	3.400%	11/1/49	5,640	5,267
	Norfolk Southern Corp.	3.050%	5/15/50	11,028	9,845
	Norfolk Southern Corp.	4.050%	8/15/52	7,279	7,586
	Norfolk Southern Corp.	3.155%	5/15/55	25,292	22,606
	Norfolk Southern Corp.	4.100%	5/15/21	9,317	8,768
	Northrop Grumman Corp.	3.250%	8/1/23	5,459	5,517
	Northrop Grumman Corp.	2.930%	1/15/25	10,645	10,632
	Northrop Grumman Corp.	3.200%	2/1/27	3,604	3,615
	Northrop Grumman Corp.	3.250%	1/15/28	35,719	35,730
	Northrop Grumman Corp.	4.400%	5/1/30	16,818	18,035
[7]	Northrop Grumman Corp.	7.750%	2/15/31	5,416	7,012
	Northrop Grumman Corp.	5.150%	5/1/40	23,349	27,218
	Northrop Grumman Corp.	5.050%	11/15/40	6,900	7,995
	Northrop Grumman Corp.	4.750%	6/1/43	15,265	17,203
	Northrop Grumman Corp.	3.850%	4/15/45	5,798	5,812
	Northrop Grumman Corp.	4.030%	10/15/47	28,781	30,266
	Northrop Grumman Corp.	5.250%	5/1/50	400	500
	nVent Finance Sarl	4.550%	4/15/28	6,999	7,216
	Oshkosh Corp.	4.600%	5/15/28	9,000	9,231
	Oshkosh Corp.	3.100%	3/1/30	1,300	1,215
	Otis Worldwide Corp.	2.056%	4/5/25	11,998	11,690
	Otis Worldwide Corp.	2.293%	4/5/27	7,635	7,245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Otis Worldwide Corp.	2.565%	2/15/30	20,944	19,573
	Otis Worldwide Corp.	3.112%	2/15/40	14,095	12,512
	Otis Worldwide Corp.	3.362%	2/15/50	5,603	4,961
[4]	PACCAR Financial Corp.	2.650%	4/6/23	5,400	5,433
	PACCAR Financial Corp.	3.400%	8/9/23	6,446	6,517
[4]	PACCAR Financial Corp.	0.350%	8/11/23	4,850	4,726
[4]	PACCAR Financial Corp.	0.350%	2/2/24	4,265	4,108
[4]	PACCAR Financial Corp.	2.150%	8/15/24	6,239	6,172
[4]	PACCAR Financial Corp.	1.800%	2/6/25	7,626	7,398
	Parker-Hannifin Corp.	2.700%	6/14/24	10,239	10,177
[4]	Parker-Hannifin Corp.	3.300%	11/21/24	15,556	15,652
	Parker-Hannifin Corp.	3.250%	3/1/27	21,838	21,837
	Parker-Hannifin Corp.	3.250%	6/14/29	9,585	9,457
[4]	Parker-Hannifin Corp.	4.200%	11/21/34	5,769	5,889
[4]	Parker-Hannifin Corp.	6.250%	5/15/38	4,954	6,090
[4]	Parker-Hannifin Corp.	4.450%	11/21/44	6,268	6,501
	Parker-Hannifin Corp.	4.100%	3/1/47	8,522	8,506
	Parker-Hannifin Corp.	4.000%	6/14/49	12,563	12,502
	Pentair Finance Sarl	4.500%	7/1/29	4,406	4,585
	Precision Castparts Corp.	3.250%	6/15/25	15,340	15,530
	Precision Castparts Corp.	3.900%	1/15/43	6,025	6,132
	Precision Castparts Corp.	4.375%	6/15/45	3,917	4,227
	Raytheon Technologies Corp.	3.200%	3/15/24	13,973	14,128
	Raytheon Technologies Corp.	3.950%	8/16/25	26,063	26,897
	Raytheon Technologies Corp.	2.650%	11/1/26	3,263	3,201
	Raytheon Technologies Corp.	3.500%	3/15/27	12,444	12,630
	Raytheon Technologies Corp.	3.125%	5/4/27	9,307	9,332
	Raytheon Technologies Corp.	7.200%	8/15/27	3,260	3,885
	Raytheon Technologies Corp.	4.125%	11/16/28	42,597	44,533
	Raytheon Technologies Corp.	2.250%	7/1/30	6,903	6,397
	Raytheon Technologies Corp.	1.900%	9/1/31	14,612	12,948
	Raytheon Technologies Corp.	2.375%	3/15/32	13,640	12,547
	Raytheon Technologies Corp.	5.400%	5/1/35	10,810	12,715
	Raytheon Technologies Corp.	6.050%	6/1/36	13,483	16,759
	Raytheon Technologies Corp.	6.125%	7/15/38	6,313	7,956
	Raytheon Technologies Corp.	4.450%	11/16/38	12,854	13,948
	Raytheon Technologies Corp.	4.700%	12/15/41	8,705	9,578
	Raytheon Technologies Corp.	4.500%	6/1/42	41,874	46,095
	Raytheon Technologies Corp.	4.800%	12/15/43	13,376	14,950
	Raytheon Technologies Corp.	4.150%	5/15/45	16,637	17,156
	Raytheon Technologies Corp.	3.750%	11/1/46	15,221	15,050
	Raytheon Technologies Corp.	4.350%	4/15/47	16,357	17,578
	Raytheon Technologies Corp.	4.050%	5/4/47	18,006	18,562
	Raytheon Technologies Corp.	4.625%	11/16/48	3,295	3,720
	Raytheon Technologies Corp.	3.125%	7/1/50	13,170	11,847
	Raytheon Technologies Corp.	2.820%	9/1/51	13,285	11,219
	Raytheon Technologies Corp.	3.030%	3/15/52	24,430	21,510
	Republic Services Inc.	4.750%	5/15/23	3,358	3,423
	Republic Services Inc.	2.500%	8/15/24	8,503	8,417
	Republic Services Inc.	3.200%	3/15/25	8,513	8,517
	Republic Services Inc.	0.875%	11/15/25	1,693	1,550
	Republic Services Inc.	2.900%	7/1/26	7,432	7,346
	Republic Services Inc.	3.375%	11/15/27	2,285	2,296
	Republic Services Inc.	3.950%	5/15/28	4,245	4,360
	Republic Services Inc.	2.300%	3/1/30	8,642	7,963
	Republic Services Inc.	1.750%	2/15/32	12,025	10,331
	Republic Services Inc.	6.200%	3/1/40	6,498	8,165
	Republic Services Inc.	5.700%	5/15/41	14,048	16,874

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic Services Inc.	3.050%	3/1/50	3,903	3,405
	Rockwell Automation Inc.	0.350%	8/15/23	2,000	1,946
	Rockwell Automation Inc.	3.500%	3/1/29	9,265	9,532
	Rockwell Automation Inc.	1.750%	8/15/31	1,500	1,325
	Rockwell Automation Inc.	4.200%	3/1/49	7,775	8,288
	Rockwell Automation Inc.	2.800%	8/15/61	2,700	2,174
[4]	Ryder System Inc.	3.750%	6/9/23	14,433	14,603
[4]	Ryder System Inc.	3.650%	3/18/24	14,468	14,630
[4]	Ryder System Inc.	2.500%	9/1/24	11,852	11,690
[4]	Ryder System Inc.	4.625%	6/1/25	11,170	11,571
[4]	Ryder System Inc.	1.750%	9/1/26	2,712	2,530
[4]	Ryder System Inc.	2.900%	12/1/26	5,429	5,282
[4]	Ryder System Inc.	2.850%	3/1/27	1,314	1,277
	Southwest Airlines Co.	4.750%	5/4/23	14,292	14,613
	Southwest Airlines Co.	5.250%	5/4/25	28,944	30,376
	Southwest Airlines Co.	3.000%	11/15/26	7,026	6,898
	Southwest Airlines Co.	5.125%	6/15/27	26,840	28,694
	Southwest Airlines Co.	3.450%	11/16/27	3,460	3,428
	Southwest Airlines Co.	2.625%	2/10/30	3,185	2,931
[4]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	136	138
[4]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,320	1,289
	Teledyne Technologies Inc.	0.650%	4/1/23	4,600	4,516
	Teledyne Technologies Inc.	0.950%	4/1/24	5,070	4,870
	Teledyne Technologies Inc.	2.250%	4/1/28	6,967	6,463
	Teledyne Technologies Inc.	2.750%	4/1/31	14,675	13,597
	Textron Inc.	4.300%	3/1/24	3,825	3,900
	Textron Inc.	3.875%	3/1/25	12,626	12,856
	Textron Inc.	4.000%	3/15/26	7,033	7,191
	Textron Inc.	3.650%	3/15/27	12,521	12,613
	Textron Inc.	3.375%	3/1/28	9,679	9,580
	Textron Inc.	3.900%	9/17/29	4,700	4,801
	Textron Inc.	2.450%	3/15/31	3,400	3,079
	Timken Co.	3.875%	9/1/24	1,000	1,006
	Timken Co.	4.500%	12/15/28	10,000	10,239
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	4,526	4,610
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	9,573	9,634
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	6,900	8,371
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	10,377	10,490
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	4,425	4,446
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	12,169	12,377
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	3,545	3,811
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	4,775	5,046
	Trimble Inc.	4.150%	6/15/23	2,188	2,217
	Trimble Inc.	4.750%	12/1/24	7,956	8,185
	Trimble Inc.	4.900%	6/15/28	7,077	7,345
	Triton Container International Ltd.	3.250%	3/15/32	7,725	7,113
	Tyco Electronics Group SA	3.450%	8/1/24	5,850	5,908
	Tyco Electronics Group SA	3.700%	2/15/26	1,184	1,207
	Tyco Electronics Group SA	3.125%	8/15/27	14,946	14,898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tyco Electronics Group SA	2.500%	2/4/32	7,000	6,513
	Tyco Electronics Group SA	7.125%	10/1/37	8,248	11,136
	Union Pacific Corp.	2.750%	4/15/23	2,130	2,137
	Union Pacific Corp.	3.500%	6/8/23	8,035	8,141
	Union Pacific Corp.	3.646%	2/15/24	9,205	9,353
	Union Pacific Corp.	3.150%	3/1/24	7,756	7,833
	Union Pacific Corp.	3.750%	3/15/24	4,136	4,200
	Union Pacific Corp.	3.250%	1/15/25	3,752	3,784
	Union Pacific Corp.	3.750%	7/15/25	19,563	20,032
	Union Pacific Corp.	3.250%	8/15/25	17,713	17,831
	Union Pacific Corp.	2.750%	3/1/26	17,316	17,209
	Union Pacific Corp.	2.150%	2/5/27	10,320	9,915
	Union Pacific Corp.	3.000%	4/15/27	2,001	2,010
	Union Pacific Corp.	3.950%	9/10/28	5,167	5,420
	Union Pacific Corp.	3.700%	3/1/29	3,482	3,591
	Union Pacific Corp.	2.400%	2/5/30	7,307	6,925
	Union Pacific Corp.	2.375%	5/20/31	5,853	5,487
	Union Pacific Corp.	2.800%	2/14/32	4,448	4,276
	Union Pacific Corp.	3.375%	2/1/35	10,043	9,887
	Union Pacific Corp.	2.891%	4/6/36	9,564	8,939
	Union Pacific Corp.	3.600%	9/15/37	15,620	15,662
	Union Pacific Corp.	3.200%	5/20/41	20,257	19,176
	Union Pacific Corp.	4.050%	11/15/45	4,044	4,149
	Union Pacific Corp.	4.050%	3/1/46	3,933	4,100
	Union Pacific Corp.	3.350%	8/15/46	7,414	6,923
	Union Pacific Corp.	4.000%	4/15/47	1,365	1,417
	Union Pacific Corp.	3.250%	2/5/50	14,728	13,758
	Union Pacific Corp.	3.799%	10/1/51	63	64
	Union Pacific Corp.	2.950%	3/10/52	13,963	12,390
	Union Pacific Corp.	3.500%	2/14/53	6,575	6,421
	Union Pacific Corp.	3.875%	2/1/55	6,000	6,098
	Union Pacific Corp.	3.950%	8/15/59	6,089	6,251
	Union Pacific Corp.	3.839%	3/20/60	22,184	22,430
	Union Pacific Corp.	3.550%	5/20/61	5,250	4,994
	Union Pacific Corp.	2.973%	9/16/62	24,830	20,998
	Union Pacific Corp.	4.100%	9/15/67	2,536	2,640
	Union Pacific Corp.	3.750%	2/5/70	6,245	6,096
	Union Pacific Corp.	3.799%	4/6/71	24,087	23,878
	Union Pacific Corp.	3.850%	2/14/72	4,350	4,316
[4]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	424	475
[4]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	4,590	4,584
[4]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	1,727	1,734
[4]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,948	2,944
[4]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	937	920
[4]	United Airlines Pass-Through Trust Class A Series 2015-1	3.700%	12/1/22	2,940	2,947
[4]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,638	2,428
[4]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	2,228	2,012
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	34,469	35,286
[4]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	3,395	3,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	23,231	22,432
[4]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	3,962	3,730
[4]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	6,012	6,041
[4]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	5,801	5,293
[4]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	9,323	9,149
	United Parcel Service Inc.	2.500%	4/1/23	9,587	9,636
	United Parcel Service Inc.	2.200%	9/1/24	3,238	3,203
	United Parcel Service Inc.	2.800%	11/15/24	20,820	20,911
	United Parcel Service Inc.	3.900%	4/1/25	9,130	9,404
	United Parcel Service Inc.	2.400%	11/15/26	8,615	8,436
	United Parcel Service Inc.	3.050%	11/15/27	8,915	8,993
	United Parcel Service Inc.	3.400%	3/15/29	10,656	10,897
	United Parcel Service Inc.	2.500%	9/1/29	7,075	6,825
	United Parcel Service Inc.	4.450%	4/1/30	2,722	2,971
	United Parcel Service Inc.	6.200%	1/15/38	9,120	11,930
	United Parcel Service Inc.	5.200%	4/1/40	16,344	19,656
	United Parcel Service Inc.	4.875%	11/15/40	7,441	8,715
	United Parcel Service Inc.	3.625%	10/1/42	11,170	11,285
	United Parcel Service Inc.	3.400%	11/15/46	5,050	5,004
	United Parcel Service Inc.	3.750%	11/15/47	12,703	13,313
	United Parcel Service Inc.	4.250%	3/15/49	12,783	14,379
	United Parcel Service Inc.	3.400%	9/1/49	8,695	8,684
	United Parcel Service Inc.	5.300%	4/1/50	14,330	18,748
	United Parcel Service of America Inc.	7.620%	4/1/30	1,888	2,429
[4]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	683	699
	Valmont Industries Inc.	5.000%	10/1/44	6,000	6,369
	Valmont Industries Inc.	5.250%	10/1/54	4,975	5,450
	Vontier Corp.	1.800%	4/1/26	5,996	5,423
	Vontier Corp.	2.400%	4/1/28	6,540	5,762
	Vontier Corp.	2.950%	4/1/31	8,608	7,643
	Waste Connections Inc.	4.250%	12/1/28	2,676	2,783
	Waste Connections Inc.	3.500%	5/1/29	12,086	12,135
	Waste Connections Inc.	2.600%	2/1/30	8,098	7,622
	Waste Connections Inc.	2.200%	1/15/32	9,345	8,365
	Waste Connections Inc.	3.050%	4/1/50	4,740	4,110
	Waste Connections Inc.	2.950%	1/15/52	8,870	7,593
	Waste Management Inc.	2.400%	5/15/23	21,625	21,625
	Waste Management Inc.	0.750%	11/15/25	3,281	3,032
	Waste Management Inc.	3.150%	11/15/27	16,226	16,279
	Waste Management Inc.	2.000%	6/1/29	2,498	2,318
	Waste Management Inc.	1.500%	3/15/31	18,075	15,557
	Waste Management Inc.	2.950%	6/1/41	9,525	8,615
	Waste Management Inc.	2.500%	11/15/50	9,573	7,737
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	12,727	12,966
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	5,998	5,904
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	11,999	11,820
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	13,100	13,840
	WW Grainger Inc.	1.850%	2/15/25	7,475	7,264
	WW Grainger Inc.	4.600%	6/15/45	12,329	13,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WW Grainger Inc.	3.750%	5/15/46	5,728	5,708
	WW Grainger Inc.	4.200%	5/15/47	4,330	4,620
	Xylem Inc.	3.250%	11/1/26	4,492	4,494
	Xylem Inc.	1.950%	1/30/28	8,900	8,255
	Xylem Inc.	2.250%	1/30/31	6,625	6,010
	Xylem Inc.	4.375%	11/1/46	5,300	5,426
					6,233,172
Materials (0.8%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	7,775	7,882
	Air Products and Chemicals Inc.	1.500%	10/15/25	786	749
	Air Products and Chemicals Inc.	1.850%	5/15/27	6,978	6,596
	Air Products and Chemicals Inc.	2.050%	5/15/30	13,390	12,344
	Air Products and Chemicals Inc.	2.700%	5/15/40	10,943	9,744
	Air Products and Chemicals Inc.	2.800%	5/15/50	11,215	9,813
	Albemarle Corp.	4.150%	12/1/24	5,965	6,104
	Albemarle Corp.	5.450%	12/1/44	7,410	8,309
[4]	Amcor Flexibles North America Inc.	3.100%	9/15/26	3,803	3,766
	Amcor Flexibles North America Inc.	2.630%	6/19/30	8,398	7,754
	Amcor Flexibles North America Inc.	2.690%	5/25/31	8,750	8,050
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	9,800	9,141
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	9,400	8,788
	ArcelorMittal SA	4.550%	3/11/26	5,140	5,295
	ArcelorMittal SA	4.250%	7/16/29	5,825	5,922
	ArcelorMittal SA	7.000%	10/15/39	10,145	12,031
	ArcelorMittal SA	6.750%	3/1/41	7,401	8,735
	Barrick Gold Corp.	6.450%	10/15/35	2,975	3,691
	Barrick Gold Corp.	5.250%	4/1/42	9,933	11,495
	Barrick North America Finance LLC	5.700%	5/30/41	11,703	14,215
	Barrick North America Finance LLC	5.750%	5/1/43	12,604	15,375
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	13,550	16,697
	Berry Global Inc.	0.950%	2/15/24	5,801	5,542
	Berry Global Inc.	1.570%	1/15/26	16,410	15,316
	Berry Global Inc.	1.650%	1/15/27	23,341	21,270
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	4,898	5,001
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	575	646
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	13,666	14,505
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	33,630	39,908
	Cabot Corp.	4.000%	7/1/29	5,388	5,422
	Carlisle Cos. Inc.	3.500%	12/1/24	3,242	3,266
	Carlisle Cos. Inc.	3.750%	12/1/27	6,762	6,870
	Carlisle Cos. Inc.	2.750%	3/1/30	11,594	10,808
	Celanese US Holdings LLC	3.500%	5/8/24	4,099	4,110
	Celanese US Holdings LLC	1.400%	8/5/26	5,212	4,697
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	1,775	1,824
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,465	5,539
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	10,225	10,359
	CF Industries Inc.	3.450%	6/1/23	4,105	4,165
	CF Industries Inc.	5.150%	3/15/34	10,955	12,180
	CF Industries Inc.	4.950%	6/1/43	10,190	10,972
	CF Industries Inc.	5.375%	3/15/44	10,323	11,657
	Dow Chemical Co.	4.550%	11/30/25	459	479
	Dow Chemical Co.	3.625%	5/15/26	7,577	7,679
	Dow Chemical Co.	4.800%	11/30/28	3,654	3,922
	Dow Chemical Co.	7.375%	11/1/29	3,640	4,556
	Dow Chemical Co.	2.100%	11/15/30	12,075	10,873
	Dow Chemical Co.	4.250%	10/1/34	11,993	12,398
	Dow Chemical Co.	9.400%	5/15/39	10,645	17,010
	Dow Chemical Co.	5.250%	11/15/41	13,371	15,205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dow Chemical Co.	4.375%	11/15/42	14,156	14,714
	Dow Chemical Co.	4.625%	10/1/44	6,042	6,383
	Dow Chemical Co.	5.550%	11/30/48	14,060	17,155
	Dow Chemical Co.	4.800%	5/15/49	11,775	12,996
	Dow Chemical Co.	3.600%	11/15/50	10,725	9,983
	DuPont de Nemours Inc.	4.205%	11/15/23	34,090	34,882
	DuPont de Nemours Inc.	4.493%	11/15/25	26,748	27,831
	DuPont de Nemours Inc.	4.725%	11/15/28	25,355	27,167
	DuPont de Nemours Inc.	5.319%	11/15/38	16,563	19,083
	DuPont de Nemours Inc.	5.419%	11/15/48	26,053	31,534
	Eastman Chemical Co.	3.800%	3/15/25	8,136	8,234
	Eastman Chemical Co.	4.500%	12/1/28	1,375	1,423
	Eastman Chemical Co.	4.800%	9/1/42	9,587	10,105
	Eastman Chemical Co.	4.650%	10/15/44	10,883	11,218
	Ecolab Inc.	0.900%	12/15/23	6,200	6,044
	Ecolab Inc.	2.700%	11/1/26	13,189	13,044
	Ecolab Inc.	1.650%	2/1/27	3,060	2,878
	Ecolab Inc.	3.250%	12/1/27	4,527	4,600
	Ecolab Inc.	4.800%	3/24/30	12,510	13,848
	Ecolab Inc.	1.300%	1/30/31	7,870	6,782
	Ecolab Inc.	2.125%	2/1/32	8,733	7,992
	Ecolab Inc.	2.125%	8/15/50	5,475	4,192
	Ecolab Inc.	2.700%	12/15/51	8,360	7,177
	Ecolab Inc.	2.750%	8/18/55	13,613	11,382
	EI du Pont de Nemours & Co.	1.700%	7/15/25	8,202	7,863
	EI du Pont de Nemours & Co.	2.300%	7/15/30	6,550	6,098
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	3,945	4,008
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	10,437	11,057
	FMC Corp.	4.100%	2/1/24	11,210	11,373
	FMC Corp.	3.200%	10/1/26	4,436	4,402
	FMC Corp.	3.450%	10/1/29	8,217	8,089
	FMC Corp.	4.500%	10/1/49	4,461	4,624
	Freeport-McMoRan Inc.	4.550%	11/14/24	2,100	2,163
	Freeport-McMoRan Inc.	5.000%	9/1/27	5,949	6,120
	Freeport-McMoRan Inc.	4.125%	3/1/28	12,100	12,096
	Freeport-McMoRan Inc.	4.375%	8/1/28	9,727	9,783
	Freeport-McMoRan Inc.	5.250%	9/1/29	8,000	8,379
	Freeport-McMoRan Inc.	4.250%	3/1/30	8,000	8,055
	Freeport-McMoRan Inc.	4.625%	8/1/30	8,750	8,946
	Freeport-McMoRan Inc.	5.400%	11/14/34	10,175	11,315
	Freeport-McMoRan Inc.	5.450%	3/15/43	22,700	25,471
	Georgia-Pacific LLC	8.000%	1/15/24	9,960	10,875
[7]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,865
[7]	Georgia-Pacific LLC	1.750%	9/30/25	5,000	4,755
	Georgia-Pacific LLC	7.375%	12/1/25	5,750	6,501
[7]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	2,734
	Georgia-Pacific LLC	7.750%	11/15/29	4,989	6,392
[7]	Georgia-Pacific LLC	2.300%	4/30/30	3,750	3,483
	Georgia-Pacific LLC	8.875%	5/15/31	5,293	7,422
	Huntsman International LLC	4.500%	5/1/29	9,441	9,749
	Huntsman International LLC	2.950%	6/15/31	4,445	4,104
	International Flavors & Fragrances Inc.	3.200%	5/1/23	2,461	2,468
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,912	3,026
	International Flavors & Fragrances Inc.	4.375%	6/1/47	6,565	6,610
	International Flavors & Fragrances Inc.	5.000%	9/26/48	10,132	11,121
	International Paper Co.	5.000%	9/15/35	6,272	7,035
	International Paper Co.	7.300%	11/15/39	7,481	9,958
	International Paper Co.	6.000%	11/15/41	8,993	10,776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Paper Co.	4.800%	6/15/44	15,659	16,712
	International Paper Co.	4.350%	8/15/48	6,825	7,170
	Kinross Gold Corp.	5.950%	3/15/24	5,344	5,588
	Kinross Gold Corp.	4.500%	7/15/27	405	416
	Linde Inc.	2.650%	2/5/25	9,925	9,863
	Linde Inc.	3.200%	1/30/26	7,185	7,248
	Linde Inc.	1.100%	8/10/30	9,325	8,019
	Linde Inc.	3.550%	11/7/42	2,695	2,741
	Linde Inc.	2.000%	8/10/50	4,800	3,640
	Lubrizol Corp.	6.500%	10/1/34	5,163	6,721
	LYB International Finance BV	4.000%	7/15/23	3,893	3,955
	LYB International Finance BV	5.250%	7/15/43	3,582	3,984
	LYB International Finance BV	4.875%	3/15/44	13,252	14,079
	LYB International Finance III LLC	1.250%	10/1/25	3,982	3,688
	LYB International Finance III LLC	2.250%	10/1/30	6,007	5,421
	LYB International Finance III LLC	3.375%	10/1/40	1,340	1,204
	LYB International Finance III LLC	4.200%	10/15/49	7,428	7,364
	LYB International Finance III LLC	4.200%	5/1/50	19,820	19,509
	LYB International Finance III LLC	3.625%	4/1/51	18,070	16,293
	LYB International Finance III LLC	3.800%	10/1/60	8,270	7,287
	LyondellBasell Industries NV	5.750%	4/15/24	6,053	6,317
	LyondellBasell Industries NV	4.625%	2/26/55	13,942	14,212
	Martin Marietta Materials Inc.	0.650%	7/15/23	1,803	1,760
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,000	2,048
	Martin Marietta Materials Inc.	3.450%	6/1/27	6,460	6,481
	Martin Marietta Materials Inc.	3.500%	12/15/27	9,175	9,228
[4]	Martin Marietta Materials Inc.	2.500%	3/15/30	6,458	5,921
	Martin Marietta Materials Inc.	2.400%	7/15/31	7,700	6,914
	Martin Marietta Materials Inc.	4.250%	12/15/47	9,780	9,766
	Martin Marietta Materials Inc.	3.200%	7/15/51	11,229	9,579
	Mosaic Co.	4.250%	11/15/23	19,977	20,416
	Mosaic Co.	4.050%	11/15/27	8,143	8,342
	Mosaic Co.	5.450%	11/15/33	8,356	9,612
	Mosaic Co.	4.875%	11/15/41	5,633	6,013
	Mosaic Co.	5.625%	11/15/43	4,761	5,730
	NewMarket Corp.	2.700%	3/18/31	5,500	5,039
	Newmont Corp.	2.800%	10/1/29	7,892	7,550
	Newmont Corp.	2.250%	10/1/30	17,104	15,614
	Newmont Corp.	2.600%	7/15/32	13,825	12,715
[4]	Newmont Corp.	5.875%	4/1/35	3,373	3,973
	Newmont Corp.	6.250%	10/1/39	15,436	19,526
	Newmont Corp.	4.875%	3/15/42	13,827	15,608
	Newmont Corp.	5.450%	6/9/44	6,100	7,258
	Nucor Corp.	4.000%	8/1/23	10,678	10,892
	Nucor Corp.	2.000%	6/1/25	4,833	4,685
	Nucor Corp.	3.950%	5/1/28	1,227	1,259
	Nucor Corp.	2.700%	6/1/30	3,300	3,130
	Nucor Corp.	3.125%	4/1/32	2,500	2,416
	Nucor Corp.	2.979%	12/15/55	25,435	20,949
	Nutrien Ltd.	1.900%	5/13/23	2,900	2,880
	Nutrien Ltd.	3.000%	4/1/25	9,196	9,143
	Nutrien Ltd.	4.000%	12/15/26	7,376	7,618
	Nutrien Ltd.	2.950%	5/13/30	11,675	11,250
	Nutrien Ltd.	4.125%	3/15/35	6,810	6,920
	Nutrien Ltd.	5.875%	12/1/36	1,100	1,317
	Nutrien Ltd.	5.625%	12/1/40	4,663	5,557
	Nutrien Ltd.	4.900%	6/1/43	7,615	8,344
	Nutrien Ltd.	5.250%	1/15/45	19,915	22,902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nutrien Ltd.	5.000%	4/1/49	7,235	8,376
	Packaging Corp. of America	3.650%	9/15/24	5,482	5,549
	Packaging Corp. of America	3.400%	12/15/27	4,882	4,889
	Packaging Corp. of America	3.000%	12/15/29	12,826	12,424
	Packaging Corp. of America	4.050%	12/15/49	3,375	3,401
	Packaging Corp. of America	3.050%	10/1/51	9,270	7,923
	PPG Industries Inc.	2.400%	8/15/24	15,023	14,820
	PPG Industries Inc.	1.200%	3/15/26	9,966	9,230
	PPG Industries Inc.	2.550%	6/15/30	6,984	6,552
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	5,810	5,900
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,600	2,432
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	8,915	7,990
	Rio Tinto Alcan Inc.	7.250%	3/15/31	1,000	1,291
	Rio Tinto Alcan Inc.	5.750%	6/1/35	9,404	11,491
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	9,990	12,074
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	14,516	17,408
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	22,290	19,307
	Rio Tinto Finance USA plc	4.750%	3/22/42	8,693	9,861
	Rio Tinto Finance USA plc	4.125%	8/21/42	10,301	11,061
	Rohm & Haas Co.	7.850%	7/15/29	5,862	7,464
	RPM International Inc.	3.750%	3/15/27	5,501	5,587
	RPM International Inc.	4.550%	3/1/29	5,183	5,424
	RPM International Inc.	2.950%	1/15/32	4,600	4,216
	RPM International Inc.	5.250%	6/1/45	3,941	4,437
	RPM International Inc.	4.250%	1/15/48	9,555	9,658
	Sherwin-Williams Co.	3.125%	6/1/24	22,869	23,013
	Sherwin-Williams Co.	3.450%	8/1/25	10,458	10,513
	Sherwin-Williams Co.	3.950%	1/15/26	9,347	9,636
	Sherwin-Williams Co.	3.450%	6/1/27	18,373	18,439
	Sherwin-Williams Co.	2.950%	8/15/29	26,297	25,358
	Sherwin-Williams Co.	2.300%	5/15/30	3,581	3,280
	Sherwin-Williams Co.	2.200%	3/15/32	7,500	6,659
	Sherwin-Williams Co.	4.000%	12/15/42	2,275	2,183
	Sherwin-Williams Co.	4.550%	8/1/45	4,659	4,845
	Sherwin-Williams Co.	4.500%	6/1/47	8,820	9,314
	Sherwin-Williams Co.	3.800%	8/15/49	7,003	6,733
	Sherwin-Williams Co.	3.300%	5/15/50	8,860	7,868
	Sherwin-Williams Co.	2.900%	3/15/52	6,550	5,388
	Sonoco Products Co.	3.125%	5/1/30	5,956	5,739
	Southern Copper Corp.	3.875%	4/23/25	2,814	2,845
	Southern Copper Corp.	7.500%	7/27/35	10,123	13,038
	Southern Copper Corp.	6.750%	4/16/40	13,029	16,617
	Southern Copper Corp.	5.250%	11/8/42	21,785	24,725
	Southern Copper Corp.	5.875%	4/23/45	20,897	25,670
	Steel Dynamics Inc.	2.800%	12/15/24	4,292	4,248
	Steel Dynamics Inc.	2.400%	6/15/25	3,935	3,813
	Steel Dynamics Inc.	5.000%	12/15/26	670	686
	Steel Dynamics Inc.	1.650%	10/15/27	3,705	3,364
	Steel Dynamics Inc.	3.450%	4/15/30	11,438	11,276
	Steel Dynamics Inc.	3.250%	1/15/31	7,004	6,791
	Steel Dynamics Inc.	3.250%	10/15/50	6,210	5,324
	Suzano Austria GmbH	6.000%	1/15/29	29,146	31,475
	Suzano Austria GmbH	5.000%	1/15/30	11,807	12,067
	Suzano Austria GmbH	3.750%	1/15/31	12,555	11,817
[4]	Suzano Austria GmbH	3.125%	1/15/32	21,289	18,985
	Teck Resources Ltd.	3.900%	7/15/30	6,450	6,439
	Teck Resources Ltd.	6.125%	10/1/35	9,632	11,349
	Teck Resources Ltd.	6.000%	8/15/40	5,259	6,045

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Teck Resources Ltd.	6.250%	7/15/41	17,750	21,257
Teck Resources Ltd.	5.200%	3/1/42	755	802
Teck Resources Ltd.	5.400%	2/1/43	1,525	1,655
Vale Overseas Ltd.	6.250%	8/10/26	19,988	21,927
Vale Overseas Ltd.	3.750%	7/8/30	20,805	20,059
Vale Overseas Ltd.	8.250%	1/17/34	4,537	5,876
Vale Overseas Ltd.	6.875%	11/21/36	28,021	33,844
Vale Overseas Ltd.	6.875%	11/10/39	17,394	21,215
Vale SA	5.625%	9/11/42	8,678	9,320
Vulcan Materials Co.	4.500%	4/1/25	7,223	7,463
Vulcan Materials Co.	3.900%	4/1/27	3,234	3,314
Vulcan Materials Co.	3.500%	6/1/30	11,036	10,965
Vulcan Materials Co.	4.500%	6/15/47	12,009	12,652
Westlake Corp.	3.600%	8/15/26	15,300	15,480
Westlake Corp.	2.875%	8/15/41	4,500	3,778
Westlake Corp.	5.000%	8/15/46	18,118	19,958
Westlake Corp.	4.375%	11/15/47	1,435	1,450
Westlake Corp.	3.125%	8/15/51	7,942	6,587
Westlake Corp.	3.375%	8/15/61	5,975	4,841
WestRock MWV LLC	8.200%	1/15/30	4,734	6,061
WestRock MWV LLC	7.950%	2/15/31	3,831	4,927
WRKCo Inc.	3.000%	9/15/24	5,140	5,115
WRKCo Inc.	3.750%	3/15/25	14,560	14,761
WRKCo Inc.	4.650%	3/15/26	16,858	17,578
WRKCo Inc.	3.375%	9/15/27	17,625	17,445
WRKCo Inc.	4.000%	3/15/28	9,262	9,455
WRKCo Inc.	3.900%	6/1/28	4,453	4,470
WRKCo Inc.	4.900%	3/15/29	17,953	19,340
WRKCo Inc.	4.200%	6/1/32	3,300	3,429
WRKCo Inc.	3.000%	6/15/33	6,204	5,796
Yamana Gold Inc.	2.630%	8/15/31	4,225	3,778
				2,407,729
Real Estate (1.1%)
Agree LP	2.000%	6/15/28	7,915	7,194
Agree LP	2.600%	6/15/33	5,183	4,568
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	23,823	23,993
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,832	2,921
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	15,404	15,677
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	4,177	4,302
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,975	6,100
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,530	3,761
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,797	5,497
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	7,849	8,484
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	10,095	11,162
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	12,091	11,915
Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,589	4,900
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	13,490	11,400
Alexandria Real Estate Equities Inc.	2.950%	3/15/34	6,700	6,308
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	6,026	6,796
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	7,935	7,867
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	5,077	4,270
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	10,030	9,330
American Assets Trust LP	3.375%	2/1/31	6,371	5,989
American Campus Communities Operating Partnership LP	3.750%	4/15/23	2,052	2,069
American Campus Communities Operating Partnership LP	4.125%	7/1/24	4,783	4,869

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	7,850	7,801
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	5,969	5,929
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	5,235	4,914
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	3,450	3,476
	American Homes 4 Rent LP	4.250%	2/15/28	7,194	7,307
	American Homes 4 Rent LP	4.900%	2/15/29	7,490	7,982
	American Homes 4 Rent LP	3.375%	7/15/51	1,979	1,657
	American Tower Corp.	3.000%	6/15/23	3,457	3,471
	American Tower Corp.	0.600%	1/15/24	3,753	3,601
	American Tower Corp.	5.000%	2/15/24	14,305	14,800
	American Tower Corp.	3.375%	5/15/24	11,305	11,347
	American Tower Corp.	2.950%	1/15/25	6,262	6,199
	American Tower Corp.	2.400%	3/15/25	9,168	8,932
	American Tower Corp.	4.000%	6/1/25	17,015	17,295
	American Tower Corp.	1.300%	9/15/25	9,450	8,815
	American Tower Corp.	1.600%	4/15/26	7,518	6,977
	American Tower Corp.	1.450%	9/15/26	8,825	8,073
	American Tower Corp.	3.375%	10/15/26	22,156	21,952
	American Tower Corp.	2.750%	1/15/27	1,036	995
	American Tower Corp.	3.125%	1/15/27	10,695	10,438
[3]	American Tower Corp.	3.650%	3/15/27	8,000	7,987
	American Tower Corp.	3.550%	7/15/27	9,308	9,243
	American Tower Corp.	3.600%	1/15/28	3,165	3,133
	American Tower Corp.	1.500%	1/31/28	9,592	8,479
	American Tower Corp.	3.950%	3/15/29	11,668	11,722
	American Tower Corp.	3.800%	8/15/29	22,248	22,171
	American Tower Corp.	2.900%	1/15/30	15,208	14,171
	American Tower Corp.	2.100%	6/15/30	10,499	9,163
	American Tower Corp.	1.875%	10/15/30	10,418	8,880
	American Tower Corp.	2.700%	4/15/31	7,161	6,492
	American Tower Corp.	2.300%	9/15/31	8,682	7,578
[3]	American Tower Corp.	4.050%	3/15/32	8,000	8,024
	American Tower Corp.	3.700%	10/15/49	7,627	6,816
	American Tower Corp.	3.100%	6/15/50	11,829	9,570
	American Tower Corp.	2.950%	1/15/51	19,933	15,731
[4]	AvalonBay Communities Inc.	2.850%	3/15/23	6,264	6,283
[4]	AvalonBay Communities Inc.	4.200%	12/15/23	1,705	1,739
[4]	AvalonBay Communities Inc.	3.500%	11/15/24	3,775	3,815
[4]	AvalonBay Communities Inc.	3.450%	6/1/25	10,745	10,815
[4]	AvalonBay Communities Inc.	3.500%	11/15/25	7,217	7,277
[4]	AvalonBay Communities Inc.	2.950%	5/11/26	4,462	4,429
[4]	AvalonBay Communities Inc.	2.900%	10/15/26	6,315	6,224
[4]	AvalonBay Communities Inc.	3.350%	5/15/27	8,786	8,790
[4]	AvalonBay Communities Inc.	3.200%	1/15/28	5,215	5,162
	AvalonBay Communities Inc.	1.900%	12/1/28	2,325	2,120
[4]	AvalonBay Communities Inc.	3.300%	6/1/29	3,420	3,423
[4]	AvalonBay Communities Inc.	2.300%	3/1/30	6,521	6,070
[4]	AvalonBay Communities Inc.	2.450%	1/15/31	3,106	2,925
	AvalonBay Communities Inc.	2.050%	1/15/32	9,650	8,726
[4]	AvalonBay Communities Inc.	3.900%	10/15/46	4,870	4,983
[4]	AvalonBay Communities Inc.	4.150%	7/1/47	925	989
[4]	AvalonBay Communities Inc.	4.350%	4/15/48	4,175	4,580
	Boston Properties LP	3.125%	9/1/23	5,739	5,773
	Boston Properties LP	3.800%	2/1/24	4,817	4,885

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boston Properties LP	3.200%	1/15/25	9,663	9,660
Boston Properties LP	3.650%	2/1/26	8,945	9,066
Boston Properties LP	2.750%	10/1/26	20,572	20,041
Boston Properties LP	4.500%	12/1/28	2,066	2,182
Boston Properties LP	3.400%	6/21/29	5,849	5,797
Boston Properties LP	2.900%	3/15/30	19,630	18,590
Boston Properties LP	3.250%	1/30/31	11,417	11,062
Boston Properties LP	2.550%	4/1/32	7,683	6,928
Boston Properties LP	2.450%	10/1/33	1,180	1,028
Brandywine Operating Partnership LP	3.950%	11/15/27	26,300	26,396
Brixmor Operating Partnership LP	3.850%	2/1/25	21,570	21,793
Brixmor Operating Partnership LP	4.125%	6/15/26	5,815	5,939
Brixmor Operating Partnership LP	3.900%	3/15/27	3,624	3,647
Brixmor Operating Partnership LP	2.250%	4/1/28	14,951	13,672
Brixmor Operating Partnership LP	4.125%	5/15/29	8,453	8,657
Brixmor Operating Partnership LP	4.050%	7/1/30	11,754	11,790
Brixmor Operating Partnership LP	2.500%	8/16/31	9,984	8,835
Broadstone Net Lease LLC	2.600%	9/15/31	4,667	4,168
Camden Property Trust	4.100%	10/15/28	10,575	11,019
Camden Property Trust	3.150%	7/1/29	11,434	11,330
Camden Property Trust	2.800%	5/15/30	15,780	15,193
Camden Property Trust	3.350%	11/1/49	2,538	2,376
CBRE Services Inc.	4.875%	3/1/26	14,015	14,735
CBRE Services Inc.	2.500%	4/1/31	5,000	4,518
Corporate Office Properties LP	2.250%	3/15/26	2,463	2,351
Corporate Office Properties LP	2.750%	4/15/31	3,919	3,529
Corporate Office Properties LP	2.900%	12/1/33	7,619	6,689
Crown Castle International Corp.	3.150%	7/15/23	8,053	8,108
Crown Castle International Corp.	3.200%	9/1/24	9,636	9,652
Crown Castle International Corp.	1.350%	7/15/25	5,680	5,307
Crown Castle International Corp.	4.450%	2/15/26	13,091	13,492
Crown Castle International Corp.	3.700%	6/15/26	18,150	18,266
Crown Castle International Corp.	4.000%	3/1/27	9,363	9,511
Crown Castle International Corp.	2.900%	3/15/27	3,720	3,597
Crown Castle International Corp.	3.650%	9/1/27	27,364	27,262
Crown Castle International Corp.	3.800%	2/15/28	28,105	28,079
Crown Castle International Corp.	4.300%	2/15/29	4,790	4,937
Crown Castle International Corp.	3.100%	11/15/29	10,050	9,548
Crown Castle International Corp.	3.300%	7/1/30	11,104	10,628
Crown Castle International Corp.	2.250%	1/15/31	15,122	13,325
Crown Castle International Corp.	2.100%	4/1/31	13,154	11,394
Crown Castle International Corp.	2.500%	7/15/31	10,290	9,202
Crown Castle International Corp.	2.900%	4/1/41	15,820	13,138
Crown Castle International Corp.	4.750%	5/15/47	3,889	4,072
Crown Castle International Corp.	5.200%	2/15/49	11,650	12,993
Crown Castle International Corp.	4.000%	11/15/49	7,336	6,883
Crown Castle International Corp.	4.150%	7/1/50	5,998	5,845
Crown Castle International Corp.	3.250%	1/15/51	11,199	9,424
CubeSmart LP	4.000%	11/15/25	2,900	2,945
CubeSmart LP	3.125%	9/1/26	3,075	3,043
CubeSmart LP	2.250%	12/15/28	4,730	4,308
CubeSmart LP	4.375%	2/15/29	5,150	5,402
CubeSmart LP	3.000%	2/15/30	4,119	3,947
CubeSmart LP	2.500%	2/15/32	9,688	8,676
CyrusOne LP	2.900%	11/15/24	6,395	6,425
CyrusOne LP	3.450%	11/15/29	9,039	9,492
CyrusOne LP	2.150%	11/1/30	5,825	5,825
Digital Realty Trust LP	3.700%	8/15/27	8,047	8,108

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Digital Realty Trust LP	4.450%	7/15/28	22,760	23,691
Digital Realty Trust LP	3.600%	7/1/29	36,128	35,882
Duke Realty LP	3.250%	6/30/26	6,284	6,253
Duke Realty LP	3.375%	12/15/27	6,870	6,806
Duke Realty LP	4.000%	9/15/28	3,875	3,961
Duke Realty LP	2.875%	11/15/29	2,654	2,544
Duke Realty LP	1.750%	7/1/30	6,506	5,673
Duke Realty LP	1.750%	2/1/31	2,300	1,998
Duke Realty LP	3.050%	3/1/50	6,870	5,861
EPR Properties	4.500%	4/1/25	1,569	1,584
EPR Properties	4.500%	6/1/27	8,083	8,005
EPR Properties	3.750%	8/15/29	6,100	5,754
EPR Properties	3.600%	11/15/31	2,405	2,186
Equinix Inc.	2.625%	11/18/24	14,011	13,810
Equinix Inc.	1.250%	7/15/25	4,740	4,421
Equinix Inc.	1.000%	9/15/25	5,085	4,672
Equinix Inc.	1.450%	5/15/26	4,456	4,099
Equinix Inc.	2.900%	11/18/26	13,561	13,165
Equinix Inc.	1.800%	7/15/27	10,250	9,345
Equinix Inc.	1.550%	3/15/28	4,342	3,845
Equinix Inc.	2.000%	5/15/28	3,000	2,702
Equinix Inc.	3.200%	11/18/29	15,949	15,323
Equinix Inc.	2.150%	7/15/30	17,244	15,142
Equinix Inc.	2.500%	5/15/31	10,935	9,827
Equinix Inc.	3.000%	7/15/50	9,808	7,924
Equinix Inc.	2.950%	9/15/51	3,665	2,935
Equinix Inc.	3.400%	2/15/52	6,495	5,663
ERP Operating LP	3.000%	4/15/23	2,628	2,644
ERP Operating LP	3.375%	6/1/25	3,010	3,044
ERP Operating LP	2.850%	11/1/26	13,673	13,444
ERP Operating LP	3.250%	8/1/27	3,941	3,919
ERP Operating LP	3.500%	3/1/28	13,867	13,956
ERP Operating LP	4.150%	12/1/28	5,643	5,848
ERP Operating LP	3.000%	7/1/29	5,990	5,880
ERP Operating LP	2.500%	2/15/30	7,354	6,964
ERP Operating LP	1.850%	8/1/31	1,525	1,355
ERP Operating LP	4.500%	7/1/44	9,595	10,518
ERP Operating LP	4.500%	6/1/45	2,575	2,779
ERP Operating LP	4.000%	8/1/47	4,626	4,753
Essential Properties LP	2.950%	7/15/31	4,700	4,127
Essex Portfolio LP	3.250%	5/1/23	3,905	3,923
Essex Portfolio LP	3.875%	5/1/24	600	608
Essex Portfolio LP	3.500%	4/1/25	15,115	15,219
Essex Portfolio LP	3.375%	4/15/26	11,809	11,820
Essex Portfolio LP	3.625%	5/1/27	400	406
Essex Portfolio LP	1.700%	3/1/28	7,825	7,087
Essex Portfolio LP	4.000%	3/1/29	10,850	11,183
Essex Portfolio LP	3.000%	1/15/30	13,815	13,295
Essex Portfolio LP	1.650%	1/15/31	3,250	2,784
Essex Portfolio LP	2.550%	6/15/31	1,510	1,381
Essex Portfolio LP	2.650%	3/15/32	6,602	6,037
Essex Portfolio LP	4.500%	3/15/48	7,390	7,818
Extra Space Storage LP	2.550%	6/1/31	5,720	5,159
Extra Space Storage LP	2.350%	3/15/32	4,073	3,587
Federal Realty Investment Trust	2.750%	6/1/23	5,237	5,222
Federal Realty Investment Trust	3.950%	1/15/24	2,157	2,185
Federal Realty Investment Trust	1.250%	2/15/26	250	231
Federal Realty Investment Trust	3.250%	7/15/27	6,100	5,993

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Realty Investment Trust	3.200%	6/15/29	6,435	6,299
	Federal Realty Investment Trust	3.500%	6/1/30	2,000	1,971
	Federal Realty Investment Trust	4.500%	12/1/44	14,908	15,161
	GLP Capital LP	5.375%	11/1/23	5,965	6,124
	GLP Capital LP	3.350%	9/1/24	7,248	7,184
	GLP Capital LP	5.250%	6/1/25	11,476	11,819
	GLP Capital LP	5.375%	4/15/26	14,214	14,840
	GLP Capital LP	5.750%	6/1/28	3,821	4,114
	GLP Capital LP	5.300%	1/15/29	10,699	11,249
	GLP Capital LP	4.000%	1/15/30	10,159	9,902
	GLP Capital LP	4.000%	1/15/31	11,745	11,398
	GLP Capital LP	3.250%	1/15/32	4,215	3,821
	Healthcare Realty Trust Inc.	3.625%	1/15/28	4,423	4,387
	Healthcare Realty Trust Inc.	2.400%	3/15/30	6,927	6,291
	Healthcare Realty Trust Inc.	2.050%	3/15/31	3,392	2,968
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	10,909	10,903
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	8,147	8,249
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	4,082	3,885
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	12,720	11,018
	Healthpeak Properties Inc.	3.400%	2/1/25	3,437	3,454
	Healthpeak Properties Inc.	4.000%	6/1/25	671	680
	Healthpeak Properties Inc.	3.250%	7/15/26	18,266	18,245
	Healthpeak Properties Inc.	2.125%	12/1/28	2,673	2,466
	Healthpeak Properties Inc.	3.500%	7/15/29	12,067	12,055
	Healthpeak Properties Inc.	3.000%	1/15/30	17,562	16,880
	Healthpeak Properties Inc.	2.875%	1/15/31	4,775	4,527
	Healthpeak Properties Inc.	6.750%	2/1/41	1,860	2,468
	Highwoods Realty LP	3.875%	3/1/27	6,453	6,505
	Highwoods Realty LP	4.125%	3/15/28	3,288	3,338
	Highwoods Realty LP	4.200%	4/15/29	4,747	4,837
	Highwoods Realty LP	3.050%	2/15/30	5,750	5,443
	Highwoods Realty LP	2.600%	2/1/31	10,493	9,506
	Host Hotels & Resorts LP	3.875%	4/1/24	4,850	4,891
[4]	Host Hotels & Resorts LP	4.000%	6/15/25	3,743	3,782
[4]	Host Hotels & Resorts LP	4.500%	2/1/26	1,950	1,993
[4]	Host Hotels & Resorts LP	3.375%	12/15/29	12,190	11,625
[4]	Host Hotels & Resorts LP	3.500%	9/15/30	13,475	12,836
[4]	Host Hotels & Resorts LP	2.900%	12/15/31	5,099	4,566
	Hudson Pacific Properties LP	3.950%	11/1/27	6,890	6,935
	Hudson Pacific Properties LP	4.650%	4/1/29	4,335	4,535
	Hudson Pacific Properties LP	3.250%	1/15/30	3,575	3,421
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	4,867	4,163
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	9,295	8,134
	Jones Lang LaSalle Inc.	4.400%	11/15/22	2,050	2,066
	Kilroy Realty LP	3.450%	12/15/24	5,560	5,577
	Kilroy Realty LP	4.375%	10/1/25	5,180	5,312
	Kilroy Realty LP	4.750%	12/15/28	4,524	4,767
	Kilroy Realty LP	4.250%	8/15/29	1,858	1,908
	Kilroy Realty LP	3.050%	2/15/30	7,140	6,699
	Kilroy Realty LP	2.500%	11/15/32	3,089	2,687
	Kilroy Realty LP	2.650%	11/15/33	13,100	11,353
	Kimco Realty Corp.	3.375%	10/15/22	1,275	1,281
	Kimco Realty Corp.	3.500%	4/15/23	5,250	5,290
	Kimco Realty Corp.	3.125%	6/1/23	3,500	3,515
	Kimco Realty Corp.	4.450%	1/15/24	1,175	1,185
	Kimco Realty Corp.	2.700%	3/1/24	1,340	1,328

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kimco Realty Corp.	3.300%	2/1/25	3,433	3,425
Kimco Realty Corp.	3.850%	6/1/25	600	603
Kimco Realty Corp.	2.800%	10/1/26	5,988	5,827
Kimco Realty Corp.	3.800%	4/1/27	5,600	5,664
Kimco Realty Corp.	1.900%	3/1/28	11,650	10,565
Kimco Realty Corp.	2.700%	10/1/30	5,439	5,095
Kimco Realty Corp.	2.250%	12/1/31	4,000	3,576
Kimco Realty Corp.	3.200%	4/1/32	7,425	7,214
Kimco Realty Corp.	4.250%	4/1/45	800	803
Kimco Realty Corp.	4.125%	12/1/46	635	626
Kimco Realty Corp.	4.450%	9/1/47	5,720	5,977
Kimco Realty Corp.	3.700%	10/1/49	2,375	2,207
Kite Realty Group LP	4.000%	10/1/26	8,575	8,575
Kite Realty Group Trust	4.750%	9/15/30	4,640	4,805
Life Storage LP	3.875%	12/15/27	1,000	1,012
Life Storage LP	2.200%	10/15/30	3,050	2,695
Life Storage LP	2.400%	10/15/31	8,178	7,221
LifeStorage LP	3.500%	7/1/26	18,900	19,021
LXP Industrial Trust	2.700%	9/15/30	3,250	2,999
LXP Industrial Trust	2.375%	10/1/31	6,725	5,973
Mid-America Apartments LP	4.300%	10/15/23	8,887	9,037
Mid-America Apartments LP	3.750%	6/15/24	4,880	4,946
Mid-America Apartments LP	1.100%	9/15/26	1,173	1,069
Mid-America Apartments LP	3.600%	6/1/27	8,766	8,825
Mid-America Apartments LP	4.200%	6/15/28	1,717	1,776
Mid-America Apartments LP	3.950%	3/15/29	1,960	2,017
Mid-America Apartments LP	2.750%	3/15/30	14,928	14,187
Mid-America Apartments LP	1.700%	2/15/31	7,720	6,680
National Health Investors Inc.	3.000%	2/1/31	6,239	5,434
National Retail Properties Inc.	3.900%	6/15/24	3,875	3,936
National Retail Properties Inc.	3.600%	12/15/26	3,152	3,176
National Retail Properties Inc.	3.500%	10/15/27	13,000	12,914
National Retail Properties Inc.	4.300%	10/15/28	3,331	3,413
National Retail Properties Inc.	2.500%	4/15/30	7,625	7,018
National Retail Properties Inc.	4.800%	10/15/48	4,779	5,136
National Retail Properties Inc.	3.100%	4/15/50	10,563	8,644
National Retail Properties Inc.	3.500%	4/15/51	3,131	2,743
National Retail Properties Inc.	3.000%	4/15/52	6,365	5,098
Office Properties Income Trust	4.250%	5/15/24	375	376
Office Properties Income Trust	4.500%	2/1/25	25,321	25,265
Office Properties Income Trust	2.650%	6/15/26	2,789	2,560
Office Properties Income Trust	3.450%	10/15/31	5,000	4,309
Omega Healthcare Investors Inc.	4.375%	8/1/23	17,404	17,675
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,695	4,800
Omega Healthcare Investors Inc.	4.500%	1/15/25	5,003	5,084
Omega Healthcare Investors Inc.	5.250%	1/15/26	8,662	8,979
Omega Healthcare Investors Inc.	4.500%	4/1/27	8,140	8,306
Omega Healthcare Investors Inc.	4.750%	1/15/28	8,830	8,952
Omega Healthcare Investors Inc.	3.625%	10/1/29	10,338	9,763
Omega Healthcare Investors Inc.	3.375%	2/1/31	27,925	25,558
Omega Healthcare Investors Inc.	3.250%	4/15/33	5,309	4,632
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,500	6,622
Physicians Realty LP	4.300%	3/15/27	8,497	8,719
Physicians Realty LP	3.950%	1/15/28	2,560	2,588
Physicians Realty LP	2.625%	11/1/31	21,360	19,265
Piedmont Operating Partnership LP	3.400%	6/1/23	4,507	4,514
Piedmont Operating Partnership LP	4.450%	3/15/24	5,595	5,694

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Piedmont Operating Partnership LP	3.150%	8/15/30	4,000	3,748
Piedmont Operating Partnership LP	2.750%	4/1/32	4,000	3,556
Prologis LP	3.250%	10/1/26	3,533	3,558
Prologis LP	2.125%	4/15/27	10,239	9,708
Prologis LP	3.875%	9/15/28	6,073	6,242
Prologis LP	4.375%	2/1/29	6,755	7,190
Prologis LP	2.250%	4/15/30	21,773	20,219
Prologis LP	1.250%	10/15/30	6,026	5,132
Prologis LP	1.625%	3/15/31	11,751	10,239
Prologis LP	4.375%	9/15/48	5,080	5,546
Prologis LP	3.000%	4/15/50	11,585	10,317
Prologis LP	2.125%	10/15/50	7,680	5,699
Public Storage	0.875%	2/15/26	1,541	1,424
Public Storage	1.500%	11/9/26	5,316	4,989
Public Storage	3.094%	9/15/27	5,753	5,752
Public Storage	3.385%	5/1/29	9,438	9,561
Rayonier LP	2.750%	5/17/31	2,000	1,831
Realty Income Corp.	4.600%	2/6/24	6,561	6,739
Realty Income Corp.	3.875%	7/15/24	4,200	4,268
Realty Income Corp.	3.875%	4/15/25	10,229	10,413
Realty Income Corp.	4.625%	11/1/25	10,613	11,101
Realty Income Corp.	0.750%	3/15/26	6,875	6,206
Realty Income Corp.	4.875%	6/1/26	5,432	5,731
Realty Income Corp.	4.125%	10/15/26	14,443	14,912
Realty Income Corp.	3.000%	1/15/27	7,840	7,732
Realty Income Corp.	3.950%	8/15/27	10,637	10,939
Realty Income Corp.	3.400%	1/15/28	4,325	4,317
Realty Income Corp.	3.650%	1/15/28	8,683	8,818
Realty Income Corp.	2.200%	6/15/28	2,885	2,679
Realty Income Corp.	3.250%	6/15/29	9,815	9,744
Realty Income Corp.	3.100%	12/15/29	13,864	13,523
Realty Income Corp.	3.250%	1/15/31	19,300	18,980
Realty Income Corp.	2.850%	12/15/32	6,300	5,952
Realty Income Corp.	1.800%	3/15/33	6,715	5,597
Realty Income Corp.	4.650%	3/15/47	11,092	12,390
Regency Centers LP	3.600%	2/1/27	3,950	3,999
Regency Centers LP	4.125%	3/15/28	3,450	3,568
Regency Centers LP	2.950%	9/15/29	8,940	8,528
Regency Centers LP	3.700%	6/15/30	8,510	8,514
Regency Centers LP	4.400%	2/1/47	5,750	5,933
Regency Centers LP	4.650%	3/15/49	3,910	4,208
Rexford Industrial Realty LP	2.125%	12/1/30	5,050	4,414
Rexford Industrial Realty LP	2.150%	9/1/31	2,691	2,328
Sabra Health Care LP	5.125%	8/15/26	11,034	11,292
Sabra Health Care LP	3.900%	10/15/29	10,025	9,657
Safehold Operating Partnership LP	2.800%	6/15/31	2,175	1,922
Safehold Operating Partnership LP	2.850%	1/15/32	8,665	7,643
Simon Property Group LP	2.750%	6/1/23	10,615	10,635
Simon Property Group LP	3.750%	2/1/24	5,953	6,052
Simon Property Group LP	2.000%	9/13/24	8,092	7,949
Simon Property Group LP	3.375%	10/1/24	5,252	5,311
Simon Property Group LP	3.500%	9/1/25	17,962	18,131
Simon Property Group LP	3.300%	1/15/26	2,794	2,813
Simon Property Group LP	3.250%	11/30/26	6,267	6,276
Simon Property Group LP	1.375%	1/15/27	3,255	2,999
Simon Property Group LP	3.375%	6/15/27	13,713	13,737
Simon Property Group LP	3.375%	12/1/27	14,250	14,181
Simon Property Group LP	1.750%	2/1/28	13,800	12,573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	2.450%	9/13/29	32,012	29,865
	Simon Property Group LP	2.650%	7/15/30	7,872	7,423
	Simon Property Group LP	2.200%	2/1/31	10,552	9,514
	Simon Property Group LP	2.250%	1/15/32	6,715	6,004
	Simon Property Group LP	2.650%	2/1/32	7,251	6,705
	Simon Property Group LP	6.750%	2/1/40	13,013	17,027
	Simon Property Group LP	4.750%	3/15/42	2,971	3,204
	Simon Property Group LP	4.250%	10/1/44	1,694	1,728
	Simon Property Group LP	4.250%	11/30/46	8,250	8,606
	Simon Property Group LP	3.250%	9/13/49	11,318	10,146
	Simon Property Group LP	3.800%	7/15/50	10,772	10,601
	SITE Centers Corp.	3.900%	8/15/24	1,000	995
	SITE Centers Corp.	3.625%	2/1/25	7,519	7,526
	SITE Centers Corp.	4.250%	2/1/26	2,940	2,975
	SITE Centers Corp.	4.700%	6/1/27	9,390	9,724
	Spirit Realty LP	4.450%	9/15/26	4,551	4,691
	Spirit Realty LP	3.200%	1/15/27	3,479	3,412
	Spirit Realty LP	4.000%	7/15/29	6,528	6,600
	Spirit Realty LP	3.400%	1/15/30	5,235	5,047
	Spirit Realty LP	3.200%	2/15/31	4,560	4,337
	Spirit Realty LP	2.700%	2/15/32	4,375	3,947
	STORE Capital Corp.	4.500%	3/15/28	4,800	4,943
	STORE Capital Corp.	4.625%	3/15/29	4,601	4,779
	STORE Capital Corp.	2.750%	11/18/30	2,339	2,123
	Sun Communities Operating LP	2.300%	11/1/28	2,000	1,816
	Tanger Properties LP	3.125%	9/1/26	6,100	5,907
	Tanger Properties LP	3.875%	7/15/27	3,300	3,290
	Tanger Properties LP	2.750%	9/1/31	5,000	4,346
[4]	UDR Inc.	2.950%	9/1/26	8,930	8,758
[4]	UDR Inc.	3.500%	7/1/27	3,300	3,315
[4]	UDR Inc.	3.500%	1/15/28	6,670	6,651
[4]	UDR Inc.	3.200%	1/15/30	2,500	2,431
	UDR Inc.	3.000%	8/15/31	6,433	6,112
[4]	UDR Inc.	2.100%	8/1/32	1,875	1,622
[4]	UDR Inc.	1.900%	3/15/33	9,828	8,220
[4]	UDR Inc.	2.100%	6/15/33	3,950	3,352
	UDR Inc.	3.100%	11/1/34	6,305	5,823
	Ventas Realty LP	3.500%	4/15/24	3,391	3,402
	Ventas Realty LP	3.750%	5/1/24	2,300	2,328
	Ventas Realty LP	2.650%	1/15/25	9,145	8,978
	Ventas Realty LP	3.500%	2/1/25	1,552	1,554
	Ventas Realty LP	4.125%	1/15/26	2,816	2,880
	Ventas Realty LP	3.250%	10/15/26	2,275	2,257
	Ventas Realty LP	3.850%	4/1/27	5,130	5,238
	Ventas Realty LP	4.000%	3/1/28	14,005	14,256
	Ventas Realty LP	4.400%	1/15/29	6,440	6,760
	Ventas Realty LP	3.000%	1/15/30	6,990	6,687
	Ventas Realty LP	4.750%	11/15/30	6,706	7,188
	Ventas Realty LP	5.700%	9/30/43	3,775	4,458
	Ventas Realty LP	4.375%	2/1/45	3,030	3,074
	Ventas Realty LP	4.875%	4/15/49	4,535	4,961
	Vornado Realty LP	3.500%	1/15/25	4,677	4,660
	Vornado Realty LP	3.400%	6/1/31	2,030	1,901
	Welltower Inc.	4.500%	1/15/24	2,241	2,289
	Welltower Inc.	3.625%	3/15/24	15,381	15,548
	Welltower Inc.	4.000%	6/1/25	16,418	16,691
	Welltower Inc.	4.250%	4/1/26	21,497	22,104
	Welltower Inc.	2.700%	2/15/27	18,527	18,121

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Welltower Inc.	4.250%	4/15/28	3,044	3,157
Welltower Inc.	4.125%	3/15/29	16,100	16,640
Welltower Inc.	3.100%	1/15/30	12,908	12,456
Welltower Inc.	2.750%	1/15/31	15,900	14,899
Welltower Inc.	3.850%	6/15/32	2,575	2,598
Welltower Inc.	6.500%	3/15/41	5,797	7,429
Welltower Inc.	5.125%	3/15/43	1,260	1,375
Welltower Inc.	4.950%	9/1/48	3,362	3,790
Weyerhaeuser Co.	4.000%	11/15/29	11,540	11,868
Weyerhaeuser Co.	4.000%	4/15/30	10,587	10,908
Weyerhaeuser Co.	7.375%	3/15/32	3,500	4,472
Weyerhaeuser Co.	6.875%	12/15/33	3,275	4,092
Weyerhaeuser Co.	4.000%	3/9/52	1,825	1,817
WP Carey Inc.	4.600%	4/1/24	8,847	9,081
WP Carey Inc.	4.000%	2/1/25	1,897	1,939
WP Carey Inc.	4.250%	10/1/26	5,007	5,172
WP Carey Inc.	3.850%	7/15/29	3,845	3,889
WP Carey Inc.	2.250%	4/1/33	15,225	13,056
				3,249,948
Technology (2.5%)
Adobe Inc.	1.900%	2/1/25	2,016	1,970
Adobe Inc.	3.250%	2/1/25	16,390	16,614
Adobe Inc.	2.150%	2/1/27	12,870	12,501
Adobe Inc.	2.300%	2/1/30	17,744	16,769
Advanced Micro Devices Inc.	2.950%	6/1/24	9,075	9,092
Advanced Micro Devices Inc.	2.375%	6/1/30	10,850	10,081
Altera Corp.	4.100%	11/15/23	8,069	8,264
Amdocs Ltd.	2.538%	6/15/30	9,000	8,188
Analog Devices Inc.	2.950%	4/1/25	4,852	4,865
Analog Devices Inc.	3.500%	12/5/26	12,673	12,977
Analog Devices Inc.	1.700%	10/1/28	11,000	10,107
Analog Devices Inc.	2.100%	10/1/31	13,249	12,201
Analog Devices Inc.	2.800%	10/1/41	10,490	9,467
Analog Devices Inc.	2.950%	10/1/51	12,170	10,985
Apple Inc.	2.400%	5/3/23	67,713	68,078
Apple Inc.	0.750%	5/11/23	22,650	22,362
Apple Inc.	3.000%	2/9/24	7,201	7,291
Apple Inc.	3.450%	5/6/24	22,746	23,238
Apple Inc.	2.850%	5/11/24	33,112	33,396
Apple Inc.	1.800%	9/11/24	13,257	13,055
Apple Inc.	2.750%	1/13/25	23,802	23,858
Apple Inc.	2.500%	2/9/25	25,167	25,110
Apple Inc.	1.125%	5/11/25	43,187	41,257
Apple Inc.	3.200%	5/13/25	26,566	26,967
Apple Inc.	0.550%	8/20/25	14,497	13,516
Apple Inc.	0.700%	2/8/26	16,305	15,178
Apple Inc.	3.250%	2/23/26	35,336	36,016
Apple Inc.	2.450%	8/4/26	38,462	38,024
Apple Inc.	2.050%	9/11/26	15,044	14,605
Apple Inc.	3.350%	2/9/27	36,512	37,292
Apple Inc.	3.200%	5/11/27	48,326	49,145
Apple Inc.	3.000%	6/20/27	3,900	3,943
Apple Inc.	2.900%	9/12/27	37,628	37,703
Apple Inc.	3.000%	11/13/27	15,242	15,347
Apple Inc.	1.200%	2/8/28	52,779	47,957
Apple Inc.	1.400%	8/5/28	30,260	27,619
Apple Inc.	2.200%	9/11/29	26,900	25,635
Apple Inc.	1.650%	5/11/30	22,338	20,251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	1.250%	8/20/30	19,844	17,330
	Apple Inc.	1.650%	2/8/31	36,927	33,211
	Apple Inc.	1.700%	8/5/31	11,613	10,415
	Apple Inc.	4.500%	2/23/36	20,092	22,961
	Apple Inc.	2.375%	2/8/41	16,423	14,250
	Apple Inc.	3.850%	5/4/43	25,488	26,798
	Apple Inc.	4.450%	5/6/44	6,252	7,118
	Apple Inc.	3.450%	2/9/45	27,036	26,824
	Apple Inc.	4.375%	5/13/45	25,655	28,994
	Apple Inc.	4.650%	2/23/46	45,652	53,818
	Apple Inc.	3.850%	8/4/46	30,615	32,448
	Apple Inc.	4.250%	2/9/47	11,889	13,328
	Apple Inc.	3.750%	9/12/47	15,065	15,667
	Apple Inc.	3.750%	11/13/47	14,833	15,495
	Apple Inc.	2.950%	9/11/49	24,299	22,312
	Apple Inc.	2.650%	5/11/50	49,205	42,667
	Apple Inc.	2.400%	8/20/50	16,584	13,712
	Apple Inc.	2.650%	2/8/51	32,230	27,866
	Apple Inc.	2.700%	8/5/51	14,916	12,979
	Apple Inc.	2.550%	8/20/60	24,160	19,794
	Apple Inc.	2.800%	2/8/61	23,785	20,378
	Apple Inc.	2.850%	8/5/61	17,845	15,427
	Applied Materials Inc.	3.900%	10/1/25	15,205	15,650
	Applied Materials Inc.	3.300%	4/1/27	15,286	15,509
	Applied Materials Inc.	1.750%	6/1/30	11,175	10,138
	Applied Materials Inc.	5.100%	10/1/35	10,250	11,927
	Applied Materials Inc.	5.850%	6/15/41	8,711	11,316
	Applied Materials Inc.	4.350%	4/1/47	9,736	11,083
	Applied Materials Inc.	2.750%	6/1/50	9,710	8,616
	Arrow Electronics Inc.	3.250%	9/8/24	9,054	9,069
	Arrow Electronics Inc.	4.000%	4/1/25	4,596	4,663
	Arrow Electronics Inc.	3.875%	1/12/28	7,270	7,340
	Arrow Electronics Inc.	2.950%	2/15/32	4,905	4,510
	Autodesk Inc.	4.375%	6/15/25	3,538	3,638
	Autodesk Inc.	3.500%	6/15/27	10,165	10,220
	Autodesk Inc.	2.850%	1/15/30	6,675	6,291
	Autodesk Inc.	2.400%	12/15/31	14,325	12,867
	Automatic Data Processing Inc.	3.375%	9/15/25	19,747	20,171
	Automatic Data Processing Inc.	1.700%	5/15/28	11,910	11,074
	Automatic Data Processing Inc.	1.250%	9/1/30	11,975	10,412
	Avnet Inc.	4.625%	4/15/26	6,330	6,521
	Avnet Inc.	3.000%	5/15/31	3,905	3,590
	Block Financial LLC	5.250%	10/1/25	12,365	12,986
	Block Financial LLC	2.500%	7/15/28	5,600	5,130
	Block Financial LLC	3.875%	8/15/30	8,975	8,791
	Broadcom Corp.	3.875%	1/15/27	50,577	50,918
	Broadcom Corp.	3.500%	1/15/28	4,585	4,507
	Broadcom Inc.	2.250%	11/15/23	12,000	11,895
	Broadcom Inc.	4.700%	4/15/25	20,326	21,075
	Broadcom Inc.	3.150%	11/15/25	19,339	19,209
	Broadcom Inc.	4.250%	4/15/26	32,000	32,858
	Broadcom Inc.	3.459%	9/15/26	25,630	25,552
[7]	Broadcom Inc.	1.950%	2/15/28	9,130	8,220
	Broadcom Inc.	4.110%	9/15/28	22,000	22,320
	Broadcom Inc.	4.750%	4/15/29	26,438	27,748
	Broadcom Inc.	5.000%	4/15/30	50,565	53,918
	Broadcom Inc.	4.150%	11/15/30	33,261	33,694
[7]	Broadcom Inc.	2.450%	2/15/31	31,650	28,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	4.300%	11/15/32	16,750	16,984
[7]	Broadcom Inc.	2.600%	2/15/33	14,500	12,608
[7]	Broadcom Inc.	3.419%	4/15/33	32,131	29,985
[7]	Broadcom Inc.	3.469%	4/15/34	39,040	36,157
[7]	Broadcom Inc.	3.137%	11/15/35	18,345	16,174
[7]	Broadcom Inc.	3.187%	11/15/36	11,594	10,188
[7]	Broadcom Inc.	3.500%	2/15/41	29,900	26,689
[7]	Broadcom Inc.	3.750%	2/15/51	16,675	14,891
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	7,450	7,503
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	9,556	9,050
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	12,754	11,552
	Cadence Design Systems Inc.	4.375%	10/15/24	4,254	4,367
	CDW LLC	4.125%	5/1/25	3,810	3,835
	CDW LLC	4.250%	4/1/28	4,657	4,574
	CDW LLC	3.250%	2/15/29	9,533	8,746
[7]	CGI Inc.	1.450%	9/14/26	8,000	7,353
[7]	CGI Inc.	2.300%	9/14/31	5,500	4,815
	Cintas Corp. No. 2	3.700%	4/1/27	14,375	14,727
	Cisco Systems Inc.	2.200%	9/20/23	11,926	11,944
	Cisco Systems Inc.	3.625%	3/4/24	15,482	15,848
	Cisco Systems Inc.	3.500%	6/15/25	6,453	6,598
	Cisco Systems Inc.	2.950%	2/28/26	6,525	6,575
	Cisco Systems Inc.	2.500%	9/20/26	6,981	6,933
	Cisco Systems Inc.	5.900%	2/15/39	21,601	28,246
	Cisco Systems Inc.	5.500%	1/15/40	26,968	34,103
	Citrix Systems Inc.	1.250%	3/1/26	10,825	10,504
	Citrix Systems Inc.	4.500%	12/1/27	10,693	10,968
	Citrix Systems Inc.	3.300%	3/1/30	8,410	8,331
	Corning Inc.	4.700%	3/15/37	3,761	3,982
	Corning Inc.	5.750%	8/15/40	11,059	13,526
	Corning Inc.	4.750%	3/15/42	6,515	7,114
	Corning Inc.	5.350%	11/15/48	5,876	6,964
	Corning Inc.	3.900%	11/15/49	1,950	1,883
	Corning Inc.	4.375%	11/15/57	10,182	10,289
	Corning Inc.	5.850%	11/15/68	5,460	6,581
	Corning Inc.	5.450%	11/15/79	9,706	10,687
	Dell Inc.	7.100%	4/15/28	1,000	1,136
	Dell Inc.	6.500%	4/15/38	5,688	6,388
	Dell International LLC	5.450%	6/15/23	11,238	11,577
	Dell International LLC	4.000%	7/15/24	13,149	13,431
	Dell International LLC	5.850%	7/15/25	14,293	15,285
	Dell International LLC	6.020%	6/15/26	59,691	64,766
	Dell International LLC	4.900%	10/1/26	25,762	27,043
	Dell International LLC	6.100%	7/15/27	9,154	10,134
	Dell International LLC	5.300%	10/1/29	23,765	25,886
	Dell International LLC	6.200%	7/15/30	13,600	15,586
	Dell International LLC	8.100%	7/15/36	13,522	17,865
[7]	Dell International LLC	3.375%	12/15/41	14,205	11,987
	Dell International LLC	8.350%	7/15/46	6,803	9,962
[7]	Dell International LLC	3.450%	12/15/51	16,645	13,571
	DXC Technology Co.	1.800%	9/15/26	10,758	9,876
	DXC Technology Co.	2.375%	9/15/28	9,143	8,267
	Equifax Inc.	3.950%	6/15/23	4,479	4,539
	Equifax Inc.	2.600%	12/1/24	5,777	5,713
	Equifax Inc.	2.600%	12/15/25	5,915	5,754
	Equifax Inc.	3.100%	5/15/30	8,047	7,678
	Equifax Inc.	2.350%	9/15/31	14,483	12,952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fidelity National Information Services Inc.	0.600%	3/1/24	10,353	9,911
	Fidelity National Information Services Inc.	1.150%	3/1/26	15,664	14,394
	Fidelity National Information Services Inc.	1.650%	3/1/28	10,271	9,202
	Fidelity National Information Services Inc.	3.750%	5/21/29	6,529	6,532
	Fidelity National Information Services Inc.	2.250%	3/1/31	17,600	15,558
	Fidelity National Information Services Inc.	3.100%	3/1/41	11,895	10,321
	Fidelity National Information Services Inc.	4.500%	8/15/46	2,821	2,935
	Fiserv Inc.	3.800%	10/1/23	18,557	18,859
	Fiserv Inc.	2.750%	7/1/24	32,439	32,259
	Fiserv Inc.	3.850%	6/1/25	31,310	31,830
	Fiserv Inc.	3.200%	7/1/26	24,999	24,930
	Fiserv Inc.	2.250%	6/1/27	15,618	14,783
	Fiserv Inc.	4.200%	10/1/28	13,360	13,769
	Fiserv Inc.	3.500%	7/1/29	39,382	38,755
	Fiserv Inc.	2.650%	6/1/30	13,765	12,711
	Fiserv Inc.	4.400%	7/1/49	28,964	29,847
	Flex Ltd.	3.750%	2/1/26	5,879	5,882
	Flex Ltd.	4.875%	6/15/29	13,320	13,938
	Flex Ltd.	4.875%	5/12/30	3,300	3,427
	Fortinet Inc.	1.000%	3/15/26	6,650	6,053
	Fortinet Inc.	2.200%	3/15/31	6,575	5,824
	Global Payments Inc.	3.750%	6/1/23	4,993	5,042
	Global Payments Inc.	4.000%	6/1/23	9,329	9,462
	Global Payments Inc.	1.500%	11/15/24	6,000	5,737
	Global Payments Inc.	2.650%	2/15/25	20,048	19,674
	Global Payments Inc.	1.200%	3/1/26	5,323	4,911
	Global Payments Inc.	4.800%	4/1/26	10,030	10,531
	Global Payments Inc.	2.150%	1/15/27	9,598	9,020
	Global Payments Inc.	4.450%	6/1/28	7,280	7,500
	Global Payments Inc.	3.200%	8/15/29	18,146	17,254
	Global Payments Inc.	2.900%	5/15/30	9,797	9,066
	Global Payments Inc.	2.900%	11/15/31	10,496	9,583
	Global Payments Inc.	4.150%	8/15/49	13,959	13,523
[7]	GXO Logistics Inc.	1.650%	7/15/26	6,888	6,245
[7]	GXO Logistics Inc.	2.650%	7/15/31	8,750	7,600
	Harman International Industries Inc.	4.150%	5/15/25	5,436	5,580
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	6,767	6,760
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	15,175	15,539
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	9,475	9,199
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	30,320	31,743
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	4,455	4,187
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	11,214	13,052
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	20,024	23,466
	HP Inc.	2.200%	6/17/25	22,334	21,533
	HP Inc.	1.450%	6/17/26	23,030	21,232
	HP Inc.	3.000%	6/17/27	19,128	18,639
	HP Inc.	4.000%	4/15/29	12,000	11,959
	HP Inc.	3.400%	6/17/30	22,975	22,109
	HP Inc.	2.650%	6/17/31	13,525	12,161
	HP Inc.	4.200%	4/15/32	12,000	11,961
	HP Inc.	6.000%	9/15/41	15,817	18,437
	Hubbell Inc.	3.350%	3/1/26	4,851	4,878

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hubbell Inc.	3.150%	8/15/27	3,200	3,172
Hubbell Inc.	3.500%	2/15/28	12,120	12,107
Hubbell Inc.	2.300%	3/15/31	3,000	2,730
Intel Corp.	2.875%	5/11/24	15,157	15,278
Intel Corp.	3.400%	3/25/25	19,375	19,665
Intel Corp.	3.700%	7/29/25	31,342	32,100
Intel Corp.	2.600%	5/19/26	20,198	20,035
Intel Corp.	3.750%	3/25/27	10,612	10,990
Intel Corp.	1.600%	8/12/28	14,243	13,027
Intel Corp.	2.450%	11/15/29	29,963	28,592
Intel Corp.	3.900%	3/25/30	20,535	21,589
Intel Corp.	2.000%	8/12/31	16,452	14,936
Intel Corp.	4.000%	12/15/32	12,397	13,290
Intel Corp.	4.600%	3/25/40	5,131	5,721
Intel Corp.	2.800%	8/12/41	10,108	8,979
Intel Corp.	4.800%	10/1/41	13,084	15,056
Intel Corp.	4.250%	12/15/42	7,716	8,294
Intel Corp.	4.900%	7/29/45	3,563	4,186
Intel Corp.	4.100%	5/19/46	16,927	18,045
Intel Corp.	4.100%	5/11/47	8,040	8,479
Intel Corp.	3.734%	12/8/47	33,657	33,858
Intel Corp.	3.250%	11/15/49	21,548	19,972
Intel Corp.	4.750%	3/25/50	28,895	33,666
Intel Corp.	3.050%	8/12/51	16,935	15,064
Intel Corp.	3.100%	2/15/60	17,650	15,366
Intel Corp.	4.950%	3/25/60	10,276	12,606
Intel Corp.	3.200%	8/12/61	9,751	8,624
International Business Machines Corp.	3.375%	8/1/23	25,835	26,184
International Business Machines Corp.	3.625%	2/12/24	23,945	24,407
International Business Machines Corp.	3.000%	5/15/24	36,900	37,153
International Business Machines Corp.	7.000%	10/30/25	6,765	7,652
International Business Machines Corp.	3.450%	2/19/26	17,381	17,657
International Business Machines Corp.	3.300%	5/15/26	48,000	48,507
International Business Machines Corp.	3.300%	1/27/27	1,500	1,517
International Business Machines Corp.	1.700%	5/15/27	10,558	9,886
International Business Machines Corp.	6.220%	8/1/27	5,550	6,350
International Business Machines Corp.	6.500%	1/15/28	1,570	1,814
International Business Machines Corp.	3.500%	5/15/29	33,300	33,960
International Business Machines Corp.	1.950%	5/15/30	23,080	20,999
International Business Machines Corp.	5.875%	11/29/32	6,448	7,770
International Business Machines Corp.	4.150%	5/15/39	26,606	27,896
International Business Machines Corp.	5.600%	11/30/39	3,185	3,876
International Business Machines Corp.	2.850%	5/15/40	9,065	8,074
International Business Machines Corp.	4.000%	6/20/42	14,510	14,837
International Business Machines Corp.	4.250%	5/15/49	35,440	37,778
International Business Machines Corp.	2.950%	5/15/50	17,960	15,781
Intuit Inc.	0.650%	7/15/23	3,740	3,660
Intuit Inc.	0.950%	7/15/25	8,300	7,795
Intuit Inc.	1.350%	7/15/27	7,829	7,142
Intuit Inc.	1.650%	7/15/30	6,898	6,084
Jabil Inc.	1.700%	4/15/26	6,155	5,737
Jabil Inc.	3.950%	1/12/28	9,235	9,257
Jabil Inc.	3.600%	1/15/30	6,695	6,486
Jabil Inc.	3.000%	1/15/31	9,251	8,494
Juniper Networks Inc.	1.200%	12/10/25	3,582	3,336
Juniper Networks Inc.	3.750%	8/15/29	7,763	7,763
Juniper Networks Inc.	2.000%	12/10/30	3,897	3,377
Juniper Networks Inc.	5.950%	3/15/41	8,418	9,487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	KLA Corp.	4.650%	11/1/24	17,212	17,839
	KLA Corp.	4.100%	3/15/29	14,462	15,176
	KLA Corp.	5.000%	3/15/49	5,745	6,851
	KLA Corp.	3.300%	3/1/50	9,859	9,285
[7]	Kyndryl Holdings Inc.	2.050%	10/15/26	4,500	4,043
[7]	Kyndryl Holdings Inc.	2.700%	10/15/28	6,708	5,832
[7]	Kyndryl Holdings Inc.	3.150%	10/15/31	7,285	6,151
[7]	Kyndryl Holdings Inc.	4.100%	10/15/41	5,680	4,404
	Lam Research Corp.	3.800%	3/15/25	6,154	6,298
	Lam Research Corp.	3.750%	3/15/26	12,400	12,754
	Lam Research Corp.	4.000%	3/15/29	12,650	13,263
	Lam Research Corp.	1.900%	6/15/30	10,622	9,634
	Lam Research Corp.	4.875%	3/15/49	11,035	13,212
	Lam Research Corp.	2.875%	6/15/50	9,025	7,990
	Lam Research Corp.	3.125%	6/15/60	4,050	3,604
	Legrand France SA	8.500%	2/15/25	5,195	5,951
	Leidos Inc.	2.950%	5/15/23	7,400	7,418
	Leidos Inc.	3.625%	5/15/25	6,500	6,521
	Leidos Inc.	4.375%	5/15/30	11,300	11,526
	Leidos Inc.	2.300%	2/15/31	14,100	12,226
[4]	Marvell Technology Inc.	4.200%	6/22/23	7,785	7,912
	Marvell Technology Inc.	2.450%	4/15/28	7,682	7,085
[4]	Marvell Technology Inc.	4.875%	6/22/28	13,112	13,756
	Marvell Technology Inc.	2.950%	4/15/31	3,927	3,623
	Maxim Integrated Products Inc.	3.450%	6/15/27	5,958	5,942
	Microchip Technology Inc.	4.333%	6/1/23	7,765	7,895
	Microchip Technology Inc.	4.250%	9/1/25	12,400	12,560
	Micron Technology Inc.	4.975%	2/6/26	4,739	4,966
	Micron Technology Inc.	4.185%	2/15/27	21,833	22,397
	Micron Technology Inc.	5.327%	2/6/29	5,223	5,677
	Micron Technology Inc.	4.663%	2/15/30	9,425	9,915
	Micron Technology Inc.	2.703%	4/15/32	9,690	8,794
	Micron Technology Inc.	3.366%	11/1/41	4,523	4,031
	Micron Technology Inc.	3.477%	11/1/51	6,420	5,599
	Microsoft Corp.	2.000%	8/8/23	14,622	14,660
	Microsoft Corp.	3.625%	12/15/23	7,746	7,943
	Microsoft Corp.	2.875%	2/6/24	35,171	35,624
	Microsoft Corp.	2.700%	2/12/25	23,924	24,062
	Microsoft Corp.	3.125%	11/3/25	43,531	44,216
	Microsoft Corp.	2.400%	8/8/26	55,660	55,203
	Microsoft Corp.	3.300%	2/6/27	51,778	53,126
	Microsoft Corp.	3.500%	2/12/35	20,802	21,760
	Microsoft Corp.	4.200%	11/3/35	2,830	3,158
	Microsoft Corp.	3.450%	8/8/36	35,755	37,114
	Microsoft Corp.	4.100%	2/6/37	16,840	18,676
	Microsoft Corp.	5.300%	2/8/41	500	632
	Microsoft Corp.	3.750%	2/12/45	1,400	1,479
	Microsoft Corp.	3.700%	8/8/46	52,605	56,241
	Microsoft Corp.	2.525%	6/1/50	94,165	81,654
	Microsoft Corp.	2.921%	3/17/52	103,140	96,368
	Microsoft Corp.	3.950%	8/8/56	413	456
	Microsoft Corp.	2.675%	6/1/60	49,745	42,973
	Microsoft Corp.	3.041%	3/17/62	45,500	42,564
	Moody's Corp.	4.875%	2/15/24	8,789	9,061
	Moody's Corp.	3.750%	3/24/25	5,302	5,395
	Moody's Corp.	3.250%	1/15/28	6,780	6,786
	Moody's Corp.	4.250%	2/1/29	5,969	6,264
	Moody's Corp.	2.000%	8/19/31	7,945	7,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moody's Corp.	2.750%	8/19/41	7,674	6,590
	Moody's Corp.	5.250%	7/15/44	9,086	10,516
	Moody's Corp.	4.875%	12/17/48	609	690
	Moody's Corp.	3.250%	5/20/50	5,360	4,764
	Moody's Corp.	3.750%	2/25/52	2,000	1,971
	Moody's Corp.	2.550%	8/18/60	7,575	5,708
	Moody's Corp.	3.100%	11/29/61	8,570	7,172
	Motorola Solutions Inc.	4.000%	9/1/24	9,791	9,951
	Motorola Solutions Inc.	4.600%	2/23/28	10,970	11,353
	Motorola Solutions Inc.	4.600%	5/23/29	2,570	2,677
	Motorola Solutions Inc.	2.300%	11/15/30	6,719	5,891
	Motorola Solutions Inc.	2.750%	5/24/31	8,680	7,879
	Motorola Solutions Inc.	5.500%	9/1/44	6,475	7,151
	NetApp Inc.	3.300%	9/29/24	6,853	6,882
	NetApp Inc.	1.875%	6/22/25	6,110	5,845
	NetApp Inc.	2.375%	6/22/27	6,767	6,444
	NetApp Inc.	2.700%	6/22/30	11,916	11,014
	NVIDIA Corp.	0.309%	6/15/23	16,039	15,713
	NVIDIA Corp.	0.584%	6/14/24	7,425	7,128
	NVIDIA Corp.	3.200%	9/16/26	23,052	23,439
	NVIDIA Corp.	1.550%	6/15/28	16,464	15,125
	NVIDIA Corp.	2.850%	4/1/30	17,664	17,387
	NVIDIA Corp.	2.000%	6/15/31	16,890	15,441
	NVIDIA Corp.	3.500%	4/1/40	15,413	15,554
	NVIDIA Corp.	3.500%	4/1/50	25,698	25,953
	NVIDIA Corp.	3.700%	4/1/60	7,568	7,644
[7]	NXP BV	4.875%	3/1/24	11,944	12,283
[7]	NXP BV	2.700%	5/1/25	6,923	6,726
[7]	NXP BV	5.350%	3/1/26	6,549	6,923
[7]	NXP BV	3.875%	6/18/26	6,088	6,114
[7]	NXP BV	3.150%	5/1/27	8,402	8,146
[7]	NXP BV	5.550%	12/1/28	12,321	13,496
[7]	NXP BV	4.300%	6/18/29	21,973	22,713
[7]	NXP BV	3.400%	5/1/30	17,542	17,071
[7]	NXP BV	2.500%	5/11/31	23,053	20,813
[7]	NXP BV	2.650%	2/15/32	14,672	13,235
[7]	NXP BV	3.250%	5/11/41	11,772	10,449
[7]	NXP BV	3.125%	2/15/42	4,535	3,916
[7]	NXP BV	3.250%	11/30/51	5,700	4,823
	Oracle Corp.	3.625%	7/15/23	3,709	3,759
	Oracle Corp.	2.400%	9/15/23	30,786	30,664
	Oracle Corp.	3.400%	7/8/24	26,533	26,736
	Oracle Corp.	2.950%	11/15/24	33,358	33,180
	Oracle Corp.	2.500%	4/1/25	59,841	58,438
	Oracle Corp.	2.950%	5/15/25	30,286	29,884
	Oracle Corp.	1.650%	3/25/26	36,459	33,940
	Oracle Corp.	2.650%	7/15/26	61,377	59,007
	Oracle Corp.	2.800%	4/1/27	41,370	39,643
	Oracle Corp.	3.250%	11/15/27	8,059	7,843
	Oracle Corp.	2.300%	3/25/28	27,977	25,618
	Oracle Corp.	2.950%	4/1/30	42,648	39,470
	Oracle Corp.	3.250%	5/15/30	3,162	2,987
	Oracle Corp.	2.875%	3/25/31	42,541	38,821
	Oracle Corp.	4.300%	7/8/34	32,636	32,191
	Oracle Corp.	3.900%	5/15/35	11,390	10,691
	Oracle Corp.	3.850%	7/15/36	25,009	23,066
	Oracle Corp.	3.800%	11/15/37	24,840	22,496
	Oracle Corp.	6.500%	4/15/38	15,277	18,229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	6.125%	7/8/39	8,307	9,505
	Oracle Corp.	3.600%	4/1/40	42,861	37,154
	Oracle Corp.	5.375%	7/15/40	28,370	29,935
	Oracle Corp.	3.650%	3/25/41	29,043	25,307
	Oracle Corp.	4.500%	7/8/44	18,518	17,656
	Oracle Corp.	4.125%	5/15/45	26,322	23,673
	Oracle Corp.	4.000%	7/15/46	39,888	35,438
	Oracle Corp.	4.000%	11/15/47	31,716	28,050
	Oracle Corp.	3.600%	4/1/50	58,946	48,853
	Oracle Corp.	3.950%	3/25/51	36,239	31,718
	Oracle Corp.	4.375%	5/15/55	18,268	16,567
	Oracle Corp.	3.850%	4/1/60	45,335	37,174
	Oracle Corp.	4.100%	3/25/61	19,324	16,629
	PayPal Holdings Inc.	1.350%	6/1/23	7,709	7,649
	PayPal Holdings Inc.	2.400%	10/1/24	14,915	14,858
	PayPal Holdings Inc.	1.650%	6/1/25	5,720	5,504
	PayPal Holdings Inc.	2.650%	10/1/26	22,200	21,850
	PayPal Holdings Inc.	2.850%	10/1/29	21,325	20,866
	PayPal Holdings Inc.	2.300%	6/1/30	11,035	10,282
	PayPal Holdings Inc.	3.250%	6/1/50	17,985	16,523
[7]	Qorvo Inc.	1.750%	12/15/24	5,365	5,116
	Qorvo Inc.	4.375%	10/15/29	11,475	11,494
	QUALCOMM Inc.	2.900%	5/20/24	15,040	15,153
	QUALCOMM Inc.	3.450%	5/20/25	15,623	15,861
	QUALCOMM Inc.	3.250%	5/20/27	24,644	24,997
	QUALCOMM Inc.	1.300%	5/20/28	22,933	20,727
	QUALCOMM Inc.	2.150%	5/20/30	7,516	6,993
	QUALCOMM Inc.	1.650%	5/20/32	22,437	19,529
	QUALCOMM Inc.	4.650%	5/20/35	11,577	12,936
	QUALCOMM Inc.	4.800%	5/20/45	20,969	24,346
	QUALCOMM Inc.	4.300%	5/20/47	18,158	20,442
	QUALCOMM Inc.	3.250%	5/20/50	8,025	7,752
	Quanta Services Inc.	2.900%	10/1/30	13,175	12,208
	Quanta Services Inc.	3.050%	10/1/41	735	606
	RELX Capital Inc.	4.000%	3/18/29	3,016	3,104
	RELX Capital Inc.	3.000%	5/22/30	9,119	8,697
	Roper Technologies Inc.	3.650%	9/15/23	2,675	2,713
	Roper Technologies Inc.	2.350%	9/15/24	3,698	3,645
	Roper Technologies Inc.	1.000%	9/15/25	9,268	8,611
	Roper Technologies Inc.	3.850%	12/15/25	2,555	2,602
	Roper Technologies Inc.	3.800%	12/15/26	12,179	12,477
	Roper Technologies Inc.	1.400%	9/15/27	11,269	10,217
	Roper Technologies Inc.	4.200%	9/15/28	14,149	14,696
	Roper Technologies Inc.	2.950%	9/15/29	14,375	13,862
	Roper Technologies Inc.	2.000%	6/30/30	11,300	10,065
	Roper Technologies Inc.	1.750%	2/15/31	13,852	11,978
	S&P Global Inc.	2.950%	1/22/27	2,545	2,535
[7]	S&P Global Inc.	2.450%	3/1/27	8,000	7,785
[7]	S&P Global Inc.	4.750%	8/1/28	9,835	10,565
[7]	S&P Global Inc.	2.700%	3/1/29	8,000	7,753
[7]	S&P Global Inc.	4.250%	5/1/29	8,382	8,820
	S&P Global Inc.	2.500%	12/1/29	11,316	10,756
	S&P Global Inc.	1.250%	8/15/30	8,929	7,709
[7]	S&P Global Inc.	2.900%	3/1/32	18,320	17,758
	S&P Global Inc.	3.250%	12/1/49	9,056	8,528
[7]	S&P Global Inc.	3.700%	3/1/52	8,000	8,116
	S&P Global Inc.	2.300%	8/15/60	12,158	9,175
[7]	S&P Global Inc.	3.900%	3/1/62	5,000	5,139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salesforce Inc.	3.250%	4/11/23	14,626	14,805
	Salesforce Inc.	3.700%	4/11/28	19,356	20,020
	Salesforce Inc.	1.500%	7/15/28	14,875	13,668
	Salesforce Inc.	1.950%	7/15/31	20,569	18,788
	Salesforce Inc.	2.700%	7/15/41	17,500	15,510
	Salesforce Inc.	2.900%	7/15/51	26,370	23,542
	Salesforce Inc.	3.050%	7/15/61	17,287	15,317
	ServiceNow Inc.	1.400%	9/1/30	20,025	17,017
	Skyworks Solutions Inc.	1.800%	6/1/26	9,475	8,826
	Skyworks Solutions Inc.	3.000%	6/1/31	10,274	9,158
[7]	TD SYNNEX Corp.	1.750%	8/9/26	7,353	6,732
[7]	TD SYNNEX Corp.	2.375%	8/9/28	9,058	8,149
	Teledyne FLIR LLC	2.500%	8/1/30	6,793	6,178
	Texas Instruments Inc.	2.250%	5/1/23	150	150
	Texas Instruments Inc.	2.625%	5/15/24	4,065	4,077
	Texas Instruments Inc.	1.375%	3/12/25	13,008	12,523
	Texas Instruments Inc.	1.125%	9/15/26	6,635	6,203
	Texas Instruments Inc.	2.900%	11/3/27	12,654	12,675
	Texas Instruments Inc.	2.250%	9/4/29	16,576	15,802
	Texas Instruments Inc.	1.750%	5/4/30	9,420	8,598
	Texas Instruments Inc.	1.900%	9/15/31	6,375	5,796
	Texas Instruments Inc.	3.875%	3/15/39	9,980	10,588
	Texas Instruments Inc.	4.150%	5/15/48	19,281	21,483
	Texas Instruments Inc.	2.700%	9/15/51	5,430	4,830
	TSMC Arizona Corp.	1.750%	10/25/26	16,475	15,443
	TSMC Arizona Corp.	2.500%	10/25/31	16,325	15,074
	TSMC Arizona Corp.	3.125%	10/25/41	13,046	11,912
	TSMC Arizona Corp.	3.250%	10/25/51	13,975	12,643
	Verisk Analytics Inc.	4.000%	6/15/25	12,597	12,869
	Verisk Analytics Inc.	4.125%	3/15/29	10,065	10,400
	Verisk Analytics Inc.	5.500%	6/15/45	5,623	6,563
	Verisk Analytics Inc.	3.625%	5/15/50	8,500	7,998
	VMware Inc.	0.600%	8/15/23	14,001	13,612
	VMware Inc.	4.500%	5/15/25	21,669	22,331
	VMware Inc.	1.400%	8/15/26	20,428	18,778
	VMware Inc.	4.650%	5/15/27	12,497	13,110
	VMware Inc.	3.900%	8/21/27	27,882	28,287
	VMware Inc.	1.800%	8/15/28	10,284	9,165
	VMware Inc.	4.700%	5/15/30	13,779	14,563
	VMware Inc.	2.200%	8/15/31	20,275	17,833
	Western Digital Corp.	4.750%	2/15/26	30,485	31,032
	Western Digital Corp.	2.850%	2/1/29	5,960	5,464
	Western Digital Corp.	3.100%	2/1/32	7,215	6,449
[3]	Workday Inc.	3.500%	4/1/27	5,400	5,411
[3]	Workday Inc.	3.700%	4/1/29	5,000	5,008
[3]	Workday Inc.	3.800%	4/1/32	8,200	8,193
					7,507,489
Utilities (2.2%)
	AEP Texas Inc.	3.950%	6/1/28	12,350	12,582
[4]	AEP Texas Inc.	2.100%	7/1/30	5,190	4,629
	AEP Texas Inc.	3.800%	10/1/47	6,700	6,281
[4]	AEP Texas Inc.	3.450%	1/15/50	6,413	5,714
	AEP Transmission Co. LLC	3.100%	12/1/26	5,810	5,819
	AEP Transmission Co. LLC	4.000%	12/1/46	6,640	6,737
	AEP Transmission Co. LLC	3.750%	12/1/47	6,800	6,636
	AEP Transmission Co. LLC	4.250%	9/15/48	4,739	4,988
	AEP Transmission Co. LLC	3.800%	6/15/49	5,777	5,705
	AEP Transmission Co. LLC	3.150%	9/15/49	5,410	4,760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	7,859	7,592
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	7,037	5,805
	AES Corp.	1.375%	1/15/26	9,549	8,807
	AES Corp.	2.450%	1/15/31	10,330	9,261
[4]	Alabama Power Co.	3.550%	12/1/23	9,171	9,308
[4]	Alabama Power Co.	1.450%	9/15/30	4,914	4,258
	Alabama Power Co.	6.125%	5/15/38	1,667	2,059
	Alabama Power Co.	6.000%	3/1/39	3,222	3,980
	Alabama Power Co.	3.850%	12/1/42	2,885	2,816
	Alabama Power Co.	4.150%	8/15/44	6,715	6,837
	Alabama Power Co.	3.750%	3/1/45	4,824	4,644
	Alabama Power Co.	4.300%	1/2/46	21,295	22,101
[4]	Alabama Power Co.	3.700%	12/1/47	8,020	7,789
[4]	Alabama Power Co.	4.300%	7/15/48	3,795	3,980
	Alabama Power Co.	3.450%	10/1/49	23,216	21,453
	Alabama Power Co.	3.125%	7/15/51	8,448	7,389
	Alabama Power Co.	3.000%	3/15/52	18,675	16,004
	Ameren Corp.	2.500%	9/15/24	1,200	1,182
	Ameren Corp.	3.650%	2/15/26	5,140	5,200
	Ameren Corp.	1.950%	3/15/27	1,500	1,406
	Ameren Corp.	1.750%	3/15/28	6,000	5,417
	Ameren Corp.	3.500%	1/15/31	11,207	11,076
	Ameren Illinois Co.	3.250%	3/1/25	2,335	2,348
	Ameren Illinois Co.	3.800%	5/15/28	6,120	6,296
	Ameren Illinois Co.	1.550%	11/15/30	4,300	3,753
	Ameren Illinois Co.	4.150%	3/15/46	5,656	5,901
	Ameren Illinois Co.	3.700%	12/1/47	7,515	7,450
	Ameren Illinois Co.	4.500%	3/15/49	7,984	8,850
	Ameren Illinois Co.	3.250%	3/15/50	7,023	6,452
	Ameren Illinois Co.	2.900%	6/15/51	5,028	4,348
[4]	American Electric Power Co. Inc.	0.750%	11/1/23	3,000	2,905
	American Electric Power Co. Inc.	2.031%	3/15/24	8,000	7,861
[4]	American Electric Power Co. Inc.	1.000%	11/1/25	3,000	2,776
	American Electric Power Co. Inc.	3.200%	11/13/27	3,245	3,215
[4]	American Electric Power Co. Inc.	4.300%	12/1/28	10,720	11,090
	American Electric Power Co. Inc.	2.300%	3/1/30	362	329
	American Electric Power Co. Inc.	3.250%	3/1/50	5,502	4,728
	American Electric Power Co. Inc.	3.875%	2/15/62	5,270	4,873
	American Water Capital Corp.	3.850%	3/1/24	6,650	6,769
	American Water Capital Corp.	3.400%	3/1/25	8,735	8,808
	American Water Capital Corp.	2.950%	9/1/27	8,316	8,243
	American Water Capital Corp.	3.750%	9/1/28	6,742	6,865
	American Water Capital Corp.	3.450%	6/1/29	13,604	13,663
	American Water Capital Corp.	2.800%	5/1/30	5,269	5,032
	American Water Capital Corp.	2.300%	6/1/31	8,025	7,353
	American Water Capital Corp.	6.593%	10/15/37	8,391	10,893
	American Water Capital Corp.	4.300%	12/1/42	170	177
	American Water Capital Corp.	4.300%	9/1/45	7,567	7,820
	American Water Capital Corp.	4.000%	12/1/46	1,515	1,526
	American Water Capital Corp.	3.750%	9/1/47	12,581	12,213
	American Water Capital Corp.	4.200%	9/1/48	8,695	9,088
	American Water Capital Corp.	4.150%	6/1/49	6,965	7,203
	American Water Capital Corp.	3.450%	5/1/50	6,500	6,120
	American Water Capital Corp.	3.250%	6/1/51	6,250	5,702
	Appalachian Power Co.	3.400%	6/1/25	4,912	4,960
[4]	Appalachian Power Co.	3.300%	6/1/27	5,918	5,923
[4]	Appalachian Power Co.	2.700%	4/1/31	7,469	6,954
	Appalachian Power Co.	7.000%	4/1/38	1,035	1,333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Appalachian Power Co.	4.400%	5/15/44	4,426	4,478
	Appalachian Power Co.	4.450%	6/1/45	9,172	9,341
[4]	Appalachian Power Co.	4.500%	3/1/49	13,650	14,310
[4]	Appalachian Power Co.	3.700%	5/1/50	6,600	6,172
	Arizona Public Service Co.	3.150%	5/15/25	5,202	5,173
	Arizona Public Service Co.	2.950%	9/15/27	1,500	1,466
	Arizona Public Service Co.	2.600%	8/15/29	4,414	4,136
	Arizona Public Service Co.	2.200%	12/15/31	83	73
	Arizona Public Service Co.	5.050%	9/1/41	320	344
	Arizona Public Service Co.	4.500%	4/1/42	9,909	10,147
	Arizona Public Service Co.	4.350%	11/15/45	1,350	1,354
	Arizona Public Service Co.	3.750%	5/15/46	12,710	11,781
	Arizona Public Service Co.	4.200%	8/15/48	546	540
	Arizona Public Service Co.	4.250%	3/1/49	6,921	6,906
	Arizona Public Service Co.	3.500%	12/1/49	3,905	3,464
	Arizona Public Service Co.	3.350%	5/15/50	2,995	2,620
	Arizona Public Service Co.	2.650%	9/15/50	3,304	2,543
	Atlantic City Electric Co.	2.300%	3/15/31	5,630	5,206
	Atmos Energy Corp.	3.000%	6/15/27	8,310	8,255
	Atmos Energy Corp.	2.625%	9/15/29	3,341	3,189
	Atmos Energy Corp.	1.500%	1/15/31	325	280
	Atmos Energy Corp.	5.500%	6/15/41	10,450	12,408
	Atmos Energy Corp.	4.150%	1/15/43	6,560	6,599
	Atmos Energy Corp.	4.125%	10/15/44	3,758	3,835
	Atmos Energy Corp.	4.300%	10/1/48	2,080	2,215
	Atmos Energy Corp.	3.375%	9/15/49	19,863	18,541
	Atmos Energy Corp.	2.850%	2/15/52	15,920	13,594
	Avangrid Inc.	3.150%	12/1/24	9,989	9,971
	Avangrid Inc.	3.200%	4/15/25	407	406
	Avangrid Inc.	3.800%	6/1/29	12,589	12,781
	Avista Corp.	4.350%	6/1/48	4,795	5,040
	Baltimore Gas & Electric Co.	3.350%	7/1/23	7,821	7,880
	Baltimore Gas & Electric Co.	2.400%	8/15/26	6,351	6,194
	Baltimore Gas & Electric Co.	6.350%	10/1/36	953	1,201
	Baltimore Gas & Electric Co.	3.500%	8/15/46	5,282	5,069
[4]	Baltimore Gas & Electric Co.	3.750%	8/15/47	8,403	8,393
	Baltimore Gas & Electric Co.	4.250%	9/15/48	2,220	2,363
	Baltimore Gas & Electric Co.	3.200%	9/15/49	6,075	5,542
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,250	5,419
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	8,094	8,246
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,161	7,251
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	3,935	4,054
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	7,470	7,465
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	18,518	19,050
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	7,660	6,695
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,015	13,589
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	5,731	6,989
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	8,062	9,169
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	11,361	12,075
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	10,169	10,024
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	21,072	23,047
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	17,540	18,656
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	16,477	13,962
	Black Hills Corp.	4.250%	11/30/23	4,634	4,715
	Black Hills Corp.	1.037%	8/23/24	10,000	9,548
	Black Hills Corp.	3.950%	1/15/26	2,810	2,846
	Black Hills Corp.	3.150%	1/15/27	5,125	5,037
	Black Hills Corp.	3.050%	10/15/29	6,111	5,841

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Hills Corp.	4.350%	5/1/33	6,739	6,867
	Black Hills Corp.	4.200%	9/15/46	3,860	3,845
	Black Hills Corp.	3.875%	10/15/49	5,010	4,720
[4]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,637	2,565
[4]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,114	2,101
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,555	4,235
[4]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,200	2,151
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	11,385	11,119
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	3,325	3,659
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	5,725	5,960
[4]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,485	7,063
[4]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,650	4,959
[4]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	9,725	9,310
[4]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	2,000	2,004
	CenterPoint Energy Inc.	2.500%	9/1/24	2,470	2,435
	CenterPoint Energy Inc.	1.450%	6/1/26	14,999	13,940
	CenterPoint Energy Inc.	4.250%	11/1/28	1,835	1,888
	CenterPoint Energy Inc.	2.950%	3/1/30	14,469	13,810
	CenterPoint Energy Inc.	2.650%	6/1/31	3,050	2,825
	CenterPoint Energy Inc.	3.700%	9/1/49	8,690	8,172
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	3,816	3,888
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	6,982	6,122
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	6,950	8,307
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	4,100	4,165
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,126	6,212
	Cleco Corporate Holdings LLC	3.375%	9/15/29	500	478
	Cleco Corporate Holdings LLC	4.973%	5/1/46	5,732	6,067
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	5,515	5,829
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	6,924
	CMS Energy Corp.	3.000%	5/15/26	6,275	6,165
	CMS Energy Corp.	3.450%	8/15/27	3,341	3,365
	CMS Energy Corp.	4.875%	3/1/44	6,305	6,945
[4]	CMS Energy Corp.	4.750%	6/1/50	6,100	6,016
	CMS Energy Corp.	3.750%	12/1/50	3,200	2,822
	Commonwealth Edison Co.	2.550%	6/15/26	12,199	11,965
[4]	Commonwealth Edison Co.	2.950%	8/15/27	4,700	4,639
	Commonwealth Edison Co.	3.700%	8/15/28	3,358	3,425
	Commonwealth Edison Co.	2.200%	3/1/30	3,914	3,629
	Commonwealth Edison Co.	5.900%	3/15/36	3,889	4,767
	Commonwealth Edison Co.	6.450%	1/15/38	9,048	11,810
	Commonwealth Edison Co.	3.800%	10/1/42	5,486	5,473
	Commonwealth Edison Co.	4.600%	8/15/43	6,270	6,885
	Commonwealth Edison Co.	4.700%	1/15/44	6,077	6,752
	Commonwealth Edison Co.	3.700%	3/1/45	10,395	10,187
	Commonwealth Edison Co.	4.350%	11/15/45	6,775	7,237
	Commonwealth Edison Co.	3.650%	6/15/46	13,973	13,769
[4]	Commonwealth Edison Co.	3.750%	8/15/47	9,583	9,508
	Commonwealth Edison Co.	4.000%	3/1/48	9,940	10,554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Edison Co.	4.000%	3/1/49	10,784	11,161
[4]	Commonwealth Edison Co.	3.200%	11/15/49	7,225	6,641
	Commonwealth Edison Co.	3.000%	3/1/50	7,748	6,922
[4]	Commonwealth Edison Co.	2.750%	9/1/51	6,450	5,455
[4]	Connecticut Light & Power Co.	0.750%	12/1/25	5,000	4,597
[4]	Connecticut Light & Power Co.	3.200%	3/15/27	7,175	7,180
[4]	Connecticut Light & Power Co.	2.050%	7/1/31	3,860	3,484
	Connecticut Light & Power Co.	4.300%	4/15/44	6,065	6,434
[4]	Connecticut Light & Power Co.	4.150%	6/1/45	4,850	5,060
	Connecticut Light & Power Co.	4.000%	4/1/48	10,690	11,223
[4]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	2,515	2,488
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	1,089	1,114
[4]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	1,350	1,397
[4]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,585	7,389
[4]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	5,144	6,042
[4]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,095	3,779
[4]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	525	658
[4]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	3,931	5,132
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	11,282	13,230
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	10,088	12,003
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	3,690	3,600
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	22,838	23,960
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	13,975	14,712
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	16,710	16,177
[4]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	7,947	7,725
[4]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	8,202	8,341
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	6,165	5,461
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,726	6,210
[4]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	4,692	4,837
[4]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	4,210	4,111
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	10,124	10,703
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	7,453	6,872
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	11,850	10,996
[4]	Consolidated Edison Inc.	0.650%	12/1/23	8,400	8,183
	Constellation Energy Generation LLC	6.250%	10/1/39	14,143	16,020
	Constellation Energy Generation LLC	5.750%	10/1/41	7,988	8,629
	Constellation Energy Generation LLC	5.600%	6/15/42	11,592	12,349
	Consumers Energy Co.	0.350%	6/1/23	4,300	4,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consumers Energy Co.	3.375%	8/15/23	7,585	7,648
	Consumers Energy Co.	3.800%	11/15/28	7,344	7,516
	Consumers Energy Co.	3.950%	5/15/43	4,778	4,897
	Consumers Energy Co.	3.250%	8/15/46	6,784	6,318
	Consumers Energy Co.	3.950%	7/15/47	4,850	5,048
	Consumers Energy Co.	4.050%	5/15/48	6,957	7,335
	Consumers Energy Co.	4.350%	4/15/49	8,155	8,925
	Consumers Energy Co.	3.100%	8/15/50	7,690	7,039
	Consumers Energy Co.	3.500%	8/1/51	19,427	19,058
	Consumers Energy Co.	2.650%	8/15/52	4,050	3,368
	Consumers Energy Co.	2.500%	5/1/60	8,785	6,722
	Dayton Power & Light Co.	3.950%	6/15/49	1,568	1,564
	Delmarva Power & Light Co.	3.500%	11/15/23	4,760	4,818
	Delmarva Power & Light Co.	4.150%	5/15/45	5,475	5,545
	Dominion Energy Inc.	3.071%	8/15/24	6,243	6,228
	Dominion Energy Inc.	3.900%	10/1/25	10,933	11,190
[4]	Dominion Energy Inc.	1.450%	4/15/26	6,667	6,217
[4]	Dominion Energy Inc.	2.850%	8/15/26	7,616	7,473
[4]	Dominion Energy Inc.	3.600%	3/15/27	3,425	3,461
	Dominion Energy Inc.	4.250%	6/1/28	5,353	5,566
[4]	Dominion Energy Inc.	3.375%	4/1/30	36,306	35,762
[4]	Dominion Energy Inc.	2.250%	8/15/31	10,175	9,172
[4]	Dominion Energy Inc.	6.300%	3/15/33	6,298	7,551
[4]	Dominion Energy Inc.	5.250%	8/1/33	1,489	1,667
[4]	Dominion Energy Inc.	5.950%	6/15/35	4,385	5,134
	Dominion Energy Inc.	7.000%	6/15/38	5,583	7,239
[4]	Dominion Energy Inc.	3.300%	4/15/41	6,200	5,629
[4]	Dominion Energy Inc.	4.900%	8/1/41	11,680	12,720
[4]	Dominion Energy Inc.	4.050%	9/15/42	8,806	8,664
	Dominion Energy Inc.	4.700%	12/1/44	4,401	4,688
[4]	Dominion Energy Inc.	4.600%	3/15/49	7,491	8,157
[4]	Dominion Energy Inc.	5.750%	10/1/54	4,381	4,427
[4]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	2,190	2,002
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	6,129	7,550
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	3,230	3,965
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,852	4,531
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,473	6,891
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	6,313	7,394
	DTE Electric Co.	3.650%	3/15/24	9,250	9,409
	DTE Electric Co.	3.375%	3/1/25	8,028	8,096
[4]	DTE Electric Co.	1.900%	4/1/28	3,575	3,329
	DTE Electric Co.	2.250%	3/1/30	25,702	23,998
[4]	DTE Electric Co.	2.625%	3/1/31	7,625	7,244
[4]	DTE Electric Co.	4.000%	4/1/43	6,425	6,569
	DTE Electric Co.	4.300%	7/1/44	825	877
	DTE Electric Co.	3.700%	3/15/45	7,804	7,683
	DTE Electric Co.	3.700%	6/1/46	3,127	3,124
	DTE Electric Co.	3.750%	8/15/47	6,445	6,477
[4]	DTE Electric Co.	4.050%	5/15/48	3,750	3,942
	DTE Electric Co.	3.950%	3/1/49	5,557	5,742
	DTE Electric Co.	2.950%	3/1/50	7,020	6,297
[4]	DTE Electric Co.	3.250%	4/1/51	5,825	5,457
[4]	DTE Energy Co.	2.529%	10/1/24	5,122	5,041
[4]	DTE Energy Co.	1.050%	6/1/25	7,695	7,205
	DTE Energy Co.	2.850%	10/1/26	40,648	39,767
[4]	DTE Energy Co.	3.400%	6/15/29	15,563	15,270
	DTE Energy Co.	2.950%	3/1/30	3,549	3,376
	Duke Energy Carolinas LLC	2.950%	12/1/26	8,665	8,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	3.950%	11/15/28	15,225	15,849
[4]	Duke Energy Carolinas LLC	6.000%	12/1/28	6,060	6,908
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,172	5,852
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,756	6,383
	Duke Energy Carolinas LLC	2.550%	4/15/31	5,700	5,386
	Duke Energy Carolinas LLC	6.450%	10/15/32	4,590	5,587
	Duke Energy Carolinas LLC	6.100%	6/1/37	10,306	12,241
	Duke Energy Carolinas LLC	6.000%	1/15/38	7,195	8,978
	Duke Energy Carolinas LLC	6.050%	4/15/38	6,241	7,782
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,558	11,318
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,212	6,506
	Duke Energy Carolinas LLC	4.000%	9/30/42	7,879	8,093
	Duke Energy Carolinas LLC	3.750%	6/1/45	11,403	11,185
	Duke Energy Carolinas LLC	3.875%	3/15/46	11,145	11,327
	Duke Energy Carolinas LLC	3.700%	12/1/47	9,328	9,237
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,945	2,009
	Duke Energy Carolinas LLC	3.200%	8/15/49	8,347	7,754
	Duke Energy Carolinas LLC	3.450%	4/15/51	7,100	6,886
	Duke Energy Corp.	3.950%	10/15/23	4,900	4,973
	Duke Energy Corp.	0.900%	9/15/25	5,700	5,282
	Duke Energy Corp.	2.650%	9/1/26	12,889	12,566
	Duke Energy Corp.	3.150%	8/15/27	15,379	15,224
	Duke Energy Corp.	3.400%	6/15/29	6,631	6,578
	Duke Energy Corp.	2.450%	6/1/30	18,881	17,367
	Duke Energy Corp.	2.550%	6/15/31	9,200	8,435
	Duke Energy Corp.	4.800%	12/15/45	4,693	5,017
	Duke Energy Corp.	3.750%	9/1/46	21,043	19,836
	Duke Energy Corp.	3.950%	8/15/47	1,103	1,072
	Duke Energy Corp.	4.200%	6/15/49	8,350	8,379
	Duke Energy Corp.	3.500%	6/15/51	8,435	7,689
	Duke Energy Corp.	3.250%	1/15/82	2,025	1,794
	Duke Energy Florida LLC	3.200%	1/15/27	4,307	4,338
	Duke Energy Florida LLC	3.800%	7/15/28	6,018	6,178
	Duke Energy Florida LLC	2.500%	12/1/29	15,250	14,498
	Duke Energy Florida LLC	1.750%	6/15/30	8,010	7,118
	Duke Energy Florida LLC	2.400%	12/15/31	8,200	7,573
	Duke Energy Florida LLC	6.350%	9/15/37	9,006	11,465
	Duke Energy Florida LLC	6.400%	6/15/38	10,406	13,602
	Duke Energy Florida LLC	5.650%	4/1/40	1,895	2,297
	Duke Energy Florida LLC	3.850%	11/15/42	1,409	1,405
	Duke Energy Florida LLC	3.400%	10/1/46	8,705	8,122
	Duke Energy Florida LLC	4.200%	7/15/48	5,825	6,172
	Duke Energy Florida LLC	3.000%	12/15/51	5,475	4,869
[4]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	438	435
[4]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	4,050	3,950
	Duke Energy Indiana LLC	6.120%	10/15/35	5,848	6,813
	Duke Energy Indiana LLC	6.350%	8/15/38	9,664	12,228
	Duke Energy Indiana LLC	6.450%	4/1/39	4,410	5,630
[4]	Duke Energy Indiana LLC	4.900%	7/15/43	3,777	4,192
	Duke Energy Indiana LLC	3.750%	5/15/46	19,650	19,552
[4]	Duke Energy Indiana LLC	3.250%	10/1/49	5,783	5,260
	Duke Energy Ohio Inc.	3.800%	9/1/23	1,200	1,213
	Duke Energy Ohio Inc.	3.650%	2/1/29	14,769	15,034
	Duke Energy Ohio Inc.	2.125%	6/1/30	4,100	3,716
	Duke Energy Ohio Inc.	3.700%	6/15/46	6,775	6,611
	Duke Energy Ohio Inc.	4.300%	2/1/49	2,293	2,449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	3.375%	9/1/23	2,509	2,539
	Duke Energy Progress LLC	3.250%	8/15/25	13,250	13,361
	Duke Energy Progress LLC	3.700%	9/1/28	8,105	8,290
	Duke Energy Progress LLC	3.450%	3/15/29	10,636	10,725
	Duke Energy Progress LLC	2.000%	8/15/31	12,100	10,858
	Duke Energy Progress LLC	6.300%	4/1/38	5,617	7,116
	Duke Energy Progress LLC	4.100%	5/15/42	5,142	5,294
	Duke Energy Progress LLC	4.100%	3/15/43	7,070	7,261
	Duke Energy Progress LLC	4.375%	3/30/44	15,115	15,995
	Duke Energy Progress LLC	4.150%	12/1/44	8,074	8,352
	Duke Energy Progress LLC	4.200%	8/15/45	8,062	8,489
	Duke Energy Progress LLC	3.700%	10/15/46	8,275	8,228
	Duke Energy Progress LLC	3.600%	9/15/47	8,008	7,889
	Duke Energy Progress LLC	2.500%	8/15/50	4,550	3,697
	Duke Energy Progress LLC	2.900%	8/15/51	8,375	7,340
	Duke Energy Progress LLC	4.000%	4/1/52	5,000	5,311
[4]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	4,175	3,969
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	5,250	5,123
[4]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	4,175	3,836
[7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	892
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	13,725	13,861
[4]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	5,500	5,441
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	5,265	5,306
	Edison International	3.550%	11/15/24	5,818	5,846
	Edison International	5.750%	6/15/27	3,493	3,748
	Edison International	4.125%	3/15/28	5,450	5,420
	El Paso Electric Co.	6.000%	5/15/35	3,375	3,988
	El Paso Electric Co.	5.000%	12/1/44	4,500	4,850
	Emera US Finance LP	3.550%	6/15/26	9,584	9,585
	Emera US Finance LP	4.750%	6/15/46	18,309	19,148
	Enel Americas SA	4.000%	10/25/26	7,473	7,664
	Enel Chile SA	4.875%	6/12/28	13,471	13,939
	Entergy Arkansas LLC	3.500%	4/1/26	6,278	6,360
	Entergy Arkansas LLC	4.200%	4/1/49	5,213	5,554
	Entergy Arkansas LLC	2.650%	6/15/51	9,600	7,883
	Entergy Corp.	0.900%	9/15/25	10,788	9,921
	Entergy Corp.	2.950%	9/1/26	11,639	11,461
	Entergy Corp.	1.900%	6/15/28	2,883	2,612
	Entergy Corp.	2.800%	6/15/30	18,293	17,135
	Entergy Corp.	2.400%	6/15/31	7,894	7,092
	Entergy Corp.	3.750%	6/15/50	12,565	11,843
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,146	4,369
	Entergy Louisiana LLC	4.050%	9/1/23	6,608	6,717
	Entergy Louisiana LLC	0.620%	11/17/23	5,552	5,389
	Entergy Louisiana LLC	0.950%	10/1/24	10,450	9,983
	Entergy Louisiana LLC	5.400%	11/1/24	5,125	5,414
	Entergy Louisiana LLC	2.400%	10/1/26	8,093	7,839
	Entergy Louisiana LLC	3.120%	9/1/27	7,127	7,035
	Entergy Louisiana LLC	3.250%	4/1/28	5,227	5,177
	Entergy Louisiana LLC	1.600%	12/15/30	4,480	3,891
	Entergy Louisiana LLC	3.050%	6/1/31	12,359	12,057
	Entergy Louisiana LLC	2.350%	6/15/32	8,040	7,330
	Entergy Louisiana LLC	4.000%	3/15/33	13,800	14,391
	Entergy Louisiana LLC	3.100%	6/15/41	6,711	6,164
	Entergy Louisiana LLC	4.950%	1/15/45	12,285	12,741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	4.200%	9/1/48	9,950	10,528
	Entergy Louisiana LLC	4.200%	4/1/50	10,555	11,133
	Entergy Louisiana LLC	2.900%	3/15/51	12,386	10,695
	Entergy Mississippi LLC	2.850%	6/1/28	13,377	12,901
	Entergy Mississippi LLC	3.850%	6/1/49	6,485	6,502
	Entergy Texas Inc.	1.750%	3/15/31	11,218	9,793
	Entergy Texas Inc.	4.500%	3/30/39	639	668
	Entergy Texas Inc.	3.550%	9/30/49	4,324	4,061
	Essential Utilities Inc.	3.566%	5/1/29	9,134	9,125
	Essential Utilities Inc.	2.704%	4/15/30	8,100	7,587
	Essential Utilities Inc.	4.276%	5/1/49	5,750	5,896
	Essential Utilities Inc.	3.351%	4/15/50	6,195	5,547
	Evergy Inc.	2.450%	9/15/24	3,887	3,814
	Evergy Inc.	2.900%	9/15/29	6,893	6,588
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,601	6,461
	Evergy Kansas Central Inc.	3.100%	4/1/27	13,320	13,281
	Evergy Kansas Central Inc.	4.125%	3/1/42	8,997	9,095
	Evergy Kansas Central Inc.	4.100%	4/1/43	5,625	5,648
	Evergy Kansas Central Inc.	4.250%	12/1/45	4,304	4,428
	Evergy Kansas Central Inc.	3.250%	9/1/49	5,350	4,798
[4]	Evergy Metro Inc.	2.250%	6/1/30	6,896	6,330
	Evergy Metro Inc.	5.300%	10/1/41	7,810	9,103
	Evergy Metro Inc.	4.200%	6/15/47	7,345	7,616
	Evergy Metro Inc.	4.200%	3/15/48	3,263	3,428
[4]	Evergy Metro Inc.	4.125%	4/1/49	1,157	1,194
[4]	Eversource Energy	3.800%	12/1/23	6,200	6,289
[4]	Eversource Energy	2.900%	10/1/24	3,900	3,884
[4]	Eversource Energy	3.150%	1/15/25	5,697	5,687
[4]	Eversource Energy	3.300%	1/15/28	7,625	7,507
[4]	Eversource Energy	4.250%	4/1/29	6,750	7,013
[4]	Eversource Energy	1.650%	8/15/30	8,945	7,705
	Eversource Energy	2.550%	3/15/31	4,613	4,241
	Eversource Energy	3.450%	1/15/50	12,375	11,304
	Exelon Corp.	3.497%	6/1/22	4,237	4,242
[4]	Exelon Corp.	3.950%	6/15/25	23,228	23,756
	Exelon Corp.	3.400%	4/15/26	13,715	13,780
[7]	Exelon Corp.	2.750%	3/15/27	1,000	974
	Exelon Corp.	4.050%	4/15/30	20,154	20,806
[7]	Exelon Corp.	3.350%	3/15/32	1,000	976
[4]	Exelon Corp.	4.950%	6/15/35	7,862	8,447
	Exelon Corp.	5.625%	6/15/35	7,099	8,095
	Exelon Corp.	5.100%	6/15/45	4,837	5,419
	Exelon Corp.	4.450%	4/15/46	9,995	10,446
	Exelon Corp.	4.700%	4/15/50	12,834	14,125
[7]	Exelon Corp.	4.100%	3/15/52	2,500	2,545
	Florida Power & Light Co.	2.750%	6/1/23	11,625	11,659
	Florida Power & Light Co.	3.250%	6/1/24	10,415	10,550
	Florida Power & Light Co.	2.850%	4/1/25	21,762	21,783
	Florida Power & Light Co.	3.125%	12/1/25	8,850	8,922
	Florida Power & Light Co.	2.450%	2/3/32	13,831	13,019
	Florida Power & Light Co.	5.625%	4/1/34	3,211	3,889
	Florida Power & Light Co.	4.950%	6/1/35	1,868	2,120
	Florida Power & Light Co.	5.650%	2/1/37	4,296	5,185
	Florida Power & Light Co.	5.950%	2/1/38	8,965	11,297
	Florida Power & Light Co.	5.960%	4/1/39	1,072	1,355
	Florida Power & Light Co.	5.690%	3/1/40	607	761
	Florida Power & Light Co.	5.250%	2/1/41	1,655	1,971
	Florida Power & Light Co.	4.125%	2/1/42	16,767	17,743

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	4.050%	6/1/42	8,690	9,138
	Florida Power & Light Co.	3.800%	12/15/42	5,842	5,966
	Florida Power & Light Co.	4.050%	10/1/44	4,440	4,664
	Florida Power & Light Co.	3.700%	12/1/47	9,620	9,781
	Florida Power & Light Co.	3.950%	3/1/48	25,598	27,273
	Florida Power & Light Co.	3.990%	3/1/49	1,113	1,193
	Florida Power & Light Co.	3.150%	10/1/49	14,830	13,911
	Fortis Inc.	3.055%	10/4/26	12,515	12,370
[4]	Georgia Power Co.	2.100%	7/30/23	11,148	11,089
[4]	Georgia Power Co.	2.200%	9/15/24	7,575	7,441
	Georgia Power Co.	3.250%	4/1/26	8,950	8,986
	Georgia Power Co.	3.250%	3/30/27	8,046	8,001
[4]	Georgia Power Co.	2.650%	9/15/29	9,833	9,290
[4]	Georgia Power Co.	4.750%	9/1/40	8,877	9,447
	Georgia Power Co.	4.300%	3/15/42	11,905	12,038
	Georgia Power Co.	4.300%	3/15/43	5,190	5,206
[4]	Georgia Power Co.	3.700%	1/30/50	5,246	4,889
[4]	Georgia Power Co.	3.250%	3/15/51	8,700	7,578
[4]	Gulf Power Co.	3.300%	5/30/27	4,205	4,218
	Iberdrola International BV	6.750%	7/15/36	4,136	5,403
	Indiana Michigan Power Co.	3.850%	5/15/28	11,482	11,690
	Indiana Michigan Power Co.	6.050%	3/15/37	7,554	9,158
[4]	Indiana Michigan Power Co.	4.550%	3/15/46	6,755	7,156
[4]	Indiana Michigan Power Co.	3.750%	7/1/47	9,680	9,310
	Indiana Michigan Power Co.	3.250%	5/1/51	13,825	12,396
	Interstate Power & Light Co.	3.250%	12/1/24	13,102	13,172
	Interstate Power & Light Co.	4.100%	9/26/28	8,575	8,836
	Interstate Power & Light Co.	3.600%	4/1/29	5,331	5,350
	Interstate Power & Light Co.	2.300%	6/1/30	6,075	5,555
	Interstate Power & Light Co.	6.250%	7/15/39	3,795	4,810
	Interstate Power & Light Co.	3.700%	9/15/46	3,802	3,636
	Interstate Power & Light Co.	3.500%	9/30/49	392	359
	Interstate Power & Light Co.	3.100%	11/30/51	5,175	4,443
	IPALCO Enterprises Inc.	3.700%	9/1/24	370	370
	IPALCO Enterprises Inc.	4.250%	5/1/30	4,837	4,842
	ITC Holdings Corp.	3.650%	6/15/24	4,482	4,519
	ITC Holdings Corp.	3.250%	6/30/26	6,380	6,336
	ITC Holdings Corp.	3.350%	11/15/27	8,658	8,657
	ITC Holdings Corp.	5.300%	7/1/43	11,850	13,471
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,815	3,058
	Kentucky Utilities Co.	5.125%	11/1/40	7,266	8,149
	Kentucky Utilities Co.	4.375%	10/1/45	7,570	7,880
	Kentucky Utilities Co.	3.300%	6/1/50	11,000	10,007
[4]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,350	4,370
	Louisville Gas & Electric Co.	4.250%	4/1/49	12,097	12,625
	MidAmerican Energy Co.	3.500%	10/15/24	10,694	10,906
	MidAmerican Energy Co.	3.100%	5/1/27	5,680	5,681
	MidAmerican Energy Co.	3.650%	4/15/29	8,512	8,775
	MidAmerican Energy Co.	6.750%	12/30/31	4,264	5,385
[4]	MidAmerican Energy Co.	5.750%	11/1/35	3,200	3,829
[4]	MidAmerican Energy Co.	5.800%	10/15/36	8,780	10,725
	MidAmerican Energy Co.	4.800%	9/15/43	5,266	5,980
	MidAmerican Energy Co.	4.400%	10/15/44	2,158	2,331
	MidAmerican Energy Co.	4.250%	5/1/46	7,795	8,386
	MidAmerican Energy Co.	3.950%	8/1/47	4,487	4,651
	MidAmerican Energy Co.	3.650%	8/1/48	11,920	11,806
	MidAmerican Energy Co.	4.250%	7/15/49	8,566	9,371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MidAmerican Energy Co.	3.150%	4/15/50	2,770	2,557
	Mississippi Power Co.	3.950%	3/30/28	1,775	1,806
[4]	Mississippi Power Co.	4.250%	3/15/42	8,090	8,060
	National Fuel Gas Co.	5.200%	7/15/25	2,802	2,912
	National Fuel Gas Co.	5.500%	1/15/26	4,436	4,680
	National Fuel Gas Co.	3.950%	9/15/27	4,390	4,347
	National Fuel Gas Co.	4.750%	9/1/28	10,846	10,956
	National Fuel Gas Co.	2.950%	3/1/31	3,648	3,318
	National Grid USA	5.803%	4/1/35	3,183	3,615
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	6,189	6,258
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,161	15,233
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	3,102	2,975
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	9,942	9,890
[4]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	10,002	10,022
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	17,374	15,842
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,239	5,183
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	566	565
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	6,065	6,218
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	7,909	8,083
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	7,011	6,557
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	1,000	843
[4]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	5,670	4,864
[4]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,860	2,504
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	11,870	12,202
[4]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	8,045	7,844
[4]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	6,615	6,652
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	10,750	11,620
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	14,600	15,671
[4]	Nevada Power Co.	3.700%	5/1/29	12,145	12,499
[4]	Nevada Power Co.	2.400%	5/1/30	7,865	7,385
[4]	Nevada Power Co.	6.650%	4/1/36	5,765	7,408
[4]	Nevada Power Co.	6.750%	7/1/37	8,597	11,189
[4]	Nevada Power Co.	3.125%	8/1/50	8,308	7,420
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	14,270	14,276
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	17,309	17,490
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	5,333	4,914
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	6,249	6,283
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	5,231	4,997
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	35,464	32,497
[4]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	9,257	9,076
[4]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	5,962	6,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NiSource Inc.	0.950%	8/15/25	12,591	11,581
	NiSource Inc.	3.490%	5/15/27	10,641	10,616
	NiSource Inc.	2.950%	9/1/29	12,627	12,026
	NiSource Inc.	3.600%	5/1/30	3,291	3,266
	NiSource Inc.	1.700%	2/15/31	15,639	13,269
	NiSource Inc.	5.950%	6/15/41	7,257	8,513
	NiSource Inc.	5.250%	2/15/43	2,200	2,382
	NiSource Inc.	4.800%	2/15/44	3,884	4,045
	NiSource Inc.	5.650%	2/1/45	4,680	5,300
	NiSource Inc.	4.375%	5/15/47	28,772	29,236
	NiSource Inc.	3.950%	3/30/48	1,222	1,167
	Northern States Power Co.	2.600%	5/15/23	4,400	4,403
	Northern States Power Co.	2.250%	4/1/31	1,855	1,718
	Northern States Power Co.	6.250%	6/1/36	3,670	4,636
	Northern States Power Co.	6.200%	7/1/37	5,561	7,084
	Northern States Power Co.	5.350%	11/1/39	9,596	11,516
	Northern States Power Co.	3.400%	8/15/42	6,559	6,354
	Northern States Power Co.	4.125%	5/15/44	1,043	1,090
	Northern States Power Co.	4.000%	8/15/45	3,120	3,216
	Northern States Power Co.	3.600%	5/15/46	300	299
	Northern States Power Co.	3.600%	9/15/47	1,632	1,613
	Northern States Power Co.	2.900%	3/1/50	5,321	4,724
	Northern States Power Co.	2.600%	6/1/51	1,172	987
	Northern States Power Co.	3.200%	4/1/52	4,630	4,374
	NorthWestern Corp.	4.176%	11/15/44	5,130	5,336
	NSTAR Electric Co.	3.200%	5/15/27	8,650	8,676
	NSTAR Electric Co.	3.250%	5/15/29	5,303	5,299
	NSTAR Electric Co.	3.950%	4/1/30	2,133	2,218
	NSTAR Electric Co.	5.500%	3/15/40	5,446	6,539
	NSTAR Electric Co.	4.400%	3/1/44	3,300	3,508
	Oglethorpe Power Corp.	5.950%	11/1/39	3,143	3,713
	Oglethorpe Power Corp.	5.375%	11/1/40	8,450	9,562
	Oglethorpe Power Corp.	5.050%	10/1/48	1,550	1,732
	Oglethorpe Power Corp.	5.250%	9/1/50	1,018	1,150
	Ohio Edison Co.	6.875%	7/15/36	2,430	3,157
[4]	Ohio Power Co.	2.600%	4/1/30	450	425
[4]	Ohio Power Co.	1.625%	1/15/31	6,562	5,622
	Ohio Power Co.	4.150%	4/1/48	5,305	5,406
	Ohio Power Co.	4.000%	6/1/49	5,490	5,461
[4]	Ohio Power Co.	2.900%	10/1/51	4,060	3,389
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,725	5,809
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	9,443	9,317
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	4,220	4,298
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	5,668	5,600
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	11,330	11,317
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	10,172	10,163
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,800	2,571
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	6,993	7,179
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	1,600	1,825
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	6,038	5,818
[7]	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	2,392	2,305
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	5,654	7,300
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,130	4,112
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,892	2,694
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	5,900	6,977
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	4,919	5,396
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,295	2,746
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	12,637	12,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	4,938	4,992
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	3,305	3,499
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	13,193	13,367
[4]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	8,020	7,355
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	7,319	7,363
[7]	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	2,475	2,113
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	4,657	5,917
	ONE Gas Inc.	1.100%	3/11/24	7,560	7,273
	ONE Gas Inc.	2.000%	5/15/30	3,050	2,727
	ONE Gas Inc.	4.658%	2/1/44	5,890	6,287
	ONE Gas Inc.	4.500%	11/1/48	7,924	8,455
	Pacific Gas & Electric Co.	1.750%	6/16/22	32,100	32,060
	Pacific Gas & Electric Co.	1.700%	11/15/23	4,370	4,261
	Pacific Gas & Electric Co.	3.850%	11/15/23	9,405	9,437
	Pacific Gas & Electric Co.	3.750%	2/15/24	4,216	4,214
	Pacific Gas & Electric Co.	3.500%	6/15/25	7,429	7,321
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,751	1,716
	Pacific Gas & Electric Co.	3.150%	1/1/26	28,964	27,905
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,163	4,642
	Pacific Gas & Electric Co.	3.300%	12/1/27	32,947	31,152
	Pacific Gas & Electric Co.	3.000%	6/15/28	2,478	2,308
	Pacific Gas & Electric Co.	3.750%	7/1/28	19,560	18,827
	Pacific Gas & Electric Co.	4.550%	7/1/30	42,388	42,059
	Pacific Gas & Electric Co.	2.500%	2/1/31	27,308	23,497
	Pacific Gas & Electric Co.	3.250%	6/1/31	5,690	5,146
	Pacific Gas & Electric Co.	4.500%	7/1/40	27,046	24,718
	Pacific Gas & Electric Co.	3.300%	8/1/40	11,031	9,045
	Pacific Gas & Electric Co.	4.200%	6/1/41	6,750	5,908
	Pacific Gas & Electric Co.	4.750%	2/15/44	15,165	13,760
	Pacific Gas & Electric Co.	4.300%	3/15/45	10,281	8,808
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,584	4,832
	Pacific Gas & Electric Co.	3.950%	12/1/47	29,163	24,164
	Pacific Gas & Electric Co.	4.950%	7/1/50	46,079	43,617
	Pacific Gas & Electric Co.	3.500%	8/1/50	29,252	23,297
	PacifiCorp	2.950%	6/1/23	5,381	5,387
	PacifiCorp	3.600%	4/1/24	7,264	7,366
	PacifiCorp	3.500%	6/15/29	14,068	14,245
	PacifiCorp	2.700%	9/15/30	6,623	6,338
	PacifiCorp	7.700%	11/15/31	1,399	1,857
	PacifiCorp	5.250%	6/15/35	3,968	4,483
	PacifiCorp	6.100%	8/1/36	5,828	7,063
	PacifiCorp	5.750%	4/1/37	10,290	12,121
	PacifiCorp	6.250%	10/15/37	8,037	10,026
	PacifiCorp	6.350%	7/15/38	4,232	5,385
	PacifiCorp	6.000%	1/15/39	4,921	6,096
	PacifiCorp	4.100%	2/1/42	5,640	5,694
	PacifiCorp	4.125%	1/15/49	19,062	19,883
	PacifiCorp	4.150%	2/15/50	13,329	13,946
	PacifiCorp	3.300%	3/15/51	11,891	10,974
	PacifiCorp	2.900%	6/15/52	19,758	17,344
	PECO Energy Co.	3.150%	10/15/25	2,350	2,358
	PECO Energy Co.	3.900%	3/1/48	6,896	7,120
	PECO Energy Co.	3.000%	9/15/49	5,925	5,299
	PECO Energy Co.	2.800%	6/15/50	6,540	5,650
	PECO Energy Co.	3.050%	3/15/51	5,100	4,602
	PECO Energy Co.	2.850%	9/15/51	4,000	3,477
[4]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	4,200	3,882
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	1,300	1,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	2,625	2,269
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	5,800	5,809
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	4,500	4,117
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,450	2,617
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,215	3,922
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	10,000	8,907
	Pinnacle West Capital Corp.	1.300%	6/15/25	10,615	9,946
	Potomac Electric Power Co.	3.600%	3/15/24	3,537	3,585
	Potomac Electric Power Co.	6.500%	11/15/37	7,787	10,203
	Potomac Electric Power Co.	4.150%	3/15/43	5,865	6,091
	PPL Capital Funding Inc.	3.100%	5/15/26	10,052	9,917
	PPL Electric Utilities Corp.	6.250%	5/15/39	5,942	7,622
	PPL Electric Utilities Corp.	4.125%	6/15/44	3,240	3,312
	PPL Electric Utilities Corp.	4.150%	10/1/45	5,505	5,651
	PPL Electric Utilities Corp.	3.950%	6/1/47	6,475	6,586
	PPL Electric Utilities Corp.	4.150%	6/15/48	3,777	3,986
	Progress Energy Inc.	7.750%	3/1/31	5,908	7,595
	Progress Energy Inc.	6.000%	12/1/39	7,724	9,229
	Public Service Co. of Colorado	3.700%	6/15/28	5,625	5,766
[4]	Public Service Co. of Colorado	1.900%	1/15/31	5,451	4,882
	Public Service Co. of Colorado	1.875%	6/15/31	10,245	9,154
[4]	Public Service Co. of Colorado	6.250%	9/1/37	1,223	1,580
	Public Service Co. of Colorado	3.600%	9/15/42	7,825	7,615
	Public Service Co. of Colorado	4.300%	3/15/44	1,737	1,837
	Public Service Co. of Colorado	3.800%	6/15/47	1,776	1,787
	Public Service Co. of Colorado	4.100%	6/15/48	4,475	4,718
	Public Service Co. of Colorado	4.050%	9/15/49	6,667	6,975
[4]	Public Service Co. of Colorado	3.200%	3/1/50	3,413	3,180
[4]	Public Service Co. of Colorado	2.700%	1/15/51	6,324	5,326
	Public Service Co. of New Hampshire	3.500%	11/1/23	4,388	4,440
	Public Service Co. of New Hampshire	3.600%	7/1/49	5,639	5,448
[4]	Public Service Electric & Gas Co.	2.375%	5/15/23	5,357	5,369
[4]	Public Service Electric & Gas Co.	3.250%	9/1/23	125	126
[4]	Public Service Electric & Gas Co.	3.000%	5/15/25	11,393	11,343
[4]	Public Service Electric & Gas Co.	2.250%	9/15/26	4,945	4,770
[4]	Public Service Electric & Gas Co.	3.000%	5/15/27	6,691	6,648
[4]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,370	1,400
[4]	Public Service Electric & Gas Co.	3.650%	9/1/28	1,225	1,243
[4]	Public Service Electric & Gas Co.	3.200%	5/15/29	3,675	3,678
[4]	Public Service Electric & Gas Co.	2.450%	1/15/30	3,743	3,557
[4]	Public Service Electric & Gas Co.	5.800%	5/1/37	1,986	2,441
[4]	Public Service Electric & Gas Co.	5.500%	3/1/40	417	503
[4]	Public Service Electric & Gas Co.	3.950%	5/1/42	14,730	15,028
[4]	Public Service Electric & Gas Co.	3.650%	9/1/42	2,111	2,071
[4]	Public Service Electric & Gas Co.	3.800%	3/1/46	16,805	16,919
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	6,501	6,388
[4]	Public Service Electric & Gas Co.	3.850%	5/1/49	11,118	11,401
[4]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,255	1,167
[4]	Public Service Electric & Gas Co.	3.150%	1/1/50	3,830	3,520
[4]	Public Service Electric & Gas Co.	2.700%	5/1/50	11,025	9,307
[4]	Public Service Electric & Gas Co.	2.050%	8/1/50	9,410	6,972
	Public Service Enterprise Group Inc.	2.875%	6/15/24	5,266	5,227
	Public Service Enterprise Group Inc.	0.800%	8/15/25	8,730	8,045
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,660	10,007
	Puget Energy Inc.	3.650%	5/15/25	11,158	11,206
	Puget Energy Inc.	4.100%	6/15/30	5,894	5,899
	Puget Sound Energy Inc.	6.274%	3/15/37	3,625	4,452
	Puget Sound Energy Inc.	5.757%	10/1/39	6,910	8,340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puget Sound Energy Inc.	5.795%	3/15/40	1,824	2,205
	Puget Sound Energy Inc.	5.638%	4/15/41	3,318	3,935
	Puget Sound Energy Inc.	4.300%	5/20/45	9,889	10,273
	Puget Sound Energy Inc.	4.223%	6/15/48	7,096	7,372
	Puget Sound Energy Inc.	3.250%	9/15/49	5,575	4,992
[4]	San Diego Gas & Electric Co.	3.600%	9/1/23	7,757	7,856
	San Diego Gas & Electric Co.	2.500%	5/15/26	1,589	1,557
[4]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,188	3,690
	San Diego Gas & Electric Co.	6.000%	6/1/39	1,929	2,384
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,845	6,300
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,925	5,803
	San Diego Gas & Electric Co.	4.150%	5/15/48	7,401	7,812
[4]	San Diego Gas & Electric Co.	3.320%	4/15/50	3,200	2,974
[4]	SCE Recovery Funding LLC	2.943%	11/15/42	3,075	2,950
	Sempra Energy	3.300%	4/1/25	9,000	9,004
	Sempra Energy	3.250%	6/15/27	9,828	9,709
	Sempra Energy	3.400%	2/1/28	13,969	13,925
	Sempra Energy	3.800%	2/1/38	14,675	14,444
	Sempra Energy	6.000%	10/15/39	25,707	31,475
	Sempra Energy	4.000%	2/1/48	10,968	10,875
	Sempra Energy	4.125%	4/1/52	5,191	4,834
	Sierra Pacific Power Co.	2.600%	5/1/26	13,135	12,915
	Southern California Edison Co.	0.700%	4/3/23	4,600	4,529
[4]	Southern California Edison Co.	3.400%	6/1/23	8,675	8,706
[4]	Southern California Edison Co.	0.700%	8/1/23	5,295	5,160
[4]	Southern California Edison Co.	3.500%	10/1/23	9,977	10,076
	Southern California Edison Co.	1.100%	4/1/24	7,298	7,053
[4]	Southern California Edison Co.	0.975%	8/1/24	4,000	3,819
[4]	Southern California Edison Co.	3.700%	8/1/25	16,664	16,940
[4]	Southern California Edison Co.	1.200%	2/1/26	5,800	5,373
[4]	Southern California Edison Co.	3.650%	3/1/28	12,217	12,260
[4]	Southern California Edison Co.	4.200%	3/1/29	7,912	8,189
	Southern California Edison Co.	6.650%	4/1/29	3,700	4,213
	Southern California Edison Co.	2.850%	8/1/29	4,517	4,316
	Southern California Edison Co.	2.250%	6/1/30	7,475	6,749
[4]	Southern California Edison Co.	2.500%	6/1/31	7,050	6,418
	Southern California Edison Co.	2.750%	2/1/32	4,440	4,110
	Southern California Edison Co.	6.000%	1/15/34	6,460	7,531
[4]	Southern California Edison Co.	5.750%	4/1/35	3,163	3,618
[4]	Southern California Edison Co.	5.350%	7/15/35	9,483	10,393
	Southern California Edison Co.	5.625%	2/1/36	6,390	7,127
[4]	Southern California Edison Co.	5.550%	1/15/37	6,225	6,903
[4]	Southern California Edison Co.	5.950%	2/1/38	9,960	11,602
	Southern California Edison Co.	6.050%	3/15/39	3,386	3,976
	Southern California Edison Co.	5.500%	3/15/40	8,463	9,484
	Southern California Edison Co.	4.500%	9/1/40	5,213	5,272
	Southern California Edison Co.	4.050%	3/15/42	13,675	13,208
[4]	Southern California Edison Co.	3.900%	3/15/43	6,736	6,277
	Southern California Edison Co.	4.650%	10/1/43	5,498	5,715
[4]	Southern California Edison Co.	3.600%	2/1/45	11,495	10,313
	Southern California Edison Co.	4.000%	4/1/47	4,708	4,537
[4]	Southern California Edison Co.	4.125%	3/1/48	20,671	20,223
[4]	Southern California Edison Co.	4.875%	3/1/49	8,080	8,638
	Southern California Edison Co.	3.650%	2/1/50	18,107	16,736
[4]	Southern California Edison Co.	2.950%	2/1/51	8,525	6,999
[4]	Southern California Edison Co.	3.650%	6/1/51	6,250	5,808
	Southern California Edison Co.	3.450%	2/1/52	6,250	5,628
	Southern California Gas Co.	3.150%	9/15/24	5,320	5,359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Gas Co.	3.200%	6/15/25	2,314	2,323
[4]	Southern California Gas Co.	2.600%	6/15/26	13,750	13,453
	Southern California Gas Co.	2.950%	4/15/27	8,300	8,186
[4]	Southern California Gas Co.	2.550%	2/1/30	9,701	9,111
	Southern California Gas Co.	3.750%	9/15/42	4,450	4,364
[4]	Southern California Gas Co.	4.125%	6/1/48	5,450	5,615
[4]	Southern California Gas Co.	4.300%	1/15/49	1,270	1,368
[4]	Southern California Gas Co.	3.950%	2/15/50	6,040	6,227
	Southern Co.	2.950%	7/1/23	8,919	8,966
[4]	Southern Co.	0.600%	2/26/24	3,762	3,616
	Southern Co.	3.250%	7/1/26	21,865	21,875
[4]	Southern Co.	1.750%	3/15/28	5,075	4,572
[4]	Southern Co.	3.700%	4/30/30	9,700	9,768
	Southern Co.	4.250%	7/1/36	7,185	7,280
	Southern Co.	4.400%	7/1/46	11,185	11,479
[4]	Southern Co.	4.000%	1/15/51	6,100	5,895
[4]	Southern Co.	3.750%	9/15/51	9,246	8,520
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	10,298	10,258
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	7,228	7,185
[4]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	9,247	7,936
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	5,260	6,211
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	5,446	5,410
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	6,000	5,698
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	18,800	18,935
[4]	Southern Co. Gas Capital Corp.	3.150%	9/30/51	700	598
	Southern Power Co.	4.150%	12/1/25	5,900	6,061
	Southern Power Co.	0.900%	1/15/26	1,000	917
	Southern Power Co.	5.150%	9/15/41	11,381	12,102
	Southern Power Co.	5.250%	7/15/43	3,750	4,025
[4]	Southern Power Co.	4.950%	12/15/46	4,510	4,804
	Southwest Gas Corp.	3.700%	4/1/28	9,075	9,036
	Southwest Gas Corp.	2.200%	6/15/30	1,350	1,190
	Southwest Gas Corp.	3.800%	9/29/46	1,175	1,076
	Southwest Gas Corp.	4.150%	6/1/49	4,400	4,307
[4]	Southwestern Electric Power Co.	1.650%	3/15/26	7,647	7,199
[4]	Southwestern Electric Power Co.	2.750%	10/1/26	5,710	5,585
[4]	Southwestern Electric Power Co.	4.100%	9/15/28	17,545	17,945
	Southwestern Electric Power Co.	6.200%	3/15/40	8,563	10,518
[4]	Southwestern Electric Power Co.	3.900%	4/1/45	15,217	14,355
[4]	Southwestern Electric Power Co.	3.850%	2/1/48	7,100	6,657
	Southwestern Electric Power Co.	3.250%	11/1/51	7,250	6,253
	Southwestern Public Service Co.	3.300%	6/15/24	2,990	2,994
	Southwestern Public Service Co.	4.500%	8/15/41	6,348	6,747
	Southwestern Public Service Co.	3.400%	8/15/46	21,190	19,682
	Southwestern Public Service Co.	3.700%	8/15/47	8,566	8,343
[4]	Southwestern Public Service Co.	4.400%	11/15/48	11,466	12,319
	Southwestern Public Service Co.	3.750%	6/15/49	6,687	6,638
[4]	Southwestern Public Service Co.	3.150%	5/1/50	10,700	9,667
	Tampa Electric Co.	2.400%	3/15/31	4,010	3,693
	Tampa Electric Co.	4.100%	6/15/42	927	934
	Tampa Electric Co.	4.350%	5/15/44	5,935	6,155
	Tampa Electric Co.	4.300%	6/15/48	4,556	4,855
	Tampa Electric Co.	4.450%	6/15/49	5,470	5,946
	Tampa Electric Co.	3.625%	6/15/50	5,095	4,869
	Tampa Electric Co.	3.450%	3/15/51	4,500	4,196
	Toledo Edison Co.	6.150%	5/15/37	3,940	4,829
	Tucson Electric Power Co.	3.050%	3/15/25	3,434	3,423
	Tucson Electric Power Co.	1.500%	8/1/30	5,441	4,659

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tucson Electric Power Co.	3.250%	5/15/32	3,000	2,931
	Tucson Electric Power Co.	4.850%	12/1/48	3,220	3,631
	Tucson Electric Power Co.	4.000%	6/15/50	6,892	6,881
	Union Electric Co.	3.500%	4/15/24	8,630	8,768
	Union Electric Co.	2.950%	6/15/27	6,840	6,764
	Union Electric Co.	3.500%	3/15/29	6,619	6,729
	Union Electric Co.	2.950%	3/15/30	10,110	9,925
	Union Electric Co.	2.150%	3/15/32	6,178	5,623
	Union Electric Co.	5.300%	8/1/37	3,570	4,027
	Union Electric Co.	8.450%	3/15/39	1,775	2,614
	Union Electric Co.	3.900%	9/15/42	5,637	5,587
	Union Electric Co.	3.650%	4/15/45	8,424	8,052
	Union Electric Co.	4.000%	4/1/48	9,860	10,189
	Union Electric Co.	3.250%	10/1/49	6,950	6,354
	Union Electric Co.	2.625%	3/15/51	5,250	4,339
[3]	Union Electric Co.	3.900%	4/1/52	2,800	2,899
	United Utilities plc	6.875%	8/15/28	1,485	1,774
	Veolia Environnement SA	6.750%	6/1/38	3,690	4,825
	Virginia Electric & Power Co.	3.450%	2/15/24	5,370	5,424
[4]	Virginia Electric & Power Co.	3.100%	5/15/25	5,030	5,032
[4]	Virginia Electric & Power Co.	3.150%	1/15/26	17,043	17,068
[4]	Virginia Electric & Power Co.	2.950%	11/15/26	5,151	5,095
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	32,391	32,864
[4]	Virginia Electric & Power Co.	3.800%	4/1/28	21,878	22,406
[4]	Virginia Electric & Power Co.	2.875%	7/15/29	4,145	4,040
	Virginia Electric & Power Co.	2.300%	11/15/31	4,000	3,674
	Virginia Electric & Power Co.	2.400%	3/30/32	8,440	7,795
[4]	Virginia Electric & Power Co.	6.000%	1/15/36	8,422	10,232
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	7,857	9,619
	Virginia Electric & Power Co.	6.350%	11/30/37	5,305	6,807
	Virginia Electric & Power Co.	8.875%	11/15/38	2,766	4,400
	Virginia Electric & Power Co.	4.000%	1/15/43	9,831	9,950
[4]	Virginia Electric & Power Co.	4.650%	8/15/43	10,202	11,140
	Virginia Electric & Power Co.	4.450%	2/15/44	11,966	12,770
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	8,305	8,643
[4]	Virginia Electric & Power Co.	4.000%	11/15/46	14,833	15,254
[4]	Virginia Electric & Power Co.	3.800%	9/15/47	8,224	8,184
	Virginia Electric & Power Co.	4.600%	12/1/48	7,385	8,355
	Virginia Electric & Power Co.	3.300%	12/1/49	860	806
	Virginia Electric & Power Co.	2.450%	12/15/50	13,666	10,990
	Virginia Electric & Power Co.	2.950%	11/15/51	25,980	22,890
[4]	Washington Gas Light Co.	3.796%	9/15/46	4,835	4,741
[4]	Washington Gas Light Co.	3.650%	9/15/49	6,375	6,147
	WEC Energy Group Inc.	0.550%	9/15/23	7,151	6,947
	WEC Energy Group Inc.	0.800%	3/15/24	6,085	5,837
	WEC Energy Group Inc.	3.550%	6/15/25	1,360	1,363
	WEC Energy Group Inc.	1.375%	10/15/27	7,570	6,805
	WEC Energy Group Inc.	2.200%	12/15/28	2,231	2,046
	WEC Energy Group Inc.	1.800%	10/15/30	7,970	6,898
	Wisconsin Electric Power Co.	2.050%	12/15/24	1,930	1,893
	Wisconsin Electric Power Co.	1.700%	6/15/28	3,860	3,503
	Wisconsin Electric Power Co.	5.625%	5/15/33	775	907
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,175	1,390
	Wisconsin Electric Power Co.	4.300%	10/15/48	4,040	4,318
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,450	2,429
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,325	5,441
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,990	4,845
	Wisconsin Public Service Corp.	3.671%	12/1/42	3,375	3,257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Public Service Corp.	4.752%	11/1/44	5,075	5,606
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,225	1,122
	Wisconsin Public Service Corp.	2.850%	12/1/51	5,750	4,930
	Xcel Energy Inc.	0.500%	10/15/23	7,257	7,029
	Xcel Energy Inc.	3.300%	6/1/25	7,555	7,570
	Xcel Energy Inc.	3.350%	12/1/26	5,772	5,783
	Xcel Energy Inc.	1.750%	3/15/27	4,000	3,715
	Xcel Energy Inc.	4.000%	6/15/28	7,098	7,228
	Xcel Energy Inc.	2.600%	12/1/29	9,702	9,164
	Xcel Energy Inc.	3.400%	6/1/30	17,903	17,884
	Xcel Energy Inc.	2.350%	11/15/31	4,072	3,705
	Xcel Energy Inc.	6.500%	7/1/36	9,038	11,337
	Xcel Energy Inc.	3.500%	12/1/49	6,340	5,880
					6,700,455
Total Corporate Bonds (Cost $85,088,704)					82,450,844
Sovereign Bonds (3.6%)
	African Development Bank	0.750%	4/3/23	6,285	6,212
	African Development Bank	3.000%	9/20/23	22,309	22,549
	African Development Bank	0.875%	3/23/26	36,400	33,974
[4]	African Development Bank	0.875%	7/22/26	23,712	22,089
[4]	Asian Development Bank	0.250%	7/14/23	60,025	58,588
[4]	Asian Development Bank	0.250%	10/6/23	57,350	55,679
	Asian Development Bank	2.625%	1/30/24	13,169	13,241
[4]	Asian Development Bank	0.375%	6/11/24	37,470	35,860
[4]	Asian Development Bank	0.625%	10/8/24	31,660	30,221
	Asian Development Bank	1.500%	10/18/24	51,056	49,801
[4]	Asian Development Bank	2.000%	1/22/25	16,765	16,527
[4]	Asian Development Bank	2.125%	3/19/25	3,485	3,446
	Asian Development Bank	0.625%	4/29/25	51,028	48,097
[4]	Asian Development Bank	0.375%	9/3/25	76,690	71,117
[4]	Asian Development Bank	0.500%	2/4/26	67,410	62,249
[4]	Asian Development Bank	1.000%	4/14/26	27,125	25,426
[4]	Asian Development Bank	2.000%	4/24/26	13,525	13,212
[4]	Asian Development Bank	1.750%	8/14/26	1,725	1,669
[4]	Asian Development Bank	2.625%	1/12/27	22,747	22,844
[4]	Asian Development Bank	1.500%	1/20/27	51,725	49,319
	Asian Development Bank	6.220%	8/15/27	1,230	1,434
[4]	Asian Development Bank	2.500%	11/2/27	41,416	41,258
[4]	Asian Development Bank	2.750%	1/19/28	25,212	25,426
[4]	Asian Development Bank	1.250%	6/9/28	8,500	7,853
	Asian Development Bank	5.820%	6/16/28	3,515	4,141
[4]	Asian Development Bank	3.125%	9/26/28	12,625	13,106
[4]	Asian Development Bank	1.750%	9/19/29	38,458	36,436
[4]	Asian Development Bank	1.875%	1/24/30	20,733	19,790
[4]	Asian Development Bank	0.750%	10/8/30	26,625	23,184
[4]	Asian Development Bank	1.500%	3/4/31	31,720	29,305
	Asian Infrastructure Investment Bank	0.250%	9/29/23	12,790	12,400
	Asian Infrastructure Investment Bank	2.250%	5/16/24	42,140	41,870
	Asian Infrastructure Investment Bank	0.500%	5/28/25	18,675	17,408
	Asian Infrastructure Investment Bank	0.500%	1/27/26	40,075	36,789
	Canadian Government Bond	1.625%	1/22/25	41,390	40,378
	Canadian Government Bond	0.750%	5/19/26	57,275	53,179
	Corp. Andina de Fomento	4.375%	6/15/22	20,170	20,263
	Corp. Andina de Fomento	2.375%	5/12/23	4,325	4,320
	Corp. Andina de Fomento	3.750%	11/23/23	15,430	15,673
	Corp. Andina de Fomento	1.250%	10/26/24	20,370	19,504
	Corp. Andina de Fomento	1.625%	9/23/25	6,000	5,697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corp. Andina de Fomento	2.250%	2/8/27	9,700	9,280
	Council of Europe Development Bank	0.250%	6/10/23	3,450	3,378
	Council of Europe Development Bank	0.250%	10/20/23	17,805	17,264
	Council of Europe Development Bank	2.500%	2/27/24	4,925	4,940
	Council of Europe Development Bank	0.375%	6/10/24	5,970	5,710
	Council of Europe Development Bank	1.375%	2/27/25	13,125	12,690
	Council of Europe Development Bank	0.875%	9/22/26	18,252	16,987
	Equinor ASA	7.750%	6/15/23	2,560	2,712
	Equinor ASA	2.650%	1/15/24	31,553	31,619
	Equinor ASA	3.700%	3/1/24	20,393	20,798
	Equinor ASA	3.250%	11/10/24	15,957	16,109
	Equinor ASA	2.875%	4/6/25	12,136	12,146
	Equinor ASA	1.750%	1/22/26	18,081	17,308
	Equinor ASA	3.000%	4/6/27	6,374	6,349
	Equinor ASA	7.250%	9/23/27	8,117	9,747
	Equinor ASA	3.625%	9/10/28	12,892	13,132
[7]	Equinor ASA	6.500%	12/1/28	975	1,147
	Equinor ASA	3.125%	4/6/30	24,102	24,016
	Equinor ASA	2.375%	5/22/30	8,379	7,912
	Equinor ASA	3.625%	4/6/40	7,205	7,208
	Equinor ASA	5.100%	8/17/40	7,741	9,159
	Equinor ASA	4.250%	11/23/41	10,919	11,830
	Equinor ASA	3.950%	5/15/43	12,648	13,096
	Equinor ASA	4.800%	11/8/43	10,345	11,925
	Equinor ASA	3.250%	11/18/49	25,851	24,347
	Equinor ASA	3.700%	4/6/50	30,277	30,791
[4]	European Bank for Reconstruction & Development	0.250%	7/10/23	29,403	28,711
	European Bank for Reconstruction & Development	1.625%	9/27/24	7,255	7,099
[4]	European Bank for Reconstruction & Development	1.500%	2/13/25	5,400	5,239
	European Bank for Reconstruction & Development	0.500%	5/19/25	33,117	31,026
[4]	European Bank for Reconstruction & Development	0.500%	11/25/25	32,375	29,986
[4]	European Bank for Reconstruction & Development	0.500%	1/28/26	40,900	37,730
	European Investment Bank	1.375%	5/15/23	36,655	36,408
[4]	European Investment Bank	2.875%	8/15/23	53,413	53,939
	European Investment Bank	0.250%	9/15/23	75,113	73,049
[4]	European Investment Bank	3.125%	12/14/23	53,809	54,558
	European Investment Bank	3.250%	1/29/24	59,733	60,722
	European Investment Bank	2.625%	3/15/24	39,466	39,672
	European Investment Bank	2.250%	6/24/24	53,301	53,129
	European Investment Bank	0.375%	7/24/24	20,000	19,072
	European Investment Bank	2.500%	10/15/24	26,840	26,855
	European Investment Bank	1.875%	2/10/25	64,015	62,872
	European Investment Bank	1.625%	3/14/25	66,846	65,100
	European Investment Bank	0.625%	7/25/25	82,900	77,768
	European Investment Bank	0.375%	12/15/25	58,501	53,954
	European Investment Bank	0.375%	3/26/26	55,430	50,818
	European Investment Bank	2.125%	4/13/26	51,571	50,716
	European Investment Bank	0.750%	10/26/26	4,984	4,607
[4]	European Investment Bank	1.375%	3/15/27	39,035	36,958
	European Investment Bank	2.375%	5/24/27	18,292	18,151
	European Investment Bank	0.625%	10/21/27	2,959	2,663
	European Investment Bank	1.625%	10/9/29	14,430	13,599
	European Investment Bank	0.875%	5/17/30	9,935	8,751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Investment Bank	0.750%	9/23/30	23,270	20,336
	European Investment Bank	1.250%	2/14/31	29,667	26,870
	European Investment Bank	4.875%	2/15/36	28,240	35,530
[8]	Export Development Canada	2.625%	2/21/24	21,765	21,867
	Export-Import Bank of Korea	3.625%	11/27/23	15,664	15,961
	Export-Import Bank of Korea	4.000%	1/14/24	33,700	34,541
	Export-Import Bank of Korea	0.375%	2/9/24	6,250	6,004
	Export-Import Bank of Korea	2.875%	1/21/25	3,300	3,302
	Export-Import Bank of Korea	1.875%	2/12/25	16,200	15,761
	Export-Import Bank of Korea	3.250%	11/10/25	7,330	7,405
	Export-Import Bank of Korea	0.625%	2/9/26	3,175	2,921
	Export-Import Bank of Korea	2.625%	5/26/26	30,625	30,336
	Export-Import Bank of Korea	3.250%	8/12/26	725	737
	Export-Import Bank of Korea	1.625%	1/18/27	7,575	7,127
	Export-Import Bank of Korea	2.375%	4/21/27	250	243
	Export-Import Bank of Korea	1.250%	9/21/30	25,300	22,141
	Export-Import Bank of Korea	1.375%	2/9/31	5,450	4,775
	Export-Import Bank of Korea	2.125%	1/18/32	11,500	10,510
	Export-Import Bank of Korea	2.500%	6/29/41	13,175	12,023
[9]	FMS Wertmanagement	2.750%	1/30/24	5,345	5,383
[4]	Hydro-Quebec	8.050%	7/7/24	8,490	9,430
[4]	Hydro-Quebec	8.500%	12/1/29	5,546	7,627
	Inter-American Development Bank	0.500%	5/24/23	20,329	19,986
	Inter-American Development Bank	3.000%	10/4/23	19,736	19,958
	Inter-American Development Bank	0.250%	11/15/23	78,130	75,655
	Inter-American Development Bank	2.625%	1/16/24	26,333	26,474
	Inter-American Development Bank	3.000%	2/21/24	34,059	34,466
	Inter-American Development Bank	0.500%	9/23/24	45,914	43,719
	Inter-American Development Bank	2.125%	1/15/25	31,295	30,937
[4]	Inter-American Development Bank	1.750%	3/14/25	42,925	41,956
	Inter-American Development Bank	0.875%	4/3/25	35,477	33,755
	Inter-American Development Bank	7.000%	6/15/25	5,849	6,616
	Inter-American Development Bank	0.625%	7/15/25	63,377	59,475
[4]	Inter-American Development Bank	0.875%	4/20/26	78,619	73,337
[4]	Inter-American Development Bank	2.000%	6/2/26	37,024	36,115
	Inter-American Development Bank	2.000%	7/23/26	26,168	25,600
	Inter-American Development Bank	1.500%	1/13/27	2,835	2,704
	Inter-American Development Bank	2.375%	7/7/27	49,975	49,517
	Inter-American Development Bank	0.625%	9/16/27	39,750	35,820
	Inter-American Development Bank	1.125%	7/20/28	27,175	24,966
	Inter-American Development Bank	3.125%	9/18/28	41,954	43,430
	Inter-American Development Bank	2.250%	6/18/29	21,825	21,419
[4]	Inter-American Development Bank	1.125%	1/13/31	29,595	26,549
[4]	Inter-American Development Bank	3.875%	10/28/41	4,720	5,439
	Inter-American Development Bank	3.200%	8/7/42	11,792	12,389
	Inter-American Development Bank	4.375%	1/24/44	11,750	14,672
	International Bank for Reconstruction & Development	1.750%	4/19/23	10,753	10,732
	International Bank for Reconstruction & Development	0.125%	4/20/23	24,749	24,294
[4]	International Bank for Reconstruction & Development	1.875%	6/19/23	65,300	65,160
	International Bank for Reconstruction & Development	3.000%	9/27/23	79,545	80,483
	International Bank for Reconstruction & Development	0.250%	11/24/23	88,880	86,020
	International Bank for Reconstruction & Development	2.500%	3/19/24	53,675	53,812

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	International Bank for Reconstruction & Development	1.500%	8/28/24	55,647	54,407
[4]	International Bank for Reconstruction & Development	2.500%	11/25/24	74,011	74,006
	International Bank for Reconstruction & Development	1.625%	1/15/25	39,675	38,738
[4]	International Bank for Reconstruction & Development	2.125%	3/3/25	4,796	4,741
	International Bank for Reconstruction & Development	0.750%	3/11/25	20,638	19,590
	International Bank for Reconstruction & Development	0.625%	4/22/25	90,536	85,426
	International Bank for Reconstruction & Development	0.375%	7/28/25	91,129	84,743
[4]	International Bank for Reconstruction & Development	2.500%	7/29/25	28,863	28,764
	International Bank for Reconstruction & Development	0.500%	10/28/25	96,602	89,752
[4]	International Bank for Reconstruction & Development	3.125%	11/20/25	15,869	16,151
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,282
	International Bank for Reconstruction & Development	0.875%	7/15/26	36,130	33,729
[4]	International Bank for Reconstruction & Development	1.875%	10/27/26	9,086	8,839
[4]	International Bank for Reconstruction & Development	2.500%	11/22/27	23,979	23,879
	International Bank for Reconstruction & Development	0.750%	11/24/27	59,752	54,113
[4]	International Bank for Reconstruction & Development	1.375%	4/20/28	34,725	32,381
	International Bank for Reconstruction & Development	1.125%	9/13/28	32,470	29,771
[4]	International Bank for Reconstruction & Development	1.750%	10/23/29	16,515	15,645
	International Bank for Reconstruction & Development	0.875%	5/14/30	26,475	23,282
	International Bank for Reconstruction & Development	0.750%	8/26/30	52,350	45,661
	International Bank for Reconstruction & Development	1.250%	2/10/31	57,300	51,744
	International Bank for Reconstruction & Development	1.625%	11/3/31	103,060	95,317
	International Bank for Reconstruction & Development	2.500%	3/29/32	34,250	34,119
[4]	International Bank for Reconstruction & Development	4.750%	2/15/35	10,790	13,115
[4]	International Finance Corp.	2.875%	7/31/23	25,350	25,593
[4]	International Finance Corp.	1.375%	10/16/24	22,030	21,434
[4]	International Finance Corp.	0.375%	7/16/25	6,250	5,819
[4]	International Finance Corp.	2.125%	4/7/26	24,895	24,441
	International Finance Corp.	0.750%	8/27/30	9,875	8,626
[10]	Japan Bank for International Cooperation	2.500%	6/1/22	9,525	9,547
[4,10]	Japan Bank for International Cooperation	1.625%	10/17/22	11,250	11,265
[10]	Japan Bank for International Cooperation	0.625%	5/22/23	29,500	28,996
[10]	Japan Bank for International Cooperation	3.250%	7/20/23	5,000	5,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,10]	Japan Bank for International Cooperation	3.375%	7/31/23	1,650	1,674
[10]	Japan Bank for International Cooperation	0.375%	9/15/23	35,185	34,225
[10]	Japan Bank for International Cooperation	3.375%	10/31/23	22,290	22,638
[4,10]	Japan Bank for International Cooperation	0.500%	4/15/24	6,000	5,759
[4,10]	Japan Bank for International Cooperation	2.500%	5/23/24	23,500	23,483
[4,10]	Japan Bank for International Cooperation	3.000%	5/29/24	20,705	20,917
[4,10]	Japan Bank for International Cooperation	1.750%	10/17/24	13,188	12,902
[4,10]	Japan Bank for International Cooperation	2.125%	2/10/25	38,109	37,529
[10]	Japan Bank for International Cooperation	0.625%	7/15/25	33,613	31,382
[4,10]	Japan Bank for International Cooperation	2.750%	1/21/26	10,592	10,564
[4,10]	Japan Bank for International Cooperation	2.375%	4/20/26	2,796	2,749
[4,10]	Japan Bank for International Cooperation	2.250%	11/4/26	32,250	31,606
[10]	Japan Bank for International Cooperation	2.875%	6/1/27	34,015	34,180
[10]	Japan Bank for International Cooperation	2.875%	7/21/27	9,250	9,299
[10]	Japan Bank for International Cooperation	2.750%	11/16/27	30,985	30,917
[10]	Japan Bank for International Cooperation	3.250%	7/20/28	14,144	14,625
[10]	Japan Bank for International Cooperation	3.500%	10/31/28	21,480	22,560
[10]	Japan Bank for International Cooperation	2.125%	2/16/29	19,390	18,655
[10]	Japan Bank for International Cooperation	2.000%	10/17/29	12,475	11,877
[10]	Japan Bank for International Cooperation	1.250%	1/21/31	16,115	14,394
[10]	Japan Bank for International Cooperation	1.875%	4/15/31	16,455	15,447
[10]	Japan International Cooperation Agency	2.750%	4/27/27	11,760	11,749
[10]	Japan International Cooperation Agency	3.375%	6/12/28	5,250	5,412
[10]	Japan International Cooperation Agency	1.000%	7/22/30	6,450	5,630
[10]	Japan International Cooperation Agency	1.750%	4/28/31	3,525	3,282
[9]	KFW	0.250%	4/25/23	55,321	54,362
[9]	KFW	0.250%	10/19/23	98,575	95,611
[9]	KFW	2.625%	2/28/24	26,063	26,201
[9]	KFW	0.250%	3/8/24	54,925	52,762
[9]	KFW	1.375%	8/5/24	36,746	35,852
[9]	KFW	0.500%	9/20/24	68,580	65,351
[9]	KFW	2.500%	11/20/24	64,831	64,832
[9]	KFW	1.250%	1/31/25	59,285	57,214
[9]	KFW	2.000%	5/2/25	22,527	22,151
[9]	KFW	0.375%	7/18/25	100,854	93,851
[9]	KFW	0.625%	1/22/26	89,405	83,090
[9]	KFW	1.000%	10/1/26	53,795	50,382
[9]	KFW	2.875%	4/3/28	23,000	23,382
[9]	KFW	1.750%	9/14/29	17,463	16,597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	KFW	0.750%	9/30/30	30,875	26,977
[9]	KFW	0.000%	4/18/36	20,967	14,552
[9]	KFW	0.000%	6/29/37	40,350	27,491
	Korea Development Bank	3.750%	1/22/24	23,949	24,449
	Korea Development Bank	3.250%	2/19/24	3,100	3,138
	Korea Development Bank	2.125%	10/1/24	6,630	6,549
	Korea Development Bank	0.750%	1/25/25	10,165	9,602
	Korea Development Bank	3.375%	9/16/25	820	832
	Korea Development Bank	0.800%	4/27/26	300	277
	Korea Development Bank	2.000%	9/12/26	2,000	1,926
	Korea Development Bank	1.375%	4/25/27	8,320	7,678
	Korea Development Bank	1.625%	1/19/31	13,900	12,362
	Korea Development Bank	2.000%	10/25/31	6,867	6,194
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	14,850	15,051
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	38,897	38,318
[4,9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	13,190	12,360
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	25,475	25,290
[9]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	18,000	16,811
[4,9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	18,175	17,600
[4,9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	14,574	14,479
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	26,525	23,396
	Nordic Investment Bank	0.375%	5/19/23	23,075	22,655
	Nordic Investment Bank	2.875%	7/19/23	13,850	13,978
	Nordic Investment Bank	2.250%	5/21/24	12,460	12,421
	Nordic Investment Bank	0.375%	9/20/24	5,600	5,317
	Nordic Investment Bank	0.375%	9/11/25	27,545	25,520
[4]	Nordic Investment Bank	0.500%	1/21/26	19,000	17,540
	North American Development Bank	2.400%	10/26/22	1,658	1,660
[11]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	12,451	12,616
[11]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	15,400	14,944
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	34,175	31,628
[4,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	24,000	22,123
[4]	Oriental Republic of Uruguay	4.500%	8/14/24	11,345	11,683
[4]	Oriental Republic of Uruguay	4.375%	10/27/27	27,244	28,914
[4]	Oriental Republic of Uruguay	4.375%	1/23/31	23,009	25,015
[4]	Oriental Republic of Uruguay	7.625%	3/21/36	8,661	12,297
[4]	Oriental Republic of Uruguay	4.125%	11/20/45	11,770	12,783
[4]	Oriental Republic of Uruguay	5.100%	6/18/50	43,136	51,118
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	33,570	39,337
[4,12]	Petroleos Mexicanos	2.290%	2/15/24	475	468
[12]	Petroleos Mexicanos	2.378%	4/15/25	989	978
	Province of Alberta	3.350%	11/1/23	32,028	32,537
	Province of Alberta	2.950%	1/23/24	14,602	14,737
	Province of Alberta	1.875%	11/13/24	28,635	28,121
	Province of Alberta	1.000%	5/20/25	19,870	18,858
	Province of Alberta	3.300%	3/15/28	19,750	20,282
	Province of Alberta	1.300%	7/22/30	42,345	37,909
[4]	Province of British Columbia	1.750%	9/27/24	17,875	17,548
[4]	Province of British Columbia	6.500%	1/15/26	266	299
	Province of British Columbia	2.250%	6/2/26	8,519	8,374
	Province of British Columbia	0.900%	7/20/26	18,730	17,417
	Province of British Columbia	1.300%	1/29/31	15,940	14,266
[4]	Province of Manitoba	2.600%	4/16/24	19,500	19,547
	Province of Manitoba	3.050%	5/14/24	2,200	2,225
	Province of Manitoba	2.125%	6/22/26	5,280	5,127
[4]	Province of Manitoba	1.500%	10/25/28	10,735	9,939
	Province of New Brunswick	3.625%	2/24/28	6,700	7,002
	Province of Ontario	3.400%	10/17/23	52,770	53,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of Ontario	3.050%	1/29/24	13,866	14,028
	Province of Ontario	3.200%	5/16/24	6,950	7,051
	Province of Ontario	2.500%	4/27/26	21,145	20,961
	Province of Ontario	2.300%	6/15/26	42,600	41,883
	Province of Ontario	2.000%	10/2/29	32,660	31,087
	Province of Ontario	1.125%	10/7/30	24,130	21,255
	Province of Ontario	1.600%	2/25/31	45,405	41,412
	Province of Ontario	1.800%	10/14/31	39,000	35,891
[4]	Province of Quebec	7.500%	7/15/23	300	320
[4]	Province of Quebec	7.125%	2/9/24	10,772	11,667
[4]	Province of Quebec	2.500%	4/9/24	2,500	2,503
[4]	Province of Quebec	2.875%	10/16/24	19,388	19,536
[4]	Province of Quebec	1.500%	2/11/25	15,942	15,456
	Province of Quebec	0.600%	7/23/25	32,665	30,550
	Province of Quebec	2.500%	4/20/26	24,850	24,664
	Province of Quebec	2.750%	4/12/27	46,455	46,585
[4]	Province of Quebec	7.500%	9/15/29	18,008	23,557
	Province of Quebec	1.350%	5/28/30	19,400	17,453
	Province of Quebec	1.900%	4/21/31	91,925	86,163
	Republic of Chile	2.250%	10/30/22	2,485	2,490
	Republic of Chile	3.125%	3/27/25	7,020	7,103
	Republic of Chile	3.125%	1/21/26	12,218	12,309
[4]	Republic of Chile	2.750%	1/31/27	13,514	13,235
[4]	Republic of Chile	3.240%	2/6/28	27,946	27,942
[4]	Republic of Chile	2.450%	1/31/31	22,665	21,215
[4]	Republic of Chile	2.550%	7/27/33	45,300	41,308
[4]	Republic of Chile	3.500%	1/31/34	16,562	16,399
[4]	Republic of Chile	3.100%	5/7/41	34,855	30,801
[4]	Republic of Chile	4.340%	3/7/42	9,010	9,277
	Republic of Chile	3.625%	10/30/42	3,450	3,224
[4]	Republic of Chile	3.500%	1/25/50	29,541	27,068
[4]	Republic of Chile	4.000%	1/31/52	19,600	19,366
[4]	Republic of Chile	3.100%	1/22/61	16,557	13,626
[4]	Republic of Chile	3.250%	9/21/71	4,944	4,004
	Republic of Finland	6.950%	2/15/26	2,770	3,175
	Republic of Hungary	5.750%	11/22/23	8,786	9,198
	Republic of Hungary	5.375%	3/25/24	31,021	32,489
	Republic of Hungary	7.625%	3/29/41	17,705	25,768
	Republic of Indonesia	4.450%	2/11/24	250	259
	Republic of Indonesia	3.500%	1/11/28	13,892	14,222
	Republic of Indonesia	4.100%	4/24/28	18,859	19,954
	Republic of Indonesia	4.750%	2/11/29	22,047	24,340
	Republic of Indonesia	3.400%	9/18/29	7,702	7,871
	Republic of Indonesia	2.850%	2/14/30	7,871	7,741
	Republic of Indonesia	3.850%	10/15/30	19,903	20,938
	Republic of Indonesia	1.850%	3/12/31	18,240	16,484
[4]	Republic of Indonesia	2.150%	7/28/31	2,850	2,641
[4]	Republic of Indonesia	3.550%	3/31/32	11,455	11,761
[4,7]	Republic of Indonesia	4.750%	7/18/47	2,415	2,586
	Republic of Indonesia	4.350%	1/11/48	40,627	41,888
	Republic of Indonesia	5.350%	2/11/49	19,225	22,189
	Republic of Indonesia	3.700%	10/30/49	10,675	10,306
	Republic of Indonesia	3.500%	2/14/50	5,525	5,169
	Republic of Indonesia	4.200%	10/15/50	22,202	23,083
	Republic of Indonesia	3.050%	3/12/51	13,830	12,553
[4]	Republic of Indonesia	4.300%	3/31/52	3,400	3,564
[4]	Republic of Indonesia	3.200%	9/23/61	800	683
	Republic of Indonesia	4.450%	4/15/70	16,865	17,392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	3.350%	3/12/71	8,690	7,317
	Republic of Italy	6.875%	9/27/23	39,659	42,094
	Republic of Italy	0.875%	5/6/24	24,295	23,264
	Republic of Italy	2.375%	10/17/24	35,073	34,501
	Republic of Italy	1.250%	2/17/26	34,895	32,188
	Republic of Italy	2.875%	10/17/29	20,831	19,690
	Republic of Italy	5.375%	6/15/33	30,730	34,900
	Republic of Italy	4.000%	10/17/49	31,520	30,272
	Republic of Italy	3.875%	5/6/51	38,052	35,282
	Republic of Korea	3.875%	9/11/23	4,205	4,292
	Republic of Korea	2.000%	6/19/24	500	494
	Republic of Korea	5.625%	11/3/25	2,525	2,752
	Republic of Korea	2.750%	1/19/27	54,327	54,252
	Republic of Korea	3.500%	9/20/28	450	467
	Republic of Korea	2.500%	6/19/29	12,925	12,824
	Republic of Korea	1.000%	9/16/30	11,360	9,958
	Republic of Korea	1.750%	10/15/31	8,525	7,875
	Republic of Korea	4.125%	6/10/44	7,842	9,311
	Republic of Korea	3.875%	9/20/48	8,043	9,409
[4]	Republic of Panama	4.000%	9/22/24	18,169	18,586
[4]	Republic of Panama	3.750%	3/16/25	25,038	25,515
	Republic of Panama	7.125%	1/29/26	14,719	16,802
	Republic of Panama	8.875%	9/30/27	9,807	12,522
[4]	Republic of Panama	3.875%	3/17/28	21,675	22,158
	Republic of Panama	9.375%	4/1/29	12,645	17,138
[4]	Republic of Panama	3.160%	1/23/30	9,915	9,705
[4]	Republic of Panama	2.252%	9/29/32	25,220	22,330
[4]	Republic of Panama	6.700%	1/26/36	28,811	35,621
[4]	Republic of Panama	4.500%	5/15/47	13,855	13,828
[4]	Republic of Panama	4.500%	4/16/50	44,958	44,505
[4]	Republic of Panama	4.300%	4/29/53	21,225	20,498
[4]	Republic of Panama	4.500%	4/1/56	41,423	40,658
[4]	Republic of Panama	3.870%	7/23/60	28,830	25,307
[4]	Republic of Panama	4.500%	1/19/63	17,100	16,465
	Republic of Peru	7.350%	7/21/25	7,239	8,202
[4]	Republic of Peru	2.392%	1/23/26	12,130	11,797
	Republic of Peru	4.125%	8/25/27	2,399	2,494
	Republic of Peru	2.844%	6/20/30	9,463	9,089
[4]	Republic of Peru	2.783%	1/23/31	52,957	49,991
[4]	Republic of Peru	1.862%	12/1/32	26,980	23,141
	Republic of Peru	8.750%	11/21/33	36,024	52,298
[4]	Republic of Peru	3.000%	1/15/34	25,050	23,495
[4]	Republic of Peru	6.550%	3/14/37	16,341	20,709
[4]	Republic of Peru	3.300%	3/11/41	18,202	16,615
	Republic of Peru	5.625%	11/18/50	27,393	34,763
[4]	Republic of Peru	3.550%	3/10/51	265	248
[4]	Republic of Peru	2.780%	12/1/60	20,858	16,374
[4]	Republic of Peru	3.600%	1/15/72	19,975	17,257
[4]	Republic of Peru	3.230%	7/28/21	19,496	14,930
	Republic of Poland	3.000%	3/17/23	13,885	13,957
	Republic of Poland	4.000%	1/22/24	23,849	24,472
	Republic of Poland	3.250%	4/6/26	26,885	27,376
	Republic of the Philippines	4.200%	1/21/24	1,985	2,040
	Republic of the Philippines	9.500%	10/21/24	1,200	1,391
	Republic of the Philippines	10.625%	3/16/25	20,691	25,243
	Republic of the Philippines	5.500%	3/30/26	20,865	22,797
	Republic of the Philippines	3.229%	3/29/27	6,300	6,372
	Republic of the Philippines	3.000%	2/1/28	16,695	16,755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of the Philippines	3.750%	1/14/29	23,130	24,069
	Republic of the Philippines	9.500%	2/2/30	21,578	30,600
	Republic of the Philippines	2.457%	5/5/30	12,467	11,859
	Republic of the Philippines	7.750%	1/14/31	29,370	38,540
	Republic of the Philippines	1.648%	6/10/31	7,783	6,922
	Republic of the Philippines	1.950%	1/6/32	6,250	5,666
	Republic of the Philippines	6.375%	1/15/32	10,780	13,201
	Republic of the Philippines	3.556%	9/29/32	8,300	8,500
	Republic of the Philippines	6.375%	10/23/34	40,226	50,783
	Republic of the Philippines	5.000%	1/13/37	4,505	5,058
	Republic of the Philippines	3.950%	1/20/40	40,388	40,391
	Republic of the Philippines	3.700%	3/1/41	20,337	19,748
	Republic of the Philippines	3.700%	2/2/42	25,180	24,433
	Republic of the Philippines	2.950%	5/5/45	28,137	24,359
	Republic of the Philippines	2.650%	12/10/45	9,774	8,090
	Republic of the Philippines	3.200%	7/6/46	29,629	26,643
	Republic of the Philippines	4.200%	3/29/47	3,600	3,775
	State of Israel	3.150%	6/30/23	4,620	4,671
	State of Israel	2.875%	3/16/26	27,420	27,551
	State of Israel	3.250%	1/17/28	8,300	8,538
	State of Israel	2.500%	1/15/30	3,092	3,017
	State of Israel	2.750%	7/3/30	21,567	21,352
	State of Israel	4.500%	1/30/43	17,480	19,756
	State of Israel	4.125%	1/17/48	15,300	16,334
	State of Israel	3.375%	1/15/50	38,629	36,693
	State of Israel	3.875%	7/3/50	26,480	27,333
	State of Israel	4.500%	4/3/20	18,793	20,152
[4]	Svensk Exportkredit AB	0.750%	4/6/23	8,417	8,314
[4]	Svensk Exportkredit AB	0.250%	9/29/23	17,225	16,719
	Svensk Exportkredit AB	0.500%	11/10/23	18,550	18,021
[4]	Svensk Exportkredit AB	0.375%	3/11/24	9,000	8,648
[4]	Svensk Exportkredit AB	0.375%	7/30/24	9,375	8,922
	Svensk Exportkredit AB	0.625%	10/7/24	19,000	18,103
[4]	Svensk Exportkredit AB	0.625%	5/14/25	27,430	25,766
	Svensk Exportkredit AB	0.500%	8/26/25	35,425	32,910
[4]	Svensk Exportkredit AB	2.250%	3/22/27	12,800	12,550
[4]	Svensk Exportkredit AB	0.000%	5/11/37	200	122
	United Mexican States	3.600%	1/30/25	41,067	42,144
[4]	United Mexican States	3.900%	4/27/25	16,007	16,573
	United Mexican States	4.125%	1/21/26	32,785	34,413
	United Mexican States	4.150%	3/28/27	33,140	34,926
	United Mexican States	3.750%	1/11/28	30,935	31,508
	United Mexican States	4.500%	4/22/29	38,680	40,829
[4]	United Mexican States	3.250%	4/16/30	38,285	36,903
[4]	United Mexican States	2.659%	5/24/31	7,690	6,999
[4]	United Mexican States	8.300%	8/15/31	3,680	5,048
[4]	United Mexican States	4.750%	4/27/32	39,621	42,061
[4]	United Mexican States	7.500%	4/8/33	14,865	19,416
[4]	United Mexican States	3.500%	2/12/34	19,200	17,872
[4]	United Mexican States	6.750%	9/27/34	12,938	15,844
	United Mexican States	6.050%	1/11/40	36,994	42,035
[4]	United Mexican States	4.280%	8/14/41	69,628	65,022
[4]	United Mexican States	4.750%	3/8/44	50,199	49,500
	United Mexican States	5.550%	1/21/45	10,008	10,943
	United Mexican States	4.600%	1/23/46	33,679	32,345
	United Mexican States	4.350%	1/15/47	37,890	35,118
	United Mexican States	4.600%	2/10/48	39,143	37,365
[4]	United Mexican States	4.500%	1/31/50	46,267	43,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	United Mexican States	5.000%	4/27/51	17,705	17,947
[4]	United Mexican States	4.400%	2/12/52	41,050	37,809
[4]	United Mexican States	3.771%	5/24/61	61,787	50,057
[4]	United Mexican States	5.750%	10/12/10	32,162	32,721
Total Sovereign Bonds (Cost $11,201,345)					10,803,252
Taxable Municipal Bonds (0.7%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	2,420	2,428
	Alabama Federal AID Highway Finance Authority Special Obligation Revenue	2.650%	9/1/37	4,750	4,243
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,050	2,982
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	4,895	6,409
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	2,300	3,377
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	1,000	1,289
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	8,475	10,978
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	2,095	2,641
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.499%	2/15/50	1,550	2,232
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	9,415	15,597
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,000	3,788
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	5,583
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	18,010	25,590
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	6,275	9,645
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	10,390	16,078
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	6,725	5,819
	California GO	3.375%	4/1/25	5,450	5,550
	California GO	2.650%	4/1/26	5,000	4,977
	California GO	1.700%	2/1/28	5,150	4,794
	California GO	3.500%	4/1/28	7,635	7,842
	California GO	3.050%	4/1/29	600	596
	California GO	2.500%	10/1/29	9,035	8,657
	California GO	1.750%	11/1/30	5,000	4,456
	California GO	4.500%	4/1/33	11,590	12,586
	California GO	7.500%	4/1/34	32,805	45,212
	California GO	4.600%	4/1/38	17,500	19,145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	7.550%	4/1/39	41,470	61,494
	California GO	7.300%	10/1/39	6,946	9,776
	California GO	7.350%	11/1/39	29,675	42,000
	California GO	7.625%	3/1/40	15,125	22,264
	California GO	7.600%	11/1/40	15,755	23,968
	California Health Facilities Financing Authority Revenue	4.353%	6/1/41	1,000	1,018
	California State University Systemwide Revenue	3.899%	11/1/47	3,220	3,310
	California State University Systemwide Revenue	2.897%	11/1/51	1,850	1,610
	California State University Systemwide Revenue	2.975%	11/1/51	10,905	9,729
	California State University Systemwide Revenue	2.719%	11/1/52	4,300	3,625
	California State University Systemwide Revenue	2.939%	11/1/52	6,000	5,151
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	1,768
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,000	4,809
	Chicago IL GO	7.045%	1/1/29	2,220	2,439
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	7,505	9,282
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,745	2,340
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	4,375	5,075
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	9,095	10,811
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	7,135	9,172
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	5,415
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	8,870	9,181
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	5,735	5,849
	Connecticut GO	5.090%	10/1/30	8,770	9,499
	Connecticut GO	5.850%	3/15/32	7,595	9,022
	Cook County IL GO	6.229%	11/15/34	4,650	5,801
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,668
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	2,725
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,000	4,758
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	4,490	5,814
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	3,750	4,002
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	15,350	14,270
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	4,500	4,101
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	3,600	3,144
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	5,675	6,695
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	4,650	5,225

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	4,720	6,083
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	70	70
Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	20,500	19,473
Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	13,800	12,863
Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	16,985	15,504
Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	4,850	4,830
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	12,850	17,150
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,532	8,851
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,608	4,744
Georgia Water & Wastewater Revenue	2.257%	11/1/35	2,400	2,145
Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	3,550	3,225
Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	3,000	2,739
Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	5,700	5,198
Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	4,700	4,189
Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,700	4,250
Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	7,400	7,329
Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	5,200	4,998
Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	8,625	7,664
Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	27,320	24,672
Great Lakes MI Water Authority Water Supply System Revenue	3.473%	7/1/41	1,000	976
Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	4,100	3,852
Houston TX GO	6.290%	3/1/32	12,395	14,649
Houston TX GO	3.961%	3/1/47	1,330	1,416
Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	2,400	2,049
Illinois GO	4.950%	6/1/23	6,771	6,892
Illinois GO	5.100%	6/1/33	85,134	90,532
Illinois GO	6.630%	2/1/35	2,930	3,288
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,980	6,166
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	5,225	4,757
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	6,300	6,516
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	7,980	8,774
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	4,165	3,826

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	1,925	2,192
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	900	1,023
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	4,750	3,948
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	4,300	5,042
	Los Angeles CA Community College District GO	1.606%	8/1/28	9,595	8,900
	Los Angeles CA Community College District GO	1.806%	8/1/30	8,300	7,509
	Los Angeles CA Community College District GO	2.106%	8/1/32	13,140	11,818
	Los Angeles CA Community College District GO	6.750%	8/1/49	3,025	4,556
[15]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	3,225	3,181
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	3,925	4,919
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	2,700	3,794
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	5,060	7,446
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,075	2,358
	Los Angeles CA Unified School District GO	5.750%	7/1/34	14,640	17,346
	Los Angeles CA Unified School District GO	6.758%	7/1/34	17,485	22,202
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	8,110	9,931
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	2,200	3,272
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	3,900	3,442
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	3,900	3,379
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	2,330	3,023
	Massachusetts GO	4.500%	8/1/31	400	437
	Massachusetts GO	5.456%	12/1/39	5,350	6,639
	Massachusetts GO	2.514%	7/1/41	13,650	11,669
	Massachusetts GO	2.813%	9/1/43	10,415	9,003
	Massachusetts GO	2.900%	9/1/49	5,415	4,660
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	3,000	2,734
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	3,856
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	7,605	7,136
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	5,510	4,867
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	4,275	5,363
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	3,500	3,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	2,981
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	6,325	9,566
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,205	6,383
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	2,025	2,000
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	4,490	4,331
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,225	5,939
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	6,300	5,559
	Michigan State University Revenue	4.496%	8/15/48	2,600	2,775
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	4,000	3,637
	Mississippi GO	5.245%	11/1/34	1,375	1,597
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	4,815	4,330
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	5,750	5,538
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	15,550	18,273
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	12,050	13,279
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	5,035	5,043
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	8,105	10,578
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	5,410	5,351
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	18,650	27,166
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	24,238	34,390
	New York City NY GO	5.517%	10/1/37	9,550	11,430
	New York City NY GO	6.271%	12/1/37	3,200	4,085
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	1,882
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	395	518
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	3,884
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,413
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	4,675	5,992

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	19,200	25,983
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	4,675	5,428
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	8,550	10,220
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	1,950	2,266
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	1,935	2,436
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	720	924
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	10,350	11,842
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,105	29,384
	New York State Dormitory Authority Revenue	3.142%	7/1/43	11,425	10,800
	New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	8,600	7,348
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	2,650	2,498
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,170	2,569
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	865	1,055
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	9,795	9,217
	New York State Thruway Authority General Revenue	2.900%	1/1/35	5,015	4,692
	New York State Thruway Authority General Revenue	3.500%	1/1/42	2,000	1,901
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	4,000	4,118
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	5,775	6,590
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	1,950	1,767
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,855	16,076
	Ohio State University General Receipts Revenue	4.910%	6/1/40	9,285	10,829
	Ohio State University General Receipts Revenue	3.798%	12/1/46	5,285	5,270
	Ohio State University General Receipts Revenue	4.800%	6/1/11	3,860	4,415
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	8,675	7,932
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,803
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	6,040	7,383
	Oregon GO	5.892%	6/1/27	5,230	5,803
[14]	Oregon GO	3.424%	3/1/60	7,680	7,454
[15]	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,289
[16]	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,727

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania State University	2.790%	9/1/43	7,400	6,644
Pennsylvania State University	2.840%	9/1/50	5,415	4,727
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	4,390	5,588
Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	3,800	3,289
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,560	3,057
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	23,560	28,744
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	12,025	14,671
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	6,300	7,356
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	4,625	4,852
Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	2,205	2,278
Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	12,100	10,874
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,315	2,776
Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	5,350	4,519
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	28,925	32,135
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	5,400	6,319
Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	5,400	4,664
Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	5,225	4,465
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	3,500	4,700
Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	975	984
Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,275	3,968
Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,325	1,225
Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,815	4,388
Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	5,000	4,608
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,700	8,535
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,525	3,455
Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	1,795	2,018
Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,880	4,572
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,085	5,213
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,750	8,395
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,150	5,626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	3,900	3,316
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.248%	4/1/48	1,225	1,161
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	3,760	5,139
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	11,670	15,810
	San Francisco CA City & County Public Utilities Commission Water Revenue	3.303%	11/1/39	6,605	6,268
	San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	3,825	3,359
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,175	7,668
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	5,940	5,846
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	8,775	9,944
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	2,300	2,293
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	8,650	11,406
	State Public School Building Authority PA Revenue	5.000%	9/15/27	2,617	2,842
	Texas GO	5.517%	4/1/39	17,465	22,120
	Texas GO	3.211%	4/1/44	6,000	5,833
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	12,735	13,055
	Texas Transportation Commission GO	4.681%	4/1/40	2,850	3,311
	Texas Transportation Commission GO	2.562%	4/1/42	9,375	8,127
	Texas Transportation Commission GO	2.472%	10/1/44	12,250	10,201
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,485	8,339
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	9,725	10,390
[15]	Tucson City AZ COP	2.856%	7/1/47	4,300	3,729
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	13,925	19,117
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	2,575	3,541
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	7,295	6,384
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	6,730	5,980
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	3,600	3,038
	University of California Revenue	0.883%	5/15/25	4,075	3,830
	University of California Revenue	3.063%	7/1/25	12,062	12,122
	University of California Revenue	1.316%	5/15/27	7,575	6,953
	University of California Revenue	1.614%	5/15/30	10,355	9,135
	University of California Revenue	4.601%	5/15/31	5,079	5,440
	University of California Revenue	5.946%	5/15/45	13,025	16,305
	University of California Revenue	3.071%	5/15/51	7,300	6,355
	University of California Revenue	4.858%	5/15/12	17,190	19,185
	University of California Revenue	4.767%	5/15/15	6,058	6,638
	University of Michigan	2.437%	4/1/40	5,110	4,450
	University of Michigan	2.562%	4/1/50	2,850	2,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	5,355	4,928
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	14,580	11,732
	University of Texas Financing System Revenue	4.794%	8/15/46	2,985	3,575
	University of Texas Financing System Revenue	3.354%	8/15/47	3,200	3,132
	University of Texas Financing System Revenue	2.439%	8/15/49	5,110	4,161
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	5,800	5,567
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	5,715	5,402
	University of Virginia Revenue	2.256%	9/1/50	19,425	15,409
	University of Virginia Revenue	4.179%	9/1/17	3,425	3,430
	University of Virginia Revenue	3.227%	9/1/19	1,395	1,062
	Utah GO	4.554%	7/1/24	1,410	1,445
	Utah GO	3.539%	7/1/25	8,971	9,101
	Washington GO	5.140%	8/1/40	4,410	5,214
[15]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	1,050	1,126
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,100	3,126
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	17,995	18,628
Total Taxable Municipal Bonds (Cost $2,008,770)					2,061,503

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[17]	Vanguard Market Liquidity Fund (Cost $3,294,555)	0.312%	32,956,790	3,295,349
Total Investments (100.6%) (Cost $310,496,493)				299,652,592
Other Assets and Liabilities—Net (-0.6%)				(1,766,944)
Net Assets (100%)				297,885,648
Cost is in $000.
1	Securities with a value of $27,575,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2022.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $1,804,653,000, representing 0.6% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1 YR—1-year.
12M—12-month.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	193,375,378	—	193,375,378
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,666,266	—	7,666,266
Corporate Bonds	—	82,450,844	—	82,450,844
Sovereign Bonds	—	10,803,252	—	10,803,252
Taxable Municipal Bonds	—	2,061,503	—	2,061,503
Temporary Cash Investments	3,295,349	—	—	3,295,349
Total	3,295,349	296,357,243	—	299,652,592